UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, Minnesota			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

August 31, 2013

Columbia Convertible Securities Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Convertible Securities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	29
Approval of Investment Management Services Agreement	35
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Convertible Securities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Convertible Securities Fund (the Fund) Class A shares returned 8.54% excluding sales charges for the six-month period that ended August 31, 2013.

>  The Fund slightly underperformed its benchmark, the Bank of America Merrill Lynch (BofAML) All Convertibles All Qualities Index, which returned 8.65% for the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	09/25/87
Excluding sales charges		8.54	18.32	7.18	6.76
Including sales charges		2.28	11.52	5.93	6.13
Class B	07/15/98
Excluding sales charges		8.10	17.41	6.38	5.95
Including sales charges		3.10	12.41	6.07	5.95
Class C	10/21/96
Excluding sales charges		8.17	17.42	6.39	5.95
Including sales charges		7.17	16.42	6.39	5.95
Class I*	09/27/10	8.74	18.82	7.42	6.87
Class R*	11/16/11	8.35	17.97	6.80	6.34
Class R4*	11/08/12	8.67	18.61	7.24	6.78
Class R5*	11/08/12	8.74	18.72	7.26	6.79
Class W*	11/16/11	8.55	18.34	7.07	6.61
Class Z	05/21/99	8.66	18.58	7.47	7.02
BofAML All Convertibles All Qualities Index		8.65	18.78	8.40	7.10

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The BofAML All Convertibles All Qualities Index measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Convertible Securities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Gilead Sciences, Inc., 1.625% 05/01/16	3.7
General Motors Co., 4.750%	3.2
Micron Technology, Inc., 2.125% 02/15/33	2.0
EMC Corp., 1.750% 12/01/13	1.7
Bank of America Corp., 7.250%	1.6
Intel Corp., 3.250% 08/01/39	1.4
Health Care REIT, Inc., 6.500%	1.3
Jarden Corp., 1.875% 09/15/18	1.3
Salesforce.com, Inc., 0.250% 04/01/18	1.2
Chesapeake Energy Corp., 5.000%	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2013)
Common Stocks	2.8
Financials	0.4
Information Technology	1.0
Utilities	1.4
Convertible Bonds	72.1
Convertible Preferred Stocks	24.8
Consumer Discretionary	4.7
Consumer Staples	1.9
Energy	3.9
Financials	7.3
Health Care	1.0
Industrials	2.0
Utilities	4.0
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

David King, CFA

Yan Jin

Semiannual Report 2013
3

Columbia Convertible Securities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,085.40	1,019.35	5.96	5.77	1.14
Class B	1,000.00	1,000.00	1,081.00	1,015.54	9.91	9.60	1.90
Class C	1,000.00	1,000.00	1,081.70	1,015.54	9.92	9.60	1.90
Class I	1,000.00	1,000.00	1,087.40	1,021.51	3.72	3.60	0.71
Class R	1,000.00	1,000.00	1,083.50	1,018.05	7.31	7.08	1.40
Class R4	1,000.00	1,000.00	1,086.70	1,020.61	4.66	4.51	0.89
Class R5	1,000.00	1,000.00	1,087.40	1,021.51	3.72	3.60	0.71
Class W	1,000.00	1,000.00	1,085.50	1,019.30	6.01	5.82	1.15
Class Z	1,000.00	1,000.00	1,086.60	1,020.56	4.71	4.56	0.90

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until June 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.66% for Class I. Any amounts waived will not be reimbursed by the Fund. This change was effective July 1, 2013. If this change had been in place for the entire six month period ended August 31, 2013, the actual expenses paid would have been $3.45 and the hypothetical expenses paid would have been $3.35 for Class I.

Other share classes may have had expense waiver changes; however, the changes were not considered material.

Semiannual Report 2013
4

Columbia Convertible Securities Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 2.8%

Issuer	Shares	Value ($)
Financials 0.4%
Real Estate Investment Trusts (REITs) 0.4%
Digital Realty Trust, Inc.	40,000	2,224,000
Total Financials		2,224,000
Health Care 1.0%
Health Care Providers & Services 1.0%
WellPoint, Inc.	72,000	6,130,080
Total Health Care		6,130,080
Information Technology 1.4%
Semiconductors & Semiconductor Equipment 1.4%
Microchip Technology, Inc.	80,000	3,104,800
Xilinx, Inc.	125,000	5,427,500
Total		8,532,300
Total Information Technology		8,532,300
Total Common Stocks (Cost: $17,857,374)		16,886,380
Convertible Preferred Stocks 24.6%
Consumer Discretionary 4.7%
Automobiles 3.1%
General Motors Co., 4.750%	390,000	18,977,400
Internet & Catalog Retail 1.1%
priceline.com, Inc., 1.000%(a)	7,184	6,228,511
Media 0.5%
Interpublic Group of Companies, Inc. (The), 5.250%	2,400	3,081,000
Total Consumer Discretionary		28,286,911
Consumer Staples 1.9%
Food Products 1.9%
Bunge Ltd., 4.875%	57,000	5,973,600
Post Holdings, Inc., 3.750%(a)	52,500	5,594,820
Total		11,568,420
Total Consumer Staples		11,568,420
Energy 3.8%
Energy Equipment & Services 0.8%
Hornbeck Offshore Services, 0.000%(a)(h)	91,750	4,836,509

Convertible Preferred Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.0%
Chesapeake Energy Corp., 5.000%	73,100	6,569,863
Chesapeake Energy Corp., 5.750%(a)	5,500	6,056,875
Energy XXI Bermuda Ltd., 5.625%	10,000	3,002,120
Penn Virginia Corp., 6.000%	27,065	2,691,901
Total		18,320,759
Total Energy		23,157,268
Financials 7.3%
Diversified Financial Services 2.6%
AMG Capital Trust II, 5.150%	110,000	6,290,625
Bank of America Corp., 7.250%	9,000	9,709,650
Total		16,000,275
Insurance 1.0%
MetLife, Inc., 5.000%	105,000	5,723,550
Real Estate Investment Trusts (REITs) 3.7%
Alexandria Real Estate Equities, Inc., 7.000%	215,000	5,388,437
Health Care REIT, Inc., 6.500%	135,000	7,744,950
Weyerhaeuser Co., 6.375%	117,600	6,253,968
iStar Financial, Inc., 4.500%	58,000	3,019,248
Total		22,406,603
Total Financials		44,130,428
Health Care 1.0%
Biotechnology 0.5%
Vertex Pharmaceuticals, 0.500%(a)	41,250	3,070,198
Health Care Equipment & Supplies 0.5%
Alere, Inc., 3.000%	11,300	3,017,609
Total Health Care		6,087,807
Industrials 2.0%
Aerospace & Defense 0.9%
United Technologies Corp., 7.500%	91,000	5,652,010
Road & Rail 1.1%
2010 Swift Mandatory Common Exchange Security Trust, 6.000%(a)	215,000	3,211,563
Genesee & Wyoming, Inc., 5.000%	26,650	3,231,046
Total		6,442,609
Total Industrials		12,094,619

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Convertible Preferred Stocks (continued)

Issuer		Shares	Value ($)
Utilities 3.9%
Electric Utilities 2.0%
NextEra Energy, Inc., 5.599%		110,000	6,082,670
PPL Corp., 8.750%		110,000	5,883,900
Total			11,966,570
Multi-Utilities 1.9%
CenterPoint Energy, Inc., 3.547%(b)		125,000	5,898,438
Dominion Resources, Inc. 04/01/16	6.125%	58,696	3,006,996
07/01/16	6.000%	58,696	3,005,235
Total			11,910,669
Total Utilities			23,877,239
Total Convertible Preferred Stocks (Cost: $138,149,236)			149,202,692

Convertible Bonds 71.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 1.4%
AirTran Holdings, Inc. Senior Unsecured 11/01/16	5.250%	2,950,000	4,141,062
U.S. Airways Group, Inc. Senior Unsecured 05/15/14	7.250%	455,000	1,608,425
United Airlines, Inc. Senior Unsecured 01/15/15	4.500%	1,835,000	2,936,000
Total			8,685,487
Automotive 1.5%
Navistar International Corp. Senior Subordinated Notes 10/15/14	3.000%	5,700,000	5,700,000
TRW Automotive, Inc. 12/01/15	3.500%	1,400,000	3,307,640
Total			9,007,640
Banking 1.3%
Colony Financial, Inc. Senior Unsecured 04/15/23	5.000%	2,141,000	2,151,705

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walter Investment Management Corp. Senior Subordinated Notes 11/01/19	4.500%	5,550,000	5,612,437
Total			7,764,142
Brokerage 0.6%
FXCM, Inc. Senior Unsecured(a) 06/15/18	2.250%	3,332,000	3,824,736
Building Materials 0.9%
Cemex SAB de CV Subordinated Notes 03/15/15	4.875%	4,800,000	5,658,000
Chemicals —%
ShengdaTech, Inc. Senior Notes(a)(c)(d)(e) 12/15/15	6.500%	2,430,000	24,300
Consumer Cyclical Services 1.1%
MasTec, Inc. 12/15/14	4.250%	1,615,000	3,375,350
Outerwall, Inc. Senior Unsecured 09/01/14	4.000%	2,020,000	3,096,913
Total			6,472,263
Consumer Products 1.2%
Jarden Corp.(a) 09/15/18	1.875%	6,650,000	7,497,210
Diversified Manufacturing 0.7%
GT Advanced Technologies, Inc. Senior Unsecured 10/01/17	3.000%	3,650,000	3,944,281
Electric 1.2%
Covanta Holding Corp. Senior Unsecured 06/01/14	3.250%	3,050,000	4,125,125
SunPower Corp. Senior Unsecured(a) 06/01/18	0.750%	3,140,000	3,287,140
Total			7,412,265
Gaming 1.1%
MGM Resorts International 04/15/15	4.250%	5,450,000	6,478,688

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 4.7%
HeartWare International, Inc. Senior Unsecured 12/15/17	3.500%	4,000,000	4,482,500
Hologic, Inc. Senior Unsecured(b) 12/15/37	2.000%	5,190,000	5,939,306
Insulet Corp. Senior Unsecured 06/15/16	3.750%	3,580,000	4,865,864
Molina Healthcare, Inc. Senior Notes(a) 01/15/20	1.125%	3,804,000	3,922,000
Omnicare, Inc. 04/01/42	3.750%	4,630,000	6,415,189
Teleflex, Inc. Senior Subordinated Notes 08/01/17	3.875%	2,330,000	3,130,938
Total			28,755,797
Home Construction 2.7%
KB Home 02/01/19	1.375%	5,500,000	5,231,875
Lennar Corp.(a) 11/15/21	3.250%	3,500,000	5,372,500
Meritage Homes Corp. 09/15/32	1.875%	5,300,000	5,545,125
Total			16,149,500
Independent Energy 1.6%
Endeavour International Corp. 07/15/16	5.500%	3,450,000	2,708,250
Newpark Resources, Inc. Senior Unsecured 10/01/17	4.000%	2,300,000	2,938,710
Stone Energy Corp. 03/01/17	1.750%	4,200,000	4,247,250
Total			9,894,210
Lodging 0.5%
Home Inns & Hotels Management, Inc. Senior Unsecured 12/15/15	2.000%	400,000	373,000
Home Inns & Hotels Management, Inc.(a) Senior Unsecured 12/15/15	2.000%	3,020,000	2,816,150
Total			3,189,150

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Non-Cable 0.5%
Liberty Interactive LLC Senior Unsecured(a) 03/30/43	0.750%	3,000,000	3,264,750
Metals 3.1%
Horsehead Holding Corp. Senior Unsecured 07/01/17	3.800%	2,670,000	2,827,637
Jaguar Mining, Inc. Senior Unsecured 03/31/16	5.500%	3,500,000	770,000
James River Coal Co.(a) 06/01/18	10.000%	5,352,000	2,742,900
Molycorp, Inc. Senior Unsecured 09/01/17	6.000%	3,330,000	2,524,207
Royal Gold, Inc. Senior Unsecured 06/15/19	2.875%	3,800,000	3,761,103
United States Steel Corp. Senior Unsecured 04/01/19	2.750%	5,710,000	5,888,437
Total			18,514,284
Non-Captive Consumer 0.8%
DFC Global Corp. Senior Unsecured(a) 04/15/17	3.250%	5,100,000	4,693,173
Non-Captive Diversified 0.7%
Air Lease Corp. Senior Unsecured 12/01/18	3.875%	3,500,000	4,355,313
Oil Field Services 1.3%
Cobalt International Energy, Inc. Senior Unsecured 12/01/19	2.625%	5,000,000	5,163,500
Vantage Drilling Co. Senior Unsecured(a) 07/15/43	5.500%	2,812,000	2,955,412
Total			8,118,912
Other Financial Institutions 2.0%
Ares Capital Corp. Senior Unsecured(a) 01/15/19	4.375%	6,100,000	5,990,962

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Forest City Enterprises, Inc. Senior Unsecured(a) 08/15/20	3.625%	6,050,000	5,957,435
Total			11,948,397
Other Industry 0.9%
General Cable Corp. Subordinated Notes(b) 11/15/29	4.500%	2,500,000	2,739,063
WESCO International, Inc. 09/15/29	6.000%	1,000,000	2,658,125
Total			5,397,188
Pharmaceuticals 11.3%
Akorn, Inc. Senior Unsecured 06/01/16	3.500%	1,620,000	3,396,937
Corsicanto Ltd. 01/15/32	3.500%	4,000,000	4,354,400
Cubist Pharmaceuticals, Inc. Senior Unsecured 11/01/17	2.500%	1,345,000	3,006,916
Dendreon Corp. Senior Unsecured 01/15/16	2.875%	10,020,000	6,563,100
Gilead Sciences, Inc. Senior Unsecured 05/01/16	1.625%	8,320,000	22,070,131
InterMune, Inc. Senior Unsecured 09/15/18	2.500%	6,500,000	5,752,500
Mylan, Inc. 09/15/15	3.750%	1,750,000	4,704,219
Pacira Pharmaceuticals, Inc. Senior Unsecured(a) 02/01/19	3.250%	1,900,000	3,089,267
Regeneron Pharmaceuticals, Inc. Senior Unsecured 10/01/16	1.875%	1,500,000	4,324,290
Salix Pharmaceuticals Ltd. Senior Notes 03/15/19	1.500%	5,000,000	6,150,000
Supernus Pharmaceuticals, Inc. Senior Secured(a) 05/01/19	7.500%	1,455,000	1,870,039
Theravance, Inc. Subordinated Notes 01/15/23	2.125%	2,190,000	3,209,094
Total			68,490,893

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 1.5%
MGIC Investment Corp. Senior Unsecured 04/01/20	2.000%	3,806,000	4,785,284
Radian Group, Inc. Senior Unsecured 03/01/19	2.250%	3,100,000	4,433,000
Total			9,218,284
Railroads 0.8%
Greenbrier Companies, Inc. Senior Unsecured 04/01/18	3.500%	4,500,000	4,671,563
REITs 3.0%
American Realty Capital Properties, Inc. Senior Unsecured 08/01/18	3.000%	6,240,000	6,008,246
SL Green Operating Partnership LP(a) 10/15/17	3.000%	4,800,000	5,739,000
Starwood Property Trust, Inc. Senior Unsecured 01/15/19	4.000%	6,180,000	6,434,925
Total			18,182,171
Retailers 0.9%
priceline.com, Inc. Senior Unsecured 03/15/15	1.250%	1,800,000	5,570,496
Technology 20.2%
Bottomline Technologies de, Inc. Senior Unsecured 12/01/17	1.500%	2,840,000	3,226,183
Ciena Corp. Senior Unsecured(a) 10/15/18	3.750%	4,800,000	6,110,448
Concur Technologies, Inc. Senior Unsecured(a) 06/15/18	0.500%	4,758,000	5,272,816
Cornerstone OnDemand, Inc. Senior Unsecured(a) 07/01/18	1.500%	3,140,000	3,678,730
Dealertrack Technologies, Inc. 03/15/17	1.500%	4,750,000	5,848,437
EMC Corp. Senior Unsecured 12/01/13	1.750%	6,500,000	10,436,562

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc. Subordinated Notes 06/15/16	4.750%	2,375,000	5,075,078
Intel Corp. 08/01/39	3.250%	7,000,000	8,400,000
Ixia Senior Notes 12/15/15	3.000%	2,700,000	3,002,063
Mentor Graphics Corp. 04/01/31	4.000%	4,740,000	6,022,762
Micron Technology, Inc. Senior Unsecured(a) 02/15/33	2.125%	8,850,000	12,253,710
Move, Inc. Senior Unsecured(a) 09/01/18	2.750%	3,170,000	3,370,978
Novellus Systems, Inc. 05/15/41	2.625%	3,000,000	4,422,750
Nuance Communications, Inc. Senior Unsecured 11/01/31	2.750%	5,450,000	5,610,094
ON Semiconductor Corp. 12/15/26	2.625%	5,250,000	5,686,406
Powerwave Technologies, Inc. Subordinated Notes(d) 10/01/27	3.875%	1,900,000	9,500
Rambus, Inc. Senior Unsecured(a) 08/15/18	1.125%	3,072,000	2,991,876
Salesforce.com, Inc. Senior Unsecured 01/15/15	0.750%	1,730,000	3,979,000
Salesforce.com, Inc.(a) Senior Unsecured 04/01/18	0.250%	6,950,000	7,245,375
SanDisk Corp. Senior Unsecured 08/15/17	1.500%	3,380,000	4,267,250
Shutterfly, Inc. Senior Unsecured(a) 05/15/18	0.250%	2,855,000	3,028,213
Spansion LLC(a) 09/01/20	2.000%	3,150,000	3,056,760
Take-Two Interactive Software, Inc. Senior Unsecured 07/01/18	1.000%	4,470,000	4,841,569

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TiVo, Inc. Senior Unsecured(a) 03/15/16	4.000%	3,900,000	5,009,063
Total			122,845,623
Textile 0.8%
Iconix Brand Group, Inc. Senior Subordinated Notes(a) 03/15/18	1.500%	3,807,000	4,603,729
Tobacco 0.7%
Vector Group Ltd. Senior Unsecured(b) 01/15/19	2.500%	3,900,000	4,529,850
Transportation Services 1.6%
DryShips, Inc. Senior Unsecured 12/01/14	5.000%	3,790,000	3,600,500
Wabash National Corp. Senior Unsecured 05/01/18	3.375%	2,400,000	2,982,672
XPO Logistics, Inc. Senior Unsecured 10/01/17	4.500%	2,120,000	3,090,833
Total			9,674,005
Wireless 0.7%
SBA Communications Corp. Senior Unsecured 10/01/14	4.000%	1,695,000	4,234,322
Total Convertible Bonds (Cost: $389,375,425)			433,070,622

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(f)(g)	1,802,504	1,802,504
Total Money Market Funds (Cost: $1,802,504)		1,802,504
Total Investments (Cost: $547,184,539)		600,962,198
Other Assets & Liabilities, Net		6,298,831
Net Assets		607,261,029

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of these securities amounted to $148,667,148 or 24.48% of net assets.

(b)  Variable rate security.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2013 was $24,300, representing less than 0.01% of net assets. Information concerning such security holdings at August 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
ShengdaTech, Inc. Senior Notes 12/15/15 6.5000%	12/10/10 - 12/21/10	2,434,408

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2013, the value of these securities amounted to $33,800, which represents 0.01% of net assets.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2013, the value of these securities amounted to $24,300, which represents less than 0.01% of net assets.

(f)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(g)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,891,361	116,125,000	(122,213,857)	1,802,504	7,144	1,802,504

(h)  Zero coupon bond.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Financials	2,224,000	—	—	2,224,000
Health Care	6,130,080	—	—	6,130,080
Information Technology	8,532,300	—	—	8,532,300
Convertible Preferred Stocks
Consumer Discretionary	18,977,400	9,309,511	—	28,286,911
Consumer Staples	—	11,568,420	—	11,568,420
Energy	—	23,157,268	—	23,157,268
Financials	29,432,118	14,698,310	—	44,130,428
Health Care	3,017,609	3,070,198	—	6,087,807
Industrials	8,883,056	3,211,563	—	12,094,619
Utilities	11,896,131	11,981,108	—	23,877,239
Total Equity Securities	89,092,694	76,996,378	—	166,089,072
Bonds
Convertible Bonds	—	—		—
Chemicals	—	—	24,300	24,300
All other industries	—	433,046,322	—	433,046,322
Total Bonds	—	433,046,322	24,300	433,070,622
Mutual Funds
Money Market Funds	1,802,504	—	—	1,802,504
Total Mutual Funds	1,802,504	—	—	1,802,504
Total	90,895,198	510,042,700	24,300	600,962,198

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Convertible Securities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Convertible Bonds ($)
Balance as of February 28, 2013	24,300
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2013	24,300

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Convertible Bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Convertible Securities Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $545,382,035)	$599,159,694
Affiliated issuers (identified cost $1,802,504)	1,802,504
Total investments (identified cost $547,184,539)	600,962,198
Receivable for:
Investments sold	3,072,262
Capital shares sold	565,102
Dividends	398,293
Interest	3,107,453
Reclaims	3,578
Expense reimbursement due from Investment Manager	3,960
Prepaid expenses	27,566
Total assets	608,140,412
Liabilities
Disbursements in excess of cash	17,844
Payable for:
Capital shares purchased	597,991
Investment management fees	12,550
Distribution and/or service fees	2,441
Transfer agent fees	85,210
Administration fees	986
Compensation of board members	97,528
Other expenses	64,833
Total liabilities	879,383
Net assets applicable to outstanding capital stock	$607,261,029
Represented by
Paid-in capital	$581,956,849
Undistributed net investment income	1,962,333
Accumulated net realized loss	(30,435,812)
Unrealized appreciation (depreciation) on:
Investments	53,777,659
Total — representing net assets applicable to outstanding capital stock	$607,261,029

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Convertible Securities Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$236,693,965
Shares outstanding	14,064,696
Net asset value per share	$16.83
Maximum offering price per share(a)	$17.86
Class B
Net assets	$949,283
Shares outstanding	57,472
Net asset value per share	$16.52
Class C
Net assets	$20,637,116
Shares outstanding	1,230,141
Net asset value per share	$16.78
Class I
Net assets	$186,566,884
Shares outstanding	11,057,291
Net asset value per share	$16.87
Class R
Net assets	$2,150,687
Shares outstanding	127,906
Net asset value per share	$16.81
Class R4
Net assets	$59,104
Shares outstanding	3,486
Net asset value per share(b)	$16.96
Class R5
Net assets	$714,467
Shares outstanding	42,129
Net asset value per share	$16.96
Class W
Net assets	$28,205,421
Shares outstanding	1,678,320
Net asset value per share	$16.81
Class Z
Net assets	$131,284,102
Shares outstanding	7,789,772
Net asset value per share	$16.85

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Convertible Securities Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,501,897
Dividends — affiliated issuers	7,144
Interest	6,215,042
Foreign taxes withheld	169
Total income	9,724,252
Expenses:
Investment management fees	2,255,440
Distribution and/or service fees
Class A	290,882
Class B	5,469
Class C	95,473
Class R	5,232
Class W	35,555
Transfer agent fees
Class A	293,660
Class B	1,378
Class C	24,098
Class R	2,641
Class R4	48
Class R5	42
Class W	35,901
Class Z	160,642
Administration fees	177,352
Compensation of board members	21,725
Custodian fees	4,030
Printing and postage fees	47,063
Registration fees	34,820
Professional fees	17,134
Other	13,374
Total expenses	3,521,959
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(577,823)
Expense reductions	(1,710)
Total net expenses	2,942,426
Net investment income	6,781,826
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	15,786,659
Net realized gain	15,786,659
Net change in unrealized appreciation (depreciation) on:
Investments	25,540,595
Net change in unrealized appreciation (depreciation)	25,540,595
Net realized and unrealized gain	41,327,254
Net increase in net assets resulting from operations	$48,109,080

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Convertible Securities Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment income	$6,781,826	$15,821,784
Net realized gain	15,786,659	13,379,194
Net change in unrealized appreciation (depreciation)	25,540,595	10,548,141
Net increase in net assets resulting from operations	48,109,080	39,749,119
Distributions to shareholders
Net investment income
Class A	(2,480,954)	(5,824,316)
Class B	(8,297)	(48,373)
Class C	(138,968)	(426,422)
Class I	(2,431,608)	(5,875,875)
Class R	(20,115)	(55,704)
Class R4	(326)	(22)
Class R5	(66)	(23)
Class W	(307,093)	(748,268)
Class Z	(1,521,287)	(4,072,063)
Total distributions to shareholders	(6,908,714)	(17,051,066)
Increase (decrease) in net assets from capital stock activity	5,038,151	(31,063,283)
Total increase (decrease) in net assets	46,238,517	(8,365,230)
Net assets at beginning of period	561,022,512	569,387,742
Net assets at end of period	$607,261,029	$561,022,512
Undistributed net investment income	$1,962,333	$2,089,221

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Convertible Securities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	3,544,138	59,175,750	2,978,867	45,049,079
Distributions reinvested	82,546	1,330,992	182,375	2,677,479
Redemptions	(3,097,339)	(51,554,459)	(2,882,841)	(42,782,310)
Net increase	529,345	8,952,283	278,401	4,944,248
Class B shares
Subscriptions	1,760	28,748	9,141	138,620
Distributions reinvested	324	5,141	1,563	22,517
Redemptions(b)	(31,328)	(499,709)	(134,684)	(1,961,789)
Net decrease	(29,244)	(465,820)	(123,980)	(1,800,652)
Class C shares
Subscriptions	189,206	3,146,446	124,220	1,848,364
Distributions reinvested	4,314	69,506	13,916	203,668
Redemptions	(90,301)	(1,483,525)	(357,837)	(5,295,639)
Net increase (decrease)	103,219	1,732,427	(219,701)	(3,243,607)
Class I shares
Subscriptions	120,449	1,974,153	638,685	9,415,136
Distributions reinvested	150,571	2,431,568	399,546	5,875,783
Redemptions	(687,746)	(11,537,624)	(1,957,488)	(28,708,271)
Net decrease	(416,726)	(7,131,903)	(919,257)	(13,417,352)
Class R shares
Subscriptions	19,439	319,328	34,136	502,970
Distributions reinvested	284	4,572	828	12,150
Redemptions	(12,686)	(209,812)	(52,085)	(772,004)
Net increase (decrease)	7,037	114,088	(17,121)	(256,884)
Class R4 shares
Subscriptions	3,299	53,982	169	2,500
Distributions reinvested	18	292	—	—
Net increase	3,317	54,274	169	2,500
Class R5 shares
Subscriptions	42,207	724,050	169	2,500
Distributions reinvested	2	30	—	—
Redemptions	(249)	(4,227)	—	—
Net increase	41,960	719,853	169	2,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Convertible Securities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	251,013	4,132,707	704,883	10,370,297
Distributions reinvested	19,070	307,061	50,873	748,185
Redemptions	(292,911)	(4,885,700)	(978,875)	(14,393,032)
Net decrease	(22,828)	(445,932)	(223,119)	(3,274,550)
Class Z shares
Subscriptions	1,456,366	24,134,888	3,470,807	51,631,561
Distributions reinvested	31,561	509,074	86,361	1,266,808
Redemptions	(1,397,355)	(23,135,081)	(4,543,771)	(66,917,855)
Net increase (decrease)	90,572	1,508,881	(986,603)	(14,019,486)
Total net increase (decrease)	306,652	5,038,151	(2,211,042)	(31,063,283)

(a) Class R4 and Class R5 are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Convertible Securities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.68		$14.99		$15.55		$12.92		$9.93		$14.90
Income from investment operations:
Net investment income	0.17		0.41		0.42		0.45		0.34		0.29
Net realized and unrealized gain (loss)	1.16		0.73		(0.56)		2.67		2.99		(4.73)
Total from investment operations	1.33		1.14		(0.14)		3.12		3.33		(4.44)
Less distributions to shareholders:
Net investment income	(0.18)		(0.45)		(0.42)		(0.49)		(0.34)		(0.30)
Net realized gains	—		—		—		—		—		(0.23)
Total distributions to shareholders	(0.18)		(0.45)		(0.42)		(0.49)		(0.34)		(0.53)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$16.83		$15.68		$14.99		$15.55		$12.92		$9.93
Total return	8.54%		7.84%		(0.75%)		24.72%		33.91%		(30.64%)
Ratios to average net assets(b)(c)
Total gross expenses	1.36	%(d)	1.39%		1.27%		1.31	%(e)	1.24%		1.24	%(e)
Total net expenses(f)	1.14	%(d)(g)	1.15	%(g)	1.12	%(g)	1.15	%(e)(g)	1.20	%(g)	1.21	%(e)(g)
Net investment income	2.10	%(d)	2.80%		2.86%		3.27%		2.88%		2.33%
Supplemental data
Net assets, end of period (in thousands)	$236,694		$212,252		$198,721		$224,608		$191,414		$154,987
Portfolio turnover	36%		71%		66%		118%		117%		92%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.40		$14.72		$15.28		$12.70		$9.77		$14.66
Income from investment operations:
Net investment income	0.11		0.30		0.30		0.35		0.24		0.19
Net realized and unrealized gain (loss)	1.13		0.72		(0.55)		2.62		2.94		(4.65)
Total from investment operations	1.24		1.02		(0.25)		2.97		3.18		(4.46)
Less distributions to shareholders:
Net investment income	(0.12)		(0.34)		(0.31)		(0.39)		(0.25)		(0.20)
Net realized gains	—		—		—		—		—		(0.23)
Total distributions to shareholders	(0.12)		(0.34)		(0.31)		(0.39)		(0.25)		(0.43)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$16.52		$15.40		$14.72		$15.28		$12.70		$9.77
Total return	8.10%		7.10%		(1.53%)		23.83%		32.86%		(31.14%)
Ratios to average net assets(b)(c)
Total gross expenses	2.11	%(d)	2.13%		2.04%		2.06	%(e)	1.99%		1.99	%(e)
Total net expenses(f)	1.90	%(d)(g)	1.89	%(g)	1.88	%(g)	1.90	%(e)(g)	1.95	%(g)	1.96	%(e)(g)
Net investment income	1.34	%(d)	2.07%		2.04%		2.61%		2.10%		1.53%
Supplemental data
Net assets, end of period (in thousands)	$949		$1,335		$3,102		$12,089		$24,126		$31,792
Portfolio turnover	36%		71%		66%		118%		117%		92%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.63		$14.95		$15.51		$12.88		$9.91		$14.86
Income from investment operations:
Net investment income	0.11		0.30		0.31		0.35		0.25		0.20
Net realized and unrealized gain (loss)	1.16		0.72		(0.56)		2.67		2.97		(4.72)
Total from investment operations	1.27		1.02		(0.25)		3.02		3.22		(4.52)
Less distributions to shareholders:
Net investment income	(0.12)		(0.34)		(0.31)		(0.39)		(0.25)		(0.20)
Net realized gains	—		—		—		—		—		(0.23)
Total distributions to shareholders	(0.12)		(0.34)		(0.31)		(0.39)		(0.25)		(0.43)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$16.78		$15.63		$14.95		$15.51		$12.88		$9.91
Total return	8.17%		6.99%		(1.51%)		23.88%		32.80%		(31.13%)
Ratios to average net assets(b)(c)
Total gross expenses	2.11	%(d)	2.14%		2.02%		2.06	%(e)	1.99%		1.99	%(e)
Total net expenses(f)	1.90	%(d)(g)	1.90	%(g)	1.87	%(g)	1.90	%(e)(g)	1.95	%(g)	1.96	%(e)(g)
Net investment income	1.35	%(d)	2.05%		2.10%		2.53%		2.12%		1.54%
Supplemental data
Net assets, end of period (in thousands)	$20,637		$17,617		$20,127		$21,717		$20,103		$18,239
Portfolio turnover	36%		71%		66%		118%		117%		92%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Convertible Securities Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012	Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$15.72		$15.02	$15.58	$13.69
Income from investment operations:
Net investment income	0.21		0.48	0.47	0.17
Net realized and unrealized gain (loss)	1.15		0.72	(0.57)	1.86
Total from investment operations	1.36		1.20	(0.10)	2.03
Less distributions to shareholders:
Net investment income	(0.21)		(0.50)	(0.46)	(0.14)
Total distributions to shareholders	(0.21)		(0.50)	(0.46)	(0.14)
Net asset value, end of period	$16.87		$15.72	$15.02	$15.58
Total return	8.74%		8.29%	(0.43%)	14.92%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.89%	0.84%	0.90	%(c)
Total net expenses(d)	0.71	%(c)	0.74%	0.77%	0.86	%(c)(e)
Net investment income	2.54	%(c)	3.21%	3.28%	2.63	%(c)
Supplemental data
Net assets, end of period (in thousands)	$186,567		$180,374	$186,160	$82,875
Portfolio turnover	36%		71%	66%	118%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Convertible Securities Fund

Financial Highlights (continued)

Class R	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$15.67		$14.99		$13.80
Income from investment operations:
Net investment income	0.15		0.38		0.11
Net realized and unrealized gain	1.15		0.72		1.20	(b)
Total from investment operations	1.30		1.10		1.31
Less distributions to shareholders:
Net investment income	(0.16)		(0.42)		(0.12)
Total distributions to shareholders	(0.16)		(0.42)		(0.12)
Net asset value, end of period	$16.81		$15.67		$14.99
Total return	8.35%		7.55%		9.57%
Ratios to average net assets(c)
Total gross expenses	1.61	%(d)	1.64%		1.28	%(d)
Total net expenses(e)	1.40	%(d)(f)	1.40	%(f)	1.20	%(d)
Net investment income	1.85	%(d)	2.56%		2.64	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2,151		$1,894		$2,068
Portfolio turnover	36%		71%		66%

Notes to Financial Highlights

(a)  For the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Convertible Securities Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$15.80		$14.75
Income from investment operations:
Net investment income	0.19		0.14
Net realized and unrealized gain	1.17		1.04
Total from investment operations	1.36		1.18
Less distributions to shareholders:
Net investment income	(0.20)		(0.13)
Total distributions to shareholders	(0.20)		(0.13)
Net asset value, end of period	$16.96		$15.80
Total return	8.67%		8.05%
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)	1.24	%(c)
Total net expenses(d)	0.89	%(c)(e)	0.92	%(c)
Net investment income	2.30	%(c)	2.96	%(c)
Supplemental data
Net assets, end of period (in thousands)	$59		$3
Portfolio turnover	36%		71%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Convertible Securities Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$15.80		$14.75
Income from investment operations:
Net investment income	0.19		0.14
Net realized and unrealized gain	1.18		1.04
Total from investment operations	1.37		1.18
Less distributions to shareholders:
Net investment income	(0.21)		(0.13)
Total distributions to shareholders	(0.21)		(0.13)
Net asset value, end of period	$16.96		$15.80
Total return	8.74%		8.08%
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	1.01	%(c)
Total net expenses(d)	0.71	%(c)	0.79	%(c)
Net investment income	2.23	%(c)	3.09	%(c)
Supplemental data
Net assets, end of period (in thousands)	$714		$3
Portfolio turnover	36%		71%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Convertible Securities Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$15.66		$14.98		$13.80
Income from investment operations:
Net investment income	0.17		0.42		0.14
Net realized and unrealized gain	1.16		0.72		1.17	(b)
Total from investment operations	1.33		1.14		1.31
Less distributions to shareholders:
Net investment income	(0.18)		(0.46)		(0.13)
Total distributions to shareholders	(0.18)		(0.46)		(0.13)
Net asset value, end of period	$16.81		$15.66		$14.98
Total return	8.55%		7.87%		9.56%
Ratios to average net assets(c)
Total gross expenses	1.36	%(d)	1.39%		0.85	%(d)
Total net expenses(e)	1.15	%(d)(f)	1.15	%(f)	0.77	%(d)
Net investment income	2.10	%(d)	2.83%		3.44	%(d)
Supplemental data
Net assets, end of period (in thousands)	$28,205		$26,640		$28,830
Portfolio turnover	36%		71%		66%

Notes to Financial Highlights

(a)  For the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Convertible Securities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.70		$15.01		$15.58		$12.93		$9.94		$14.91
Income from investment operations:
Net investment income	0.20		0.45		0.45		0.49		0.37		0.33
Net realized and unrealized gain (loss)	1.15		0.73		(0.57)		2.68		2.99		(4.73)
Total from investment operations	1.35		1.18		(0.12)		3.17		3.36		(4.40)
Less distributions to shareholders:
Net investment income	(0.20)		(0.49)		(0.45)		(0.52)		(0.37)		(0.34)
Net realized gains	—		—		—		—		—		(0.23)
Total distributions to shareholders	(0.20)		(0.49)		(0.45)		(0.52)		(0.37)		(0.57)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$16.85		$15.70		$15.01		$15.58		$12.93		$9.94
Total return	8.66%		8.10%		(0.56%)		25.17%		34.20%		(30.43%)
Ratios to average net assets(b)(c)
Total gross expenses	1.11	%(d)	1.14%		1.02%		1.06	%(e)	0.99%		0.99	%(e)
Total net expenses(f)	0.90	%(d)(g)	0.90	%(g)	0.87	%(g)	0.90	%(e)(g)	0.95	%(g)	0.96	%(e)(g)
Net investment income	2.35	%(d)	3.06%		3.08%		3.52%		3.12%		2.56%
Supplemental data
Net assets, end of period (in thousands)	$131,284		$120,906		$130,380		$166,597		$198,457		$190,168
Portfolio turnover	36%		71%		66%		118%		117%		92%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Convertible Securities Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

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Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on

Semiannual Report 2013
30

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.75% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $1,643.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred

Semiannual Report 2013
31

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.25%
Class B	0.25
Class C	0.25
Class R	0.25
Class R4	0.25
Class R5	0.05
Class W	0.25
Class Z	0.25

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $1,710.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $67,831 for Class A, $213 for Class B, $160 for Class C, shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the

Semiannual Report 2013
32

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2013 through June 30, 2014	Prior to July 1, 2013
Class A	1.10%	1.17%
Class B	1.85	1.92
Class C	1.85	1.92
Class I	0.66	0.74
Class R	1.35	1.42
Class R4	0.85	0.92
Class R5	0.71	0.79
Class W	1.10	1.17
Class Z	0.85	0.92

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $547,185,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$73,345,000
Unrealized depreciation	(19,568,000)
Net unrealized appreciation/depreciation	$53,777,000

The following capital loss carryforward, determined as of February 28, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$6,555,090
2018	39,523,679
Total	$46,078,769

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $214,716,106 and $208,335,076, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, one unaffiliated shareholder account owned 32.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 44.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

Semiannual Report 2013
33

Columbia Convertible Securities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
34

Columbia Convertible Securities Fund

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In

Semiannual Report 2013
35

Columbia Convertible Securities Fund

Approval of Investment Management Services Agreement (continued)

addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2013
36

Columbia Convertible Securities Fund

Approval of Investment Management Services Agreement (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013
37

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Semiannual Report 2013
40

Columbia Convertible Securities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
41

Columbia Convertible Securities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR134_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Large Cap Core Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Large Cap Core Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	21
Approval of Investment Management Services Agreement	27
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Large Cap Core Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Core Fund (the Fund) Class A shares returned 9.01% excluding sales charges for the six-month period that ended August 31, 2013.

>  The Fund slightly outperformed its benchmark, the S&P 500 Index, which returned 8.95% for the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	08/02/99
Excluding sales charges		9.01	18.03	6.41	6.65
Including sales charges		2.73	11.28	5.16	6.02
Class B	08/02/99
Excluding sales charges		8.59	17.11	5.63	5.85
Including sales charges		3.99	12.33	5.30	5.85
Class C	08/02/99
Excluding sales charges		8.60	17.12	5.61	5.84
Including sales charges		7.68	16.17	5.61	5.84
Class I*	09/27/10	9.26	18.47	6.78	6.96
Class R5*	11/08/12	9.20	18.38	6.68	6.92
Class W*	09/27/10	9.02	17.98	6.44	6.68
Class Z	10/02/98	9.17	18.32	6.67	6.91
S&P 500 Index		8.95	18.70	7.32	7.12

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Large Cap Core Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Johnson & Johnson	4.0
JPMorgan Chase & Co.	3.5
Chevron Corp.	3.4
Google, Inc., Class A	3.3
PepsiCo, Inc.	3.2
ACE Ltd.	2.9
Citigroup, Inc.	2.9
Oracle Corp.	2.7
Cardinal Health, Inc.	2.5
McDonald's Corp.	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2013)
Common Stocks	97.6
Consumer Discretionary	14.0
Consumer Staples	9.5
Energy	10.5
Financials	15.7
Health Care	15.8
Industrials	8.4
Information Technology	18.9
Materials	2.5
Telecommunication Services	2.3
Money Market Funds	2.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Peter Santoro, CFA

Craig Leopold, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Large Cap Core Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,090.10	1,019.10	6.24	6.02	1.19
Class B	1,000.00	1,000.00	1,085.90	1,015.34	10.14	9.80	1.94
Class C	1,000.00	1,000.00	1,086.00	1,015.34	10.14	9.80	1.94
Class I	1,000.00	1,000.00	1,092.60	1,021.06	4.20	4.05	0.80
Class R5	1,000.00	1,000.00	1,092.00	1,020.96	4.30	4.15	0.82
Class W	1,000.00	1,000.00	1,090.20	1,019.10	6.24	6.02	1.19
Class Z	1,000.00	1,000.00	1,091.70	1,020.36	4.93	4.76	0.94

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Large Cap Core Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%

Issuer	Shares	Value ($)
Consumer Discretionary 14.0%
Auto Components 1.1%
Delphi Automotive PLC	104,360	5,741,887
Automobiles 1.0%
General Motors Co.(a)	152,360	5,192,429
Hotels, Restaurants & Leisure 4.7%
McDonald's Corp.	138,382	13,057,726
Starwood Hotels & Resorts Worldwide, Inc.	114,730	7,335,836
Wynn Resorts Ltd.	36,424	5,137,241
Total		25,530,803
Household Durables 1.3%
Lennar Corp., Class A	59,550	1,894,286
Mohawk Industries, Inc.(a)	44,400	5,216,556
Total		7,110,842
Media 3.2%
DISH Network Corp., Class A	125,893	5,660,149
Viacom, Inc., Class B	146,988	11,694,365
Total		17,354,514
Multiline Retail 1.6%
Kohl's Corp.	171,840	8,817,110
Specialty Retail 1.1%
Gap, Inc. (The)	145,483	5,883,333
Total Consumer Discretionary		75,630,918
Consumer Staples 9.5%
Beverages 6.3%
Coca-Cola Enterprises, Inc.	241,490	9,031,726
Diageo PLC, ADR	65,350	8,017,138
PepsiCo, Inc.	210,090	16,750,476
Total		33,799,340
Food Products 1.5%
ConAgra Foods, Inc.	244,400	8,265,608
Personal Products 1.7%
Estee Lauder Companies, Inc. (The), Class A	142,700	9,326,872
Total Consumer Staples		51,391,820

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 10.5%
Energy Equipment & Services 1.7%
Halliburton Co.	189,934	9,116,832
Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp.	80,120	7,324,570
Chevron Corp.	150,435	18,116,887
ConocoPhillips	169,350	11,227,905
EOG Resources, Inc.	46,177	7,252,098
Valero Energy Corp.	107,900	3,833,687
Total		47,755,147
Total Energy		56,871,979
Financials 15.7%
Capital Markets 1.6%
Invesco Ltd.	291,130	8,838,707
Consumer Finance 1.8%
Capital One Financial Corp.	151,613	9,786,619
Diversified Financial Services 6.2%
Citigroup, Inc.	313,220	15,137,923
JPMorgan Chase & Co.	363,851	18,385,391
Total		33,523,314
Insurance 4.5%
ACE Ltd.	173,230	15,195,735
Prudential Financial, Inc.	121,836	9,123,080
Total		24,318,815
Real Estate Investment Trusts (REITs) 1.6%
Simon Property Group, Inc.	59,090	8,605,277
Total Financials		85,072,732
Health Care 15.8%
Biotechnology 2.7%
Ariad Pharmaceuticals, Inc.(a)	75,740	1,408,764
Gilead Sciences, Inc.(a)	175,120	10,554,482
Vertex Pharmaceuticals, Inc.(a)	32,932	2,474,840
Total		14,438,086
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	307,260	10,240,976
Zimmer Holdings, Inc.	110,624	8,749,252
Total		18,990,228

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Large Cap Core Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 5.7%
Aetna, Inc.	136,810	8,672,386
Cardinal Health, Inc.	264,880	13,318,166
Express Scripts Holding Co.(a)	138,970	8,877,404
Total		30,867,956
Pharmaceuticals 3.9%
Johnson & Johnson	247,307	21,369,798
Total Health Care		85,666,068
Industrials 8.4%
Aerospace & Defense 3.5%
Boeing Co. (The)	101,667	10,565,234
Honeywell International, Inc.	107,452	8,549,956
Total		19,115,190
Electrical Equipment 1.5%
Eaton Corp. PLC	129,031	8,170,243
Machinery 1.4%
Ingersoll-Rand PLC	128,260	7,585,296
Road & Rail 2.0%
Union Pacific Corp.	70,410	10,810,752
Total Industrials		45,681,481
Information Technology 18.9%
Communications Equipment 2.4%
Cisco Systems, Inc.	542,680	12,649,871
Computers & Peripherals 4.2%
Apple, Inc.	21,960	10,695,618
EMC Corp.	468,349	12,074,037
Total		22,769,655
Internet Software & Services 3.2%
Google, Inc., Class A(a)	20,634	17,474,935
IT Services 2.4%
Accenture PLC, Class A	177,214	12,803,711
Semiconductors & Semiconductor Equipment 2.3%
Avago Technologies Ltd.	136,099	5,241,172
KLA-Tencor Corp.	130,940	7,221,341
Total		12,462,513

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 4.4%
Autodesk, Inc.(a)	79,770	2,931,548
Citrix Systems, Inc.(a)	38,130	2,698,460
Oracle Corp.	445,270	14,186,302
Salesforce.com, Inc.(a)	81,270	3,992,795
Total		23,809,105
Total Information Technology		101,969,790
Materials 2.5%
Chemicals 2.5%
LyondellBasell Industries NV, Class A	79,602	5,584,080
Monsanto Co.	79,620	7,794,002
Total		13,378,082
Total Materials		13,378,082
Telecommunication Services 2.3%
Wireless Telecommunication Services 2.3%
SBA Communications Corp., Class A(a)	115,040	8,628,000
Vodafone Group PLC, ADR	111,000	3,590,850
Total		12,218,850
Total Telecommunication Services		12,218,850
Total Common Stocks (Cost: $464,399,139)		527,881,720
Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(b)(c)	13,106,334	13,106,334
Total Money Market Funds (Cost: $13,106,334)		13,106,334

Total Investments (Cost: $477,505,473)	540,988,054
Other Assets & Liabilities, Net	(49,457)
Net Assets	540,938,597

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Large Cap Core Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,840,690	87,269,495	(86,003,851)	13,106,334	8,052	13,106,334

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing,

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Large Cap Core Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	75,630,918	—	—	75,630,918
Consumer Staples	51,391,820	—	—	51,391,820
Energy	56,871,979	—	—	56,871,979
Financials	85,072,732	—	—	85,072,732
Health Care	85,666,068	—	—	85,666,068
Industrials	45,681,481	—	—	45,681,481
Information Technology	101,969,790	—	—	101,969,790
Materials	13,378,082	—	—	13,378,082
Telecommunication Services	12,218,850	—	—	12,218,850
Total Equity Securities	527,881,720	—	—	527,881,720
Mutual Funds
Money Market Funds	13,106,334	—	—	13,106,334
Total Mutual Funds	13,106,334	—	—	13,106,334
Total	540,988,054	—	—	540,988,054

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Large Cap Core Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $464,399,139)	$527,881,720
Affiliated issuers (identified cost $13,106,334)	13,106,334
Total investments (identified cost $477,505,473)	540,988,054
Receivable for:
Investments sold	13,244,093
Capital shares sold	59,874
Dividends	992,222
Reclaims	3,832
Expense reimbursement due from Investment Manager	778
Prepaid expenses	42,865
Trustees' deferred compensation plan	10,005
Total assets	555,341,723
Liabilities
Payable for:
Investments purchased	13,180,833
Capital shares purchased	967,383
Investment management fees	10,519
Distribution and/or service fees	954
Transfer agent fees	75,113
Administration fees	888
Compensation of board members	118,937
Other expenses	38,494
Trustees' deferred compensation plan	10,005
Total liabilities	14,403,126
Net assets applicable to outstanding capital stock	$540,938,597
Represented by
Paid-in capital	$375,523,535
Undistributed net investment income	3,230,967
Accumulated net realized gain	98,702,195
Unrealized appreciation (depreciation) on:
Investments	63,482,581
Foreign currency translations	(681)
Total — representing net assets applicable to outstanding capital stock	$540,938,597

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Large Cap Core Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$122,563,517
Shares outstanding	8,670,526
Net asset value per share	$14.14
Maximum offering price per share(a)	$15.00
Class B
Net assets	$596,779
Shares outstanding	44,276
Net asset value per share	$13.48
Class C
Net assets	$3,444,168
Shares outstanding	255,673
Net asset value per share	$13.47
Class I
Net assets	$131,294,590
Shares outstanding	9,311,651
Net asset value per share	$14.10
Class R5
Net assets	$2,476
Shares outstanding	173
Net asset value per share	$14.31
Class W
Net assets	$2,994
Shares outstanding	212
Net asset value per share(b)	$14.13
Class Z
Net assets	$283,034,073
Shares outstanding	20,092,224
Net asset value per share	$14.09

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Large Cap Core Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,329,637
Dividends — affiliated issuers	8,052
Foreign taxes withheld	(6,806)
Total income	6,330,883
Expenses:
Investment management fees	2,134,941
Distribution and/or service fees
Class A	156,756
Class B	3,302
Class C	18,723
Class W	4
Transfer agent fees
Class A	122,520
Class B	645
Class C	3,658
Class R5	1
Class W	3
Class Z	336,010
Administration fees	179,778
Compensation of board members	25,371
Custodian fees	5,163
Printing and postage fees	30,050
Registration fees	24,890
Professional fees	19,892
Other	23,655
Total expenses	3,085,362
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(128,419)
Expense reductions	(4,440)
Total net expenses	2,952,503
Net investment income	3,378,380
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	99,582,702
Net realized gain	99,582,702
Net change in unrealized appreciation (depreciation) on:
Investments	(47,859,385)
Foreign currency translations	47
Net change in unrealized appreciation (depreciation)	(47,859,338)
Net realized and unrealized gain	51,723,364
Net increase in net assets resulting from operations	$55,101,744

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Large Cap Core Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment income	$3,378,380	$7,330,040
Net realized gain	99,582,702	163,876,960
Net change in unrealized appreciation (depreciation)	(47,859,338)	(78,364,643)
Net increase in net assets resulting from operations	55,101,744	92,842,357
Distribution to shareholders
Net investment income
Class A	(147,857)	(1,076,421)
Class B	(46)	(1,354)
Class C	(294)	(5,754)
Class I	(235,910)	(1,584,826)
Class R5	(5)	(27)
Class W	(4)	(29)
Class Z	(497,422)	(5,353,527)
Net realized gains
Class A	(17,938,485)	(4,007,588)
Class B	(91,920)	(23,331)
Class C	(584,831)	(101,913)
Class I	(19,067,785)	(4,219,734)
Class R5	(406)	(88)
Class W	(498)	(108)
Class Z	(45,514,398)	(15,036,075)
Total distributions to shareholders	(84,079,861)	(31,410,775)
Increase (decrease) in net assets from capital stock activity	(56,229,984)	(506,304,449)
Total decrease in net assets	(85,208,101)	(444,872,867)
Net assets at beginning of period	626,146,698	1,071,019,565
Net assets at end of period	$540,938,597	$626,146,698
Undistributed net investment income	$3,230,967	$734,125

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Core Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,059,545	14,741,700	476,836	6,902,383
Distributions reinvested	318,333	4,367,535	88,054	1,257,399
Redemptions	(623,397)	(9,512,690)	(1,125,296)	(16,403,955)
Net increase (decrease)	754,481	9,596,545	(560,406)	(8,244,173)
Class B shares
Subscriptions	8,794	126,331	3,698	52,520
Distributions reinvested	3,610	47,295	1,002	13,798
Redemptions(b)	(15,966)	(242,533)	(16,725)	(232,219)
Net decrease	(3,562)	(68,907)	(12,025)	(165,901)
Class C shares
Subscriptions	47,484	685,955	61,098	857,831
Distributions reinvested	33,383	436,984	5,707	78,565
Redemptions	(60,064)	(845,561)	(27,016)	(370,894)
Net increase	20,803	277,378	39,789	565,502
Class I shares
Subscriptions	49,445	723,826	603,974	8,378,312
Distributions reinvested	1,412,084	19,303,190	408,241	5,804,411
Redemptions	(612,147)	(9,425,447)	(1,296,672)	(18,797,963)
Net increase (decrease)	849,382	10,601,569	(284,457)	(4,615,240)
Class R5 shares
Subscriptions	—	—	173	2,500
Net increase	—	—	173	2,500
Class Z shares
Subscriptions	679,233	9,668,431	2,410,751	34,663,296
Distributions reinvested	1,022,559	13,968,159	292,445	4,153,989
Redemptions	(6,256,213)	(100,273,159)	(36,835,629)	(532,664,422)
Net decrease	(4,554,421)	(76,636,569)	(34,132,433)	(493,847,137)
Total net decrease	(2,933,317)	(56,229,984)	(34,949,359)	(506,304,449)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Core Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.21		$14.09		$13.73		$11.48		$7.95		$13.66
Income from investment operations:
Net investment income	0.07		0.10		0.10		0.05		0.08		0.13
Net realized and unrealized gain (loss)	1.23		1.66		0.36		2.26		3.57		(5.49)
Total from investment operations	1.30		1.76		0.46		2.31		3.65		(5.36)
Less distributions to shareholders:
Net investment income	(0.02)		(0.13)		(0.10)		(0.06)		(0.12)		(0.10)
Net realized gains	(2.35)		(0.51)		—		—		—		(0.25)
Total distributions to shareholders	(2.37)		(0.64)		(0.10)		(0.06)		(0.12)		(0.35)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	—
Net asset value, end of period	$14.14		$15.21		$14.09		$13.73		$11.48		$7.95
Total return	9.01%		12.83%		3.45%		20.16%		45.99%		(40.12%)
Ratios to average net assets(b)
Total gross expenses	1.25	%(c)	1.23%		1.21	%(d)	1.20	%(d)	1.18	%(d)	1.15	%(d)
Total net expenses(e)	1.19	%(c)(f)	1.19	%(f)	1.16	%(d)(f)	1.20	%(d)(f)	1.18	%(d)(f)	1.15	%(d)(f)
Net investment income	0.90	%(c)	0.70%		0.77%		0.38%		0.78%		1.10%
Supplemental data
Net assets, end of period (in thousands)	$122,564		$120,365		$119,434		$130,039		$131,652		$95,714
Portfolio turnover	110%		147%		197%		171%		165%		156%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$14.64		$13.59		$13.25		$11.11		$7.71		$13.23
Income from investment operations:
Net investment income (loss)	0.01		(0.01)		(0.00	)(a)	(0.04)		0.00	(a)	0.03
Net realized and unrealized gain (loss)	1.18		1.60		0.36		2.18		3.44		(5.28)
Total from investment operations	1.19		1.59		0.36		2.14		3.44		(5.25)
Less distributions to shareholders:
Net investment income	(0.00	)(a)	(0.03)		(0.02)		—		(0.04)		(0.02)
Net realized gains	(2.35)		(0.51)		—		—		—		(0.25)
Total distributions to shareholders	(2.35)		(0.54)		(0.02)		—		(0.04)		(0.27)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	—
Net asset value, end of period	$13.48		$14.64		$13.59		$13.25		$11.11		$7.71
Total return	8.59%		11.93%		2.72%		19.26%		44.74%		(40.51%)
Ratios to average net assets(b)
Total gross expenses	2.00	%(c)	1.98%		1.96	%(d)	1.95	%(d)	1.93	%(d)	1.90	%(d)
Total net expenses(e)	1.94	%(c)(f)	1.94	%(f)	1.91	%(d)(f)	1.95	%(d)(f)	1.93	%(d)(f)	1.90	%(d)(f)
Net investment income (loss)	0.15	%(c)	(0.05%)		(0.04%)		(0.36%)		0.04%		0.28%
Supplemental data
Net assets, end of period (in thousands)	$597		$700		$813		$1,653		$2,696		$3,300
Portfolio turnover	110%		147%		197%		171%		165%		156%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$14.63		$13.58		$13.25		$11.11		$7.70		$13.23
Income from investment operations:
Net investment income (loss)	0.01		(0.01)		0.00	(a)	(0.04)		0.00	(a)	0.04
Net realized and unrealized gain (loss)	1.18		1.60		0.35		2.18		3.45		(5.30)
Total from investment operations	1.19		1.59		0.35		2.14		3.45		(5.26)
Less distributions to shareholders:
Net investment income	(0.00	)(a)	(0.03)		(0.02)		—		(0.04)		(0.02)
Net realized gains	(2.35)		(0.51)		—		—		—		(0.25)
Total distributions to shareholders	(2.35)		(0.54)		(0.02)		—		(0.04)		(0.27)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	—
Net asset value, end of period	$13.47		$14.63		$13.58		$13.25		$11.11		$7.70
Total return	8.60%		11.94%		2.64%		19.26%		44.93%		(40.58%)
Ratios to average net assets(b)
Total gross expenses	2.00	%(c)	1.98%		1.96	%(d)	1.95	%(d)	1.93	%(d)	1.90	%(d)
Total net expenses(e)	1.94	%(c)(f)	1.94	%(f)	1.91	%(d)(f)	1.95	%(d)(f)	1.93	%(d)(f)	1.90	%(d)(f)
Net investment income (loss)	0.15	%(c)	(0.04%)		0.02%		(0.36%)		0.03%		0.39%
Supplemental data
Net assets, end of period (in thousands)	$3,444		$3,436		$2,649		$2,612		$2,449		$1,559
Portfolio turnover	110%		147%		197%		171%		165%		156%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Core Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$15.15		$14.04	$13.69		$11.78
Income from investment operations:
Net investment income	0.10		0.16	0.15		0.04
Net realized and unrealized gain	1.23		1.65	0.36		1.96
Total from investment operations	1.33		1.81	0.51		2.00
Less distributions to shareholders:
Net investment income	(0.03)		(0.19)	(0.16)		(0.09)
Net realized gains	(2.35)		(0.51)	—		—
Total distributions to shareholders	(2.38)		(0.70)	(0.16)		(0.09)
Proceeds from regulatory settlements	—		—	0.00	(b)	—
Net asset value, end of period	$14.10		$15.15	$14.04		$13.69
Total return	9.26%		13.24%	3.82%		16.99%
Ratios to average net assets(c)
Total gross expenses	0.81	%(d)	0.79%	0.76	%(e)	0.79	%(d)(e)
Total net expenses(f)	0.80	%(d)	0.79%	0.76	%(e)(g)	0.79	%(d)(e)(g)
Net investment income	1.29	%(d)	1.11%	1.18%		0.64	%(d)
Supplemental data
Net assets, end of period (in thousands)	$131,295		$128,241	$122,828		$135,677
Portfolio turnover	110%		147%	197%		171%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Core Fund

Financial Highlights (continued)

Class R5	Six months ended August 31, 2013 (Unaudited)		Year Ended Februay 28, 2013(a)
Per share data
Net asset value, beginning of period	$15.35		$14.45
Income from investment operations:
Net investment income	0.10		0.06
Net realized and unrealized gain	1.24		1.51
Total from investment operations	1.34		1.57
Less distributions to shareholders:
Net investment income	(0.03)		(0.16)
Net realized gains	(2.35)		(0.51)
Total distributions to shareholders	(2.38)		(0.67)
Net asset value, end of period	$14.31		$15.35
Total return	9.20%		11.15%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.79	%(c)
Total net expenses(d)	0.82	%(c)	0.79	%(c)
Net investment income	1.26	%(c)	1.37	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Portfolio turnover	110%		147%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Core Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$15.20		$14.09		$13.73		$11.80
Income from investment operations:
Net investment income	0.07		0.10		0.11		0.03
Net realized and unrealized gain	1.23		1.66		0.36		1.95
Total from investment operations	1.30		1.76		0.47		1.98
Less distributions to shareholders:
Net investment income	(0.02)		(0.14)		(0.11)		(0.05)
Net realized gains	(2.35)		(0.51)		—		—
Total distributions to shareholders	(2.37)		(0.65)		(0.11)		(0.05)
Proceeds from regulatory settlements	—		—		0.00	(b)	—
Net asset value, end of period	$14.13		$15.20		$14.09		$13.73
Total return	9.02%		12.78%		3.48%		16.77%
Ratios to average net assets(c)
Total gross expenses	1.21	%(d)	1.20%		1.18	%(e)	1.16	%(d)(e)
Total net expenses(f)	1.19	%(d)(g)	1.17	%(g)	1.14	%(e)(g)	1.16	%(d)(e)(g)
Net investment income	0.89	%(d)	0.72%		0.81%		0.50	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3		$3
Portfolio turnover	110%		147%		197%		171%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.15		$14.04		$13.69		$11.45		$7.93		$13.66
Income from investment operations:
Net investment income	0.09		0.13		0.13		0.08		0.11		0.16
Net realized and unrealized gain (loss)	1.22		1.66		0.36		2.25		3.55		(5.48)
Total from investment operations	1.31		1.79		0.49		2.33		3.66		(5.32)
Less distributions to shareholders:
Net investment income	(0.02)		(0.17)		(0.14)		(0.09)		(0.14)		(0.16)
Net realized gains	(2.35)		(0.51)		—		—		—		(0.25)
Total distributions to shareholders	(2.37)		(0.68)		(0.14)		(0.09)		(0.14)		(0.41)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		0.00	(a)	—
Net asset value, end of period	$14.09		$15.15		$14.04		$13.69		$11.45		$7.93
Total return	9.17%		13.08%		3.65%		20.40%		46.30%		(39.95%)
Ratios to average net assets(b)
Total gross expenses	1.00	%(c)	0.98%		0.95	%(d)	0.95	%(d)	0.93	%(d)	0.90	%(d)
Total net expenses(e)	0.94	%(c)(f)	0.93	%(f)	0.91	%(d)(f)	0.95	%(d)(f)	0.93	%(d)(f)	0.90	%(d)(f)
Net investment income	1.13	%(c)	0.90%		0.99%		0.64%		1.03%		1.35%
Supplemental data
Net assets, end of period (in thousands)	$283,034		$373,397		$825,292		$974,320		$988,640		$712,304
Portfolio turnover	110%		147%		197%		171%		165%		156%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Core Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Large Cap Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures

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Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may

Semiannual Report 2013
22

Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.70% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $1,710.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain

Semiannual Report 2013
23

Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R5	0.05
Class W	0.21
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $4,440.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $19,167 for Class A, $338 for Class B and $46 for Class C shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2013 through June 30, 2014	Prior to July 1, 2013
Class A	1.18%	1.20%
Class B	1.93	1.95
Class C	1.93	1.95
Class I	0.78	0.82
Class R5	0.83	0.87
Class W	1.18	1.20
Class Z	0.93	0.95

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax

Semiannual Report 2013
24

Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $477,505,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$69,783,000
Unrealized depreciation	(6,300,000)
Net unrealized appreciation	$63,483,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $654,834,390 and $802,115,599, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, one unaffiliated shareholder account owned 52.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 24.2% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

Semiannual Report 2013
25

Columbia Large Cap Core Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
26

Columbia Large Cap Core Fund

Approval of Investment Management
Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Core Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In

Semiannual Report 2013
27

Columbia Large Cap Core Fund

Approval of Investment Management
Services Agreement (continued)

addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2013
28

Columbia Large Cap Core Fund

Approval of Investment Management
Services Agreement (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013
29

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Semiannual Report 2013
32

Columbia Large Cap Core Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Large Cap Core Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR172_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Marsico 21st Century Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Marsico 21st Century Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	20
Approval of Investment Management Services and Subadvisory Agreements	26
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Marsico 21st Century Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico 21st Century Fund (the Fund) Class A shares returned 14.36% excluding sales charges for the six-month period that ended August 31, 2013.

>  The Fund outperformed its benchmark, the Russell 3000 Index, which returned 9.42% for the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	04/10/00
Excluding sales charges		14.36	21.79	3.33	7.47
Including sales charges		7.80	14.79	2.11	6.84
Class B	04/10/00
Excluding sales charges		13.94	20.93	2.57	6.68
Including sales charges		8.94	15.93	2.20	6.68
Class C	04/10/00
Excluding sales charges		13.87	20.95	2.57	6.67
Including sales charges		12.87	19.95	2.57	6.67
Class R*	01/23/06	14.17	21.48	3.07	7.20
Class R4*	11/08/12	14.52	22.07	3.38	7.50
Class Z	04/10/00	14.48	22.15	3.60	7.73
Russell 3000 Index		9.42	20.32	7.63	7.60

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Marsico 21st Century Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Gilead Sciences, Inc.	4.7
Monsanto Co.	3.9
Biogen Idec, Inc.	3.7
Citigroup, Inc.	3.3
Google, Inc., Class A	3.2
Mastercard, Inc., Class A	3.0
Genesee & Wyoming, Inc., Class A	3.0
Walt Disney Co. (The)	2.9
Schlumberger Ltd.	2.8
IHS, Inc., Class A	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2013)
Common Stocks	99.9
Consumer Discretionary	29.2
Consumer Staples	6.3
Energy	3.6
Financials	7.7
Health Care	12.7
Industrials	17.1
Information Technology	15.6
Materials	7.7
Money Market Funds	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Brandon Geisler

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Marsico 21st Century Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,143.60	1,018.90	6.61	6.23	1.23
Class B	1,000.00	1,000.00	1,139.40	1,015.14	10.62	10.00	1.98
Class C	1,000.00	1,000.00	1,138.70	1,015.14	10.62	10.00	1.98
Class R	1,000.00	1,000.00	1,141.70	1,017.65	7.95	7.49	1.48
Class R4	1,000.00	1,000.00	1,145.20	1,020.10	5.32	5.01	0.99
Class Z	1,000.00	1,000.00	1,144.80	1,020.16	5.27	4.96	0.98

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Marsico 21st Century Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.8%

Issuer	Shares	Value ($)
Consumer Discretionary 29.2%
Auto Components 1.1%
BorgWarner, Inc.	113,895	10,999,979
Automobiles 1.4%
Tesla Motors, Inc.(a)	83,117	14,046,773
Distributors 1.5%
LKQ Corp.(a)	526,655	15,399,392
Diversified Consumer Services 0.3%
Bright Horizons Family Solutions, Inc.(a)	70,831	2,578,957
Hotels, Restaurants & Leisure 6.1%
Chipotle Mexican Grill, Inc.(a)	25,047	10,223,434
Domino's Pizza, Inc.	123,719	7,601,295
Dunkin' Brands Group, Inc.	410,576	17,691,720
Wynn Resorts Ltd.	189,153	26,678,139
Total		62,194,588
Media 4.8%
Liberty Global PLC, Series C(a)	266,340	19,583,980
Walt Disney Co. (The)	485,650	29,542,090
Total		49,126,070
Multiline Retail 1.5%
Dollar Tree, Inc.(a)	290,431	15,305,714
Specialty Retail 7.6%
Monro Muffler Brake, Inc.	228,211	10,102,901
Ross Stores, Inc.	385,173	25,906,736
Sally Beauty Holdings, Inc.(a)	471,279	12,314,520
Tractor Supply Co.	150,675	18,438,100
Ulta Salon Cosmetics & Fragrance, Inc.(a)	103,016	10,223,308
Total		76,985,565
Textiles, Apparel & Luxury Goods 4.9%
Cie Financiere Richemont SA, Class A	100,126	9,512,750
lululemon athletica, Inc.(a)	264,268	18,720,745
Michael Kors Holdings Ltd.(a)	290,077	21,491,805
Total		49,725,300
Total Consumer Discretionary		296,362,338
Consumer Staples 6.3%
Beverages 2.3%
Constellation Brands, Inc., Class A(a)	428,456	23,243,738

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products 4.0%
Green Mountain Coffee Roasters, Inc.(a)	237,474	20,496,381
Mondelez International, Inc., Class A	664,501	20,380,245
Total		40,876,626
Total Consumer Staples		64,120,364
Energy 3.6%
Energy Equipment & Services 3.6%
Dresser-Rand Group, Inc.(a)	127,890	7,793,617
Schlumberger Ltd.	354,709	28,710,146
Total		36,503,763
Total Energy		36,503,763
Financials 7.7%
Capital Markets 1.4%
Morgan Stanley	561,797	14,471,891
Commercial Banks 1.5%
City National Corp.	232,543	15,224,590
Diversified Financial Services 4.8%
Citigroup, Inc.	684,215	33,068,111
IntercontinentalExchange, Inc.(a)	83,655	15,036,986
Total		48,105,097
Total Financials		77,801,578
Health Care 12.6%
Biotechnology 11.6%
Alkermes PLC(a)	461,152	14,641,576
Biogen Idec, Inc.(a)	177,478	37,806,364
BioMarin Pharmaceutical, Inc.(a)	157,888	10,336,927
Gilead Sciences, Inc.(a)	794,115	47,861,311
Incyte Corp., Ltd.(a)	225,082	7,628,029
Total		118,274,207
Health Care Providers & Services 1.0%
Envision Healthcare Holdings, Inc.(a)	389,553	10,221,871
Total Health Care		128,496,078
Industrials 17.1%
Aerospace & Defense 4.2%
B/E Aerospace, Inc.(a)	335,157	22,854,356
Precision Castparts Corp.	94,295	19,918,876
Total		42,773,232

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Marsico 21st Century Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 0.5%
Copart, Inc.(a)	160,711	5,105,788
Machinery 1.2%
Cummins, Inc.	101,783	12,539,665
Professional Services 4.7%
IHS, Inc., Class A(a)	263,264	28,208,738
Verisk Analytics, Inc., Class A(a)	310,484	19,305,895
Total		47,514,633
Road & Rail 3.0%
Genesee & Wyoming, Inc., Class A(a)	353,431	30,600,056
Trading Companies & Distributors 3.5%
United Rentals, Inc.(a)	277,230	15,183,887
WW Grainger, Inc.	81,662	20,199,096
Total		35,382,983
Total Industrials		173,916,357
Information Technology 15.6%
Internet Software & Services 7.0%
Facebook, Inc., Class A(a)	137,165	5,662,171
Google, Inc., Class A(a)	37,697	31,925,589
LinkedIn Corp., Class A(a)	24,802	5,953,472
VeriSign, Inc.(a)	273,554	13,127,857
Yahoo!, Inc.(a)	506,884	13,746,694
Total		70,415,783
IT Services 4.8%
FleetCor Technologies, Inc.(a)	174,798	18,023,422
Mastercard, Inc., Class A	50,775	30,773,712
Total		48,797,134

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.6%
ASML Holding NV	186,936	16,274,648
Software 2.2%
Salesforce.com, Inc.(a)	457,090	22,456,832
Total Information Technology		157,944,397
Materials 7.7%
Chemicals 7.7%
Ecolab, Inc.	140,268	12,813,482
Monsanto Co.	401,139	39,267,497
Sherwin-Williams Co. (The)	149,591	25,789,488
Total		77,870,467
Total Materials		77,870,467
Total Common Stocks (Cost: $776,269,671)		1,013,015,342

Money Market Funds 0.1%

Columbia Short-Term Cash Fund, 0.097%(b)(c)	1,351,881	1,351,881
Total Money Market Funds (Cost: $1,351,881)		1,351,881
Total Investments (Cost: $777,621,552)		1,014,367,223
Other Assets & Liabilities, Net		817,775
Net Assets		1,015,184,998

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	24,539,509	244,237,552	(267,425,180)	1,351,881	6,603	1,351,881

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Marsico 21st Century Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Marsico 21st Century Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	286,849,588	9,512,750	—	296,362,338
Consumer Staples	64,120,364	—	—	64,120,364
Energy	36,503,763	—	—	36,503,763
Financials	77,801,578	—	—	77,801,578
Health Care	128,496,078	—	—	128,496,078
Industrials	173,916,357	—	—	173,916,357
Information Technology	157,944,397	—	—	157,944,397
Materials	77,870,467	—	—	77,870,467
Total Equity Securities	1,003,502,592	9,512,750	—	1,013,015,342
Mutual Funds
Money Market Funds	1,351,881	—	—	1,351,881
Total Mutual Funds	1,351,881	—	—	1,351,881
Total	1,004,854,473	9,512,750	—	1,014,367,223

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Marsico 21st Century Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $776,269,671)	$1,013,015,342
Affiliated issuers (identified cost $1,351,881)	1,351,881
Total investments (identified cost $777,621,552)	1,014,367,223
Receivable for:
Investments sold	4,883,036
Capital shares sold	395,990
Dividends	480,525
Reclaims	18,126
Prepaid expenses	86,924
Total assets	1,020,231,824
Liabilities
Payable for:
Investments purchased	3,020,207
Capital shares purchased	1,638,834
Investment management fees	19,184
Distribution and/or service fees	11,693
Transfer agent fees	141,970
Administration fees	1,603
Compensation of board members	100,207
Other expenses	113,128
Total liabilities	5,046,826
Net assets applicable to outstanding capital stock	$1,015,184,998
Represented by
Paid-in capital	$2,549,662,065
Excess of distributions over net investment income	(5,564,179)
Accumulated net realized loss	(1,765,655,049)
Unrealized appreciation (depreciation) on:
Investments	236,745,671
Foreign currency translations	(3,510)
Total — representing net assets applicable to outstanding capital stock	$1,015,184,998

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Marsico 21st Century Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$508,847,106
Shares outstanding	31,459,949
Net asset value per share	$16.17
Maximum offering price per share(a)	$17.16
Class B
Net assets	$49,041,823
Shares outstanding	3,316,493
Net asset value per share	$14.79
Class C
Net assets	$237,594,468
Shares outstanding	16,070,257
Net asset value per share	$14.78
Class R
Net assets	$21,609,392
Shares outstanding	1,354,427
Net asset value per share	$15.95
Class R4
Net assets	$194,646
Shares outstanding	11,529
Net asset value per share	$16.88
Class Z
Net assets	$197,897,563
Shares outstanding	11,920,726
Net asset value per share	$16.60

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Marsico 21st Century Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,607,861
Dividends — affiliated issuers	6,603
Foreign taxes withheld	(14,552)
Total income	4,599,912
Expenses:
Investment management fees	3,569,651
Distribution and/or service fees
Class A	658,369
Class B	257,873
Class C	1,200,792
Class R	57,228
Transfer agent fees
Class A	533,673
Class B	52,243
Class C	243,356
Class R	23,191
Class R4	158
Class Z	203,575
Administration fees	298,183
Compensation of board members	27,588
Custodian fees	8,055
Printing and postage fees	101,072
Registration fees	18,006
Professional fees	18,794
Line of credit interest expense	892
Other	29,647
Total expenses	7,302,346
Expense reductions	(1,600)
Total net expenses	7,300,746
Net investment loss	(2,700,834)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	133,301,198
Foreign currency translations	10,396
Net realized gain	133,311,594
Net change in unrealized appreciation (depreciation) on:
Investments	8,529,747
Foreign currency translations	220
Net change in unrealized appreciation (depreciation)	8,529,967
Net realized and unrealized gain	141,841,561
Net increase in net assets resulting from operations	$139,140,727

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Marsico 21st Century Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment loss	$(2,700,834)	$(1,080,297)
Net realized gain	133,311,594	231,173,098
Net change in unrealized appreciation (depreciation)	8,529,967	(161,140,333)
Net increase in net assets resulting from operations	139,140,727	68,952,468
Distributions to shareholders
Net investment income
Class A	—	(121,266)
Class R4	—	(7)
Class Z	—	(499,317)
Total distributions to shareholders	—	(620,590)
Increase (decrease) in net assets from capital stock activity	(162,607,547)	(736,286,595)
Total decrease in net assets	(23,466,820)	(667,954,717)
Net assets at beginning of period	1,038,651,818	1,706,606,535
Net assets at end of period	$1,015,184,998	$1,038,651,818
Excess of distributions over net investment income	$(5,564,179)	$(2,863,345)

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico 21st Century Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,113,464	17,177,574	2,935,350	39,345,751
Distributions reinvested	—	—	8,190	107,943
Redemptions	(6,876,850)	(105,713,878)	(26,997,107)	(361,326,434)
Net decrease	(5,763,386)	(88,536,304)	(24,053,567)	(321,872,740)
Class B shares
Subscriptions	5,264	74,311	12,672	159,307
Redemptions(b)	(758,503)	(10,633,308)	(1,878,016)	(23,192,865)
Net decrease	(753,239)	(10,558,997)	(1,865,344)	(23,033,558)
Class C shares
Subscriptions	156,404	2,219,474	355,966	4,406,138
Redemptions	(2,300,564)	(32,213,232)	(10,071,680)	(124,268,382)
Net decrease	(2,144,160)	(29,993,758)	(9,715,714)	(119,862,244)
Class R shares
Subscriptions	132,444	2,008,363	306,394	4,070,405
Redemptions	(407,084)	(6,224,649)	(975,144)	(12,901,929)
Net decrease	(274,640)	(4,216,286)	(668,750)	(8,831,524)
Class R4 shares
Subscriptions	11,595	175,484	188	2,500
Redemptions	(254)	(4,107)	—	—
Net increase	11,341	171,377	188	2,500
Class Z shares
Subscriptions	867,153	13,759,521	2,756,504	37,933,107
Distributions reinvested	—	—	29,952	404,045
Redemptions	(2,756,539)	(43,233,100)	(22,117,135)	(301,026,181)
Net decrease	(1,889,386)	(29,473,579)	(19,330,679)	(262,689,029)
Total net decrease	(10,813,470)	(162,607,547)	(55,633,866)	(736,286,595)

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico 21st Century Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$14.14		$13.25		$14.22		$11.63		$7.31		$14.55
Income from investment operations:
Net investment income (loss)	(0.03)		0.01		(0.03)		(0.06)		(0.03)		0.01
Net realized and unrealized gain (loss)	2.06		0.88		(0.94)		2.65		4.35		(7.25)
Total from investment operations	2.03		0.89		(0.97)		2.59		4.32		(7.24)
Less distributions to shareholders:
Net investment income	—		(0.00	)(a)	—		—		—		—
Total distributions to shareholders	—		(0.00	)(a)	—		—		—		—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$16.17		$14.14		$13.25		$14.22		$11.63		$7.31
Total return	14.36%		6.74%		(6.82%)		22.27	%(b)	59.10%		(49.76%)
Ratios to average net assets(c)
Total gross expenses	1.23	%(d)(e)	1.36	%(d)	1.37	%(d)	1.31%		1.31%		1.29%
Total net expenses(f)	1.23	%(d)(e)(g)	1.35	%(d)(g)	1.37	%(d)(g)	1.31	%(g)	1.30	%(g)	1.25	%(g)
Net investment income (loss)	(0.35	%)(e)	0.06%		(0.23%)		(0.47%)		(0.35%)		0.12%
Supplemental data
Net assets, end of period (in thousands)	$508,847		$526,471		$811,890		$1,711,839		$1,993,000		$1,967,386
Portfolio turnover	49%		65%		104%		87%		119%		152%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.98		$12.25		$13.25		$10.91		$6.92		$13.86
Income from investment operations:
Net investment loss	(0.08)		(0.08)		(0.12)		(0.14)		(0.10)		(0.07)
Net realized and unrealized gain (loss)	1.89		0.81		(0.88)		2.48		4.09		(6.87)
Total from investment operations	1.81		0.73		(1.00)		2.34		3.99		(6.94)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$14.79		$12.98		$12.25		$13.25		$10.91		$6.92
Total return	13.94%		5.96%		(7.55%)		21.45	%(b)	57.66%		(50.07%)
Ratios to average net assets(c)
Total gross expenses	1.98	%(d)(e)	2.10	%(d)	2.12	%(d)	2.06%		2.06%		2.04%
Total net expenses(f)	1.98	%(d)(e)(g)	2.10	%(d)(g)	2.12	%(d)(g)	2.06	%(g)	2.05	%(g)	2.00	%(g)
Net investment loss	(1.10	%)(e)	(0.67%)		(0.97%)		(1.21%)		(1.10%)		(0.63%)
Supplemental data
Net assets, end of period (in thousands)	$49,042		$52,823		$72,692		$110,427		$117,307		$95,889
Portfolio turnover	49%		65%		104%		87%		119%		152%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.98		$12.25		$13.25		$10.91		$6.91		$13.86
Income from investment operations:
Net investment loss	(0.08)		(0.08)		(0.12)		(0.14)		(0.10)		(0.07)
Net realized and unrealized gain (loss)	1.88		0.81		(0.88)		2.48		4.10		(6.88)
Total from investment operations	1.80		0.73		(1.00)		2.34		4.00		(6.95)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$14.78		$12.98		$12.25		$13.25		$10.91		$6.91
Total return	13.87%		5.96%		(7.55%)		21.45	%(b)	57.89%		(50.14%)
Ratios to average net assets(c)
Total gross expenses	1.98	%(d)(e)	2.10	%(d)	2.12	%(d)	2.06%		2.06%		2.04%
Total net expenses(f)	1.98	%(d)(e)(g)	2.10	%(d)(g)	2.12	%(d)(g)	2.06	%(g)	2.05	%(g)	2.00	%(g)
Net investment loss	(1.10	%)(e)	(0.68%)		(0.97%)		(1.22%)		(1.10%)		(0.63%)
Supplemental data
Net assets, end of period (in thousands)	$237,594		$236,373		$342,021		$586,725		$660,457		$622,098
Portfolio turnover	49%		65%		104%		87%		119%		152%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$13.97		$13.12		$14.11		$11.57		$7.29		$14.55
Income from investment operations:
Net investment loss	(0.05)		(0.02)		(0.06)		(0.09)		(0.06)		(0.02)
Net realized and unrealized gain (loss)	2.03		0.87		(0.93)		2.63		4.34		(7.24)
Total from investment operations	1.98		0.85		(0.99)		2.54		4.28		(7.26)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$15.95		$13.97		$13.12		$14.11		$11.57		$7.29
Total return	14.17%		6.48%		(7.02%)		21.95	%(b)	58.71%		(49.90%)
Ratios to average net assets(c)
Total gross expenses	1.48	%(d)(e)	1.61	%(d)	1.62	%(d)	1.56%		1.56%		1.54%
Total net expenses(f)	1.48	%(d)(e)(g)	1.60	%(d)(g)	1.62	%(d)(g)	1.56	%(g)	1.55	%(g)	1.50	%(g)
Net investment loss	(0.60	%)(e)	(0.17%)		(0.46%)		(0.71%)		(0.59%)		(0.13%)
Supplemental data
Net assets, end of period (in thousands)	$21,609		$22,756		$30,137		$40,468		$41,627		$42,429
Portfolio turnover	49%		65%		104%		87%		119%		152%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico 21st Century Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$14.74		$13.29
Income from investment operations:
Net investment income	(0.00	)(b)	0.01
Net realized and unrealized gain	2.14		1.48
Total from investment operations	2.14		1.49
Less distributions to shareholders:
Net investment income	—		(0.04)
Total distributions to shareholders	—		(0.04)
Net asset value, end of period	$16.88		$14.74
Total return	14.52%		11.20%
Ratios to average net assets(c)
Total gross expenses	0.99	%(d)(e)	1.02	%(d)(e)
Total net expenses(f)	0.99	%(d)(e)(g)	1.02	%(d)(e)
Net investment income (loss)	(0.01	%)(d)	0.28	%(d)
Supplemental data
Net assets, end of period (in thousands)	$195		$3
Portfolio turnover	49%		65%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$14.50		$13.57		$14.54		$11.86		$7.44		$14.76
Income from investment operations:
Net investment income (loss)	(0.01)		0.04		0.01		(0.03)		(0.01)		0.05
Net realized and unrealized gain (loss)	2.11		0.92		(0.98)		2.71		4.43		(7.37)
Total from investment operations	2.10		0.96		(0.97)		2.68		4.42		(7.32)
Less distributions to shareholders:
Net investment income	—		(0.03)		—		—		(0.00	)(a)	—
Total distributions to shareholders	—		(0.03)		—		—		(0.00	)(a)	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$16.60		$14.50		$13.57		$14.54		$11.86		$7.44
Total return	14.48%		7.09%		(6.67%)		22.60	%(b)	59.42%		(49.59%)
Ratios to average net assets(c)
Total gross expenses	0.98	%(d)(e)	1.11	%(d)	1.12	%(d)	1.06%		1.06%		1.04%
Total net expenses(f)	0.98	%(d)(e)(g)	1.10	%(d)(g)	1.12	%(d)(g)	1.06	%(g)	1.05	%(g)	1.00	%(g)
Net investment income (loss)	(0.10	%)(e)	0.27%		0.04%		(0.20%)		(0.10%)		0.37%
Supplemental data
Net assets, end of period (in thousands)	$197,898		$200,226		$449,867		$1,245,671		$1,008,937		$870,875
Portfolio turnover	49%		65%		104%		87%		119%		152%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico 21st Century Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Marsico 21st Century Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

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Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the

Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund

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Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.68% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $2,303.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for

Semiannual Report 2013
22

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class R4	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $1,600.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $52,404 for Class A, $21,552 for Class B and $1,690 for Class C shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2013 through June 30, 2014	Prior to July 1, 2013
Class A	1.29%	1.31%
Class B	2.04	2.06
Class C	2.04	2.06
Class R	1.54	1.56
Class R4	1.04	1.06
Class Z	1.04	1.06

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $777,622,000 and the

Semiannual Report 2013
23

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$239,117,000
Unrealized depreciation	(2,372,000)
Net unrealized appreciation	$236,745,000

The following capital loss carryforward, determined as of February 28, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$362,781,815
2018	1,526,982,692
Total	$1,889,764,507

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $2,781,701 at February 28, 2013 as arising on March 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $500,239,983 and $666,502,097, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, one unaffiliated shareholder account owned 16.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 16.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended August 31, 2013, the average daily loan balance outstanding on days when borrowing existed was $3,828,571 at a weighted average interest rate of 1.20%. Interest expense incurred by the Fund is recorded as interest expense in the Statement of Operations.

Note 9. Significant Risks

Consumer Discretionary Risk

The Fund's portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2013
24

Columbia Marsico 21st Century Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
25

Columbia Marsico 21st Century Fund

Approval of Investment Management Services
and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico 21st Century Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The

Semiannual Report 2013
26

Columbia Marsico 21st Century Fund

Approval of Investment Management Services
and Subadvisory Agreements (continued)

Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of an acceptable quality, subject to Columbia Management's ongoing heightened scrutiny of the Subadviser's organization and performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that performance was appropriate in light of the particular management style involved and the particular market environment.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board took into account management's view that the Fund's relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the Marsico team. The Board observed that the Subadviser was subject to Columbia Management's ongoing heightened scrutiny of its performance.

Semiannual Report 2013
27

Columbia Marsico 21st Century Fund

Approval of Investment Management Services
and Subadvisory Agreements (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2013
28

Columbia Marsico 21st Century Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Marsico 21st Century Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR184_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Marsico Growth Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Marsico Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	23
Approval of Investment Management Services and Subadvisory Agreements	29
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Marsico Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico Growth Fund (the Fund) Class A shares returned 10.23% excluding sales charges for the six-month period that ended August 31, 2013.

>  The Fund outperformed its benchmark, the S&P 500 Index, which returned 8.95% for the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/31/97
Excluding sales charges		10.23	17.43	6.32	6.37
Including sales charges		3.87	10.67	5.07	5.74
Class B	12/31/97
Excluding sales charges		9.81	16.53	5.52	5.57
Including sales charges		4.81	11.53	5.20	5.57
Class C	12/31/97
Excluding sales charges		9.84	16.50	5.53	5.57
Including sales charges		8.84	15.50	5.53	5.57
Class I*	09/27/10	10.47	17.86	6.62	6.52
Class R*	01/23/06	10.07	17.12	6.05	6.08
Class R4*	11/08/12	10.33	17.62	6.35	6.39
Class R5*	11/08/12	10.43	17.77	6.38	6.40
Class W*	09/27/10	10.23	17.37	6.32	6.37
Class Z	12/31/97	10.33	17.64	6.58	6.63
S&P 500 Index		8.95	18.70	7.32	7.12

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Marsico Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Gilead Sciences, Inc.	5.3
Biogen Idec, Inc.	4.2
Monsanto Co.	4.2
Google, Inc., Class A	4.2
Citigroup, Inc.	4.0
American International Group, Inc.	3.5
Schlumberger Ltd.	3.4
Union Pacific Corp.	3.3
Sherwin-Williams Co. (The)	3.3
Visa, Inc., Class A	3.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2013)
Common Stocks	95.2
Consumer Discretionary	26.0
Consumer Staples	1.7
Energy	3.2
Financials	10.8
Health Care	13.4
Industrials	14.3
Information Technology	18.7
Materials	7.1
Money Market Funds	4.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Marsico Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,102.30	1,019.15	6.22	5.97	1.18
Class B	1,000.00	1,000.00	1,098.10	1,015.39	10.15	9.75	1.93
Class C	1,000.00	1,000.00	1,098.40	1,015.39	10.15	9.75	1.93
Class I	1,000.00	1,000.00	1,104.70	1,021.56	3.69	3.55	0.70
Class R	1,000.00	1,000.00	1,100.70	1,017.90	7.53	7.23	1.43
Class R4	1,000.00	1,000.00	1,103.30	1,020.36	4.96	4.76	0.94
Class R5	1,000.00	1,000.00	1,104.30	1,021.11	4.17	4.00	0.79
Class W	1,000.00	1,000.00	1,102.30	1,019.25	6.11	5.87	1.16
Class Z	1,000.00	1,000.00	1,103.30	1,020.41	4.90	4.71	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Marsico Growth Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.7%

Issuer	Shares	Value ($)
Consumer Discretionary 26.1%
Hotels, Restaurants & Leisure 7.8%
Chipotle Mexican Grill, Inc.(a)	26,793	10,936,099
Starbucks Corp.	534,234	37,674,182
Starwood Hotels & Resorts Worldwide, Inc.	780,431	49,900,758
Wynn Resorts Ltd.	362,956	51,191,314
Total		149,702,353
Internet & Catalog Retail 3.3%
Amazon.com, Inc.(a)	66,511	18,688,260
priceline.com, Inc.(a)	47,994	45,043,809
Total		63,732,069
Media 7.5%
CBS Corp., Class B Non Voting	1,003,006	51,253,607
Comcast Corp., Class A	504,930	21,252,504
Liberty Global PLC, Class A(a)	370,009	28,742,299
Walt Disney Co. (The)	683,140	41,555,406
Total		142,803,816
Specialty Retail 5.3%
AutoZone, Inc.(a)	34,625	14,540,423
Home Depot, Inc. (The)	518,901	38,652,935
TJX Companies, Inc.	899,065	47,398,707
Total		100,592,065
Textiles, Apparel & Luxury Goods 2.2%
lululemon athletica, Inc.(a)	594,005	42,079,314
Total Consumer Discretionary		498,909,617
Consumer Staples 1.7%
Food Products 1.7%
Green Mountain Coffee Roasters, Inc.(a)	370,335	31,963,614
Total Consumer Staples		31,963,614
Energy 3.2%
Energy Equipment & Services 3.2%
Schlumberger Ltd.	764,208	61,854,996
Total Energy		61,854,996
Financials 10.8%
Commercial Banks 2.5%
Wells Fargo & Co.	1,169,885	48,058,876
Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Finance 1.0%
American Express Co.	280,007	20,135,303
Diversified Financial Services 3.9%
Citigroup, Inc.	1,524,845	73,695,759
Insurance 3.4%
American International Group, Inc.(a)	1,394,151	64,772,255
Total Financials		206,662,193
Health Care 13.5%
Biotechnology 10.0%
Biogen Idec, Inc.(a)	362,775	77,278,331
Celgene Corp.(a)	116,798	16,349,384
Gilead Sciences, Inc.(a)	1,618,142	97,525,418
Total		191,153,133
Health Care Providers & Services 1.0%
UnitedHealth Group, Inc.	273,787	19,641,479
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	1,130,185	47,117,413
Total Health Care		257,912,025
Industrials 14.4%
Aerospace & Defense 4.4%
B/E Aerospace, Inc.(a)	26,449	1,803,557
Lockheed Martin Corp.	349,752	42,816,640
Precision Castparts Corp.	28,238	5,964,995
Rolls-Royce Holdings PLC	1,966,570	33,889,250
Total		84,474,442
Machinery 3.1%
Cummins, Inc.	474,013	58,398,402
Road & Rail 5.7%
Canadian Pacific Railway Ltd.	405,217	47,827,762
Union Pacific Corp.	392,122	60,206,412
Total		108,034,174
Trading Companies & Distributors 1.2%
United Rentals, Inc.(a)	426,023	23,333,280
Total Industrials		274,240,298

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Marsico Growth Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Information Technology 18.8%
Communications Equipment 1.0%
Cisco Systems, Inc.	800,377	18,656,788
Internet Software & Services 8.3%
eBay, Inc.(a)	565,968	28,292,740
Facebook, Inc., Class A(a)	321,651	13,277,753
Google, Inc., Class A(a)	89,601	75,883,087
LinkedIn Corp., Class A(a)	85,817	20,599,513
Yahoo!, Inc.(a)	717,440	19,456,973
Total		157,510,066
IT Services 5.5%
Accenture PLC, Class A	464,889	33,588,230
FleetCor Technologies, Inc.(a)	133,201	13,734,355
Visa, Inc., Class A	335,192	58,464,189
Total		105,786,774
Semiconductors & Semiconductor Equipment 4.0%
ASML Holding NV	631,998	55,021,746
Texas Instruments, Inc.	556,420	21,255,244
Total		76,276,990
Total Information Technology		358,230,618

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 7.2%
Chemicals 7.2%
Monsanto Co.	784,982	76,841,888
Sherwin-Williams Co. (The)	346,735	59,777,114
Total		136,619,002
Total Materials		136,619,002
Total Common Stocks (Cost: $1,371,282,614)		1,826,392,363
Money Market Funds 4.8%
Columbia Short-Term Cash Fund, 0.097%(b)(c)	91,975,670	91,975,670
Total Money Market Funds (Cost: $91,975,670)		91,975,670
Total Investments (Cost: $1,463,258,284)		1,918,368,033
Other Assets & Liabilities, Net		(9,099,062)
Net Assets		1,909,268,971

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,312,087	646,614,783	(594,951,200)	91,975,670	29,841	91,975,670

(c)  The rate shown is the seven-day current annualized yield at August 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Marsico Growth Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Marsico Growth Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	498,909,617	—	—	498,909,617
Consumer Staples	31,963,614	—	—	31,963,614
Energy	61,854,996	—	—	61,854,996
Financials	206,662,193	—	—	206,662,193
Health Care	257,912,025	—	—	257,912,025
Industrials	240,351,048	33,889,250	—	274,240,298
Information Technology	358,230,618	—	—	358,230,618
Materials	136,619,002	—	—	136,619,002
Total Equity Securities	1,792,503,113	33,889,250	—	1,826,392,363
Mutual Funds
Money Market Funds	91,975,670	—	—	91,975,670
Total Mutual Funds	91,975,670	—	—	91,975,670
Total	1,884,478,783	33,889,250	—	1,918,368,033

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Marsico Growth Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,371,282,614)	$1,826,392,363
Affiliated issuers (identified cost $91,975,670)	91,975,670
Total investments (identified cost $1,463,258,284)	1,918,368,033
Receivable for:
Investments sold	10,635,574
Capital shares sold	1,106,748
Dividends	1,910,310
Prepaid expenses	92,957
Total assets	1,932,113,622
Liabilities
Payable for:
Investments purchased	18,598,427
Capital shares purchased	3,520,371
Investment management fees	33,927
Distribution and/or service fees	12,461
Transfer agent fees	250,546
Administration fees	2,839
Compensation of board members	197,013
Other expenses	229,067
Total liabilities	22,844,651
Net assets applicable to outstanding capital stock	$1,909,268,971
Represented by
Paid-in capital	$1,231,759,386
Excess of distributions over net investment income	(859,741)
Accumulated net realized gain	223,259,577
Unrealized appreciation (depreciation) on:
Investments	455,109,749
Total — representing net assets applicable to outstanding capital stock	$1,909,268,971

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Marsico Growth Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$585,579,195
Shares outstanding	23,558,505
Net asset value per share	$24.86
Maximum offering price per share(a)	$26.38
Class B
Net assets	$13,383,168
Shares outstanding	603,735
Net asset value per share	$22.17
Class C
Net assets	$282,119,898
Shares outstanding	12,708,416
Net asset value per share	$22.20
Class I
Net assets	$3,478
Shares outstanding	137
Net asset value per share(b)	$25.44
Class R
Net assets	$20,024,080
Shares outstanding	818,594
Net asset value per share	$24.46
Class R4
Net assets	$21,650,047
Shares outstanding	841,951
Net asset value per share	$25.71
Class R5
Net assets	$1,358,799
Shares outstanding	52,827
Net asset value per share	$25.72
Class W
Net assets	$3,457
Shares outstanding	139
Net asset value per share(b)	$24.86
Class Z
Net assets	$985,146,849
Shares outstanding	38,824,196
Net asset value per share	$25.37

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Marsico Growth Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,798,123
Dividends — affiliated issuers	29,841
Foreign taxes withheld	(384,991)
Total income	11,442,973
Expenses:
Investment management fees	6,736,757
Distribution and/or service fees
Class A	757,894
Class B	81,487
Class C	1,436,080
Class R	50,519
Class W	4
Transfer agent fees
Class A	623,577
Class B	16,725
Class C	295,463
Class R	20,787
Class R4	20,345
Class R5	153
Class W	4
Class Z	1,194,091
Administration fees	565,875
Compensation of board members	49,987
Custodian fees	13,055
Printing and postage fees	156,198
Registration fees	33,953
Professional fees	25,500
Line of credit interest expense	2,648
Other	59,987
Total expenses	12,141,089
Expense reductions	(2,461)
Total net expenses	12,138,628
Net investment loss	(695,655)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	225,745,803
Foreign currency translations	3,862
Net realized gain	225,749,665
Net change in unrealized appreciation (depreciation) on:
Investments	(11,512,266)
Net change in unrealized appreciation (depreciation)	(11,512,266)
Net realized and unrealized gain	214,237,399
Net increase in net assets resulting from operations	$213,541,744

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Marsico Growth Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment income (loss)	$(695,655)	$7,125,170
Net realized gain	225,749,665	611,483,128
Net change in unrealized appreciation (depreciation)	(11,512,266)	(474,435,054)
Net increase in net assets resulting from operations	213,541,744	144,173,244
Distributions to shareholders
Net investment income
Class A	—	(1,780,654)
Class I	(1)	(30)
Class R	—	(4,564)
Class R4	(754)	(12)
Class R5	(152)	(13)
Class W	—	(10)
Class Z	(6,430)	(10,566,047)
Net realized gains
Class A	(27,970,920)	—
Class B	(799,666)	—
Class C	(14,690,235)	—
Class I	(164)	—
Class R	(941,212)	—
Class R4	(980,451)	—
Class R5	(35,393)	—
Class W	(166)	—
Class Z	(48,047,185)	—
Total distributions to shareholders	(93,472,729)	(12,351,330)
Increase (decrease) in net assets from capital stock activity	(356,974,596)	(1,201,164,689)
Total decrease in net assets	(236,905,581)	(1,069,342,775)
Net assets at beginning of period	2,146,174,552	3,215,517,327
Net assets at end of period	$1,909,268,971	$2,146,174,552
Excess of distributions over net investment income	$(859,741)	$(156,749)

(a) Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Marsico Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,612,237	40,623,524	2,514,851	56,427,371
Distributions reinvested	980,827	23,265,212	67,517	1,489,735
Redemptions	(4,104,222)	(103,004,401)	(10,263,560)	(230,701,898)
Net decrease	(1,511,158)	(39,115,665)	(7,681,192)	(172,784,792)
Class B shares
Subscriptions	20,415	439,922	14,345	292,426
Distributions reinvested	20,034	424,310	—	—
Redemptions(b)	(311,668)	(7,015,305)	(482,875)	(9,839,116)
Net decrease	(271,219)	(6,151,073)	(468,530)	(9,546,690)
Class C shares
Subscriptions	585,520	12,846,700	529,146	10,734,279
Distributions reinvested	353,430	7,496,242	—	—
Redemptions	(1,175,855)	(26,545,341)	(3,968,353)	(80,319,452)
Net decrease	(236,905)	(6,202,399)	(3,439,207)	(69,585,173)
Class R shares
Subscriptions	87,814	2,167,051	225,764	4,962,159
Distributions reinvested	37,129	866,962	187	4,065
Redemptions	(142,534)	(3,543,277)	(354,540)	(7,840,576)
Net decrease	(17,591)	(509,264)	(128,589)	(2,874,352)
Class R4 shares
Subscriptions	909,593	22,845,198	2,686	65,383
Distributions reinvested	39,995	981,070	—	—
Redemptions	(110,323)	(2,893,685)	—	—
Net increase	839,265	20,932,583	2,686	65,383
Class R5 shares
Subscriptions	52,463	1,358,261	113	2,500
Distributions reinvested	1,444	35,409	—	—
Redemptions	(1,193)	(29,242)	—	—
Net increase	52,714	1,364,428	113	2,500
Class Z shares
Subscriptions	4,784,821	122,199,115	20,275,822	465,764,921
Distributions reinvested	1,515,195	36,667,728	346,104	7,778,747
Redemptions	(18,775,818)	(486,160,049)	(62,160,960)	(1,419,985,233)
Net decrease	(12,475,802)	(327,293,206)	(41,539,034)	(946,441,565)
Total net decrease	(13,620,696)	(356,974,596)	(53,253,753)	(1,201,164,689)

(a) Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Marsico Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009(a)(b)
Per share data
Net asset value, beginning of period	$23.69		$22.25		$21.19		$16.75		$11.30		$20.26
Income from investment operations:
Net investment income (loss)	(0.01)		0.05		0.02		(0.01)		0.03		0.06
Net realized and unrealized gain (loss)	2.38		1.45		1.04		4.45		5.50		(9.01)
Total from investment operations	2.37		1.50		1.06		4.44		5.53		(8.95)
Less distributions to shareholders:
Net investment income	—		(0.06)		—		—		(0.08)		(0.01)
Net realized gains	(1.20)		—		—		—		—		—
Total distributions to shareholders	(1.20)		(0.06)		—		—		(0.08)		(0.01)
Proceeds from regulatory settlements	—		—		—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$24.86		$23.69		$22.25		$21.19		$16.75		$11.30
Total return	10.23%		6.78%		5.00%		26.51%		49.09%		(44.21%)
Ratios to average net assets(d)
Total gross expenses	1.18	%(e)(f)	1.36%		1.33	%(f)	1.30	%(f)	1.28	%(f)	1.26%
Total net expenses(g)	1.18	%(e)(f)(h)	1.26	%(h)	1.28	%(f)(h)	1.30	%(f)(h)	1.28	%(f)(h)	1.24	%(h)
Net investment income (loss)	(0.10	%)(e)	0.24%		0.08%		(0.05%)		0.23%		0.36%
Supplemental data
Net assets, end of period (in thousands)	$585,579		$593,794		$728,788		$1,021,724		$1,569,860		$1,383,438
Portfolio turnover	52%		90%		65%		67%		69%		21	%(i)
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		—		—		54%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011		2010		2009(a)(b)
Per share data
Net asset value, beginning of period	$21.33		$20.13		$19.31		$15.38		$10.42		$18.83
Income from investment operations:
Net investment loss	(0.10)		(0.10)		(0.13)		(0.13)		(0.07)		(0.06)
Net realized and unrealized gain (loss)	2.14		1.30		0.95		4.06		5.07		(8.35)
Total from investment operations	2.04		1.20		0.82		3.93		5.00		(8.41)
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.04)		—
Net realized gains	(1.20)		—		—		—		—		—
Total distributions to shareholders	(1.20)		—		—		—		(0.04)		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$22.17		$21.33		$20.13		$19.31		$15.38		$10.42
Total return	9.81%		5.96%		4.25%		25.55%		48.10%		(44.66%)
Ratios to average net assets(d)
Total gross expenses	1.93	%(e)(f)	2.10%		2.09	%(f)	2.05	%(f)	2.03	%(f)	2.01%
Total net expenses(g)	1.93	%(e)(f)(h)	2.01	%(h)	2.03	%(f)(h)	2.05	%(f)(h)	2.03	%(f)(h)	1.99	%(h)
Net investment loss	(0.85	%)(e)	(0.52%)		(0.68%)		(0.78%)		(0.52%)		(0.39%)
Supplemental data
Net assets, end of period (in thousands)	$13,383		$18,659		$27,041		$41,675		$47,847		$44,407
Portfolio turnover	52%		90%		65%		67%		69%		21	%(i)
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		—		—		54%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

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15

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013		2012		2011		2010		2009(a)(b)
Per share data
Net asset value, beginning of period	$21.35		$20.15		$19.34		$15.40		$10.44		$18.86
Income from investment operations:
Net investment loss	(0.10)		(0.10)		(0.13)		(0.13)		(0.07)		(0.06)
Net realized and unrealized gain (loss)	2.15		1.30		0.94		4.07		5.07		(8.36)
Total from investment operations	2.05		1.20		0.81		3.94		5.00		(8.42)
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.04)		—
Net realized gains	(1.20)		—		—		—		—		—
Total distributions to shareholders	(1.20)		—		—		—		(0.04)		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$22.20		$21.35		$20.15		$19.34		$15.40		$10.44
Total return	9.84%		5.96%		4.19%		25.58%		48.00%		(44.64%)
Ratios to average net assets(d)
Total gross expenses	1.93	%(e)(f)	2.10%		2.09	%(f)	2.05	%(f)	2.03	%(f)	2.01%
Total net expenses(g)	1.93	%(e)(f)(h)	2.01	%(h)	2.03	%(f)(h)	2.05	%(f)(h)	2.03	%(f)(h)	1.99	%(h)
Net investment loss	(0.85	%)(e)	(0.51%)		(0.67%)		(0.78%)		(0.52%)		(0.39%)
Supplemental data
Net assets, end of period (in thousands)	$282,120		$276,437		$330,213		$390,384		$399,082		$384,025
Portfolio turnover	52%		90%		65%		67%		69%		21	%(i)
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		—		—		54%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Marsico Growth Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$24.17		$22.77	$21.55		$18.29
Income from investment operations:
Net investment income	0.05		0.15	0.13		0.01
Net realized and unrealized gain	2.42		1.47	1.09		3.29
Total from investment operations	2.47		1.62	1.22		3.30
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.22)	—		(0.04)
Net realized gains	(1.20)		—	—		—
Total distributions to shareholders	(1.20)		(0.22)	—		(0.04)
Net asset value, end of period	$25.44		$24.17	$22.77		$21.55
Total return	10.47%		7.20%	5.66%		18.05%
Ratios to average net assets(c)
Total gross expenses	0.70	%(d)(e)	0.87%	0.89	%(e)	0.88	%(d)(e)
Total net expenses(f)	0.70	%(d)(e)	0.87%	0.88	%(e)(g)	0.88	%(d)(e)(g)
Net investment income	0.37	%(d)	0.65%	0.64%		0.06	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$3		$11,201
Portfolio turnover	52%		90%	65%		67%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2013		2012		2011		2010		2009(a)(b)
Per share data
Net asset value, beginning of period	$23.36		$21.94		$20.94		$16.60		$11.20		$20.13
Income from investment operations:
Net investment income (loss)	(0.04)		(0.00	)(c)	(0.03)		(0.05)		(0.00	)(c)	0.02
Net realized and unrealized gain (loss)	2.34		1.43		1.03		4.39		5.45		(8.95)
Total from investment operations	2.30		1.43		1.00		4.34		5.45		(8.93)
Less distributions to shareholders:
Net investment income	—		(0.01)		—		—		(0.05)		—
Net realized gains	(1.20)		—		—		—		—		—
Total distributions to shareholders	(1.20)		(0.01)		—		—		(0.05)		—
Proceeds from regulatory settlements	—		—		—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$24.46		$23.36		$21.94		$20.94		$16.60		$11.20
Total return	10.07%		6.50%		4.78%		26.14%		48.79%		(44.36%)
Ratios to average net assets(d)
Total gross expenses	1.43	%(e)(f)	1.61%		1.58	%(f)	1.55	%(f)	1.53	%(f)	1.51%
Total net expenses(g)	1.43	%(e)(f)(h)	1.51	%(h)	1.53	%(f)(h)	1.55	%(f)(h)	1.53	%(f)(h)	1.49	%(h)
Net investment income (loss)	(0.35	%)(e)	(0.00	)(c)	(0.16%)		(0.27%)		(0.02%)		0.15%
Supplemental data
Net assets, end of period (in thousands)	$20,024		$19,530		$21,166		$20,548		$14,848		$9,941
Portfolio turnover	52%		90%		65%		67%		69%		21	%(i)
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		—		—		54%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Marsico Growth Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$24.44		$22.14
Income from investment operations:
Net investment income	0.02		0.08
Net realized and unrealized gain	2.45		2.32
Total from investment operations	2.47		2.40
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.10)
Net realized gains	(1.20)		—
Total distributions to shareholders	(1.20)		(0.10)
Net asset value, end of period	$25.71		$24.44
Total return	10.33%		10.89%
Ratios to average net assets(c)
Total gross expenses	0.94	%(d)(e)	1.01	%(d)
Total net expenses(f)	0.94	%(d)(e)(g)	1.00	%(d)
Net investment income	0.19	%(d)	1.11	%(d)
Supplemental data
Net assets, end of period (in thousands)	$21,650		$66
Portfolio turnover	52%		90%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Growth Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$24.43		$22.14
Income from investment operations:
Net investment income	0.04		0.09
Net realized and unrealized gain	2.45		2.32
Total from investment operations	2.49		2.41
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.12)
Net realized gains	(1.20)		—
Total distributions to shareholders	(1.20)		(0.12)
Net asset value, end of period	$25.72		$24.43
Total return	10.43%		10.92%
Ratios to average net assets(c)
Total gross expenses	0.79	%(d)(e)	0.89	%(d)
Total net expenses(f)	0.79	%(d)(e)	0.89	%(d)
Net investment income	0.29	%(d)	1.22	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,359		$3
Portfolio turnover	52%		90%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Marsico Growth Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$23.69		$22.26	$21.20		$17.98
Income from investment operations:
Net investment income (loss)	(0.01)		0.06	0.02		0.01
Net realized and unrealized gain	2.38		1.44	1.04		3.21
Total from investment operations	2.37		1.50	1.06		3.22
Less distributions to shareholders:
Net investment income	—		(0.07)	—		—
Net realized gains	(1.20)		—	—		—
Total distributions to shareholders	(1.20)		(0.07)	—		—
Net asset value, end of period	$24.86		$23.69	$22.26		$21.20
Total return	10.23%		6.76%	5.00%		17.91%
Ratios to average net assets(b)
Total gross expenses	1.16	%(c)(d)	1.35%	1.29	%(d)	1.28	%(c)(d)
Total net expenses(e)	1.16	%(c)(d)	1.26%	1.26	%(d)(f)	1.28	%(c)(d)(f)
Net investment income (loss)	(0.09	%)(c)	0.25%	0.11%		0.17	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$3		$3
Portfolio turnover	52%		90%	65%		67%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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21

Columbia Marsico Growth Fund

Financial Highlights (continued)

	Year Ended August 31, 2013
	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009(a)(b)
Per share data
Net asset value, beginning of period	$24.13		$22.71		$21.57		$17.02		$11.47		$20.63
Income from investment operations:
Net investment income	0.02		0.10		0.07		0.04		0.07		0.11
Net realized and unrealized gain (loss)	2.42		1.48		1.07		4.52		5.60		(9.17)
Total from investment operations	2.44		1.58		1.14		4.56		5.67		(9.06)
Less distributions to shareholders:
Net investment income	(0.00	)(c)	(0.16)		—		(0.01)		(0.12)		(0.10)
Net realized gains	(1.20)		—		—		—		—		—
Total distributions to shareholders	(1.20)		(0.16)		—		(0.01)		(0.12)		(0.10)
Proceeds from regulatory settlements	—		—		—		0.00	(c)	0.00	(c)	—
Net asset value, end of period	$25.37		$24.13		$22.71		$21.57		$17.02		$11.47
Total return	10.33%		7.02%		5.29%		26.81%		49.55%		(44.09%)
Ratios to average net assets(d)
Total gross expenses	0.93	%(e)(f)	1.10%		1.08	%(f)	1.05	%(f)	1.03	%(f)	1.01%
Total net expenses(g)	0.93	%(e)(f)(h)	1.02	%(h)	1.03	%(f)(h)	1.05	%(f)(h)	1.03	%(f)(h)	0.99	%(h)
Net investment income	0.16	%(e)	0.43%		0.34%		0.24%		0.48%		0.63%
Supplemental data
Net assets, end of period (in thousands)	$985,147		$1,237,679		$2,108,304		$2,063,751		$1,676,013		$1,329,782
Portfolio turnover	52%		90%		65%		67%		69%		21	%(i)
Turnover of Columbia Marsico Growth Master Portfolio	—		—		—		—		—		54%

Notes to Financial Highlights

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)  Effective November 10, 2008, the Fund converted to a stand-alone fund. Prior to November 10, 2008, the Fund operated in a master-feeder structure.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Amount represents results after the Fund's conversion to a stand-alone structure on November 10, 2008.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Marsico Growth Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Marsico Growth Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations,

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23

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The

Semiannual Report 2013
24

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.64% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $3,906.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2013
25

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class R	0.21
Class R4	0.21
Class R5	0.05
Class W	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $2,461.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $107,210 for Class A, $4,903 for Class B and $4,311 for Class C shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2013 through June 30, 2014	Prior to July 1, 2013
Class A	1.24%	1.25%
Class B	1.99	2.00
Class C	1.99	2.00
Class I	0.84	0.87
Class R	1.49	1.50
Class R4	0.99	1.00
Class R5	0.89	0.92
Class W	1.24	1.25
Class Z	0.99	1.00

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Semiannual Report 2013
26

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $1,463,258,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$468,609,000
Unrealized depreciation	(13,499,000)
Net unrealized appreciation	$455,110,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,055,215,200 and $1,570,305,719, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, three unaffiliated shareholder accounts owned an aggregate of 62.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended August 31, 2013, the average daily loan balance outstanding on days when borrowing existed was $13,316,667 at a weighted average interest rate of 1.19%. Interest expense incurred by the Fund is recorded as interest expense in the Statement of Operations.

Note 9. Significant Risks

Consumer Discretionary Risk

The Fund's portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

Semiannual Report 2013
27

Columbia Marsico Growth Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
28

Columbia Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

Semiannual Report 2013
29

Columbia Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of an acceptable quality, subject to Columbia Management's ongoing heightened scrutiny of the Subadviser's organization and performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's performance was appropriate in light of the particular management style involved and the particular market environment.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that management was exploring ways in which to improve the performance of the Fund. The Board took into account management's view that the Fund's relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the Marsico team. The Board observed that the Subadviser was subject to Columbia Management's ongoing heightened scrutiny of its performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including,

Semiannual Report 2013
30

Columbia Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2013
31

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Semiannual Report 2013
32

Columbia Marsico Growth Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Marsico Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR188_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Mid Cap Index Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Mid Cap Index Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	24
Approval of Investment Management Services Agreement	31
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Mid Cap Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Mid Cap Index Fund (the Fund) Class A shares returned 7.95% for the six months ended August 31, 2013.

>  The Fund underperformed its benchmark, the S&P MidCap 400 Index, which returned 8.18% for the same period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/31/00	7.95	23.10	8.98	9.72
Class I*	09/27/10	8.11	23.46	9.27	10.00
Class R5*	11/08/12	8.07	23.47	9.26	10.00
Class Z	03/31/00	8.02	23.38	9.25	9.99
S&P MidCap 400 Index		8.18	23.71	9.43	10.11

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P MidCap 400 Index is a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Mid Cap Index Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Vertex Pharmaceuticals, Inc.	1.3
Green Mountain Coffee Roasters, Inc.	0.8
AMETEK, Inc.	0.8
Alliance Data Systems Corp.	0.7
Affiliated Managers Group, Inc.	0.7
HollyFrontier Corp.	0.7
Henry Schein, Inc.	0.6
LKQ Corp.	0.6
Equinix, Inc.	0.6
Tractor Supply Co.	0.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2013)
Common Stocks	98.6
Consumer Discretionary	13.4
Consumer Staples	4.2
Energy	5.4
Financials	22.2
Health Care	9.7
Industrials	16.2
Information Technology	15.2
Materials	6.8
Telecommunication Services	0.5
Utilities	5.0
Money Market Funds	1.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Alfred Alley III, CFA
Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Mid Cap Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 — August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,079.50	1,022.81	2.35	2.28	0.45
Class I	1,000.00	1,000.00	1,081.10	1,024.07	1.04	1.01	0.20
Class R5	1,000.00	1,000.00	1,080.70	1,024.07	1.04	1.01	0.20
Class Z	1,000.00	1,000.00	1,080.20	1,024.07	1.04	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Mid Cap Index Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.7%

Issuer	Shares	Value ($)
Consumer Discretionary 13.4%
Auto Components 0.2%
Gentex Corp.	332,283	7,486,336
Automobiles 0.2%
Thor Industries, Inc.	101,884	5,219,517
Distributors 0.6%
LKQ Corp.(a)	691,037	20,205,922
Diversified Consumer Services 0.9%
Apollo Group, Inc., Class A(a)	231,930	4,306,940
DeVry, Inc.	130,978	3,930,650
Matthews International Corp., Class A	63,896	2,357,762
Regis Corp.	131,110	2,068,916
Service Corp. International	489,851	8,856,506
Sotheby's	158,012	7,285,933
Total		28,806,707
Hotels, Restaurants & Leisure 1.7%
Bally Technologies, Inc.(a)	89,388	6,447,556
Bob Evans Farms, Inc.	64,519	3,163,367
Brinker International, Inc.	163,259	6,528,727
Cheesecake Factory, Inc. (The)	114,765	4,793,734
Domino's Pizza, Inc.	130,180	7,998,259
International Speedway Corp., Class A	59,089	1,831,168
Life Time Fitness, Inc.(a)	91,649	4,581,534
Panera Bread Co., Class A(a)	64,831	10,633,581
Scientific Games Corp., Class A(a)	121,967	1,742,908
Wendy's Co. (The)	655,438	4,955,111
WMS Industries, Inc.(a)	126,877	3,260,739
Total		55,936,684
Household Durables 2.1%
Jarden Corp.(a)	233,881	10,045,189
KB Home	189,586	3,039,063
MDC Holdings, Inc.	90,478	2,518,003
Mohawk Industries, Inc.(a)	140,911	16,555,633
NVR, Inc.(a)	10,080	8,626,565
Tempur Sealy International, Inc.(a)	139,664	5,378,461
Toll Brothers, Inc.(a)	348,716	10,674,197
Tupperware Brands Corp.	122,400	9,886,248
Total		66,723,359

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet & Catalog Retail 0.1%
HSN, Inc.	82,759	4,457,400
Leisure Equipment & Products 0.5%
Polaris Industries, Inc.	147,944	16,156,964
Media 1.3%
AMC Networks, Inc., Class A(a)	133,644	8,283,255
Cinemark Holdings, Inc.	235,443	6,938,505
DreamWorks Animation SKG, Inc., Class A(a)	164,600	4,658,180
John Wiley & Sons, Inc., Class A	107,024	4,687,651
Lamar Advertising Co., Class A(a)	128,729	5,415,629
Meredith Corp.	83,388	3,586,518
New York Times Co. (The), Class A(a)	282,519	3,150,087
Scholastic Corp.	61,268	1,808,019
Valassis Communications, Inc.	89,849	2,475,340
Total		41,003,184
Multiline Retail 0.3%
Big Lots, Inc.(a)	134,730	4,772,137
Saks, Inc.(a)	232,856	3,709,396
Total		8,481,533
Specialty Retail 4.2%
Aaron's, Inc.	163,149	4,416,443
Advance Auto Parts, Inc.	169,245	13,551,447
Aeropostale, Inc.(a)	181,592	1,476,343
American Eagle Outfitters, Inc.	405,754	5,871,260
ANN, Inc.(a)	109,088	3,785,354
Ascena Retail Group, Inc.(a)	294,699	4,809,488
Barnes & Noble, Inc.(a)	87,310	1,193,528
Cabela's, Inc.(a)	107,570	7,049,062
Chico's FAS, Inc.	375,438	5,856,833
CST Brands, Inc.(a)	139,590	4,117,905
Dick's Sporting Goods, Inc.	231,850	10,760,158
Foot Locker, Inc.	347,427	11,187,149
Guess?, Inc.	141,378	4,312,029
Murphy USA, Inc.(a)	104,870	3,874,947
Office Depot, Inc.(a)	662,062	2,774,040
Rent-A-Center, Inc.	123,547	4,634,248
Signet Jewelers Ltd.	187,165	12,427,756
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tractor Supply Co.	161,505	19,763,367
Williams-Sonoma, Inc.	198,958	11,223,221
Total		133,084,578
Textiles, Apparel & Luxury Goods 1.3%
Carter's, Inc.	117,922	8,683,776
Deckers Outdoor Corp.(a)	79,732	4,682,661
Hanesbrands, Inc.	228,050	13,564,414
Under Armour, Inc., Class A(a)	179,930	13,070,115
Total		40,000,966
Total Consumer Discretionary		427,563,150
Consumer Staples 4.2%
Food & Staples Retailing 0.5%
Harris Teeter Supermarkets, Inc.	114,467	5,626,053
SUPERVALU, Inc.(a)	464,201	3,328,321
United Natural Foods, Inc.(a)	114,121	6,919,156
Total		15,873,530
Food Products 2.6%
Dean Foods Co.(a)	216,005	4,138,656
Flowers Foods, Inc.	398,281	8,280,262
Green Mountain Coffee Roasters, Inc.(a)	286,560	24,732,993
Hillshire Brands Co.	284,819	9,202,502
Ingredion, Inc.	179,286	11,284,261
Lancaster Colony Corp.	44,885	3,311,166
Post Holdings, Inc.(a)	75,611	3,228,590
Smithfield Foods, Inc.(a)	289,406	9,703,783
Tootsie Roll Industries, Inc.	48,420	1,452,116
WhiteWave Foods Co., Class A(a)	400,390	7,655,457
Total		82,989,786
Household Products 1.0%
Church & Dwight Co., Inc.	319,801	18,980,189
Energizer Holdings, Inc.	144,033	14,234,782
Total		33,214,971
Tobacco 0.1%
Universal Corp.	54,015	2,647,815
Total Consumer Staples		134,726,102
Energy 5.4%
Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.(a)	132,495	7,377,322

Common Stocks (continued)

Issuer	Shares	Value ($)
CARBO Ceramics, Inc.	45,514	3,713,487
Dresser-Rand Group, Inc.(a)	176,266	10,741,650
Dril-Quip, Inc.(a)	84,540	8,623,925
Helix Energy Solutions Group, Inc.(a)	227,998	5,706,790
Oceaneering International, Inc.	250,386	19,424,946
Oil States International, Inc.(a)	127,198	11,348,606
Patterson-UTI Energy, Inc.	338,863	6,638,326
Superior Energy Services, Inc.(a)	369,309	9,070,229
Tidewater, Inc.	114,517	6,179,337
Unit Corp.(a)	101,098	4,655,563
Total		93,480,181
Oil, Gas & Consumable Fuels 2.5%
Alpha Natural Resources, Inc.(a)	512,250	3,114,480
Arch Coal, Inc.	491,182	2,195,584
Bill Barrett Corp.(a)	112,881	2,430,328
Cimarex Energy Co.	200,060	16,767,029
Energen Corp.	167,135	11,082,722
HollyFrontier Corp.	470,540	20,929,619
Rosetta Resources, Inc.(a)	141,372	6,578,039
SM Energy Co.	153,379	10,478,853
World Fuel Services Corp.	168,060	6,411,489
Total		79,988,143
Total Energy		173,468,324
Financials 22.3%
Capital Markets 2.5%
Affiliated Managers Group, Inc.(a)	122,047	21,275,233
Apollo Investment Corp.	520,102	4,103,605
Eaton Vance Corp.	280,962	10,831,085
Federated Investors, Inc., Class B	218,260	5,927,941
Greenhill & Co., Inc.	60,666	2,874,961
Janus Capital Group, Inc.	439,380	3,673,217
Raymond James Financial, Inc.	261,766	10,949,672
SEI Investments Co.	311,205	9,261,461
Waddell & Reed Financial, Inc., Class A	198,866	9,469,999
Total		78,367,174
Commercial Banks 4.5%
Associated Banc-Corp.	388,119	6,190,498
BancorpSouth, Inc.	193,840	3,756,619
Bank of Hawaii Corp.	103,776	5,344,464

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Cathay General Bancorp	169,735	3,737,565
City National Corp.	110,277	7,219,835
Commerce Bancshares, Inc.	178,371	7,703,843
Cullen/Frost Bankers, Inc.	138,869	9,837,480
East West Bancorp, Inc.	315,137	9,211,455
First Horizon National Corp.	558,240	6,174,134
First Niagara Financial Group, Inc.	819,109	8,273,001
FirstMerit Corp.	383,556	8,116,045
Fulton Financial Corp.	451,615	5,460,025
Hancock Holding Co.	196,441	6,315,578
International Bancshares Corp.	125,952	2,760,868
Prosperity Bancshares, Inc.	108,805	6,506,539
Signature Bank(a)	109,371	9,594,024
SVB Financial Group(a)	104,327	8,638,276
Synovus Financial Corp.	2,262,135	7,216,211
TCF Financial Corp.	379,089	5,326,200
Trustmark Corp.	155,430	3,863,990
Valley National Bancorp	461,091	4,652,408
Webster Financial Corp.	208,875	5,526,833
Westamerica Bancorporation	62,443	2,939,192
Total		144,365,083
Diversified Financial Services 0.6%
CBOE Holdings, Inc.	201,968	9,268,312
MSCI, Inc.(a)	279,377	10,479,431
Total		19,747,743
Insurance 4.8%
Alleghany Corp.(a)	38,988	15,091,865
American Financial Group, Inc.	174,787	9,006,774
Arthur J Gallagher & Co.	293,338	12,126,593
Aspen Insurance Holdings Ltd.	157,634	5,607,041
Brown & Brown, Inc.	273,323	8,511,278
Everest Re Group Ltd.	115,650	15,838,267
Fidelity National Financial, Inc., Class A	494,615	11,727,322
First American Financial Corp.	250,355	5,232,420
Hanover Insurance Group, Inc. (The)	101,850	5,425,550
HCC Insurance Holdings, Inc.	232,348	9,805,086
Kemper Corp.	124,921	4,241,068
Mercury General Corp.	83,891	3,681,137
Old Republic International Corp.	558,656	7,932,915
Primerica, Inc.	106,825	3,966,412

Common Stocks (continued)

Issuer	Shares	Value ($)
Protective Life Corp.	181,545	7,586,766
Reinsurance Group of America, Inc.	167,779	10,873,757
StanCorp Financial Group, Inc.	102,448	5,360,079
WR Berkley Corp.	255,003	10,485,723
Total		152,500,053
Real Estate Investment Trusts (REITs) 8.8%
Alexandria Real Estate Equities, Inc.	163,001	10,052,272
American Campus Communities, Inc.	242,473	8,076,776
BioMed Realty Trust, Inc.	431,165	7,937,748
BRE Properties, Inc.	178,358	8,559,400
Camden Property Trust	196,337	12,131,663
Corporate Office Properties Trust	198,491	4,521,625
Corrections Corp. of America	266,625	8,782,628
Duke Realty Corp.	744,409	10,860,927
Equity One, Inc.	143,305	3,046,664
Essex Property Trust, Inc.	87,938	12,602,395
Extra Space Storage, Inc.	239,805	9,887,160
Federal Realty Investment Trust	150,993	14,693,129
Highwoods Properties, Inc.	206,494	6,975,367
Home Properties, Inc.	129,797	7,489,287
Hospitality Properties Trust	323,383	8,737,809
Kilroy Realty Corp.	174,375	8,507,756
Liberty Property Trust	326,871	11,309,737
Mack-Cali Realty Corp.	193,298	4,175,237
National Retail Properties, Inc.	273,918	8,390,108
Omega Healthcare Investors, Inc.	268,800	7,633,920
Potlatch Corp.	93,707	3,613,342
Rayonier, Inc.	291,655	16,111,022
Realty Income Corp.	454,130	17,938,135
Regency Centers Corp.	211,998	10,080,505
Senior Housing Properties Trust	435,245	9,901,824
SL Green Realty Corp.	211,977	18,482,275
Taubman Centers, Inc.	147,569	9,947,626
UDR, Inc.	580,277	13,108,457
Weingarten Realty Investors	259,347	7,445,852
Total		281,000,646
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.(a)	99,626	3,583,547
Jones Lang LaSalle, Inc.	102,048	8,392,428
Total		11,975,975

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	189,935	2,336,200
New York Community Bancorp, Inc.	1,020,234	14,946,428
Washington Federal, Inc.	241,119	5,036,976
Total		22,319,604
Total Financials		710,276,278
Health Care 9.7%
Biotechnology 1.5%
United Therapeutics Corp.(a)	106,898	7,580,137
Vertex Pharmaceuticals, Inc.(a)	538,369	40,458,430
Total		48,038,567
Health Care Equipment & Supplies 2.5%
Cooper Companies, Inc. (The)	112,602	14,706,947
Hill-Rom Holdings, Inc.	138,304	4,721,699
Hologic, Inc.(a)	623,226	13,299,643
IDEXX Laboratories, Inc.(a)	125,206	11,746,827
Masimo Corp.	118,777	2,938,543
ResMed, Inc.	329,697	15,574,886
STERIS Corp.	136,408	5,577,723
Teleflex, Inc.	95,137	7,333,160
Thoratec Corp.(a)	132,670	4,740,299
Total		80,639,727
Health Care Providers & Services 3.2%
CHS/Community Health Systems, Inc.	218,129	8,563,745
Health Management Associates, Inc., Class A(a)	600,148	7,717,903
Health Net, Inc.(a)	183,624	5,541,772
Henry Schein, Inc.(a)	201,640	20,375,722
LifePoint Hospitals, Inc.(a)	109,667	4,960,238
Mednax, Inc.(a)	115,751	11,270,675
Omnicare, Inc.	242,817	13,201,960
Owens & Minor, Inc.	146,550	4,998,821
Universal Health Services, Inc., Class B	206,418	13,984,819
VCA Antech, Inc.(a)	204,892	5,591,503
WellCare Health Plans, Inc.(a)	100,586	6,404,311
Total		102,611,469

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Technology 0.4%
Allscripts-Misys Healthcare Solutions, Inc.(a)	410,223	5,964,643
HMS Holdings Corp.(a)	202,961	5,071,995
Total		11,036,638
Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A(a)	46,871	5,343,763
Charles River Laboratories International, Inc.(a)	113,468	5,225,201
Covance, Inc.(a)	129,322	10,480,255
Mettler-Toledo International, Inc.(a)	69,861	15,385,488
Techne Corp.	80,131	6,210,954
Total		42,645,661
Pharmaceuticals 0.8%
Endo Health Solutions, Inc.(a)	259,752	10,673,210
Mallinckrodt PLC(a)	136,100	5,940,765
Salix Pharmaceuticals Ltd.(a)	120,590	8,072,294
Total		24,686,269
Total Health Care		309,658,331
Industrials 16.2%
Aerospace & Defense 1.6%
Alliant Techsystems, Inc.	74,477	7,206,395
B/E Aerospace, Inc.(a)	242,374	16,527,483
Esterline Technologies Corp.(a)	72,393	5,522,862
Exelis, Inc.	435,385	6,404,513
Huntington Ingalls Industries, Inc.	116,049	7,348,223
Triumph Group, Inc.	119,392	8,592,642
Total		51,602,118
Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	241,885	3,993,521
Airlines 0.4%
Alaska Air Group, Inc.	162,558	9,204,034
JetBlue Airways Corp.(a)	522,326	3,212,305
Total		12,416,339
Building Products 0.7%
Fortune Brands Home & Security, Inc.	381,881	14,068,496
Lennox International, Inc.	106,122	7,285,275
Total		21,353,771

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 1.7%
Brink's Co. (The)	110,983	2,866,691
Clean Harbors, Inc.(a)	124,680	7,085,564
Copart, Inc.(a)	246,754	7,839,375
Deluxe Corp.	117,712	4,631,967
Herman Miller, Inc.	135,099	3,440,971
HNI Corp.	105,195	3,521,929
Mine Safety Appliances Co.	72,206	3,475,275
Rollins, Inc.	152,336	3,770,316
RR Donnelley & Sons Co.	419,788	7,002,064
Waste Connections, Inc.	285,614	12,098,609
Total		55,732,761
Construction & Engineering 0.9%
AECOM Technology Corp.(a)	238,558	6,949,194
Granite Construction, Inc.	82,462	2,335,324
KBR, Inc.	342,067	10,214,121
URS Corp.	175,641	8,697,742
Total		28,196,381
Electrical Equipment 1.7%
Acuity Brands, Inc.	99,132	8,475,786
AMETEK, Inc.	563,584	24,189,025
General Cable Corp.	115,150	3,515,530
Hubbell, Inc., Class B	123,625	12,530,630
Regal-Beloit Corp.	104,114	6,632,062
Total		55,343,033
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	147,254	9,807,116
Machinery 5.2%
AGCO Corp.	225,201	12,737,369
CLARCOR, Inc.	114,978	6,158,222
Crane Co.	112,425	6,454,319
Donaldson Co., Inc.	312,865	11,025,363
Graco, Inc.	141,772	9,851,736
Harsco Corp.	186,674	4,392,439
IDEX Corp.	190,303	11,298,289
ITT Corp.	208,052	6,834,508
Kennametal, Inc.	182,216	7,747,824
Lincoln Electric Holdings, Inc.	191,955	12,002,946
Nordson Corp.	130,776	8,716,220
Oshkosh Corp.(a)	203,620	9,146,610

Common Stocks (continued)

Issuer	Shares	Value ($)
SPX Corp.	108,293	8,018,014
Terex Corp.(a)	257,335	7,462,715
Timken Co.	184,695	10,354,002
Trinity Industries, Inc.	183,293	7,738,631
Valmont Industries, Inc.	54,481	7,352,756
Wabtec Corp.	222,620	13,027,722
Woodward, Inc.	140,027	5,399,441
Total		165,719,126
Marine 0.4%
Kirby Corp.(a)	131,338	10,563,516
Matson, Inc.	98,775	2,630,378
Total		13,193,894
Professional Services 1.0%
Corporate Executive Board Co. (The)	77,788	5,043,774
FTI Consulting, Inc.(a)	93,283	3,119,384
Manpowergroup, Inc.	178,497	11,575,530
Towers Watson & Co.	130,640	10,745,140
Total		30,483,828
Road & Rail 1.2%
Con-way, Inc.	130,383	5,423,933
Genesee & Wyoming, Inc., Class A(a)	114,594	9,921,549
JB Hunt Transport Services, Inc.	209,530	15,086,160
Landstar System, Inc.	107,748	5,888,428
Werner Enterprises, Inc.	103,434	2,383,119
Total		38,703,189
Trading Companies & Distributors 1.0%
GATX Corp.	108,308	4,902,020
MSC Industrial Direct Co., Inc., Class A	108,390	8,237,640
United Rentals, Inc.(a)	218,080	11,944,242
Watsco, Inc.	68,703	6,169,529
Total		31,253,431
Total Industrials		517,798,508
Information Technology 15.2%
Communications Equipment 0.8%
ADTRAN, Inc.	137,176	3,308,685
Ciena Corp.(a)	234,952	4,680,244
InterDigital, Inc.	95,234	3,384,616
Plantronics, Inc.	100,169	4,327,301
Polycom, Inc.(a)	399,250	3,964,553

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Riverbed Technology, Inc.(a)	378,191	5,839,269
Total		25,504,668
Computers & Peripherals 1.0%
3D Systems Corp.(a)	214,500	11,025,300
Diebold, Inc.	147,312	4,165,983
Lexmark International, Inc., Class A	145,830	4,981,553
NCR Corp.(a)	380,460	13,536,767
Total		33,709,603
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc.(a)	242,226	11,244,131
Avnet, Inc.(a)	317,160	12,229,690
Ingram Micro, Inc., Class A(a)	352,536	7,791,046
Itron, Inc.(a)	91,483	3,426,953
National Instruments Corp.	220,156	6,109,329
Tech Data Corp.(a)	87,384	4,295,797
Trimble Navigation Ltd.(a)	591,968	14,947,192
Vishay Intertechnology, Inc.(a)	305,738	3,745,290
Total		63,789,428
Internet Software & Services 1.3%
AOL, Inc.	179,240	5,902,373
Equinix, Inc.(a)	114,217	19,844,062
Monster Worldwide, Inc.(a)	269,693	1,213,618
Rackspace Hosting, Inc.(a)	255,696	11,460,295
ValueClick, Inc.(a)	165,795	3,508,222
Total		41,928,570
IT Services 3.4%
Acxiom Corp.(a)	171,053	4,255,799
Alliance Data Systems Corp.(a)	113,829	22,276,335
Broadridge Financial Solutions, Inc.	280,542	8,348,930
Convergys Corp.	243,134	4,286,452
CoreLogic, Inc.(a)	220,997	5,679,623
DST Systems, Inc.	69,097	4,931,453
Gartner, Inc.(a)	216,957	12,576,997
Global Payments, Inc.	179,057	8,532,066
Jack Henry & Associates, Inc.	199,278	9,943,972
Lender Processing Services, Inc.	196,556	6,270,136
Mantech International Corp., Class A	54,971	1,563,925
NeuStar, Inc., Class A(a)	152,275	7,695,979
VeriFone Systems, Inc.(a)	251,156	4,977,912

Common Stocks (continued)

Issuer	Shares	Value ($)
WEX, Inc.(a)	89,787	7,185,654
Total		108,525,233
Office Electronics 0.2%
Zebra Technologies Corp., Class A(a)	117,845	5,373,732
Semiconductors & Semiconductor Equipment 2.1%
Atmel Corp.(a)	991,934	7,201,441
Cree, Inc.(a)	272,898	15,143,110
Cypress Semiconductor Corp.	313,060	3,543,839
Fairchild Semiconductor International, Inc.(a)	294,403	3,594,661
Integrated Device Technology, Inc.(a)	341,431	2,973,864
International Rectifier Corp.(a)	160,717	3,837,922
Intersil Corp., Class A	294,326	3,052,160
RF Micro Devices, Inc.(a)	650,879	3,228,360
Semtech Corp.(a)	156,201	4,642,294
Silicon Laboratories, Inc.(a)	90,372	3,496,493
Skyworks Solutions, Inc.(a)	442,464	11,220,887
SunEdison, Inc.(a)	536,461	3,948,353
Total		65,883,384
Software 4.4%
ACI Worldwide, Inc.(a)	92,216	4,488,153
Advent Software, Inc.	92,832	2,505,536
ANSYS, Inc.(a)	215,703	18,114,738
Cadence Design Systems, Inc.(a)	654,913	8,821,678
CommVault Systems, Inc.(a)	100,035	8,385,934
Compuware Corp.	493,917	5,270,094
Concur Technologies, Inc.(a)	105,945	10,352,945
Factset Research Systems, Inc.	93,644	9,584,463
Fair Isaac Corp.	83,012	4,157,241
Informatica Corp.(a)	250,114	8,946,578
Mentor Graphics Corp.	219,397	4,861,837
MICROS Systems, Inc.(a)	182,032	8,901,365
PTC, Inc.(a)	276,670	7,212,787
Rovi Corp.(a)	239,227	4,289,340
SolarWinds, Inc.(a)	142,693	5,201,160
Solera Holdings, Inc.	159,440	8,230,293
Synopsys, Inc.(a)	355,846	12,902,976
TIBCO Software, Inc.(a)	360,761	8,131,553
Total		140,358,671
Total Information Technology		485,073,289

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 6.8%
Chemicals 2.7%
Albemarle Corp.	188,319	11,745,456
Ashland, Inc.	170,070	14,831,805
Cabot Corp.	138,829	5,551,772
Cytec Industries, Inc.	84,371	6,309,263
Intrepid Potash, Inc.	124,483	1,548,569
Minerals Technologies, Inc.	80,675	3,581,970
NewMarket Corp.	24,673	6,764,843
Olin Corp.	185,823	4,292,511
RPM International, Inc.	306,651	10,420,001
Scotts Miracle-Gro Co., Class A	89,957	4,741,633
Sensient Technologies Corp.	115,810	4,801,483
Valspar Corp. (The)	189,134	11,756,569
Total		86,345,875
Construction Materials 0.5%
Eagle Materials, Inc.	108,830	6,982,533
Martin Marietta Materials, Inc.	106,279	10,208,098
Total		17,190,631
Containers & Packaging 1.8%
AptarGroup, Inc.	154,352	9,077,441
Greif, Inc., Class A	70,413	3,793,148
Packaging Corp. of America	227,009	12,040,558
Rock Tenn Co., Class A	166,472	18,496,704
Silgan Holdings, Inc.	104,745	4,941,869
Sonoco Products Co.	234,266	8,721,723
Total		57,071,443
Metals & Mining 1.5%
Carpenter Technology Corp.	102,482	5,510,457
Commercial Metals Co.	270,482	4,024,772
Compass Minerals International, Inc.	77,074	5,682,666
Reliance Steel & Aluminum Co.	177,481	11,836,208
Royal Gold, Inc.	150,525	8,734,966
Steel Dynamics, Inc.	510,049	7,783,348
Worthington Industries, Inc.	123,410	4,113,255
Total		47,685,672

Common Stocks (continued)

Issuer	Shares	Value ($)
Paper & Forest Products 0.3%
Domtar Corp.	77,783	5,133,678
Louisiana-Pacific Corp.(a)	322,507	4,824,705
Total		9,958,383
Total Materials		218,252,004
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.3%
tw telecom, Inc.(a)	347,881	9,956,354
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	232,605	6,440,833
Total Telecommunication Services		16,397,187
Utilities 5.0%
Electric Utilities 2.1%
Cleco Corp.	139,879	6,316,936
Great Plains Energy, Inc.	355,736	7,797,733
Hawaiian Electric Industries, Inc.	228,046	5,703,430
IDACORP, Inc.	116,249	5,564,840
NV Energy, Inc.	544,875	12,777,319
OGE Energy Corp.	458,758	16,152,869
PNM Resources, Inc.	184,340	4,038,889
Westar Energy, Inc.	293,641	9,135,172
Total		67,487,188
Gas Utilities 1.5%
Atmos Energy Corp.	209,547	8,455,221
National Fuel Gas Co.	193,355	12,622,214
Questar Corp.	405,112	8,880,055
UGI Corp.	263,454	10,327,397
WGL Holdings, Inc.	119,655	4,994,400
Total		45,279,287
Multi-Utilities 1.1%
Alliant Energy Corp.	256,698	12,734,788
Black Hills Corp.	102,852	4,938,953
MDU Resources Group, Inc.	436,996	11,667,793
Vectren Corp.	190,400	6,207,040
Total		35,548,574

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Water Utilities 0.3%
Aqua America, Inc.	325,703	9,891,600
Total Utilities		158,206,649
Total Common Stocks (Cost: $2,215,545,396)		3,151,419,822

Money Market Funds 1.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(b)(c)	45,211,698	45,211,698
Total Money Market Funds (Cost: $45,211,698)		45,211,698
Total Investments (Cost: $2,260,757,094)		3,196,631,520
Other Assets & Liabilities, Net		(1,936,656)
Net Assets		3,194,694,864

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2013

At August 31, 2013, $1,845,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P Mid Cap 400 E-Mini	359	42,466,110	September 2013	860,692	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	115,637,033	504,562,988	(574,988,323)	45,211,698	61,297	45,211,698

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Mid Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	427,563,150	—	—	427,563,150
Consumer Staples	134,726,102	—	—	134,726,102
Energy	173,468,324	—	—	173,468,324
Financials	710,276,278	—	—	710,276,278
Health Care	309,658,331	—	—	309,658,331
Industrials	517,798,508	—	—	517,798,508
Information Technology	485,073,289	—	—	485,073,289
Materials	218,252,004	—	—	218,252,004
Telecommunication Services	16,397,187	—	—	16,397,187
Utilities	158,206,649	—	—	158,206,649
Total Equity Securities	3,151,419,822	—	—	3,151,419,822
Mutual Funds
Money Market Funds	45,211,698	—	—	45,211,698
Total Mutual Funds	45,211,698	—	—	45,211,698
Investments in Securities	3,196,631,520	—	—	3,196,631,520
Derivatives
Assets
Futures Contracts	860,692	—	—	860,692
Total	3,197,492,212	—	—	3,197,492,212

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Mid Cap Index Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,215,545,396)	$3,151,419,822
Affiliated issuers (identified cost $45,211,698)	45,211,698
Total investments (identified cost $2,260,757,094)	3,196,631,520
Margin deposits	1,845,000
Receivable for:
Investments sold	1,000,112
Capital shares sold	4,321,159
Dividends	3,660,036
Expense reimbursement due from Investment Manager	17,156
Prepaid expenses	88,259
Total assets	3,207,563,242
Liabilities
Payable for:
Investments purchased	3,873,373
Capital shares purchased	7,218,975
Variation margin	708,464
Investment management fees	8,926
Distribution and/or service fees	5,194
Transfer agent fees	815,041
Administration fees	8,926
Compensation of board members	108,119
Other expenses	121,360
Total liabilities	12,868,378
Net assets applicable to outstanding capital stock	$3,194,694,864
Represented by
Paid-in capital	$2,207,794,642
Undistributed net investment income	19,508,113
Accumulated net realized gain	30,656,991
Unrealized appreciation (depreciation) on:
Investments	935,874,426
Futures contracts	860,692
Total — representing net assets applicable to outstanding capital stock	$3,194,694,864

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Mid Cap Index Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$745,523,163
Shares outstanding	54,423,880
Net asset value per share	$13.70
Class I
Net assets	$3,351
Shares outstanding	245
Net asset value per share(a)	$13.66
Class R5
Net assets	$333,042,946
Shares outstanding	24,038,902
Net asset value per share	$13.85
Class Z
Net assets	$2,116,125,404
Shares outstanding	154,890,756
Net asset value per share	$13.66

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Mid Cap Index Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$23,470,089
Dividends — affiliated issuers	61,297
Total income	23,531,386
Expenses:
Investment management fees	1,484,127
Distribution and/or service fees
Class A	865,474
Transfer agent fees
Class A	661,882
Class R5	34,723
Class Z	2,041,242
Administration fees	1,484,127
Compensation of board members	43,756
Custodian fees	14,501
Printing and postage fees	83,208
Registration fees	25,943
Licensing fees	11,782
Professional fees	27,221
Other	35,814
Total expenses	6,813,800
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,979,914)
Expense reductions	(160)
Total net expenses	3,833,726
Net investment income	19,697,660
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	43,844,457
Futures contracts	12,606,314
Net realized gain	56,450,771
Net change in unrealized appreciation (depreciation) on:
Investments	144,725,666
Futures contracts	(4,314,439)
Net change in unrealized appreciation (depreciation)	140,411,227
Net realized and unrealized gain	196,861,998
Net increase in net assets resulting from operations	$216,559,658

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Mid Cap Index Fund

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013(a)
Operations
Net investment income	$19,697,660	$32,733,982
Net realized gain	56,450,771	50,742,834
Net change in unrealized appreciation (depreciation)	140,411,227	176,819,150
Net increase in net assets resulting from operations	216,559,658	260,295,966
Distributions to shareholders
Net investment income
Class A	(250,029)	(6,065,718)
Class I	(3)	(44)
Class R5	(62,150)	(36)
Class Z	(1,535,289)	(26,090,852)
Net realized gains
Class A	(6,649,803)	(22,364,190)
Class I	(32)	(133)
Class R5	(744,987)	(71)
Class Z	(19,904,647)	(80,303,779)
Total distributions to shareholders	(29,146,940)	(134,824,823)
Increase (decrease) in net assets from capital stock activity	400,131,576	(506,077,072)
Total increase (decrease) in net assets	587,544,294	(380,605,929)
Net assets at beginning of period	2,607,150,570	2,987,756,499
Net assets at end of period	$3,194,694,864	$2,607,150,570
Undistributed net investment income	$19,508,113	$1,657,924

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Mid Cap Index Fund

Statement of Changes in Net Assets (continued)

	Six months ended August 31, 2013 (Unaudited)		Year ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	16,816,927	229,564,763	22,853,756	272,819,581
Distributions reinvested	496,329	6,526,719	2,376,962	27,417,562
Redemptions	(9,097,091)	(123,887,648)	(18,508,967)	(220,888,204)
Net increase	8,216,165	112,203,834	6,721,751	79,348,939
Class R5 shares
Subscriptions	24,773,522	335,748,225	212	2,500
Distributions reinvested	60,730	807,107	—	—
Redemptions	(795,562)	(10,980,647)	—	—
Net increase	24,038,690	325,574,685	212	2,500
Class Z shares
Subscriptions	21,271,732	287,691,822	59,274,784	705,258,535
Distributions reinvested	1,050,184	13,767,908	5,520,124	63,483,810
Redemptions	(25,115,054)	(339,106,673)	(119,041,735)	(1,354,170,856)
Net decrease	(2,793,138)	(37,646,943)	(54,246,827)	(585,428,511)
Total net increase (decrease)	29,461,717	400,131,576	(47,524,864)	(506,077,072)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Mid Cap Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.82		$11.92		$12.33		$9.44		$5.73		$10.86
Income from investment operations:
Net investment income	0.08		0.14		0.10		0.09		0.09		0.12
Net realized and unrealized gain (loss)	0.93		1.45		0.10		2.94		3.71		(4.55)
Total from investment operations	1.01		1.59		0.20		3.03		3.80		(4.43)
Less distributions to shareholders:
Net investment income	(0.00	)(a)	(0.15)		(0.09)		(0.09)		(0.09)		(0.14)
Net realized gains	(0.13)		(0.54)		(0.52)		(0.05)		—		(0.56)
Total distributions to shareholders	(0.13)		(0.69)		(0.61)		(0.14)		(0.09)		(0.70)
Net asset value, end of period	$13.70		$12.82		$11.92		$12.33		$9.44		$5.73
Total return	7.95%		14.03%		2.12%		32.16%		66.35%		(42.11%)
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)	0.66%		0.66%		0.50%		0.49%		0.49	%(d)
Total net expenses(e)	0.45	%(c)(f)	0.45	%(f)	0.45	%(f)	0.45	%(f)	0.43	%(f)	0.39	%(d)(f)
Net investment income	1.14	%(c)	1.18%		0.83%		0.83%		1.10%		1.36%
Supplemental data
Net assets, end of period (in thousands)	$745,523		$592,450		$470,550		$339,724		$168,264		$59,374
Portfolio turnover	4%		20%		15%		10%		15%		28%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Mid Cap Index Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012	Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$12.77		$11.88	$12.29	$10.19
Income from investment operations:
Net investment income	0.09		0.17	0.12	0.04
Net realized and unrealized gain	0.94		1.44	0.11	2.22
Total from investment operations	1.03		1.61	0.23	2.26
Less distributions to shareholders:
Net investment income	(0.01)		(0.18)	(0.12)	(0.11)
Net realized gains	(0.13)		(0.54)	(0.52)	(0.05)
Total distributions to shareholders	(0.14)		(0.72)	(0.64)	(0.16)
Net asset value, end of period	$13.66		$12.77	$11.88	$12.29
Total return	8.11%		14.34%	2.40%	22.27%
Ratios to average net assets(b)
Total gross expenses	0.22	%(c)	0.24%	0.20%	0.23	%(c)
Total net expenses(d)	0.20	%(c)	0.15%	0.19%	0.19	%(c)(e)
Net investment income	1.39	%(c)	1.48%	1.08%	0.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$3	$3
Portfolio turnover	4%		20%	15%	10%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Mid Cap Index Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$12.95		$11.81
Income from investment operations:
Net investment income	0.09		0.07
Net realized and unrealized gain	0.95		1.57
Total from investment operations	1.04		1.64
Less distributions to shareholders:
Net investment income	(0.01)		(0.16)
Net realized gains	(0.13)		(0.34)
Total distributions to shareholders	(0.14)		(0.50)
Net asset value, end of period	$13.85		$12.95
Total return	8.07%		14.34%
Ratios to average net assets(b)
Total gross expenses	0.27	%(c)	0.21	%(c)
Total net expenses(d)	0.20	%(c)	0.16	%(c)
Net investment income	1.31	%(c)	1.82	%(c)
Supplemental data
Net assets, end of period (in thousands)	$333,043		$3
Portfolio turnover	4%		20%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Mid Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.78		$11.88		$12.29		$9.41		$5.71		$10.84
Income from investment operations:
Net investment income	0.09		0.16		0.12		0.11		0.11		0.15
Net realized and unrealized gain (loss)	0.93		1.45		0.11		2.93		3.69		(4.55)
Total from investment operations	1.02		1.61		0.23		3.04		3.80		(4.40)
Less distributions to shareholders:
Net investment income	(0.01)		(0.17)		(0.12)		(0.11)		(0.10)		(0.17)
Net realized gains	(0.13)		(0.54)		(0.52)		(0.05)		—		(0.56)
Total distributions to shareholders	(0.14)		(0.71)		(0.64)		(0.16)		(0.10)		(0.73)
Net asset value, end of period	$13.66		$12.78		$11.88		$12.29		$9.41		$5.71
Total return	8.02%		14.35%		2.39%		32.45%		66.71%		(41.92%)
Ratios to average net assets(a)
Total gross expenses	0.41	%(b)	0.41%		0.41%		0.25%		0.24%		0.24	%(c)
Total net expenses(d)	0.20	%(b)(e)	0.20	%(e)	0.20	%(e)	0.20	%(e)	0.18	%(e)	0.14	%(c)(e)
Net investment income	1.39	%(b)	1.39%		1.07%		1.08%		1.36%		1.59%
Supplemental data
Net assets, end of period (in thousands)	$2,116,125		$2,014,694		$2,517,203		$2,479,455		$1,791,140		$971,538
Portfolio turnover	4%		20%		15%		10%		15%		28%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Mid Cap Index Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2013
24

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter (OTC) derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives

Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts

Semiannual Report 2013
25

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	860,692	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	12,606,314
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(4,314,439)

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	4,805

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been

Semiannual Report 2013
26

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $4,859.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2013
27

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $160.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2014
Class A	0.45%
Class I	0.20
Class R5	0.20
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

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28

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $2,260,757,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,003,394,000
Unrealized depreciation	(67,519,000)
Net unrealized appreciation	$935,875,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $554,689,525 and $114,840,039, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, one unaffiliated shareholder account owned 24.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Significant Risks

Financial Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Semiannual Report 2013
29

Columbia Mid Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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30

Columbia Mid Cap Index Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In

Semiannual Report 2013
31

Columbia Mid Cap Index Fund

Approval of Investment Management Services Agreement (continued)

addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

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Columbia Mid Cap Index Fund

Approval of Investment Management Services Agreement (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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Columbia Mid Cap Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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37

Columbia Mid Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR196_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Multi-Advisor International Equity Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Multi-Advisor International Equity Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	23
Notes to Financial Statements	34
Board Consideration and Approval of Advisory Agreement	44
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Multi-Advisor International Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Multi-Advisor International Equity Fund (the Fund) Class A shares returned -0.08% excluding sales charges for the six months ended August 31, 2013.

>  The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned 3.71% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/03/92
Excluding sales charges		-0.08	11.28	-0.79	5.84
Including sales charges		-5.80	4.92	-1.96	5.22
Class B	06/07/93
Excluding sales charges		-0.46	10.43	-1.54	5.05
Including sales charges		-5.44	5.43	-1.90	5.05
Class C	06/17/92
Excluding sales charges		-0.46	10.45	-1.52	5.05
Including sales charges		-1.46	9.45	-1.52	5.05
Class I*	09/27/10	0.16	11.86	-0.40	6.19
Class K*	03/07/11	-0.08	11.42	-0.64	6.00
Class R*	01/23/06	-0.17	11.09	-1.02	5.59
Class R4*	11/08/12	0.00	11.54	-0.54	6.11
Class R5*	11/08/12	0.16	11.76	-0.50	6.13
Class W*	09/27/10	-0.08	11.28	-0.77	5.87
Class Y*	03/07/11	0.16	11.84	-0.43	6.17
Class Z	12/02/91	0.08	11.62	-0.53	6.12
MSCI EAFE Index (Net)		3.71	18.66	1.62	7.57

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2013
2

Columbia Multi-Advisor International Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
UBS AG, Registered Shares (Switzerland)	2.0
Vodafone Group PLC (United Kingdom)	2.0
Bayer AG, Registered Shares (Germany)	2.0
Novartis AG, Registered Shares (Switzerland)	1.8
Unilever PLC (United Kingdom)	1.8
Allianz SE, Registered Shares (Germany)	1.8
ASML Holding NV (Netherlands)	1.6
Diageo PLC (United Kingdom)	1.6
European Aeronautic Defence and Space Co. NV (France)	1.6
Samsung Electronics Co., Ltd. (South Korea)	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2013)
Australia	3.9
Belgium	1.4
Brazil	0.4
Cambodia	0.2
Canada	0.0	(a)
Chile	0.1
China	4.4
Denmark	1.2
Finland	0.4
France	7.6
Germany	10.6
Hong Kong	2.6
India	1.0
Indonesia	0.6
Japan	14.7
Malaysia	0.3
Malta	0.0	(a)
Mexico	0.3
Netherlands	6.2
Norway	0.9
Panama	0.1
Peru	0.1
Philippines	1.6
Poland	0.1
Portugal	0.8
Russian Federation	0.3

Portfolio Management

Columbia Management Investment
Advisers, LLC

Colin Moore, AIIMR
Fred Copper, CFA

Threadneedle International Limited

Dan Ison, IMC

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Multi-Advisor International Equity Fund

Portfolio Overview (continued)

(Unaudited)

Country Breakdown (%) (at August 31, 2013) (continued)
Singapore	1.9
South Africa	0.1
South Korea	2.8
Spain	1.7
Sweden	0.5
Switzerland	7.0
Taiwan	1.7
Thailand	1.3
Turkey	0.1
United Kingdom	21.3
United States(b)	1.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds.

Summary of Investments in Securities by Industry (%) (at August 31, 2013)
Aerospace & Defense	1.7
Airlines	1.3
Auto Components	2.1
Automobiles	3.8
Beverages	3.1
Capital Markets	2.6
Chemicals	2.6
Commercial Banks	9.9
Commercial Services & Supplies	0.5
Computers & Peripherals	1.0
Construction & Engineering	0.7
Construction Materials	0.1
Containers & Packaging	0.3
Diversified Consumer Services	0.1
Diversified Financial Services	2.6
Diversified Telecommunication Services	2.4
Electric Utilities	0.2
Electrical Equipment	1.4
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	0.7
Food & Staples Retailing	1.1
Food Products	2.2
Gas Utilities	0.6
Health Care Equipment & Supplies	1.7

Semiannual Report 2013
4

Columbia Multi-Advisor International Equity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2013) (continued)
Health Care Providers & Services	1.3
Hotels, Restaurants & Leisure	2.5
Household Durables	1.3
Household Products	1.7
Independent Power Producers & Energy Traders	0.2
Industrial Conglomerates	0.5
Insurance	6.3
Internet Software & Services	0.9
IT Services	1.8
Leisure Equipment & Products	0.0	(a)
Life Sciences Tools & Services	0.3
Machinery	1.4
Media	2.8
Metals & Mining	0.3
Multiline Retail	0.1
Oil, Gas & Consumable Fuels	3.1
Personal Products	0.7
Pharmaceuticals	6.5
Professional Services	1.4
Real Estate Investment Trusts (REITs)	0.5
Real Estate Management & Development	1.6
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	3.9
Software	1.2
Specialty Retail	1.2
Textiles, Apparel & Luxury Goods	2.1
Tobacco	1.0
Trading Companies & Distributors	4.0
Transportation Infrastructure	0.6
Water Utilities	0.3
Wireless Telecommunication Services	3.7
Money Market Funds	1.6
Total	99.6

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Semiannual Report 2013
5

Columbia Multi-Advisor International Equity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.20	1,017.95	7.12	7.18	1.42
Class B	1,000.00	1,000.00	995.40	1,014.19	10.85	10.96	2.17
Class C	1,000.00	1,000.00	995.40	1,014.19	10.85	10.96	2.17
Class I	1,000.00	1,000.00	1,001.60	1,020.41	4.67	4.71	0.93
Class K	1,000.00	1,000.00	999.20	1,018.85	6.21	6.28	1.24
Class R	1,000.00	1,000.00	998.30	1,016.70	8.37	8.44	1.67
Class R4	1,000.00	1,000.00	1,000.00	1,019.05	6.02	6.07	1.20
Class R5	1,000.00	1,000.00	1,001.60	1,019.85	5.22	5.27	1.04
Class W	1,000.00	1,000.00	999.20	1,017.95	7.12	7.18	1.42
Class Y	1,000.00	1,000.00	1,001.60	1,020.36	4.72	4.76	0.94
Class Z	1,000.00	1,000.00	1,000.80	1,019.20	5.87	5.92	1.17

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
6

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.4%

Issuer	Shares	Value ($)
Australia 3.9%
Amcor Ltd.	288,873	2,672,516
Australia and New Zealand Banking Group Ltd.	235,524	6,183,453
BHP Billiton Ltd.	78,164	2,471,838
Commonwealth Bank of Australia	64,563	4,165,218
Flight Centre Ltd.	57,373	2,387,298
National Australia Bank Ltd.	43,456	1,248,111
Suncorp Group Ltd.	201,033	2,195,970
Telstra Corp., Ltd.	1,003,190	4,365,267
Wesfarmers Ltd.	78,058	2,814,948
Westfield Retail Trust	616,115	1,594,841
Westpac Banking Corp.	115,851	3,216,008
Total		33,315,468
Belgium 1.4%
Anheuser-Busch InBev NV	127,240	11,835,575
Brazil 0.4%
Arezzo Industria e Comercio SA	23,600	329,675
Banco Bradesco SA, ADR	32,934	382,693
Companhia de Bebidas das Americas, ADR	18,108	629,796
Cosan Ltd., Class A	12,383	165,684
Hypermarcas SA	51,800	351,275
Linx SA	21,800	351,311
Mills Estruturas e Servicos de Engenharia SA	39,700	491,685
Qualicorp SA(a)	30,500	235,722
Ultrapar Participacoes SA	24,800	541,433
Total		3,479,274
Cambodia 0.2%
NagaCorp Ltd.	1,806,000	1,501,134
Canada —%
Pacific Rubiales Energy Corp.	18,499	350,029
Chile 0.1%
SACI Falabella	51,021	504,860
China 4.4%
Anhui Conch Cement Co., Ltd., Class H	100,000	321,569
Anton Oilfield Services Group Ltd.	236,000	149,921
Baidu, Inc., ADR(a)	6,533	885,418

Common Stocks (continued)

Issuer	Shares	Value ($)
China Communications Construction Co., Ltd., Class H	3,638,000	2,774,204
China Milk Products Group Ltd.(a)(b)(c)	7,426,000	232,863
China Mobile Ltd., ADR	44,357	2,393,947
China Overseas Land & Investment Ltd.	178,000	528,224
China Petroleum & Chemical Corp., Class H	3,164,200	2,278,478
China Vanke Co., Ltd., Class B	1,370,770	2,745,577
CIMC Enric Holdings Ltd.	1,034,000	1,076,723
CNOOC Ltd.	1,303,000	2,576,411
ENN Energy Holdings Ltd.	126,000	624,349
Guangdong Investment Ltd.	3,232,000	2,672,253
Haier Electronics Group Co., Ltd.	74,000	129,233
Haitong Securities Co., Ltd., Class H	1,050,800	1,514,709
Industrial & Commercial Bank of China Ltd., Class H	6,783,000	4,435,443
Lenovo Group Ltd.	250,000	241,087
Luthai Textile Co., Ltd., Class B	859,667	1,009,220
New Oriental Education & Technology Group, ADR	66,518	1,412,177
SINA Corp.(a)	1,905	147,485
Tencent Holdings Ltd.	50,600	2,363,136
Want Want China Holdings Ltd.	335,000	495,295
Wasion Group Holdings Ltd.	2,340,000	1,441,150
WuXi PharmaTech (Cayman), Inc. ADR(a)	100,481	2,411,544
Zhuzhou CSR Times Electric Co., Ltd., Class H	824,000	2,587,556
Total		37,447,972
Denmark 1.2%
Novo Nordisk A/S, Class B	62,651	10,467,271
Finland 0.4%
KONE OYJ, Class B	44,769	3,662,558
France 7.6%
Air Liquide SA	29,134	3,831,627
AtoS	79,366	5,895,047
BNP Paribas SA	131,449	8,237,387
Edenred	133,747	4,005,534
Essilor International SA	55,946	6,040,243
European Aeronautic Defence and Space Co. NV	226,778	13,069,340

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
L'Oreal SA	36,612	6,109,016
Legrand SA	175,674	8,909,890
Publicis Groupe SA	123,536	9,195,442
Total		65,293,526
Germany 9.0%
Allianz SE, Registered Shares	103,365	14,808,778
Bayer AG, Registered Shares	147,696	16,404,811
Brenntag AG	74,172	11,273,383
Continental AG	49,286	7,438,855
Fresenius Medical Care AG & Co. KGaA	162,833	10,585,017
Merck KGaA	45,835	6,963,421
SAP AG	129,415	9,566,342
Total		77,040,607
Hong Kong 2.6%
AIA Group Ltd.	442,400	1,936,402
BOC Hong Kong Holdings Ltd.	422,000	1,327,041
Cheung Kong Holdings Ltd.	147,000	2,091,362
Galaxy Entertainment Group Ltd.(a)	434,000	2,629,503
Hutchison Whampoa Ltd.	163,000	1,884,163
Link REIT (The)	548,000	2,503,648
Sands China Ltd.	921,600	5,281,695
Television Broadcasts Ltd.	210,100	1,372,896
Wharf Holdings Ltd.	380,000	3,109,898
Total		22,136,608
India 1.0%
Asian Paints Ltd.	175,710	1,120,539
Eicher Motors Ltd.	5,145	248,396
Havells India Ltd	24,638	224,421
HCL Technologies Ltd.	26,319	413,572
HDFC Bank Ltd., ADR	47,308	1,370,986
ICICI Bank Ltd., ADR	19,679	512,048
ITC Ltd.	358,963	1,677,714
Just Dial Ltd.(a)	15,485	158,987
Lupin Ltd.	29,222	352,476
Motherson Sumi Systems Ltd.	192,956	567,091
Tata Motors Ltd.	457,885	2,054,595
Total		8,700,825

Common Stocks (continued)

Issuer	Shares	Value ($)
Indonesia 0.6%
PT AKR Corporindo Tbk	705,000	255,818
PT Bank Rakyat Indonesia Persero Tbk	1,648,000	992,497
PT Bank Tabungan Pensiunan Nasional Tbk(a)	672,500	240,013
PT Gudang Garam Tbk	69,000	239,001
PT Nippon Indosari Corpindo Tbk	1,315,500	793,430
PT Perusahaan Gas Negara Persero Tbk	4,624,500	2,280,986
PT Sumber Alfaria Trijaya Tbk	5,595,000	292,047
PT Telekomunikasi Tbk	1,077,500	216,437
Total		5,310,229
Japan 14.6%
Aoyama Trading Co., Ltd.	78,000	1,919,764
Astellas Pharma, Inc.	57,700	2,935,655
Central Japan Railway Co.	43,400	4,941,227
Century Tokyo Leasing Corp.	79,400	2,139,244
Chiyoda Co., Ltd.	48,000	1,049,119
Daiichikosho Co., Ltd.	139,900	3,760,592
Denso Corp.	92,300	4,192,903
Enplas Corp.	36,100	2,647,772
Fast Retailing Co., Ltd.	3,100	998,039
Fuji Heavy Industries Ltd.	216,000	5,200,086
Hino Motors Ltd.	199,000	2,578,024
Hitachi Ltd.	299,000	1,788,643
Hoshizaki Electric Co., Ltd.	74,000	2,451,307
ITOCHU Corp.	486,000	5,471,013
Japan Tobacco, Inc.	205,500	6,940,732
Kakaku.com, Inc.	192,800	3,526,584
Kanamoto Co., Ltd.	66,000	1,520,148
Komatsu Ltd.	25,500	553,832
Lawson, Inc.	37,700	2,831,302
Mitsubishi UFJ Financial Group, Inc.	1,482,200	8,637,974
Mitsui & Co., Ltd.	161,400	2,231,981
MS&AD Insurance Group Holdings, Inc.	69,300	1,736,146
Nippon Telegraph & Telephone Corp.	63,400	3,216,391
Olympus Corp.(a)	69,800	2,004,742
Omron Corp.	40,800	1,271,271
ORIX Corp.	413,380	5,632,689
Otsuka Holdings Co., Ltd.	102,400	3,163,681

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pigeon Corp.	38,500	1,765,460
Raito Kogyo Co., Ltd.	202,000	1,381,254
Resorttrust, Inc.	59,000	1,885,272
Shin-Etsu Chemical Co., Ltd.	34,100	2,040,644
SoftBank Corp.	49,900	3,113,069
Sumitomo Mitsui Financial Group, Inc.	186,700	8,206,560
Tadano Ltd.	64,000	889,112
Temp Holdings Co., Ltd.	65,300	1,409,168
Tokyo Gas Co., Ltd.	512,000	2,649,748
Tokyo Tatemono Co., Ltd.	141,000	1,191,015
Totetsu Kogyo Co., Ltd	77,300	1,482,945
Toyota Motor Corp.	199,400	11,994,197
Tsuruha Holdings, Inc.	24,600	2,216,740
Total		125,566,045
Malaysia 0.3%
CIMB Group Holdings Bhd	175,500	388,186
Tenaga Nasional Bhd	662,400	1,759,284
Total		2,147,470
Malta —%
BGP Holdings PLC(b)(c)	2,232,232	3
Mexico 0.3%
Alfa SAB de CV, Class A	325,100	806,606
Cemex SAB de CV, ADR(a)	33,589	377,540
Grupo Financiero Banorte SAB de CV, Class O	157,600	970,418
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	42,840	584,338
Total		2,738,902
Netherlands 6.2%
Aegon NV	1,055,798	7,529,554
ASML Holding NV	150,825	13,218,093
Gemalto NV	65,384	7,524,133
ING Groep NV-CVA(a)	946,063	10,271,741
Reed Elsevier NV	519,107	9,375,252
Ziggo NV	135,324	5,366,423
Total		53,285,196
Norway 0.9%
DNB ASA	498,528	7,738,778

Common Stocks (continued)

Issuer	Shares	Value ($)
Panama 0.1%
Copa Holdings SA, Class A	4,144	541,952
Peru 0.1%
Credicorp Ltd.	6,386	774,239
Philippines 1.6%
Aboitiz Power Corp.	2,774,800	2,019,055
GT Capital Holdings, Inc.	202,890	3,514,096
LT Group, Inc.	2,922,000	1,268,708
Metropolitan Bank & Trust	1,369,888	2,493,732
Philippine Long Distance Telephone Co.	34,100	2,182,652
Security Bank Corp.	438,240	1,153,271
Vista Land & Lifescapes, Inc.	8,559,300	1,033,547
Total		13,665,061
Poland 0.1%
Eurocash SA	38,401	616,640
Portugal 0.8%
Galp Energia SGPS SA	413,051	6,952,149
Russian Federation 0.3%
Gazprom OAO, ADR	30,369	238,700
Lukoil OAO, ADR	11,140	643,948
Magnit OJSC, GDR(d)	8,058	447,219
Mail.ru Group Ltd., GDR(d)	14,793	482,991
Mobile Telesystems OJSC, ADR	27,955	591,528
QIWI PLC, ADR	4,759	141,818
Sberbank of Russia	149,439	400,497
Total		2,946,701
Singapore 1.9%
DBS Group Holdings Ltd.	273,000	3,371,949
Hutchison Port Holdings Trust	3,806,000	2,810,152
Keppel REIT	13,600	12,754
Keppel Corp., Ltd.	170,000	1,343,209
Singapore Technologies Engineering Ltd.	549,000	1,700,574
Super Group Ltd.	513,000	1,741,963
Venture Corp., Ltd.	367,000	2,184,374
Wing Tai Holdings Ltd.	1,689,000	2,784,622
Total		15,949,597

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
South Africa 0.1%
AVI Ltd.	81,068	433,666
Clicks Group Ltd.	33,926	180,923
Life Healthcare Group Holdings Ltd.	67,172	231,279
Total		845,868
South Korea 2.8%
Hotel Shilla Co., Ltd.	35,924	2,168,355
Hyundai Motor Co.	20,025	4,465,462
Kia Motors Corp.	6,155	370,301
LG Chem Ltd.	1,090	280,407
NAVER Corp.	654	263,093
NHN Entertainment Corp.(a)	1	90
Samsung Electronics Co., Ltd.	10,250	12,566,607
Samsung SDI Co., Ltd.	3,524	533,153
SK Hynix, Inc.(a)	25,590	646,740
SK Telecom Co., Ltd.	12,988	2,586,482
Suprema, Inc.(a)	17,464	347,944
Total		24,228,634
Spain 1.7%
Amadeus IT Holding SA, Class A	258,889	8,362,406
Inditex SA	47,275	6,257,472
Total		14,619,878
Sweden 0.6%
Nordea Bank AB	402,558	4,686,240
Switzerland 6.9%
Cie Financiere Richemont SA, Class A, Registered Shares	94,305	8,959,710
Novartis AG, Registered Shares	212,745	15,513,728
SGS SA, Registered Shares	2,068	4,709,648
Swatch Group AG (The), Registered Shares	74,747	7,487,152
Syngenta AG, Registered Shares	15,425	6,047,654
UBS AG, Registered Shares	865,611	16,764,265
Total		59,482,157
Taiwan 1.7%
Airtac International Group	41,730	274,143
Delta Electronics, Inc.	379,000	1,706,265
Far EasTone Telecommunications Co., Ltd.	847,000	2,137,517

Common Stocks (continued)

Issuer	Shares	Value ($)
Giant Manufacturing Co., Ltd.	23,000	154,143
Gigabyte Technology Co., Ltd.	1,344,000	1,209,690
Hermes Microvision, Inc.	45,000	1,208,399
MediaTek, Inc.	34,000	414,992
St. Shine Optical Co., Ltd.	51,000	1,381,695
Taiwan Semiconductor Manufacturing Co., Ltd.	161,049	533,938
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	292,882	4,850,126
Tong Hsing Electronic Industries Ltd.	72,000	371,198
TPK Holding Co., Ltd.	37,000	390,353
Total		14,632,459
Thailand 1.3%
Advanced Information Service PCL, Foreign Registered Shares	294,900	2,188,820
Bangkok Bank PCL, Foreign Registered Shares	476,200	2,666,796
Bangkok Expressway PCL, Foreign Registered Shares	1,892,800	1,992,494
Kasikornbank PCL, Foreign Registered Shares	118,100	580,368
PTT Global Chemical PCL, Foreign Registered Shares	205,000	437,167
PTT PCL, Foreign Registered Shares	253,200	2,564,585
Robinson Department Store PCL, Foreign Registered Shares	227,700	323,433
Total		10,753,663
Turkey 0.1%
Arcelik AS	117,277	584,201
Tofas Turk Otomobil Fabrikasi AS	51,315	263,234
Turkiye Halk Bankasi AS	55,192	348,982
Total		1,196,417
United Kingdom 21.2%
Barclays PLC	1,455,127	6,389,573
BG Group PLC	554,021	10,534,612
BT Group PLC	1,551,869	7,823,244
Diageo PLC	429,021	13,124,219
easyJet PLC	322,076	6,154,166
Experian PLC	336,960	5,900,714
GKN PLC	1,213,728	6,169,401
HSBC Holdings PLC, ADR	60,195	3,155,422

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Intercontinental Hotels Group PLC	212,227	5,929,856
International Consolidated Airlines Group SA(a)	1,102,185	4,890,166
John Wood Group PLC	494,739	6,175,746
Johnson Matthey PLC	188,745	8,309,874
Legal & General Group PLC	3,510,067	10,161,084
Lonmin PLC(a)	31,569	166,532
Persimmon PLC	605,800	10,317,506
Prudential PLC	579,639	9,683,316
Reckitt Benckiser Group PLC	114,113	7,754,476
Schroders PLC	103,159	3,697,690
Smith & Nephew PLC	453,411	5,269,884
St. James's Place PLC	652,734	6,003,503
Travis Perkins PLC	205,089	5,005,768
Unilever PLC	395,071	15,055,023
Vodafone Group PLC	5,156,340	16,480,989
Wolseley PLC	153,080	7,733,637
Total		181,886,401
United States —%
Cognizant Technology Solutions Corp., Class A(a)	4,416	323,693
Total Common Stocks (Cost: $700,762,499)		826,624,079

Preferred Stocks 1.5%

Issuer	Shares	Value ($)
Germany 1.5%
Henkel AG & Co. KGaA	53,109	5,145,037
Volkswagen AG	35,213	8,009,407
Total		13,154,444
Total Preferred Stocks (Cost: $8,431,296)		13,154,444

Exchange-Traded Funds 0.1%

	Shares	Value ($)
iShares MSCI Pacific ex-Japan ETF	19,477	862,831
Total Exchange-Traded Funds (Cost: $871,348)		862,831

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 0.097%(e)(f)	14,104,998	14,104,998
Total Money Market Funds (Cost: $14,104,998)		14,104,998
Total Investments (Cost: $724,170,141)		854,746,352
Other Assets & Liabilities, Net		3,303,525
Net Assets		858,049,877

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	September 17, 2013	6,698,000 (EUR)	8,859,646 (USD)	6,859	—
Barclays Capital	September 17, 2013	399,056,000 (INR)	6,673,177 (USD)	688,918	—
Barclays Capital	September 17, 2013	21,239,277,000 (KRW)	18,977,195 (USD)	—	(140,023)
Barclays Capital	September 17, 2013	615,211,000 (PHP)	14,213,358 (USD)	418,719	—
Barclays Capital	September 17, 2013	531,457,000 (THB)	17,033,878 (USD)	536,189	—
Barclays Capital	September 17, 2013	454,368,000 (TWD)	15,188,127 (USD)	24	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at August 31, 2013 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	September 17, 2013	40,020,270 (USD)	43,734,000 (AUD)	—	(1,127,984)
Barclays Capital	September 17, 2013	5,592,214 (USD)	5,229,000 (CHF)	28,197	—
Barclays Capital	September 17, 2013	6,107,585 (USD)	5,677,000 (CHF)	—	(5,639)
Barclays Capital	September 17, 2013	8,748,910 (USD)	5,716,000 (GBP)	108,286	—
Barclays Capital	September 17, 2013	4,743,379 (USD)	17,033,000 (ILS)	—	(55,418)
Barclays Capital	September 17, 2013	28,687,358 (USD)	2,856,515,000 (JPY)	407,504	—
Barclays Capital	September 17, 2013	9,507,092 (USD)	56,407,000 (NOK)	—	(294,469)
Barclays Capital	September 17, 2013	1,905,142 (USD)	2,399,000 (NZD)	—	(52,827)
Barclays Capital	September 17, 2013	25,643,592 (USD)	167,068,000 (SEK)	—	(442,085)
Credit Suisse	September 27, 2013	36,638,000 (CHF)	39,236,223 (USD)	—	(147,238)
HSBC Securities (USA), Inc.	September 27, 2013	74,539,000 (EUR)	99,107,050 (USD)	585,197	—
UBS Securities LLC	September 27, 2013	38,385,000 (GBP)	60,007,951 (USD)	533,297	—
Deutsche Bank	September 27, 2013	61,255,254 (USD)	361,121,000 (NOK)	—	(2,297,319)
Goldman, Sachs & Co.	September 27, 2013	99,949,108 (USD)	128,000,000 (NZD)	—	(1,184,777)
J.P. Morgan Securities, Inc.	September 27, 2013	39,637,814 (USD)	259,122,000 (SEK)	—	(559,133)
Total				3,313,190	(6,306,912)

Futures Contracts Outstanding at August 31, 2013

At August 31, 2013, $666,700 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini MSCI EAFE Index	113	9,558,105	September 2013	—	(62,427)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2013 was $232,866, representing 0.03% of net assets. Information concerning such security holdings at August 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02/04/09 - 05/14/09	—
China Milk Products Group Ltd.	09/11/06 - 07/02/09	4,479,619

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2013, the value of these securities amounted to $232,866, which represents 0.03% of net assets.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of these securities amounted to $930,210 or 0.11% of net assets.

(e)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(f)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	24,514,286	367,972,138	(378,381,426)	14,104,998	14,539	14,104,998

Abbreviation Legend

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

Currency Legend

AUD  Australian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

SEK  Swedish Krona

THB  Thailand Baht

TWD  Taiwan Dollar

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,246,713	127,392,413	—	129,639,126
Consumer Staples	981,071	78,634,098	232,863	79,848,032
Energy	1,701,094	31,470,603	—	33,171,697
Financials	7,750,142	192,292,751	3	200,042,896
Health Care	2,647,266	81,313,902	—	83,961,168
Industrials	1,840,243	117,396,668	—	119,236,911
Information Technology	6,699,851	81,278,050	—	87,977,901
Materials	377,540	27,700,369	—	28,077,909
Telecommunication Services	2,985,475	49,677,290	—	52,662,765
Utilities	—	12,005,674	—	12,005,674
Preferred Stocks
Consumer Discretionary	—	8,009,407	—	8,009,407
Consumer Staples	—	5,145,037	—	5,145,037
Exchange-Traded Funds	862,831	—	—	862,831
Total Equity Securities	28,092,226	812,316,262	232,866	840,641,354
Mutual Funds
Money Market Funds	14,104,998	—	—	14,104,998
Total Mutual Funds	14,104,998	—	—	14,104,998
Investments in Securities	42,197,224	812,316,262	232,866	854,746,352
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,313,190	—	3,313,190
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,306,912)	—	(6,306,912)
Futures Contracts	(62,427)	—	—	(62,427)
Total	42,134,797	809,322,540	232,866	851,690,203

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Multi-Advisor International Equity Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of February 28, 2013	239,861
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(6,995)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2013	232,866

(a)  Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2013 was $(6,995).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Multi-Advisor International Equity Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $710,065,143)	$840,641,354
Affiliated issuers (identified cost $14,104,998)	14,104,998
Total investments (identified cost $724,170,141)	854,746,352
Foreign currency (identified cost $3,838,069)	3,837,981
Margin deposits	666,700
Unrealized appreciation on forward foreign currency exchange contracts	3,313,190
Receivable for:
Investments sold	42,059,880
Capital shares sold	657,981
Dividends	2,537,244
Reclaims	2,519,514
Prepaid expenses	64,283
Trustees' deferred compensation plan	88,214
Total assets	910,491,339
Liabilities
Disbursements in excess of cash	1,283,321
Unrealized depreciation on forward foreign currency exchange contracts	6,306,912
Payable for:
Investments purchased	42,404,003
Capital shares purchased	1,787,452
Variation margin	107,350
Investment management fees	18,331
Distribution and/or service fees	4,550
Transfer agent fees	120,408
Administration fees	1,852
Plan administration fees	27
Compensation of board members	151,382
Other expenses	167,660
Trustees' deferred compensation plan	88,214
Total liabilities	52,441,462
Net assets applicable to outstanding capital stock	$858,049,877
Represented by
Paid-in capital	$1,673,745,537
Excess of distributions over net investment income	(6,801,054)
Accumulated net realized loss	(936,300,535)
Unrealized appreciation (depreciation) on:
Investments	130,576,211
Foreign currency translations	(114,133)
Forward foreign currency exchange contracts	(2,993,722)
Futures contracts	(62,427)
Total — representing net assets applicable to outstanding capital stock	$858,049,877

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Multi-Advisor International Equity Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$290,581,872
Shares outstanding	24,191,670
Net asset value per share	$12.01
Maximum offering price per share(a)	$12.74
Class B
Net assets	$4,587,834
Shares outstanding	422,711
Net asset value per share	$10.85
Class C
Net assets	$11,676,237
Shares outstanding	1,089,203
Net asset value per share	$10.72
Class I
Net assets	$16,244
Shares outstanding	1,329
Net asset value per share	$12.22
Class K
Net assets	$121,886
Shares outstanding	9,995
Net asset value per share	$12.19
Class R
Net assets	$1,698,942
Shares outstanding	141,719
Net asset value per share	$11.99
Class R4
Net assets	$2,640
Shares outstanding	215
Net asset value per share(b)	$12.27
Class R5
Net assets	$2,871
Shares outstanding	234
Net asset value per share(b)	$12.28
Class W
Net assets	$298,317,730
Shares outstanding	24,835,451
Net asset value per share	$12.01
Class Y
Net assets	$13,554,480
Shares outstanding	1,108,530
Net asset value per share	$12.23
Class Z
Net assets	$237,489,141
Shares outstanding	19,469,607
Net asset value per share	$12.20

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Multi-Advisor International Equity Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$17,336,826
Dividends — affiliated issuers	14,539
Interest	116
Foreign taxes withheld	(1,993,720)
Total income	15,357,761
Expenses:
Investment management fees	3,624,361
Distribution and/or service fees
Class A	385,941
Class B	29,616
Class C	62,288
Class R	4,351
Class W	365,049
Transfer agent fees
Class A	357,918
Class B	6,882
Class C	14,442
Class K	31
Class R	2,016
Class R4	3
Class R5	1
Class W	338,113
Class Z	328,504
Administration fees	366,046
Plan administration fees
Class K	156
Compensation of board members	31,836
Custodian fees	168,963
Printing and postage fees	116,655
Registration fees	41,592
Professional fees	46,614
Other	30,194
Total expenses	6,321,572
Expense reductions	(28,943)
Total net expenses	6,292,629
Net investment income	9,065,132
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	77,783,045
Foreign currency translations	(1,162,603)
Forward foreign currency exchange contracts	(15,828,972)
Futures contracts	205,405
Net realized gain	60,996,875
Net change in unrealized appreciation (depreciation) on:
Investments	(69,149,401)
Foreign currency translations	(15,451)
Forward foreign currency exchange contracts	1,286,081
Futures contracts	(38,039)
Net change in unrealized appreciation (depreciation)	(67,916,810)
Net realized and unrealized loss	(6,919,935)
Net increase in net assets resulting from operations	$2,145,197

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Multi-Advisor International Equity Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment income	$9,065,132	$19,732,163
Net realized gain	60,996,875	51,486,181
Net change in unrealized appreciation (depreciation)	(67,916,810)	(26,672,600)
Net increase in net assets resulting from operations	2,145,197	44,545,744
Distributions to shareholders
Net investment income

Class A	—	(10,520,289)
Class B	—	(158,488)
Class C	—	(288,442)
Class I	—	(865,193)
Class K	—	(4,228)
Class R	—	(51,789)
Class R4	—	(63)
Class R5	—	(66)
Class W	—	(7,739,183)
Class Y	—	(582,398)
Class Z	—	(15,239,279)

Total distributions to shareholders	—	(35,449,418)
Increase (decrease) in net assets from capital stock activity	(89,615,948)	(867,104,937)
Total decrease in net assets	(87,470,751)	(858,008,611)
Net assets at beginning of period	945,520,628	1,803,529,239
Net assets at end of period	$858,049,877	$945,520,628
Excess of distributions over net investment income	$(6,801,054)	$(15,866,186)

(a) Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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20

Columbia Multi-Advisor International Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	357,925	4,414,733	933,505	10,410,498
Distributions reinvested	—	—	844,169	9,680,587
Redemptions	(2,218,701)	(27,299,732)	(6,272,359)	(71,262,677)
Net decrease	(1,860,776)	(22,884,999)	(4,494,685)	(51,171,592)
Class B shares
Subscriptions	530	5,799	9,795	103,220
Distributions reinvested	—	—	14,419	153,043
Redemptions(b)	(179,946)	(2,012,807)	(544,662)	(5,422,078)
Net decrease	(179,416)	(2,007,008)	(520,448)	(5,165,815)
Class C shares
Subscriptions	27,358	301,366	76,374	777,986
Distributions reinvested	—	—	23,574	248,324
Redemptions	(109,772)	(1,198,773)	(373,898)	(3,818,948)
Net decrease	(82,414)	(897,407)	(273,950)	(2,792,638)
Class I shares
Subscriptions	614,977	7,738,494	627,455	7,357,646
Distributions reinvested	—	—	74,414	864,547
Redemptions	(2,598,020)	(32,648,086)	(5,317,888)	(62,865,286)
Net decrease	(1,983,043)	(24,909,592)	(4,616,019)	(54,643,093)
Class K shares
Distributions reinvested	—	—	340	3,942
Redemptions	—	—	(1,721)	(20,487)
Net decrease	—	—	(1,381)	(16,545)
Class R shares
Subscriptions	12,519	153,771	31,951	364,188
Distributions reinvested	—	—	4,361	50,297
Redemptions	(10,071)	(123,871)	(60,128)	(675,540)
Net increase (decrease)	2,448	29,900	(23,816)	(261,055)
Class R4 shares
Subscriptions	—	—	215	2,500
Net increase	—	—	215	2,500
Class R5 shares
Subscriptions	19	234	215	2,500
Net increase	19	234	215	2,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Multi-Advisor International Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	4,872,323	59,952,796	8,691,812	99,042,100
Distributions reinvested	—	—	674,478	7,738,983
Redemptions	(2,505,477)	(30,836,140)	(6,833,955)	(76,787,419)
Net increase	2,366,846	29,116,656	2,532,335	29,993,664
Class Y shares
Subscriptions	—	—	196,703	2,220,001
Redemptions	(119,142)	(1,500,000)	(43,554)	(512,026)
Net increase (decrease)	(119,142)	(1,500,000)	153,149	1,707,975
Class Z shares
Subscriptions	219,206	2,754,712	2,335,364	26,575,742
Distributions reinvested	—	—	341,514	3,855,315
Redemptions	(5,511,810)	(69,318,444)	(70,124,076)	(815,191,895)
Net decrease	(5,292,604)	(66,563,732)	(67,447,198)	(784,760,838)
Total net decrease	(7,148,082)	(89,615,948)	(74,691,583)	(867,104,937)

(a)  Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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22

Columbia Multi-Advisor International Equity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.02		$11.68		$12.46		$10.68		$7.44		$15.77
Income from investment operations:
Net investment income	0.11		0.17		0.14		0.14		0.13		0.26
Net realized and unrealized gain (loss)	(0.12)		0.56		(0.94)		1.85		3.51		(8.33)
Total from investment operations	(0.01)		0.73		(0.80)		1.99		3.64		(8.07)
Less distributions to shareholders:
Net investment income	—		(0.39)		—		(0.21)		(0.43)		(0.07)
Net realized gains	—		—		—		—		—		(0.19)
Total distributions to shareholders	—		(0.39)		—		(0.21)		(0.43)		(0.26)
Proceeds from regulatory settlements	—		—		0.02		0.00	(a)	0.03		—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$12.01		$12.02		$11.68		$12.46		$10.68		$7.44
Total return	(0.08%)		6.41%		(6.26	%)(b)	18.80%		49.61%		(51.87%)
Ratios to average net assets(c)
Total gross expenses	1.42	%(d)	1.39	%(e)	1.36%		1.33	%(e)	1.26	%(e)	1.27%
Total net expenses(f)	1.42	%(d)(g)	1.38	%(e)(g)	1.32	%(g)	1.33	%(e)(g)	1.26	%(e)(g)	1.27	%(g)
Net investment income	1.85	%(d)	1.46%		1.20%		1.27%		1.26%		2.05%
Supplemental data
Net assets, end of period (in thousands)	$290,582		$313,239		$356,708		$24,668		$24,243		$16,936
Portfolio turnover	71%		100%		112%		92%		127%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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23

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.90		$10.55		$11.34		$9.75		$6.82		$14.47
Income from investment operations:
Net investment income	0.06		0.09		0.06		0.07		0.06		0.17
Net realized and unrealized gain (loss)	(0.11)		0.49		(0.87)		1.66		3.20		(7.63)
Total from investment operations	(0.05)		0.58		(0.81)		1.73		3.26		(7.46)
Less distributions to shareholders:
Net investment income	—		(0.23)		—		(0.14)		(0.36)		—
Net realized gains	—		—		—		—		—		(0.19)
Total distributions to shareholders	—		(0.23)		—		(0.14)		(0.36)		(0.19)
Proceeds from regulatory settlements	—		—		0.02		0.00	(a)	0.03		—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$10.85		$10.90		$10.55		$11.34		$9.75		$6.82
Total return	(0.46%)		5.59%		(6.97	%)(b)	17.88%		48.47%		(52.23%)
Ratios to average net assets(c)
Total gross expenses	2.17	%(d)	2.13	%(e)	2.11%		2.08	%(e)	2.01	%(e)	2.02%
Total net expenses(f)	2.17	%(d)(g)	2.12	%(e)(g)	2.06	%(g)	2.08	%(e)(g)	2.01	%(e)(g)	2.02	%(g)
Net investment income	1.13	%(d)	0.91%		0.62%		0.70%		0.60%		1.44%
Supplemental data
Net assets, end of period (in thousands)	$4,588		$6,566		$11,838		$784		$1,190		$1,098
Portfolio turnover	71%		100%		112%		92%		127%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.20%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$10.77		$10.42		$11.20		$9.63		$6.73		$14.29
Income from investment operations:
Net investment income	0.06		0.07		0.05		0.07		0.05		0.16
Net realized and unrealized gain (loss)	(0.11)		0.51		(0.85)		1.64		3.18		(7.53)
Total from investment operations	(0.05)		0.58		(0.80)		1.71		3.23		(7.37)
Less distributions to shareholders:
Net investment income	—		(0.23)		—		(0.14)		(0.36)		—
Net realized gains	—		—		—		—		—		(0.19)
Total distributions to shareholders	—		(0.23)		—		(0.14)		(0.36)		(0.19)
Proceeds from regulatory settlements	—		—		0.02		0.00	(a)	0.03		—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$10.72		$10.77		$10.42		$11.20		$9.63		$6.73
Total return	(0.46%)		5.64%		(6.96	%)(b)	17.89%		48.67%		(52.26%)
Ratios to average net assets(c)
Total gross expenses	2.17	%(d)	2.14	%(e)	2.10%		2.08	%(e)	2.01	%(e)	2.02%
Total net expenses(f)	2.17	%(d)(g)	2.13	%(e)(g)	2.07	%(g)	2.08	%(e)(g)	2.01	%(e)(g)	2.02	%(g)
Net investment income	1.10	%(d)	0.72%		0.48%		0.72%		0.55%		1.38%
Supplemental data
Net assets, end of period (in thousands)	$11,676		$12,619		$15,058		$1,272		$1,728		$1,349
Portfolio turnover	71%		100%		112%		92%		127%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$12.20		$11.89		$12.62		$11.64
Income from investment operations:
Net investment income	0.15		0.22		0.22		0.02
Net realized and unrealized gain (loss)	(0.13)		0.58		(0.97)		1.21
Total from investment operations	0.02		0.80		(0.75)		1.23
Less distributions to shareholders:
Net investment income	—		(0.49)		—		(0.25)
Total distributions to shareholders	—		(0.49)		—		(0.25)
Proceeds from regulatory settlements	—		—		0.02		0.00	(b)
Net asset value, end of period	$12.22		$12.20		$11.89		$12.62
Total return	0.16%		6.96%		(5.78	%)(c)	10.69%
Ratios to average net assets(d)
Total gross expenses	0.93	%(e)	0.93	%(f)	0.84%		0.95	%(e)(f)
Total net expenses(g)	0.93	%(e)	0.93	%(f)	0.84%		0.95	%(e)(f)(h)
Net investment income	2.38	%(e)	1.90%		1.87%		0.32	%(e)
Supplemental data
Net assets, end of period (in thousands)	$16		$24,204		$78,467		$47,056
Portfolio turnover	71%		100%		112%		92%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

Class K	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$12.20		$11.85		$12.54
Income from investment operations:
Net investment income	0.13		0.18		0.15
Net realized and unrealized gain (loss)	(0.14)		0.58		(0.86)
Total from investment operations	(0.01)		0.76		(0.71)
Less distributions to shareholders:
Net investment income	—		(0.41)		—
Total distributions to shareholders	—		(0.41)		—
Proceeds from regulatory settlements	—		—		0.02
Net asset value, end of period	$12.19		$12.20		$11.85
Total return	(0.08%)		6.64%		(5.50	%)(b)
Ratios to average net assets(c)
Total gross expenses	1.24	%(d)	1.24	%(e)	1.21	%(d)
Total net expenses(f)	1.24	%(d)	1.24	%(e)	1.21	%(d)
Net investment income	2.01	%(d)	1.61%		1.33	%(d)
Supplemental data
Net assets, end of period (in thousands)	$122		$122		$135
Portfolio turnover	71%		100%		112%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.01		$11.64		$12.45		$10.68		$7.44		$15.76
Income from investment operations:
Net investment income	0.10		0.14		0.11		0.13		0.09		0.21
Net realized and unrealized gain (loss)	(0.12)		0.57		(0.94)		1.83		3.53		(8.30)
Total from investment operations	(0.02)		0.71		(0.83)		1.96		3.62		(8.09)
Less distributions to shareholders:
Net investment income	—		(0.34)		—		(0.19)		(0.41)		(0.04)
Net realized gains	—		—		—		—		—		(0.19)
Total distributions to shareholders	—		(0.34)		—		(0.19)		(0.41)		(0.23)
Proceeds from regulatory settlements	—		—		0.02		0.00	(a)	0.03		—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$11.99		$12.01		$11.64		$12.45		$10.68		$7.44
Total return	(0.17%)		6.20%		(6.51	%)(b)	18.47%		49.28%		(52.00%)
Ratios to average net assets(c)
Total gross expenses	1.67	%(d)	1.64	%(e)	1.62%		1.58	%(e)	1.51	%(e)	1.52%
Total net expenses(f)	1.67	%(d)(g)	1.63	%(e)(g)	1.57	%(g)	1.58	%(e)(g)	1.51	%(e)(g)	1.52	%(g)
Net investment income	1.59	%(d)	1.22%		0.98%		1.13%		0.86%		1.70%
Supplemental data
Net assets, end of period (in thousands)	$1,699		$1,673		$1,899		$287		$289		$112
Portfolio turnover	71%		100%		112%		92%		127%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$12.27		$11.62
Income from investment operations:
Net investment income	0.13		0.02
Net realized and unrealized gain (loss)	(0.13)		0.92
Total from investment operations	0.00		0.94
Less distributions to shareholders:
Net investment income	—		(0.29)
Total distributions to shareholders	—		(0.29)
Net asset value, end of period	$12.27		$12.27
Total return	0.00%		8.17%
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)	1.25	%(c)
Total net expenses(d)	1.20	%(c)(e)	1.25	%(c)
Net investment income	2.06	%(c)	0.55	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	71%		100%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$12.26		$11.62
Income from investment operations:
Net investment income	0.14		0.03
Net realized and unrealized gain (loss)	(0.12)		0.92
Total from investment operations	0.02		0.95
Less distributions to shareholders:
Net investment income	—		(0.31)
Total distributions to shareholders	—		(0.31)
Net asset value, end of period	$12.28		$12.26
Total return	0.16%		8.20%
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)	1.05	%(c)
Total net expenses(d)	1.04	%(c)	1.05	%(c)
Net investment income	2.20	%(c)	0.75	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	71%		100%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$12.02		$11.68		$12.46		$11.48
Income from investment operations:
Net investment income	0.11		0.16		0.12		0.02
Net realized and unrealized gain (loss)	(0.12)		0.57		(0.92)		1.17
Total from investment operations	(0.01)		0.73		(0.80)		1.19
Less distributions to shareholders:
Net investment income	—		(0.39)		—		(0.21)
Total distributions to shareholders	—		(0.39)		—		(0.21)
Proceeds from regulatory settlements	—		—		0.02		0.00	(b)
Net asset value, end of period	$12.01		$12.02		$11.68		$12.46
Total return	(0.08%)		6.40%		(6.26	%)(c)	10.52%
Ratios to average net assets(d)
Total gross expenses	1.42	%(e)	1.40	%(f)	1.38%		1.30	%(e)(f)
Total net expenses(g)	1.42	%(e)(h)	1.39	%(f)(h)	1.33	%(h)	1.30	%(e)(f)(h)
Net investment income	1.81	%(e)	1.42%		1.06%		0.33	%(e)
Supplemental data
Net assets, end of period (in thousands)	$298,318		$270,144		$232,777		$3
Portfolio turnover	71%		100%		112%		92%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

Class Y	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$12.21		$11.89		$12.55
Income from investment operations:
Net investment income	0.15		0.21		0.18
Net realized and unrealized gain (loss)	(0.13)		0.59		(0.86)
Total from investment operations	0.02		0.80		(0.68)
Less distributions to shareholders:
Net investment income	—		(0.48)		—
Total distributions to shareholders	—		(0.48)		—
Proceeds from regulatory settlements	—		—		0.02
Net asset value, end of period	$12.23		$12.21		$11.89
Total return	0.16%		6.98%		(5.26	%)(b)
Ratios to average net assets(c)
Total gross expenses	0.94	%(d)	0.95	%(e)	0.88	%(d)
Total net expenses(f)	0.94	%(d)	0.95	%(e)	0.88	%(d)
Net investment income	2.33	%(d)	1.79%		1.64	%(d)
Supplemental data
Net assets, end of period (in thousands)	$13,554		$14,990		$12,780
Portfolio turnover	71%		100%		112%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Multi-Advisor International Equity Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.19		$11.86		$12.62		$10.81		$7.52		$15.96
Income from investment operations:
Net investment income	0.13		0.23		0.18		0.18		0.17		0.29
Net realized and unrealized gain (loss)	(0.12)		0.54		(0.96)		1.87		3.55		(8.43)
Total from investment operations	0.01		0.77		(0.78)		2.05		3.72		(8.14)
Less distributions to shareholders:
Net investment income	—		(0.44)		—		(0.24)		(0.46)		(0.11)
Net realized gains	—		—		—		—		—		(0.19)
Total distributions to shareholders	—		(0.44)		—		(0.24)		(0.46)		(0.30)
Proceeds from regulatory settlements	—		—		0.02		0.00	(a)	0.03		—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$12.20		$12.19		$11.86		$12.62		$10.81		$7.52
Total return	0.08%		6.72%		(6.02	%)(b)	19.08%		50.09%		(51.76%)
Ratios to average net assets(c)
Total gross expenses	1.17	%(d)	1.13	%(e)	1.11%		1.08	%(e)	1.01	%(e)	1.02%
Total net expenses(f)	1.17	%(d)(g)	1.12	%(e)(g)	1.08	%(g)	1.08	%(e)(g)	1.01	%(e)(g)	1.02	%(g)
Net investment income	2.12	%(d)	2.00%		1.53%		1.58%		1.59%		2.28%
Supplemental data
Net assets, end of period (in thousands)	$237,489		$301,958		$1,093,867		$1,177,541		$1,375,538		$1,155,598
Portfolio turnover	71%		100%		112%		92%		127%		83%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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33

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Multi-Advisor International Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such

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Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on over-the-counter (OTC) derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets,

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Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are OTC agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market, and maintain appropriate equity market exposure while keeping

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Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2013:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	3,313,190	—	3,313,190	2,118,445	—	—	1,194,745
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	6,306,912	—	6,306,912	2,118,445	—	—	4,188,467

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

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Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact and the location of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	3,313,190
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	62,427 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	6,306,912
Total		6,369,339

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk		205,405	205,405
Foreign exchange risk	(15,828,972)	—	(15,828,972)
Total	(15,828,972)	205,405	(15,623,567)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	(38,039)	(38,039)
Foreign exchange risk	1,286,081	—	1,286,081
Total	1,286,081	(38,039)	1,248,042

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	373
Futures contracts	1,159

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are

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38

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadvisor (see Subadvisory Agreement below) shares the responsibility for the day-to-day portfolio management of the Fund with the Investment Manager. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.77% of the Fund's average daily net assets.

Subadvisory Agreements

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle) to subadvise a portion of the Fund's assets. The Investment Manager compensates Threadneedle to manage the investment of the Fund's assets. Prior to May 20, 2013, Marsico Capital Management, LLC (Marsico) was a subadviser to the Fund pursuant to a Subadvisory Agreement between the Investment Manager and Marsico. Threadneedle and Marsico each subadvised a portion of the Fund's assets. New investments in the Fund, net of any redemptions, were allocated in accordance with the Investment Manager's determination, subject to the oversight of the Board, of the allocation that was in the best interests of the shareholders. Threadneedle's and Marsico's proportionate share of investments in the Fund varied due to market fluctuations. Prior to May 20, 2013, the Investment Manager also compensated Marsico for its services as subadvisor. Marsico is not currently a subadviser to the Fund.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective

Semiannual Report 2013
39

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

administration fee rate for the six months ended August 31, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $2,163.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Beginning November 1, 2012, Class Y shares are not subject to transfer agent fees for at least twelve months.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.23
Class K	0.05
Class R	0.23
Class R4	0.25
Class R5	0.05
Class W	0.23
Class Z	0.23

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $28,943.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the

Semiannual Report 2013
40

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $42,357 for Class A, $1,073 for Class B and $174 for Class C shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2013 through June 30, 2014	Prior to July 1, 2013
Class A	1.44%	1.50%
Class B	2.19	2.25
Class C	2.19	2.25
Class I	1.01	1.05
Class K	1.31	1.35
Class R	1.69	1.75
Class R4	1.19	1.25
Class R5	1.06	1.10
Class W	1.44	1.50
Class Y	1.01	1.05
Class Z	1.19	1.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $724,170,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$143,637,000
Unrealized depreciation	(13,061,000)
Net unrealized appreciation	$130,576,000

The following capital loss carryforward, determined as of February 28, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$423,616,657
2018	553,108,969
Total	$976,725,626

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $16,044,394 at February 28, 2013 as arising on March 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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41

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $639,849,431 and $733,377,860, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, one unaffiliated shareholder account owned 21.7% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 38.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently

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42

Columbia Multi-Advisor International Equity Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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43

Columbia Multi-Advisor International Equity Fund

Board Consideration and Approval of Advisory Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Multi-Advisor International Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

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Columbia Multi-Advisor International Equity Fund

Board Consideration and Approval of Advisory Agreement (continued)

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that management was exploring ways in which to improve the performance of the Fund.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadvisers from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

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Columbia Multi-Advisor International Equity Fund

Board Consideration and Approval of Advisory Agreement (continued)

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Columbia Multi-Advisor International Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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Columbia Multi-Advisor International Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR201_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Small Cap Index Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Small Cap Index Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	28
Approval of Investment Management Services Agreement	35
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Small Cap Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Index Fund (the Fund) Class A shares returned 12.59% for the six months ended August 31, 2013.

>  The Fund underperformed its benchmark, the S&P SmallCap 600 Index, which returned 12.91% for the same period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/96	12.59	26.19	9.14	9.74
Class B*	03/07/11
Excluding sales charges		12.19	25.28	8.32	8.92
Including sales charges		7.19	20.28	8.03	8.92
Class I*	11/16/11	12.73	26.51	9.24	9.79
Class K*	03/07/11	12.61	26.17	9.13	9.73
Class R5*	11/08/12	12.78	26.48	9.19	9.76
Class Z	10/15/96	12.75	26.51	9.40	10.01
S&P SmallCap 600 Index		12.91	26.69	9.51	10.14

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Small Cap Index Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Cubist Pharmaceuticals, Inc.	0.7
Gulfport Energy Corp.	0.7
Questcor Pharmaceuticals, Inc.	0.6
Hain Celestial Group, Inc. (The)	0.6
Brunswick Corp.	0.5
AO Smith Corp.	0.5
FEI Co.	0.5
Align Technology, Inc.	0.5
Centene Corp.	0.5
Old Dominion Freight Line, Inc.	0.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2013)
Common Stocks	96.8
Consumer Discretionary	15.7
Consumer Staples	4.1
Energy	4.3
Financials	20.4
Health Care	10.8
Industrials	14.4
Information Technology	17.7
Materials	5.5
Telecommunication Services	0.4
Utilities	3.5
Money Market Funds	3.2
Rights	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Alfred Alley III, CFA
Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Small Cap Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,125.90	1,022.81	2.40	2.28	0.45
Class B	1,000.00	1,000.00	1,121.90	1,019.05	6.38	6.07	1.20
Class I	1,000.00	1,000.00	1,127.30	1,024.07	1.07	1.01	0.20
Class K	1,000.00	1,000.00	1,126.10	1,022.81	2.40	2.28	0.45
Class R5	1,000.00	1,000.00	1,127.80	1,024.07	1.07	1.01	0.20
Class Z	1,000.00	1,000.00	1,127.50	1,024.07	1.07	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Small Cap Index Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.7%

Issuer	Shares	Value ($)
Consumer Discretionary 15.7%
Auto Components 0.5%
Dorman Products, Inc.	101,175	5,083,032
Drew Industries, Inc.	71,832	3,014,071
Spartan Motors, Inc.	117,141	668,875
Standard Motor Products, Inc.	73,729	2,260,531
Superior Industries International, Inc.	86,694	1,511,943
Total		12,538,452
Automobiles 0.1%
Winnebago Industries, Inc.(a)	104,755	2,332,894
Distributors 0.4%
Pool Corp.	174,247	9,076,526
VOXX International Corp.(a)	72,099	876,724
Total		9,953,250
Diversified Consumer Services 1.0%
American Public Education, Inc.(a)	65,714	2,629,874
Capella Education Co.(a)	41,648	2,263,569
Career Education Corp.(a)	190,208	498,345
Corinthian Colleges, Inc.(a)	292,750	646,978
Hillenbrand, Inc.	234,420	5,804,239
ITT Educational Services, Inc.(a)	58,425	1,683,224
Lincoln Educational Services Corp.	84,216	429,502
Outerwall, Inc.(a)	104,743	6,511,872
Strayer Education, Inc.	40,320	1,611,187
Universal Technical Institute, Inc.	79,282	842,768
Total		22,921,558
Hotels, Restaurants & Leisure 3.4%
Biglari Holdings, Inc.(a)	5,393	2,251,308
BJ's Restaurants, Inc.(a)	92,517	2,890,231
Boyd Gaming Corp.(a)	270,078	3,273,345
Buffalo Wild Wings, Inc.(a)	70,018	7,275,570
CEC Entertainment, Inc.	62,389	2,524,883
Cracker Barrel Old Country Store, Inc.	88,793	8,739,007
DineEquity, Inc.	60,681	4,021,330
Interval Leisure Group, Inc.	145,468	3,142,109
Jack in the Box, Inc.(a)	166,039	6,556,880
Marcus Corp.	69,818	858,761
Marriott Vacations Worldwide Corp.(a)	109,497	4,774,069
Monarch Casino & Resort, Inc.(a)	35,580	668,904

Common Stocks (continued)

Issuer	Shares	Value ($)
Multimedia Games Holdings Co., Inc.(a)	107,757	4,228,385
Papa John's International, Inc.(a)	61,008	4,156,475
Pinnacle Entertainment, Inc.(a)	217,929	5,160,559
Red Robin Gourmet Burgers, Inc.(a)	48,089	3,119,053
Ruby Tuesday, Inc.(a)	213,580	1,550,591
Ruth's Hospitality Group, Inc.	133,738	1,580,783
SHFL Entertainment, Inc.(a)	210,549	4,794,201
Sonic Corp.(a)	197,043	3,144,806
Texas Roadhouse, Inc.	216,483	5,379,603
Total		80,090,853
Household Durables 1.4%
Blyth, Inc.	39,427	363,911
Ethan Allen Interiors, Inc.	97,107	2,531,579
Helen of Troy Ltd.(a)	119,083	4,784,755
iRobot Corp.(a)	99,170	3,239,884
La-Z-Boy, Inc.	195,432	4,154,884
M/I Homes, Inc.(a)	90,238	1,690,158
Meritage Homes Corp.(a)	117,401	4,686,648
Ryland Group, Inc. (The)	172,161	5,994,646
Standard Pacific Corp.(a)	558,347	3,986,598
Universal Electronics, Inc.(a)	55,969	1,688,025
Total		33,121,088
Internet & Catalog Retail 0.2%
Blue Nile, Inc.(a)	46,257	1,673,578
Nutrisystem, Inc.	106,862	1,352,873
PetMed Express, Inc.	75,063	1,146,212
Total		4,172,663
Leisure Equipment & Products 0.9%
Arctic Cat, Inc.	49,199	2,641,002
Brunswick Corp.	337,658	12,277,245
Callaway Golf Co.	265,355	1,836,257
JAKKS Pacific, Inc.	78,268	406,211
Sturm Ruger & Co., Inc.	72,115	3,776,662
Total		20,937,377
Media 0.8%
Arbitron, Inc.	99,625	4,688,353
Digital Generation, Inc.(a)	95,368	1,170,165
EW Scripps Co., Class A(a)	110,644	1,682,895

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Harte-Hanks, Inc.	161,750	1,342,525
Live Nation Entertainment, Inc.(a)	537,955	9,069,921
Total		17,953,859
Multiline Retail 0.2%
Fred's, Inc., Class A	126,114	1,971,162
Tuesday Morning Corp.(a)	159,877	1,968,086
Total		3,939,248
Specialty Retail 4.4%
Big 5 Sporting Goods Corp.	63,740	1,066,370
Brown Shoe Co., Inc.	152,239	3,413,198
Buckle, Inc. (The)	102,816	5,323,813
Cato Corp. (The), Class A	100,495	2,528,454
Children's Place Retail Stores, Inc. (The)(a)	83,941	4,463,982
Christopher & Banks Corp.(a)	135,572	751,069
Finish Line, Inc., Class A (The)	183,812	3,852,700
Francesca's Holdings Corp.(a)	164,330	3,963,640
Genesco, Inc.(a)	89,632	5,528,502
Group 1 Automotive, Inc.	80,915	6,208,608
Haverty Furniture Companies, Inc.	74,236	1,797,254
Hibbett Sports, Inc.(a)	96,993	5,024,237
Jos. A. Bank Clothiers, Inc.(a)	104,406	4,153,271
Kirkland's, Inc.(a)	56,124	1,094,979
Lithia Motors, Inc., Class A	78,562	5,155,238
Lumber Liquidators Holdings, Inc.(a)	102,538	10,194,328
MarineMax, Inc.(a)	90,109	1,102,934
Men's Wearhouse, Inc. (The)	176,405	6,641,648
Monro Muffler Brake, Inc.	109,711	4,856,906
OfficeMax, Inc.	324,776	3,530,315
PEP Boys-Manny, Moe & Jack (The)(a)	198,552	2,229,739
Rue21, Inc.(a)	57,846	2,363,009
Select Comfort Corp.(a)	207,731	5,130,956
Sonic Automotive, Inc., Class A	128,506	2,800,146
Stage Stores, Inc.	121,902	2,271,034
Stein Mart, Inc.	103,701	1,259,967
Vitamin Shoppe, Inc.(a)	112,783	4,750,420
Zale Corp.(a)	98,312	1,229,883
Zumiez, Inc.(a)	79,978	2,135,413
Total		104,822,013
Textiles, Apparel & Luxury Goods 2.4%
Crocs, Inc.(a)	328,918	4,427,236

Common Stocks (continued)

Issuer	Shares	Value ($)
Fifth & Pacific Companies, Inc.(a)	447,769	10,674,813
Iconix Brand Group, Inc.(a)	212,856	6,985,934
Maidenform Brands, Inc.(a)	86,916	2,037,311
Movado Group, Inc.	66,683	2,841,363
Oxford Industries, Inc.	53,211	3,301,210
Perry Ellis International, Inc.	43,862	803,552
Quiksilver, Inc.(a)	469,158	2,322,332
Skechers U.S.A., Inc., Class A(a)	143,533	4,410,769
Steven Madden Ltd.(a)	153,513	8,289,702
Wolverine World Wide, Inc.	187,296	10,535,400
Total		56,629,622
Total Consumer Discretionary		369,412,877
Consumer Staples 4.1%
Beverages 0.3%
Boston Beer Co., Inc. (The), Class A(a)	31,340	6,639,066
Food & Staples Retailing 0.7%
Andersons, Inc. (The)	64,918	4,262,516
Casey's General Stores, Inc.	143,080	9,434,695
Nash Finch Co.	45,822	1,119,431
Spartan Stores, Inc.	81,730	1,680,369
Total		16,497,011
Food Products 2.5%
B&G Foods, Inc.	197,311	6,682,924
Cal-Maine Foods, Inc.	52,178	2,380,882
Calavo Growers, Inc.	47,207	1,168,845
Darling International, Inc.(a)	441,213	8,925,739
Diamond Foods, Inc.(a)	83,059	1,719,321
Hain Celestial Group, Inc. (The)(a)	176,389	14,425,092
J&J Snack Foods Corp.	55,462	4,266,137
Sanderson Farms, Inc.	74,742	4,894,106
Seneca Foods Corp., Class A(a)	28,893	851,477
Snyders-Lance, Inc.	180,721	4,861,395
TreeHouse Foods, Inc.(a)	135,285	8,797,584
Total		58,973,502
Household Products 0.2%
Central Garden and Pet Co., Class A(a)	156,042	976,823
WD-40 Co.	54,279	3,157,952
Total		4,134,775

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 0.4%
Inter Parfums, Inc.	60,809	1,615,695
Medifast, Inc.(a)	45,359	1,127,625
Prestige Brands Holdings, Inc.(a)	190,923	6,199,270
Total		8,942,590
Tobacco — %
Alliance One International, Inc.(a)	307,519	870,279
Total Consumer Staples		96,057,223
Energy 4.3%
Energy Equipment & Services 2.1%
Basic Energy Services, Inc.(a)	102,446	1,192,471
Bristow Group, Inc.	134,950	8,866,215
C&J Energy Services, Inc.(a)	167,665	3,442,162
Era Group, Inc.(a)	71,364	1,771,968
Exterran Holdings, Inc.(a)	245,195	6,725,699
Geospace Technologies Corp.(a)	48,190	3,361,734
Gulf Island Fabrication, Inc.	53,967	1,267,685
Hornbeck Offshore Services, Inc.(a)	120,239	6,550,621
ION Geophysical Corp.(a)	450,829	2,159,471
Matrix Service Co.(a)	97,321	1,517,234
Pioneer Energy Services Corp.(a)	231,558	1,565,332
SEACOR Holdings, Inc.	71,309	5,924,352
Tesco Corp.(a)	117,770	1,819,547
Tetra Technologies, Inc.(a)	292,164	3,432,927
Total		49,597,418
Oil, Gas & Consumable Fuels 2.2%
Approach Resources, Inc.(a)	124,689	2,905,254
Carrizo Oil & Gas, Inc.(a)	137,185	4,699,958
Cloud Peak Energy, Inc.(a)	227,039	3,573,594
Comstock Resources, Inc.	167,654	2,447,748
Contango Oil & Gas Co.	47,648	1,708,657
Forest Oil Corp.(a)	445,440	2,476,646
Gulfport Energy Corp.(a)	257,055	15,166,245
Northern Oil and Gas, Inc.(a)	221,430	2,852,019
PDC Energy, Inc.(a)	129,952	7,456,646
Penn Virginia Corp.(a)	204,510	983,693
Petroquest Energy, Inc.(a)	211,720	889,224
Stone Energy Corp.(a)	186,525	5,110,785

Common Stocks (continued)

Issuer	Shares	Value ($)
Swift Energy Co.(a)	161,852	1,825,691
Total		52,096,160
Total Energy		101,693,578
Financials 20.3%
Capital Markets 1.9%
Calamos Asset Management, Inc., Class A	76,422	758,106
Evercore Partners, Inc., Class A	108,920	4,856,743
Financial Engines, Inc.	158,828	8,489,356
HFF, Inc., Class A	122,347	2,813,981
Investment Technology Group, Inc.(a)	138,908	2,361,436
Piper Jaffray Companies(a)	55,468	1,803,265
Prospect Capital Corp.	842,602	9,327,604
Stifel Financial Corp.(a)	220,685	8,831,814
SWS Group, Inc.(a)	105,739	555,130
Virtus Investment Partners, Inc.(a)	21,602	3,765,228
Total		43,562,663
Commercial Banks 6.8%
Bank of the Ozarks, Inc.	112,176	5,090,547
Banner Corp.	65,263	2,235,910
BBCN Bancorp, Inc.	294,822	3,938,822
Boston Private Financial Holdings, Inc.	295,135	3,016,280
Cardinal Financial Corp.	113,000	1,857,720
City Holding Co.	58,455	2,387,887
Columbia Banking System, Inc.	190,475	4,419,020
Community Bank System, Inc.	149,325	4,963,563
CVB Financial Corp.	329,089	4,192,594
First BanCorp(a)	370,759	2,369,150
First Commonwealth Financial Corp.	365,437	2,678,653
First Financial Bancorp	215,950	3,239,250
First Financial Bankshares, Inc.	111,826	6,429,966
First Midwest Bancorp, Inc.	280,227	4,211,812
FNB Corp.	541,328	6,533,829
Glacier Bancorp, Inc.	268,862	6,345,143
Hanmi Financial Corp.	117,920	1,925,634
Home Bancshares, Inc.	172,120	4,375,290
Independent Bank Corp.	85,416	3,033,122
MB Financial, Inc.	204,555	5,520,940
National Penn Bancshares, Inc.	440,156	4,419,166
NBT Bancorp, Inc.	163,485	3,501,849

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Old National Bancorp	378,381	4,971,926
PacWest Bancorp	146,829	4,882,064
Pinnacle Financial Partners, Inc.(a)	123,323	3,446,878
PrivateBancorp, Inc.	234,708	5,121,329
S&T Bancorp, Inc.	110,937	2,493,864
Simmons First National Corp., Class A	61,632	1,492,111
Sterling Bancorp	115,551	1,466,342
Susquehanna Bancshares, Inc.	696,033	8,776,976
Taylor Capital Group, Inc.(a)	54,290	1,148,776
Texas Capital Bancshares, Inc.(a)	152,224	6,710,034
Tompkins Financial Corp.	43,163	1,873,274
UMB Financial Corp.	121,062	7,231,033
Umpqua Holdings Corp.	417,933	6,787,232
United Bankshares, Inc.	171,313	4,757,362
United Community Banks, Inc.(a)	172,535	2,515,560
ViewPoint Financial Group, Inc.	134,203	2,669,298
Wilshire Bancorp, Inc.	231,545	1,882,461
Wintrust Financial Corp.	148,161	5,873,102
Total		160,785,769
Consumer Finance 1.3%
Cash America International, Inc.	106,505	4,556,284
Encore Capital Group, Inc.(a)	86,795	3,720,902
Ezcorp, Inc., Class A(a)	177,969	3,021,913
First Cash Financial Services, Inc.(a)	100,223	5,539,325
Portfolio Recovery Associates, Inc.(a)	189,294	10,040,154
World Acceptance Corp.(a)	46,055	3,945,532
Total		30,824,110
Diversified Financial Services 0.4%
Interactive Brokers Group, Inc., Class A	160,365	2,690,925
MarkeTaxess Holdings, Inc.	139,999	7,106,349
Total		9,797,274
Insurance 2.0%
AMERISAFE, Inc.	68,645	2,237,141
eHealth, Inc.(a)	68,673	1,900,182
Employers Holdings, Inc.	115,531	3,062,727
Horace Mann Educators Corp.	148,147	3,905,155
Infinity Property & Casualty Corp.	43,014	2,602,777
Meadowbrook Insurance Group, Inc.	175,045	1,046,769
Navigators Group, Inc. (The)(a)	39,556	2,164,900

Common Stocks (continued)

Issuer	Shares	Value ($)
ProAssurance Corp.	230,751	10,877,602
RLI Corp.	63,558	4,963,244
Safety Insurance Group, Inc.	47,862	2,399,801
Selective Insurance Group, Inc.	207,284	4,753,022
Stewart Information Services Corp.	77,000	2,355,430
Tower Group International Ltd.	145,781	2,059,885
United Fire Group, Inc.	81,160	2,328,480
Total		46,657,115
Real Estate Investment Trusts (REITs) 7.1%
Acadia Realty Trust	205,587	4,796,345
Agree Realty Corp.	46,960	1,272,616
Associated Estates Realty Corp.	188,020	2,589,035
Cedar Realty Trust, Inc.	205,126	1,001,015
Colonial Properties Trust	309,523	6,837,363
Coresite Realty Corp.	79,820	2,428,923
Cousins Properties, Inc.	626,481	6,220,956
DiamondRock Hospitality Co.	729,578	7,069,611
EastGroup Properties, Inc.	112,937	6,347,059
EPR Properties	175,590	8,600,398
Franklin Street Properties Corp.	325,365	3,962,946
Geo Group, Inc. (The)	267,252	8,340,935
Getty Realty Corp.	99,736	1,821,179
Government Properties Income Trust	204,055	4,770,806
Healthcare Realty Trust, Inc.	356,417	8,015,818
Inland Real Estate Corp.	322,949	3,168,130
Kite Realty Group Trust	320,963	1,851,956
LaSalle Hotel Properties	356,622	9,461,182
Lexington Realty Trust	687,104	8,052,859
LTC Properties, Inc.	127,711	4,524,801
Medical Properties Trust, Inc.	597,374	6,899,670
Mid-America Apartment Communities, Inc.	159,482	9,833,660
Parkway Properties, Inc.	156,576	2,560,018
Pennsylvania Real Estate Investment Trust	233,364	4,328,902
Post Properties, Inc.	203,759	9,216,019
PS Business Parks, Inc.	67,225	4,885,241
Sabra Health Care REIT, Inc.	139,361	3,081,272
Saul Centers, Inc.	48,017	2,084,418
Sovran Self Storage, Inc.	117,237	7,769,296
Tanger Factory Outlet Centers	352,434	10,872,589

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Universal Health Realty Income Trust	47,366	1,899,850
Urstadt Biddle Properties, Inc., Class A	96,021	1,875,290
Total		166,440,158
Real Estate Management & Development 0.1%
Forestar Group, Inc.(a)	129,526	2,585,339
Thrifts & Mortgage Finance 0.7%
Bank Mutual Corp.	161,151	957,237
Brookline Bancorp, Inc.	260,439	2,356,973
Dime Community Bancshares, Inc.	108,949	1,734,468
Northwest Bancshares, Inc.	349,901	4,667,679
Oritani Financial Corp.	145,653	2,259,078
Provident Financial Services, Inc.	200,491	3,243,945
TrustCo Bank Corp.	351,645	2,053,607
Total		17,272,987
Total Financials		477,925,415
Health Care 10.8%
Biotechnology 1.1%
Acorda Therapeutics, Inc.(a)	151,425	5,116,651
Arqule, Inc.(a)	219,740	613,075
Cubist Pharmaceuticals, Inc.(a)	243,404	15,422,077
Emergent Biosolutions, Inc.(a)	95,734	1,683,004
Momenta Pharmaceuticals, Inc.(a)	170,566	2,403,275
Spectrum Pharmaceuticals, Inc.	205,440	1,573,670
Total		26,811,752
Health Care Equipment & Supplies 3.4%
Abaxis, Inc.	77,549	3,038,370
ABIOMED, Inc.(a)	131,579	3,098,685
Align Technology, Inc.(a)	267,906	11,667,306
Analogic Corp.	45,730	3,413,287
Cantel Medical Corp.	121,125	3,137,138
CONMED Corp.	103,518	3,218,375
CryoLife, Inc.	93,315	566,422
Cyberonics, Inc.(a)	88,723	4,513,339
Cynosure Inc., Class A(a)	68,956	1,582,540
Greatbatch, Inc.(a)	89,222	3,030,871
Haemonetics Corp.(a)	190,662	7,597,881
ICU Medical, Inc.(a)	47,889	3,423,106
Integra LifeSciences Holdings Corp.(a)	75,429	3,065,435
Invacare Corp.	108,722	1,631,917
Common Stocks (continued)

Issuer	Shares	Value ($)
Meridian Bioscience, Inc.	154,785	3,481,115
Merit Medical Systems, Inc.(a)	149,313	1,911,206
Natus Medical, Inc.(a)	113,430	1,491,605
Neogen Corp.(a)	83,943	4,541,316
NuVasive, Inc.(a)	165,101	3,883,176
SurModics, Inc.(a)	44,924	889,495
Symmetry Medical, Inc.(a)	139,145	1,092,288
West Pharmaceutical Services, Inc.	129,096	9,546,649
Total		79,821,522
Health Care Providers & Services 3.1%
Air Methods Corp.	130,620	5,344,970
Almost Family, Inc.	31,084	586,555
Amedisys, Inc.(a)	117,449	1,913,244
AMN Healthcare Services, Inc.(a)	171,850	2,337,160
Amsurg Corp.(a)	119,424	4,453,321
Bio-Reference Labs, Inc.(a)	90,870	2,628,869
Centene Corp.(a)	203,144	11,609,680
Chemed Corp.	70,428	4,904,606
Corvel Corp.(a)	44,188	1,455,553
Cross Country Healthcare, Inc.(a)	115,351	651,733
Ensign Group, Inc. (The)	66,054	2,552,987
Gentiva Health Services, Inc.(a)	108,697	1,246,755
Hanger, Inc.(a)	129,409	3,974,150
Healthways, Inc.(a)	127,656	2,435,677
IPC The Hospitalist Co., Inc.(a)	62,576	3,218,909
Kindred Healthcare, Inc.	201,713	2,965,181
Landauer, Inc.	35,561	1,688,436
LHC Group, Inc.(a)	55,155	1,248,158
Magellan Health Services, Inc.(a)	101,126	5,684,292
Molina Healthcare, Inc.(a)	108,504	3,622,949
MWI Veterinary Supply, Inc.(a)	44,920	6,831,434
PharMerica Corp.(a)	110,854	1,363,504
Total		72,718,123
Health Care Technology 0.8%
Computer Programs & Systems, Inc.	38,876	2,136,625
HealthStream, Inc.(a)	74,534	2,470,802
Medidata Solutions, Inc.(a)	85,361	7,634,688
Omnicell, Inc.(a)	128,160	2,786,199
Quality Systems, Inc.	148,938	3,081,527
Total		18,109,841

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.7%
Affymetrix, Inc.(a)	265,396	1,478,256
Cambrex Corp.(a)	112,108	1,528,032
Luminex Corp.(a)	141,264	2,867,659
PAREXEL International Corp.(a)	212,208	9,852,817
Total		15,726,764
Pharmaceuticals 1.7%
Akorn, Inc.(a)	254,669	4,576,402
Hi-Tech Pharmacal Co., Inc.	42,044	1,812,517
Impax Laboratories, Inc.(a)	242,890	4,950,098
Medicines Co. (The)(a)	230,422	7,283,639
Questcor Pharmaceuticals, Inc.	218,534	14,571,847
Viropharma, Inc.(a)	243,793	7,350,359
Total		40,544,862
Total Health Care		253,732,864
Industrials 14.4%
Aerospace & Defense 2.0%
AAR Corp.	148,313	3,721,173
Aerovironment, Inc.(a)	71,124	1,558,327
American Science & Engineering, Inc.	29,091	1,640,151
Cubic Corp.	74,852	3,758,319
Curtiss-Wright Corp.	174,787	7,299,105
Engility Holdings, Inc.(a)	64,081	2,156,966
GenCorp, Inc.(a)	225,832	3,403,288
Moog, Inc., Class A(a)	169,159	8,593,277
National Presto Industries, Inc.	18,277	1,260,747
Orbital Sciences Corp.(a)	223,927	3,887,373
Teledyne Technologies, Inc.(a)	139,480	10,763,672
Total		48,042,398
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.(a)	96,415	4,454,373
Forward Air Corp.	112,659	4,149,231
HUB Group, Inc., Class A(a)	132,107	4,907,775
Total		13,511,379
Airlines 0.3%
Allegiant Travel Co.	56,277	5,318,739
Skywest, Inc.	193,644	2,496,071
Total		7,814,810

Common Stocks (continued)

Issuer	Shares	Value ($)
Building Products 1.3%
AAON, Inc.	104,218	2,430,364
AO Smith Corp.	290,742	12,225,701
Apogee Enterprises, Inc.	107,280	2,993,112
Gibraltar Industries, Inc.(a)	107,677	1,386,880
Griffon Corp.	167,785	1,850,668
Quanex Building Products Corp.	138,354	2,302,211
Simpson Manufacturing Co., Inc.	150,446	4,704,446
Universal Forest Products, Inc.	73,900	2,766,816
Total		30,660,198
Commercial Services & Supplies 1.8%
ABM Industries, Inc.	190,028	4,589,176
Consolidated Graphics, Inc.(a)	30,576	1,635,816
G&K Services, Inc., Class A	72,994	3,754,811
Healthcare Services Group, Inc.	255,416	6,183,621
Interface, Inc.	214,924	3,795,558
Mobile Mini, Inc.(a)	143,094	4,347,196
Tetra Tech, Inc.(a)	242,369	5,521,166
Unifirst Corp.	56,027	5,371,869
United Stationers, Inc.	151,394	6,016,398
Viad Corp.	75,872	1,712,431
Total		42,928,042
Construction & Engineering 0.8%
Aegion Corp.(a)	146,043	3,125,320
Comfort Systems U.S.A., Inc.	138,858	2,096,756
Dycom Industries, Inc.(a)	123,424	3,136,204
EMCOR Group, Inc.	250,529	9,417,385
Orion Marine Group, Inc.(a)	101,703	998,723
Total		18,774,388
Electrical Equipment 1.4%
AZZ, Inc.	95,090	3,569,679
Brady Corp., Class A	173,601	5,728,833
Encore Wire Corp.	69,429	2,619,556
EnerSys, Inc.	179,629	9,211,375
Franklin Electric Co., Inc.	145,136	5,213,285
II-VI, Inc.(a)	202,038	3,895,293
Powell Industries, Inc.(a)	33,915	1,788,338
Vicor Corp.(a)	67,609	528,026
Total		32,554,385

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 3.5%
Actuant Corp., Class A	273,194	9,758,490
Albany International Corp., Class A	108,647	3,506,039
Astec Industries, Inc.	78,477	2,712,165
Barnes Group, Inc.	174,545	5,458,022
Briggs & Stratton Corp.	179,799	3,432,363
CIRCOR International, Inc.	65,552	3,768,584
EnPro Industries, Inc.(a)	77,943	4,441,192
ESCO Technologies, Inc.	98,682	3,024,603
Federal Signal Corp.(a)	233,056	2,719,763
John Bean Technologies Corp.	107,983	2,365,908
Kaydon Corp.	120,182	3,419,178
Lindsay Corp.	47,983	3,647,668
Lydall, Inc.(a)	63,593	987,599
Mueller Industries, Inc.	104,955	5,619,291
Standex International Corp.	47,413	2,531,380
Tennant Co.	68,685	3,528,348
Titan International, Inc.	199,790	3,244,590
Toro Co. (The)	214,664	11,336,406
Watts Water Technologies, Inc., Class A	105,565	5,469,323
Total		80,970,912
Professional Services 1.3%
CDI Corp.	52,174	707,479
Exponent, Inc.	49,220	3,205,699
Heidrick & Struggles International, Inc.	61,342	923,197
Insperity, Inc.	81,982	2,615,226
Kelly Services, Inc., Class A	101,314	1,843,915
Korn/Ferry International(a)	181,717	3,218,208
Navigant Consulting, Inc.(a)	188,277	2,569,981
On Assignment, Inc.(a)	165,062	4,979,920
Resources Connection, Inc.	152,282	1,863,932
TrueBlue, Inc.(a)	151,846	3,692,895
Wageworks, Inc.(a)	107,000	4,466,180
Total		30,086,632
Road & Rail 0.8%
Arkansas Best Corp.	89,250	2,220,540
Heartland Express, Inc.	170,876	2,378,594
Knight Transportation, Inc.	220,769	3,594,119
Old Dominion Freight Line, Inc.(a)	263,749	11,451,982
Total		19,645,235

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 0.6%
Applied Industrial Technologies, Inc.	157,301	7,490,674
DXP Enterprises, Inc.(a)	36,590	2,487,388
Kaman Corp.	100,906	3,551,891
Total		13,529,953
Total Industrials		338,518,332
Information Technology 17.7%
Communications Equipment 1.6%
Arris Group, Inc.(a)	426,914	6,689,742
Bel Fuse, Inc., Class B	38,185	687,330
Black Box Corp.	60,218	1,599,992
CalAmp Corp.(a)	120,380	1,973,028
Comtech Telecommunications Corp.	61,242	1,467,971
Digi International, Inc.(a)	96,492	896,411
Harmonic, Inc.(a)	378,236	2,674,129
Ixia(a)	202,231	2,936,394
NETGEAR, Inc.(a)	143,805	4,161,717
Oplink Communications, Inc.(a)	71,074	1,321,266
PC-Tel, Inc.	64,785	526,054
Procera Networks, Inc.(a)	76,700	993,265
Symmetricom, Inc.(a)	152,979	743,478
Viasat, Inc.(a)	152,965	9,748,459
Total		36,419,236
Computers & Peripherals 0.8%
Avid Technology, Inc.(a)	113,338	610,892
Electronics for Imaging, Inc.(a)	173,283	5,073,726
Intermec, Inc.(a)	209,815	2,070,874
Intevac, Inc.(a)	88,766	531,709
QLogic Corp.(a)	332,380	3,519,904
Super Micro Computer, Inc.(a)	99,332	1,275,423
Synaptics, Inc.(a)	121,259	4,687,873
Total		17,770,401
Electronic Equipment, Instruments & Components 4.7%
Agilysys, Inc.(a)	52,884	597,060
Anixter International, Inc.(a)	100,721	8,416,247
Badger Meter, Inc.	53,613	2,416,874
Belden, Inc.	164,356	9,322,272
Benchmark Electronics, Inc.(a)	203,866	4,478,936
Checkpoint Systems, Inc.(a)	153,133	2,246,461

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Cognex Corp.	150,845	8,595,148
Coherent, Inc.	90,864	5,100,196
CTS Corp.	125,127	1,741,768
Daktronics, Inc.	139,153	1,487,546
DTS, Inc.(a)	68,168	1,367,450
Electro Scientific Industries, Inc.	93,868	1,031,609
FARO Technologies, Inc.(a)	63,801	2,368,931
FEI Co.	155,774	12,193,989
Insight Enterprises, Inc.(a)	162,454	3,104,496
Littelfuse, Inc.	82,517	6,087,279
Measurement Specialties, Inc.(a)	58,373	2,763,378
Mercury Systems, Inc.(a)	120,664	1,053,397
Methode Electronics, Inc.	131,421	3,139,648
MTS Systems Corp.	59,016	3,550,993
Newport Corp.(a)	145,876	2,237,738
OSI Systems, Inc.(a)	69,952	5,085,510
Park Electrochemical Corp.	72,337	1,927,058
Plexus Corp.(a)	127,299	4,167,769
Radisys Corp.(a)	86,517	293,293
Rofin-Sinar Technologies, Inc.(a)	105,549	2,373,797
Rogers Corp.(a)	63,721	3,534,604
Scansource, Inc.(a)	104,075	3,224,243
SYNNEX Corp.(a)	98,870	4,697,314
TTM Technologies, Inc.(a)	197,328	1,882,509
Total		110,487,513
Internet Software & Services 2.2%
Blucora, Inc.(a)	153,004	3,063,140
comScore, Inc.(a)	121,263	3,454,783
Dealertrack Technologies, Inc.(a)	162,471	6,432,227
Dice Holdings, Inc.(a)	187,730	1,563,791
Digital River, Inc.(a)	131,647	2,274,860
j2 Global, Inc.	161,165	7,935,765
Liquidity Services, Inc.(a)	92,080	2,729,251
LivePerson, Inc.(a)	185,037	1,724,545
LogMeIn, Inc.(a)	81,684	2,433,366
NIC, Inc.	220,315	4,904,212
OpenTable, Inc.(a)	85,042	6,339,031
Perficient, Inc.(a)	125,038	2,016,863
QuinStreet, Inc.(a)	96,029	836,412
Stamps.com, Inc.(a)	51,900	2,173,572

Common Stocks (continued)

Issuer	Shares	Value ($)
United Online, Inc.	345,318	2,710,746
XO Group, Inc.(a)	94,952	1,135,626
Total		51,728,190
IT Services 1.9%
CACI International, Inc., Class A(a)	86,109	5,803,747
Cardtronics, Inc.(a)	167,448	5,808,771
Ciber, Inc.(a)	253,414	922,427
CSG Systems International, Inc.	126,762	2,983,977
ExlService Holdings, Inc.(a)	98,665	2,674,808
Forrester Research, Inc.	49,810	1,642,734
Heartland Payment Systems, Inc.	135,610	5,010,789
Higher One Holdings, Inc.(a)	123,668	917,617
iGATE Corp.(a)	114,482	2,673,155
MAXIMUS, Inc.	254,988	9,564,600
Sykes Enterprises, Inc.(a)	147,518	2,512,231
TeleTech Holdings, Inc.(a)	81,810	2,001,891
Virtusa Corp.(a)	76,323	2,008,821
Total		44,525,568
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.(a)	136,283	2,484,439
ATMI, Inc.(a)	119,185	2,925,992
Brooks Automation, Inc.	248,204	2,184,195
Cabot Microelectronics Corp.(a)	86,537	3,125,716
Ceva, Inc.(a)	82,630	1,498,082
Cirrus Logic, Inc.(a)	236,575	5,322,938
Cohu, Inc.	85,791	851,905
Diodes, Inc.(a)	134,037	3,337,521
DSP Group, Inc.(a)	82,123	521,481
Entropic Communications, Inc.(a)	334,357	1,397,612
Exar Corp.(a)	172,447	2,107,302
GT Advanced Technologies, Inc.(a)	445,302	2,876,651
Hittite Microwave Corp.(a)	101,327	6,197,159
Kopin Corp.(a)	230,219	759,723
Kulicke & Soffa Industries, Inc.(a)	280,780	3,105,427
Micrel, Inc.	176,558	1,624,334
Microsemi Corp.(a)	346,828	8,927,353
MKS Instruments, Inc.	197,866	4,956,543
Monolithic Power Systems, Inc.	122,178	3,741,090
Nanometrics, Inc.(a)	78,505	1,121,836
Pericom Semiconductor Corp.(a)	77,924	547,806

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Power Integrations, Inc.	108,184	5,638,550
Rubicon Technology, Inc.(a)	64,056	782,124
Rudolph Technologies, Inc.(a)	121,910	1,261,769
Sigma Designs, Inc.(a)	127,525	603,193
Supertex, Inc.	38,687	892,122
Tessera Technologies, Inc.	196,949	3,612,045
TriQuint Semiconductor, Inc.(a)	609,454	4,595,283
Ultratech, Inc.(a)	103,624	2,930,487
Veeco Instruments, Inc.(a)	146,170	5,133,490
Volterra Semiconductor Corp.(a)	93,368	2,139,995
Total		87,204,163
Software 2.8%
Blackbaud, Inc.	170,395	6,137,628
Bottomline Technologies de, Inc.(a)	134,257	3,654,476
Ebix, Inc.	119,703	1,361,023
EPIQ Systems, Inc.	120,465	1,475,696
Interactive Intelligence Group, Inc.(a)	57,195	3,368,786
Manhattan Associates, Inc.(a)	72,652	6,357,050
MicroStrategy, Inc., Class A(a)	33,324	3,059,476
Monotype Imaging Holdings, Inc.	142,686	3,674,164
Netscout Systems, Inc.(a)	132,859	3,300,218
Progress Software Corp.(a)	205,813	5,034,186
Sourcefire, Inc.(a)	116,274	8,774,036
Synchronoss Technologies, Inc.(a)	103,548	3,559,980
Take-Two Interactive Software, Inc.(a)	342,933	6,296,250
Tangoe, Inc.(a)	118,380	2,461,120
Tyler Technologies, Inc.(a)	101,137	7,473,013
VASCO Data Security International, Inc.(a)	109,088	861,795
Total		66,848,897
Total Information Technology		414,983,968
Materials 5.5%
Chemicals 2.6%
A. Schulman, Inc.	110,308	2,973,904
American Vanguard Corp.	90,816	2,277,665
Balchem Corp.	110,777	5,301,787
Calgon Carbon Corp.(a)	201,916	3,472,955
Flotek Industries, Inc.(a)	164,300	3,251,497
H.B. Fuller Co.	187,818	7,003,733

Common Stocks (continued)

Issuer	Shares	Value ($)
Hawkins, Inc.	34,287	1,271,362
Innophos Holdings, Inc.	81,960	4,013,581
Koppers Holdings, Inc.	77,332	2,998,162
Kraton Performance Polymers, Inc.(a)	121,420	2,252,341
LSB Industries, Inc.(a)	70,345	2,111,757
OM Group, Inc.(a)	119,338	3,391,586
PolyOne Corp.	370,912	10,022,042
Quaker Chemical Corp.	49,053	3,255,157
Stepan Co.	65,974	3,723,573
Tredegar Corp.	90,263	2,017,378
Zep, Inc.	84,515	1,189,971
Total		60,528,451
Construction Materials 0.3%
Headwaters, Inc.(a)	272,813	2,335,279
Texas Industries, Inc.(a)	78,528	4,609,594
Total		6,944,873
Containers & Packaging 0.1%
Myers Industries, Inc.	114,924	2,132,990
Metals & Mining 1.4%
AK Steel Holding Corp.(a)	508,820	1,709,635
AM Castle & Co.(a)	62,656	990,591
AMCOL International Corp.	95,220	3,139,403
Century Aluminum Co.(a)	191,814	1,498,067
Globe Specialty Metals, Inc.	238,923	3,070,161
Haynes International, Inc.	46,039	2,036,305
Kaiser Aluminum Corp.	61,389	4,243,208
Materion Corp.	76,659	2,253,775
Olympic Steel, Inc.	34,269	890,309
RTI International Metals, Inc.(a)	113,963	3,529,434
Stillwater Mining Co.(a)	440,833	5,021,088
SunCoke Energy, Inc.(a)	261,217	4,108,943
Total		32,490,919
Paper & Forest Products 1.1%
Clearwater Paper Corp.(a)	82,881	3,950,108
Deltic Timber Corp.	40,815	2,455,022
KapStone Paper and Packaging Corp.	145,459	6,109,278
Neenah Paper, Inc.	59,655	2,183,373
PH Glatfelter Co.	160,209	4,104,555
Schweitzer-Mauduit International, Inc.	117,117	6,707,291

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wausau Paper Corp.	173,350	1,901,649
Total		27,411,276
Total Materials		129,508,509
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.3%
Atlantic Tele-Network, Inc.	35,139	1,659,966
Cbeyond, Inc.(a)	113,392	743,852
Cincinnati Bell, Inc.(a)	776,164	2,320,730
General Communication, Inc., Class A(a)	120,172	1,075,539
Lumos Networks Corp.	56,509	890,017
Total		6,690,104
Wireless Telecommunication Services 0.1%
NTELOS Holdings Corp.	56,839	944,664
U.S.A. Mobility, Inc.	80,799	1,140,882
Total		2,085,546
Total Telecommunication Services		8,775,650
Utilities 3.5%
Electric Utilities 1.1%
Allete, Inc.	134,121	6,330,511
El Paso Electric Co.	150,105	5,163,612
UIL Holdings Corp.	189,902	7,170,700
UNS Energy Corp.	154,758	7,077,083
Total		25,741,906
Gas Utilities 1.7%
Laclede Group, Inc. (The)	113,342	5,047,119
New Jersey Resources Corp.	155,943	6,718,024
Northwest Natural Gas Co.	100,595	4,128,419
Piedmont Natural Gas Co., Inc.	282,748	9,121,451
South Jersey Industries, Inc.	119,888	6,924,731

Common Stocks (continued)

Issuer	Shares	Value ($)
Southwest Gas Corp.	172,937	8,089,993
Total		40,029,737
Multi-Utilities 0.5%
Avista Corp.	223,674	5,875,916
NorthWestern Corp.	141,422	5,680,922
Total		11,556,838
Water Utilities 0.2%
American States Water Co.	71,987	3,786,516
Total Utilities		81,114,997
Total Common Stocks (Cost: $1,456,148,102)		2,271,723,413
Rights —%
Information Technology —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc.(a)(b)(c)(d)	112,391	—
Total Information Technology		—
Total Rights (Cost: $—)		—
Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.097%(e)(f)	75,208,854	75,208,854
Total Money Market Funds (Cost: $75,208,854)		75,208,854
Total Investments (Cost: $1,531,356,956)		2,346,932,267
Other Assets & Liabilities, Net		2,351,959
Net Assets		2,349,284,226

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2013

At August 31, 2013, $3,715,200 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini Index	761	76,868,610	September 2013	1,313,784	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Negligible market value.

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2013, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(d)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2013 was $0, representing less than 0.01% of net assets. Information concerning such security holdings at August 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	08/22/11	—

(e)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(f)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,859,530	223,004,140	(201,654,816)	75,208,854	39,423	75,208,854

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Small Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	369,412,877	—	—	369,412,877
Consumer Staples	96,057,223	—	—	96,057,223
Energy	101,693,578	—	—	101,693,578
Financials	477,925,415	—	—	477,925,415
Health Care	253,732,864	—	—	253,732,864
Industrials	338,518,332	—	—	338,518,332
Information Technology	414,983,968	—	—	414,983,968
Materials	129,508,509	—	—	129,508,509
Telecommunication Services	8,775,650	—	—	8,775,650
Utilities	81,114,997	—	—	81,114,997
Total Equity Securities	2,271,723,413	—	—	2,271,723,413
Mutual Funds
Money Market Funds	75,208,854	—	—	75,208,854
Total Mutual Funds	75,208,854	—	—	75,208,854
Investments in Securities	2,346,932,267	—	—	2,346,932,267
Derivatives
Assets
Futures Contracts	1,313,784	—	—	1,313,784
Total	2,348,246,051	—	—	2,348,246,051

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Small Cap Index Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,456,148,102)	$2,271,723,413
Affiliated issuers (identified cost $75,208,854)	75,208,854
Total investments (identified cost $1,531,356,956)	2,346,932,267
Margin deposits	3,715,200
Receivable for:
Investments sold	241,296
Capital shares sold	2,398,641
Dividends	1,515,339
Expense reimbursement due from Investment Manager	126
Total assets	2,354,802,869
Liabilities
Disbursements in excess of cash	238,235
Payable for:
Investments purchased	2,193,870
Capital shares purchased	1,830,578
Variation margin	1,105,531
Investment management fees	6,525
Distribution and/or service fees	6,274
Administration fees	6,525
Plan administration fees	2,455
Compensation of board members	126,250
Other expenses	2,400
Total liabilities	5,518,643
Net assets applicable to outstanding capital stock	$2,349,284,226
Represented by
Paid-in capital	$1,523,013,467
Undistributed net investment income	10,307,843
Accumulated net realized loss	(926,179)
Unrealized appreciation (depreciation) on:
Investments	815,575,311
Futures contracts	1,313,784
Total — representing net assets applicable to outstanding capital stock	$2,349,284,226

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Small Cap Index Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$863,246,057
Shares outstanding	41,219,447
Net asset value per share	$20.94
Class B
Net assets	$10,008,034
Shares outstanding	480,762
Net asset value per share	$20.82
Class I
Net assets	$3,184
Shares outstanding	152
Net asset value per share(a)	$20.97
Class K
Net assets	$11,304,235
Shares outstanding	538,180
Net asset value per share	$21.00
Class R5
Net assets	$25,023,018
Shares outstanding	1,172,544
Net asset value per share	$21.34
Class Z
Net assets	$1,439,699,698
Shares outstanding	68,446,299
Net asset value per share	$21.03

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Small Cap Index Fund

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$13,733,107
Dividends — affiliated issuers	39,423
Total income	13,772,530
Expenses:
Investment management fees	1,105,824
Distribution and/or service fees
Class A	985,586
Class B	58,199
Administration fees	1,105,824
Plan administration fees
Class K	13,411
Compensation of board members	39,416
Other	6,820
Total expenses	3,315,080
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(46,236)
Expense reductions	(3,677)
Total net expenses	3,265,167
Net investment income	10,507,363
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	47,357,262
Futures contracts	7,751,884
Net realized gain	55,109,146
Net change in unrealized appreciation (depreciation) on:
Investments	192,715,445
Futures contracts	(2,235,499)
Net change in unrealized appreciation (depreciation)	190,479,946
Net realized and unrealized gain	245,589,092
Net increase in net assets resulting from operations	$256,096,455

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Small Cap Index Fund

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013(a)
Operations
Net investment income	$10,507,363	$29,025,982
Net realized gain	55,109,146	22,513,441
Net change in unrealized appreciation (depreciation)	190,479,946	159,325,516
Net increase in net assets resulting from operations	256,096,455	210,864,939
Distributions to shareholders
Net investment income
Class A	(402,341)	(8,835,568)
Class B	—	(92,006)
Class I	(3)	(47)
Class K	(5,386)	(130,672)
Class R5	(11,104)	(43)
Class Z	(1,201,926)	(19,265,834)
Net realized gains
Class A	(16,125,815)	(29,052,987)
Class B	(242,845)	(714,002)
Class I	(63)	(133)
Class K	(215,836)	(444,667)
Class R5	(257,234)	(44)
Class Z	(27,844,739)	(54,131,198)
Total distributions to shareholders	(46,307,292)	(112,667,201)
Increase (decrease) in net assets from capital stock activity	154,536,464	(411,521,182)
Total increase (decrease) in net assets	364,325,627	(313,323,444)
Net assets at beginning of period	1,984,958,599	2,298,282,043
Net assets at end of period	$2,349,284,226	$1,984,958,599
Undistributed net investment income	$10,307,843	$1,421,240

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Small Cap Index Fund

Statement of Changes in Net Assets (continued)

	Six months ended August 31, 2013 (Unaudited)		Year ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	8,953,259	182,913,505	12,272,612	217,416,726
Distributions reinvested	791,946	15,672,604	2,152,007	36,499,212
Redemptions	(4,742,050)	(96,286,208)	(10,363,166)	(183,280,250)
Net increase	5,003,155	102,299,901	4,061,453	70,635,688
Class B shares
Subscriptions	11,960	240,434	27,883	494,004
Distributions reinvested	12,315	242,603	47,789	805,040
Redemptions(b)	(155,561)	(3,259,161)	(445,467)	(7,667,104)
Net decrease	(131,286)	(2,776,124)	(369,795)	(6,368,060)
Class K shares
Subscriptions	51,986	1,069,468	79,667	1,426,562
Distributions reinvested	11,142	221,162	33,822	575,180
Redemptions	(38,534)	(782,073)	(153,729)	(2,719,736)
Net increase (decrease)	24,594	508,557	(40,240)	(717,994)
Class R5 shares
Subscriptions	1,413,682	29,224,232	4,186	81,292
Distributions reinvested	13,307	268,276	—	—
Redemptions	(258,631)	(5,312,758)	—	—
Net increase	1,168,358	24,179,750	4,186	81,292
Class Z shares
Subscriptions	8,153,740	166,335,899	18,712,233	335,164,984
Distributions reinvested	891,940	17,722,839	2,446,478	41,655,862
Redemptions	(7,523,759)	(153,734,358)	(49,712,101)	(851,972,954)
Net increase (decrease)	1,521,921	30,324,380	(28,553,390)	(475,152,108)
Total net increase (decrease)	7,586,742	154,536,464	(24,897,786)	(411,521,182)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Small Cap Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six months ended Aug. 31, 2013		Year ended Feb. 28,		Year ended Feb. 29,		Year ended Feb. 28,
Class A	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$19.00		$17.75		$18.01		$13.97	$8.58	$17.70
Income from investment operations:
Net investment income	0.08		0.24		0.12		0.12	0.08	0.17
Net realized and unrealized gain (loss)	2.29		2.14		0.66		4.14	5.40	(7.25)
Total from investment operations	2.37		2.38		0.78		4.26	5.48	(7.08)
Less distributions to shareholders:
Net investment income	(0.01)		(0.25)		(0.12)		(0.12)	(0.09)	(0.17)
Net realized gains	(0.42)		(0.88)		(0.92)		(0.10)	—	(1.87)
Total distributions to shareholders	(0.43)		(1.13)		(1.04)		(0.22)	(0.09)	(2.04)
Proceeds from regulatory settlements	—		—		0.00	(a)	—	0.00 (a)	—
Net asset value, end of period	$20.94		$19.00		$17.75		$18.01	$13.97	$8.58
Total return	12.59%		14.32%		4.65%		30.55%	63.90%	(42.43%)
Ratios to average net assets(b)
Total gross expenses	0.45	%(c)	0.45	%(d)	0.45%		0.45%	0.45%	0.45	%(d)
Total net expenses(e)	0.45	%(c)(f)	0.45	%(d)(f)	0.45	%(f)	0.45%	0.45%	0.45	%(d)(f)
Net investment income	0.80	%(c)	1.37%		0.74%		0.73%	0.68%	1.15%
Supplemental data
Net assets, end of period (in thousands)	$863,246		$687,934		$570,806		$183,578	$96,238	$33,273
Portfolio turnover	5%		17%		20%		14%	14%	35%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Small Cap Index Fund

Financial Highlights (continued)

Class B	Six months ended Aug. 31, 2013 (Unaudited)		Year ended Feb. 28, 2013		Year ended Feb. 29, 2012(a)
Per share data
Net asset value, beginning of period	$18.95		$17.73		$17.82
Income from investment operations:
Net investment income	0.00	(b)	0.11		0.00	(b)
Net realized and unrealized gain	2.29		2.13		0.84
Total from investment operations	2.29		2.24		0.84
Less distributions to shareholders:
Net investment income	—		(0.14)		(0.01)
Net realized gains	(0.42)		(0.88)		(0.92)
Total distributions to shareholders	(0.42)		(1.02)		(0.93)
Proceeds from regulatory settlements	—		—		0.00	(b)
Net asset value, end of period	$20.82		$18.95		$17.73
Total return	12.19%		13.45%		4.97%
Ratios to average net assets(c)
Total gross expenses	1.20	%(d)	1.20	%(e)	1.20	%(d)
Total net expenses(f)	1.20	%(d)(g)	1.20	%(e)(g)	1.20	%(d)(g)
Net investment income	0.05	%(d)	0.61%		0.01	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10,008		$11,596		$17,410
Portfolio turnover	5%		17%		20%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Small Cap Index Fund

Financial Highlights (continued)

Class I	Six months ended Aug. 31, 2013 (Unaudited)		Year ended Feb. 28, 2013		Year ended Feb. 29, 2012(a)
Per share data
Net asset value, beginning of period	$19.01		$17.76		$16.47
Income from investment operations:
Net investment income	0.11		0.29		0.05
Net realized and unrealized gain	2.29		2.14		1.87
Total from investment operations	2.40		2.43		1.92
Less distributions to shareholders:
Net investment income	(0.02)		(0.30)		(0.17)
Net realized gains	(0.42)		(0.88)		(0.46)
Total distributions to shareholders	(0.44)		(1.18)		(0.63)
Proceeds from regulatory settlements	—		—		0.00	(b)
Net asset value, end of period	$20.97		$19.01		$17.76
Total return	12.73%		14.63%		12.03%
Ratios to average net assets(c)
Total gross expenses	0.24	%(d)	0.18	%(e)	0.17	%(d)
Total net expenses(f)	0.20	%(d)	0.18	%(e)	0.17	%(d)
Net investment income	1.05	%(d)	1.65%		1.09	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3
Portfolio turnover	5%		17%		20%

Notes to Financial Highlights

(a)  For the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Small Cap Index Fund

Financial Highlights (continued)

Class K	Six months ended Aug. 31, 2013 (Unaudited)		Year ended Feb. 28, 2013		Year ended Feb. 29, 2012(a)
Per share data
Net asset value, beginning of period	$19.05		$17.80		$17.87
Income from investment operations:
Net investment income	0.08		0.24		0.13
Net realized and unrealized gain	2.30		2.14		0.84
Total from investment operations	2.38		2.38		0.97
Less distributions to shareholders:
Net investment income	(0.01)		(0.25)		(0.12)
Net realized gains	(0.42)		(0.88)		(0.92)
Total distributions to shareholders	(0.43)		(1.13)		(1.04)
Proceeds from regulatory settlements	—		—		0.00	(b)
Net asset value, end of period	$21.00		$19.05		$17.80
Total return	12.61%		14.27%		5.76%
Ratios to average net assets(c)
Total gross expenses	0.45	%(d)	0.45	%(e)	0.45	%(d)
Total net expenses(f)	0.45	%(d)	0.45	%(e)	0.45	%(d)
Net investment income	0.80	%(d)	1.37%		0.76	%(d)
Supplemental data
Net assets, end of period (in thousands)	$11,304		$9,784		$9,858
Portfolio turnover	5%		17%		20%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Small Cap Index Fund

Financial Highlights (continued)

Class R5	Six months ended Aug. 31, 2013 (Unaudited)		Year ended Feb. 28, 2013(a)
Per share data
Net asset value, beginning of period	$19.33		$17.47
Income from investment operations:
Net investment income	0.11		0.07
Net realized and unrealized gain	2.33		2.40
Total from investment operations	2.44		2.47
Less distributions to shareholders:
Net investment income	(0.01)		(0.30)
Net realized gains	(0.42)		(0.31)
Total distributions to shareholders	(0.43)		(0.61)
Net asset value, end of period	$21.34		$19.33
Total return	12.78%		14.51%
Ratios to average net assets(b)
Total gross expenses	0.21	%(c)	0.24	%(c)(d)
Total net expenses(e)	0.20	%(c)	0.20	%(c)(d)
Net investment income	1.02	%(c)	1.44	%(c)
Supplemental data
Net assets, end of period (in thousands)	$25,023		$81
Portfolio turnover	5%		17%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Small Cap Index Fund

Financial Highlights (continued)

	Six months ended Aug. 31, 2013		Year ended Feb. 28,		Year ended Feb. 29,		Year ended Feb. 28,
Class Z	(Unaudited)		2013		2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$19.06		$17.81		$18.06		$14.01	$8.60	$17.76
Income from investment operations:
Net investment income	0.11		0.29		0.16		0.15	0.12	0.21
Net realized and unrealized gain (loss)	2.29		2.14		0.66		4.15	5.40	(7.27)
Total from investment operations	2.40		2.43		0.82		4.30	5.52	(7.06)
Less distributions to shareholders:
Net investment income	(0.01)		(0.30)		(0.15)		(0.15)	(0.11)	(0.23)
Net realized gains	(0.42)		(0.88)		(0.92)		(0.10)	—	(1.87)
Total distributions to shareholders	(0.43)		(1.18)		(1.07)		(0.25)	(0.11)	(2.10)
Proceeds from regulatory settlements	—		—		0.00	(a)	—	0.00 (a)	—
Net asset value, end of period	$21.03		$19.06		$17.81		$18.06	$14.01	$8.60
Total return	12.75%		14.54%		4.92%		30.81%	64.34%	(42.28%)
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20	%(d)	0.20%		0.20%	0.20%	0.20	%(d)
Total net expenses(e)	0.20	%(c)(f)	0.20	%(d)(f)	0.20	%(f)	0.20%	0.20%	0.20	%(d)(f)
Net investment income	1.05	%(c)	1.64%		0.96%		0.97%	0.95%	1.39%
Supplemental data
Net assets, end of period (in thousands)	$1,439,700		$1,275,562		$1,700,205		$1,681,152	$1,309,989	$660,059
Portfolio turnover	5%		17%		20%		14%	14%	35%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
27

Columbia Small Cap Index Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class I, Class K, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good

Semiannual Report 2013
28

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts and market values of derivative instruments, if any, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Semiannual Report 2013
29

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,313,784	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	7,751,884
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(2,235,499)

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	3,403

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend

Semiannual Report 2013
30

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund's average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom

Semiannual Report 2013
31

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $3,853.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agent fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $3,677.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.25% and 0.75%, respectively, of the average daily net assets attributable to Class B shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $982 for Class B shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2014
Class A	0.45%
Class B	1.20
Class I	0.20
Class K	0.45
Class R5	0.20
Class Z	0.20

Semiannual Report 2013
32

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $1,531,357,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$881,932,000
Unrealized depreciation	(66,357,000)
Net unrealized appreciation	$815,575,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $192,279,908 and $100,333,608, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds.

The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, one unaffiliated shareholder account owned 22.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Significant Risks

Financial Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2013
33

Columbia Small Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
34

Columbia Small Cap Index Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In

Semiannual Report 2013
35

Columbia Small Cap Index Fund

Approval of Investment Management Services Agreement (continued)

addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Semiannual Report 2013
36

Columbia Small Cap Index Fund

Approval of Investment Management Services Agreement (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013
37

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38

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Semiannual Report 2013
40

Columbia Small Cap Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
41

Columbia Small Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR228_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Large Cap Enhanced Core Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Large Cap Enhanced Core Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Approval of Investment Management Services Agreement	27
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Large Cap Enhanced Core Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Enhanced Core Fund (the Fund) Class A shares returned 9.66% for the six-month period that ended August 31, 2013.

>  The Fund outperformed its benchmark, the S&P 500 Index, which returned 8.95% for the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/96	9.66	17.88	7.33	7.13
Class I*	09/27/10	9.89	18.34	7.56	7.24
Class R*	01/23/06	9.50	17.65	7.08	6.86
Class Y*	07/15/09	9.88	18.32	7.66	7.30
Class Z	07/31/96	9.94	18.28	7.62	7.41
S&P 500 Index		8.95	18.70	7.32	7.12

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Large Cap Enhanced Core Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Apple, Inc.	4.0
Microsoft Corp.	2.6
JPMorgan Chase & Co.	2.2
Pfizer, Inc.	2.1
Google, Inc., Class A	2.1
Exxon Mobil Corp.	1.9
Chevron Corp.	1.8
Citigroup, Inc.	1.7
AT&T, Inc.	1.7
Cisco Systems, Inc.	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2013)
Common Stocks	98.4
Consumer Discretionary	11.5
Consumer Staples	9.9
Energy	10.1
Financials	15.8
Health Care	13.2
Industrials	10.0
Information Technology	18.2
Materials	3.4
Telecommunication Services	3.0
Utilities	3.3
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Brian Condon, CFA

Oliver Buckley

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Large Cap Enhanced Core Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,096.60	1,020.66	4.63	4.46	0.88
Class I	1,000.00	1,000.00	1,098.90	1,022.71	2.47	2.38	0.47
Class R	1,000.00	1,000.00	1,095.00	1,019.45	5.88	5.67	1.12
Class Y	1,000.00	1,000.00	1,098.80	1,022.71	2.47	2.38	0.47
Class Z	1,000.00	1,000.00	1,099.40	1,021.96	3.26	3.14	0.62

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.3%

Issuer	Shares	Value ($)
Consumer Discretionary 11.5%
Auto Components 0.6%
Delphi Automotive PLC	24,300	1,336,986
Diversified Consumer Services 0.1%
H&R Block, Inc.	13,000	362,830
Hotels, Restaurants & Leisure 0.7%
International Game Technology	38,400	725,376
Wynn Resorts Ltd.	6,600	930,864
Total		1,656,240
Household Durables 0.7%
Whirlpool Corp.	12,600	1,620,990
Media 4.0%
Comcast Corp., Class A	86,700	3,649,203
Discovery Communications, Inc., Class A(a)	27,500	2,131,525
Scripps Networks Interactive, Inc., Class A	12,900	948,537
Time Warner Cable, Inc.	17,600	1,889,360
Washington Post Co. (The), Class B	1,135	640,140
Total		9,258,765
Multiline Retail 0.9%
Macy's, Inc.	46,800	2,079,324
Specialty Retail 3.2%
Gap, Inc. (The)	49,200	1,989,648
Home Depot, Inc. (The)	48,900	3,642,561
Staples, Inc.	111,600	1,552,356
TJX Companies, Inc.	4,200	221,424
Total		7,405,989
Textiles, Apparel & Luxury Goods 1.3%
Nike, Inc., Class B	6,500	408,330
Ralph Lauren Corp.	8,300	1,372,903
VF Corp.	7,100	1,329,191
Total		3,110,424
Total Consumer Discretionary		26,831,548
Consumer Staples 9.9%
Beverages 0.9%
Coca-Cola Co. (The)	18,200	694,876
Coca-Cola Enterprises, Inc.	14,900	557,260
PepsiCo, Inc.	10,700	853,111
Total		2,105,247

Common Stocks (continued)

Issuer	Shares	Value ($)
Food & Staples Retailing 3.6%
CVS Caremark Corp.	49,900	2,896,695
Kroger Co. (The)	58,800	2,152,080
Wal-Mart Stores, Inc.	44,800	3,269,504
Total		8,318,279
Food Products 1.5%
Campbell Soup Co.	15,400	664,972
General Mills, Inc.	15,900	784,188
Tyson Foods, Inc., Class A	70,200	2,032,290
Total		3,481,450
Household Products 0.8%
Kimberly-Clark Corp.	5,400	504,792
Procter & Gamble Co. (The)	19,200	1,495,488
Total		2,000,280
Tobacco 3.1%
Altria Group, Inc.	83,100	2,815,428
Lorillard, Inc.	45,700	1,933,110
Philip Morris International, Inc.	30,300	2,528,232
Total		7,276,770
Total Consumer Staples		23,182,026
Energy 10.1%
Energy Equipment & Services 0.9%
Diamond Offshore Drilling, Inc.	26,000	1,664,780
National Oilwell Varco, Inc.	6,000	445,800
Total		2,110,580
Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	9,500	868,490
Apache Corp.	15,000	1,285,200
Chevron Corp.	35,100	4,227,093
ConocoPhillips	46,800	3,102,840
Exxon Mobil Corp.	50,400	4,392,864
Marathon Oil Corp.	41,600	1,432,288
Marathon Petroleum Corp.	23,600	1,711,236
Phillips 66	39,600	2,261,160
Valero Energy Corp.	59,100	2,099,823
Total		21,380,994
Total Energy		23,491,574

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 15.8%
Capital Markets 3.4%
BlackRock, Inc.	8,700	2,264,784
Franklin Resources, Inc.	18,200	840,112
Goldman Sachs Group, Inc. (The)	18,900	2,875,257
State Street Corp.	28,900	1,928,208
Total		7,908,361
Commercial Banks 1.8%
Comerica, Inc.	5,500	224,620
Fifth Third Bancorp	107,500	1,966,175
Wells Fargo & Co.	46,700	1,918,436
Total		4,109,231
Consumer Finance 0.9%
SLM Corp.	88,300	2,118,317
Diversified Financial Services 3.8%
Citigroup, Inc.	82,600	3,992,058
JPMorgan Chase & Co.	98,300	4,967,099
Total		8,959,157
Insurance 3.9%
ACE Ltd.	24,800	2,175,456
Aon PLC	8,500	564,230
Berkshire Hathaway, Inc., Class B(a)	10,800	1,201,176
MetLife, Inc.	60,300	2,785,257
Prudential Financial, Inc.	33,000	2,471,040
Total		9,197,159
Real Estate Investment Trusts (REITs) 2.0%
Host Hotels & Resorts, Inc.	37,900	645,437
Public Storage	13,600	2,076,312
Simon Property Group, Inc.	13,200	1,922,316
Total		4,644,065
Total Financials		36,936,290
Health Care 13.2%
Biotechnology 2.2%
Amgen, Inc.	7,600	827,944
Celgene Corp.(a)	12,500	1,749,750
Gilead Sciences, Inc.(a)	41,600	2,507,232
Total		5,084,926

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	25,700	856,581
Becton Dickinson and Co.	21,100	2,054,718
CR Bard, Inc.	4,400	505,428
Medtronic, Inc.	48,100	2,489,175
St. Jude Medical, Inc.	43,800	2,207,958
Total		8,113,860
Health Care Providers & Services 2.1%
AmerisourceBergen Corp.	36,200	2,060,504
McKesson Corp.	18,500	2,246,085
WellPoint, Inc.	7,500	638,550
Total		4,945,139
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	33,100	1,379,939
Eli Lilly & Co.	49,800	2,559,720
Johnson & Johnson	22,300	1,926,943
Merck & Co., Inc.	12,400	586,396
Mylan, Inc.(a)	39,900	1,410,066
Pfizer, Inc.	172,400	4,863,404
Total		12,726,468
Total Health Care		30,870,393
Industrials 9.9%
Aerospace & Defense 2.2%
Boeing Co. (The)	27,800	2,888,976
Raytheon Co.	31,300	2,360,333
Total		5,249,309
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	21,100	1,805,738
Airlines 0.8%
Southwest Airlines Co.	144,100	1,845,921
Electrical Equipment 2.8%
Emerson Electric Co.	41,000	2,475,170
Rockwell Automation, Inc.	21,500	2,090,445
Roper Industries, Inc.	15,500	1,917,350
Total		6,482,965
Industrial Conglomerates 0.9%
General Electric Co.	90,100	2,084,914

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 1.5%
Cummins, Inc.	12,900	1,589,280
Illinois Tool Works, Inc.	27,500	1,965,425
Total		3,554,705
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	7,400	736,152
Road & Rail 0.6%
Union Pacific Corp.	9,600	1,473,984
Total Industrials		23,233,688
Information Technology 18.2%
Communications Equipment 2.5%
Cisco Systems, Inc.	164,800	3,841,488
QUALCOMM, Inc.	30,900	2,048,052
Total		5,889,540
Computers & Peripherals 4.6%
Apple, Inc.	18,800	9,156,540
Seagate Technology PLC	43,400	1,663,088
Total		10,819,628
Internet Software & Services 2.8%
Google, Inc., Class A(a)	5,700	4,827,330
VeriSign, Inc.(a)	35,300	1,694,047
Total		6,521,377
IT Services 2.0%
Accenture PLC, Class A	8,400	606,900
International Business Machines Corp.	7,300	1,330,571
Mastercard, Inc., Class A	4,600	2,787,968
Total		4,725,439
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Corp., Class A	77,000	1,945,020
Intel Corp.	10,600	232,988
KLA-Tencor Corp.	14,400	794,160
Total		2,972,168
Software 5.0%
CA, Inc.	70,000	2,047,500
Microsoft Corp.(b)	179,400	5,991,960
Oracle Corp.	110,900	3,533,274
Total		11,572,734
Total Information Technology		42,500,886

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 3.4%
Chemicals 3.4%
CF Industries Holdings, Inc.	10,500	1,998,570
LyondellBasell Industries NV, Class A	35,000	2,455,250
Mosaic Co. (The)	34,400	1,432,760
PPG Industries, Inc.	13,300	2,077,593
Total		7,964,173
Total Materials		7,964,173
Telecommunication Services 3.0%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	117,200	3,964,876
Verizon Communications, Inc.	62,100	2,942,298
Total		6,907,174
Total Telecommunication Services		6,907,174
Utilities 3.3%
Electric Utilities 0.9%
American Electric Power Co., Inc.	46,300	1,981,640
Independent Power Producers & Energy Traders 0.8%
AES Corp. (The)	153,400	1,949,714
Multi-Utilities 1.6%
Ameren Corp.	54,800	1,852,788
Public Service Enterprise Group, Inc.	60,400	1,958,168
Total		3,810,956
Total Utilities		7,742,310
Total Common Stocks (Cost: $159,081,775)		229,660,062

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 0.097%(c)(d)	3,647,418	3,647,418
Total Money Market Funds (Cost: $3,647,418)		3,647,418
Total Investments (Cost: $162,729,193)		233,307,480
Other Assets & Liabilities, Net		331,613
Net Assets		233,639,093

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	10	4,078,250	September 2013	124,466	—

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2013, investments in securities included securities valued at $1,018,700 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,247,525	64,163,707	(67,763,814)	3,647,418	3,211	3,647,418

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Large Cap Enhanced Core Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	26,831,548	—	—	26,831,548
Consumer Staples	23,182,026	—	—	23,182,026
Energy	23,491,574	—	—	23,491,574
Financials	36,936,290	—	—	36,936,290
Health Care	30,870,393	—	—	30,870,393
Industrials	23,233,688	—	—	23,233,688
Information Technology	42,500,886	—	—	42,500,886
Materials	7,964,173	—	—	7,964,173
Telecommunication Services	6,907,174	—	—	6,907,174
Utilities	7,742,310	—	—	7,742,310
Total Equity Securities	229,660,062	—	—	229,660,062
Mutual Funds
Money Market Funds	3,647,418	—	—	3,647,418
Total Mutual Funds	3,647,418	—	—	3,647,418
Investments in Securities	233,307,480	—	—	233,307,480
Derivatives
Assets
Futures Contracts	124,466	—	—	124,466
Total	233,431,946	—	—	233,431,946

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Large Cap Enhanced Core Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $159,081,775)	$229,660,062
Affiliated issuers (identified cost $3,647,418)	3,647,418
Total investments (identified cost $162,729,193)	233,307,480
Receivable for:
Capital shares sold	44,229
Dividends	618,693
Expense reimbursement due from Investment Manager	1,664
Prepaid expenses	21,994
Total assets	233,994,060
Liabilities
Payable for:
Capital shares purchased	150,312
Variation margin	13,500
Investment management fees	3,788
Distribution and/or service fees	170
Transfer agent fees	40,398
Administration fees	385
Compensation of board members	89,422
Other expenses	56,992
Total liabilities	354,967
Net assets applicable to outstanding capital stock	$233,639,093
Represented by
Paid-in capital	$231,312,892
Undistributed net investment income	1,975,951
Accumulated net realized loss	(70,352,503)
Unrealized appreciation (depreciation) on:
Investments	70,578,287
Futures contracts	124,466
Total — representing net assets applicable to outstanding capital stock	$233,639,093

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Large Cap Enhanced Core Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$20,475,170
Shares outstanding	1,244,542
Net asset value per share	$16.45
Class I
Net assets	$18,858,432
Shares outstanding	1,147,886
Net asset value per share	$16.43
Class R
Net assets	$2,178,650
Shares outstanding	132,678
Net asset value per share	$16.42
Class Y
Net assets	$3,112,793
Shares outstanding	189,432
Net asset value per share	$16.43
Class Z
Net assets	$189,014,048
Shares outstanding	11,506,807
Net asset value per share	$16.43

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Large Cap Enhanced Core Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,935,155
Dividends — affiliated issuers	3,211
Foreign taxes withheld	(2,685)
Total income	2,935,681
Expenses:
Investment management fees	907,919
Distribution and/or service fees
Class A	22,845
Class R	5,148
Transfer agent fees
Class A	18,908
Class R	2,128
Class Z	214,210
Administration fees	78,949
Compensation of board members	17,981
Custodian fees	5,608
Printing and postage fees	1,143
Registration fees	20,970
Professional fees	15,045
Other	9,432
Total expenses	1,320,286
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(499,030)
Expense reductions	(120)
Total net expenses	821,136
Net investment income	2,114,545
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	37,437,626
Futures contracts	98,961
Net realized gain	37,536,587
Net change in unrealized appreciation (depreciation) on:
Investments	(11,757,672)
Futures contracts	(264,463)
Net change in unrealized appreciation (depreciation)	(12,022,135)
Net realized and unrealized gain	25,514,452
Net increase in net assets resulting from operations	$27,628,997

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Large Cap Enhanced Core Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Operations
Net investment income	$2,114,545	$5,015,800
Net realized gain	37,536,587	34,799,465
Net change in unrealized appreciation (depreciation)	(12,022,135)	(6,534,973)
Net increase in net assets resulting from operations	27,628,997	33,280,292
Distributions to shareholders
Net investment income
Class A	(49,635)	(188,669)
Class I	(117,723)	(650,071)
Class R	(4,736)	(9,708)
Class Y	(9,928)	(55,773)
Class Z	(562,218)	(4,155,698)
Total distributions to shareholders	(744,240)	(5,059,919)
Increase (decrease) in net assets from capital stock activity	(61,714,889)	(43,179,736)
Total decrease in net assets	(34,830,132)	(14,959,363)
Net assets at beginning of period	268,469,225	283,428,588
Net assets at end of period	$233,639,093	$268,469,225
Undistributed net investment income	$1,975,951	$605,646

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Large Cap Enhanced Core Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	439,235	6,966,468	145,052	2,069,335
Distributions reinvested	2,072	33,005	7,146	100,390
Redemptions	(74,980)	(1,229,055)	(181,688)	(2,565,249)
Net increase (decrease)	366,327	5,770,418	(29,490)	(395,524)
Class I shares
Subscriptions	1,392,732	22,031,611	3,406,324	47,272,503
Distributions reinvested	7,403	117,711	46,353	650,012
Redemptions	(2,667,032)	(44,597,998)	(2,013,490)	(28,588,536)
Net increase (decrease)	(1,266,897)	(22,448,676)	1,439,187	19,333,979
Class R shares
Subscriptions	58,020	900,158	79,167	1,128,386
Distributions reinvested	259	4,120	562	7,914
Redemptions	(11,065)	(177,375)	(9,187)	(133,056)
Net increase	47,214	726,903	70,542	1,003,244
Class Y shares
Subscriptions	624	9,919	18,945	258,233
Redemptions	(23,003)	(370,000)	(29,073)	(415,740)
Net decrease	(22,379)	(360,081)	(10,128)	(157,507)
Class Z shares
Subscriptions	716,611	11,766,819	2,714,857	38,196,210
Distributions reinvested	3,119	49,589	21,699	304,171
Redemptions	(3,524,560)	(57,219,861)	(7,107,729)	(101,464,309)
Net decrease	(2,804,830)	(45,403,453)	(4,371,173)	(62,963,928)
Total net decrease	(3,680,565)	(61,714,889)	(2,901,062)	(43,179,736)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Large Cap Enhanced Core Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.04		$13.67		$12.81		$10.73		$7.24		$12.91
Income from investment operations:
Net investment income	0.11		0.22		0.17		0.14		0.13		0.18
Net realized and unrealized gain (loss)	1.34		1.36		0.89		2.08		3.52		(5.69)
Total from investment operations	1.45		1.58		1.06		2.22		3.65		(5.51)
Less distributions to shareholders:
Net investment income	(0.04)		(0.21)		(0.20)		(0.14)		(0.16)		(0.16)
Total distributions to shareholders	(0.04)		(0.21)		(0.20)		(0.14)		(0.16)		(0.16)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$16.45		$15.04		$13.67		$12.81		$10.73		$7.24
Total return	9.66%		11.71%		8.41%		20.84%		50.49%		(42.89%)
Ratios to average net assets(b)
Total gross expenses	1.27	%(c)	1.28%		1.19	%(d)	0.96	%(d)	0.92	%(d)	0.82	%(d)
Total net expenses(e)	0.88	%(c)(f)	0.89	%(f)	0.94	%(d)(f)	0.95	%(d)(f)	0.89	%(d)(f)	0.75	%(d)(f)
Net investment income	1.40	%(c)	1.53%		1.33%		1.22%		1.39%		1.63%
Supplemental data
Net assets, end of period (in thousands)	$20,475		$13,209		$12,404		$12,213		$12,348		$9,291
Portfolio turnover	47%		92%		67%		63%		122%		246%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$15.00		$13.63	$12.78		$11.11
Income from investment operations:
Net investment income	0.14		0.28	0.21		0.09
Net realized and unrealized gain	1.34		1.36	0.88		1.75
Total from investment operations	1.48		1.64	1.09		1.84
Less distributions to shareholders:
Net investment income	(0.05)		(0.27)	(0.24)		(0.17)
Total distributions to shareholders	(0.05)		(0.27)	(0.24)		(0.17)
Net asset value, end of period	$16.43		$15.00	$13.63		$12.78
Total return	9.89%		12.15%	8.73%		16.65%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.84%	0.74	%(d)	0.59	%(c)(d)
Total net expenses(e)	0.47	%(c)	0.50%	0.61	%(d)	0.57	%(c)(d)(f)
Net investment income	1.72	%(c)	2.01%	1.72%		1.68	%(c)
Supplemental data
Net assets, end of period (in thousands)	$18,858		$36,224	$13,297		$7,466
Portfolio turnover	47%		92%	67%		63%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.03		$13.65		$12.80		$10.72		$7.24		$12.90
Income from investment operations:
Net investment income	0.09		0.20		0.14		0.12		0.11		0.16
Net realized and unrealized gain (loss)	1.34		1.36		0.88		2.08		3.51		(5.69)
Total from investment operations	1.43		1.56		1.02		2.20		3.62		(5.53)
Less distributions to shareholders:
Net investment income	(0.04)		(0.18)		(0.17)		(0.12)		(0.14)		(0.13)
Total distributions to shareholders	(0.04)		(0.18)		(0.17)		(0.12)		(0.14)		(0.13)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$16.42		$15.03		$13.65		$12.80		$10.72		$7.24
Total return	9.50%		11.54%		8.08%		20.58%		50.02%		(43.01%)
Ratios to average net assets(b)
Total gross expenses	1.52	%(c)	1.53%		1.44	%(d)	1.21	%(d)	1.17	%(d)	1.07	%(d)
Total net expenses(e)	1.12	%(c)(f)	1.12	%(f)	1.19	%(d)(f)	1.20	%(d)(f)	1.14	%(d)(f)	1.00	%(d)(f)
Net investment income	1.15	%(c)	1.45%		1.11%		1.02%		1.08%		1.46%
Supplemental data
Net assets, end of period (in thousands)	$2,179		$1,284		$204		$175		$112		$39
Portfolio turnover	47%		92%		67%		63%		122%		246%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,	Year Ended February 29,		Year Ended February 28,
Class Y	(Unaudited)		2013	2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$15.00		$13.63	$12.78		$10.70		$9.10
Income from investment operations
Net investment income	0.14		0.27	0.18		0.17		0.11
Net realized and unrealized gain	1.34		1.36	0.91		2.09		1.64
Total from investment operations	1.48		1.63	1.09		2.26		1.75
Less distributions to shareholders:
Net investment income	(0.05)		(0.26)	(0.24)		(0.18)		(0.15)
Total distributions to shareholders	(0.05)		(0.26)	(0.24)		(0.18)		(0.15)
Net asset value, end of period	$16.43		$15.00	$13.63		$12.78		$10.70
Total return	9.88%		12.13%	8.74%		21.30%		19.23%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.83%	0.74	%(d)	0.59	%(d)	0.57	%(c)(d)
Total net expenses(e)	0.47	%(c)	0.52%	0.60	%(d)	0.58	%(d)(f)	0.57	%(c)(d)(f)
Net investment income	1.76	%(c)	1.90%	1.46%		1.53%		1.62	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,113		$3,177	$3,024		$31,588		$60,329
Portfolio turnover	47%		92%	67%		63%		122%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to February 28, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Enhanced Core Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$14.99		$13.62		$12.78		$10.70		$7.22		$12.90
Income from investment operations:
Net investment income	0.13		0.25		0.19		0.16		0.16		0.21
Net realized and unrealized gain (loss)	1.36		1.37		0.88		2.09		3.50		(5.68)
Total from investment operations	1.49		1.62		1.07		2.25		3.66		(5.47)
Less distributions to shareholders:
Net investment income	(0.05)		(0.25)		(0.23)		(0.17)		(0.18)		(0.21)
Total distributions to shareholders	(0.05)		(0.25)		(0.23)		(0.17)		(0.18)		(0.21)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$16.43		$14.99		$13.62		$12.78		$10.70		$7.22
Total return	9.94%		12.02%		8.54%		21.18%		50.82%		(42.69%)
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.03%		0.94	%(d)	0.71	%(d)	0.67	%(d)	0.57	%(d)
Total net expenses(e)	0.62	%(c)(f)	0.64	%(f)	0.70	%(d)(f)	0.70	%(d)(f)	0.64	%(d)(f)	0.50	%(d)(f)
Net investment income	1.61	%(c)	1.77%		1.54%		1.46%		1.65%		1.86%
Supplemental data
Net assets, end of period (in thousands)	$189,014		$214,575		$254,500		$365,205		$451,824		$382,637
Portfolio turnover	47%		92%		67%		63%		122%		246%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I, Class R, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2013
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Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed

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Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	124,466	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	98,961
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(264,463)

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	378

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report

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Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.69% to 0.52% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.69% of the Fund's average daily net assets.

Effective July 1, 2013, the Investment Manager has contractually agreed to waive 0.10% of the Fund's investment management fee through June 30, 2014. Prior to July 1, 2013, the Investment Manager contractually agreed to waive 0.15% of the Fund's investment management fee. The annualized effective investment management fee waiver for the six months ended August 31, 2013 was 0.13% of the Fund's average daily net assets.

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Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

The annualized effective investment management fee rate, net of fee waivers, for the six months ended August 31, 2013 was 0.56% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expense include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $1,192.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Beginning November 1, 2012, Class Y shares are not subject to transfer agent fees for at least twelve months.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class R	0.21
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $120.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.

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Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2013 through June 30, 2014	Prior to July 1, 2013
Class A	0.90%	0.86%
Class I	0.49	0.46
Class R	1.15	1.11
Class Y	0.49	0.46
Class Z	0.65	0.61

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $162,729,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$72,558,000
Unrealized depreciation	(1,980,000)
Net unrealized appreciation	$70,578,000

The following capital loss carryforward, determined as of February 28, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$106,916,233

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $118,611,197 and $175,464,498, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, one unaffiliated shareholder account owned 78.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million.

Semiannual Report 2013
25

Columbia Large Cap Enhanced Core Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
26

Columbia Large Cap Enhanced Core Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In

Semiannual Report 2013
27

Columbia Large Cap Enhanced Core Fund

Approval of Investment Management Services Agreement (continued)

addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2013
28

Columbia Large Cap Enhanced Core Fund

Approval of Investment Management Services Agreement (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013
29

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Semiannual Report 2013
32

Columbia Large Cap Enhanced Core Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Large Cap Enhanced Core Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR173_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Large Cap Index Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Large Cap Index Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	18
Statement of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	26
Approval of Investment Management Services Agreement	33
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Large Cap Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Large Cap Index Fund (the Fund) Class A shares returned 8.71% for the six-month period that ended August 31, 2013.

>  The Fund slightly underperformed its benchmark, the S&P 500 Index, which returned 8.95% for the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/10/95	8.71	18.17	6.89	6.71
Class B*	09/23/05
Excluding sales charges		8.29	17.28	6.10	5.92
Including sales charges		3.29	12.28	5.78	5.92
Class I*	11/16/11	8.85	18.48	7.13	6.93
Class R5*	11/08/12	8.86	18.47	7.17	6.98
Class Z	12/15/93	8.82	18.45	7.17	6.98
S&P 500 Index		8.95	18.70	7.32	7.12

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Large Cap Index Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Apple, Inc.	3.1
Exxon Mobil Corp.	2.7
Microsoft Corp.	1.7
Johnson & Johnson	1.7
General Electric Co.	1.6
Chevron Corp.	1.6
Google, Inc., Class A	1.6
Procter & Gamble Co. (The)	1.5
Berkshire Hathaway, Inc., Class B	1.4
Wells Fargo & Co.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2013)
Common Stocks	97.8
Consumer Discretionary	12.0
Consumer Staples	10.0
Energy	10.4
Financials	16.0
Health Care	12.6
Industrials	10.1
Information Technology	17.7
Materials	3.4
Telecommunication Services	2.5
Utilities	3.1
Money Market Funds	2.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Alfred Alley III, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Large Cap Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,087.10	1,022.81	2.35	2.28	0.45
Class B	1,000.00	1,000.00	1,082.90	1,019.05	6.27	6.07	1.20
Class I	1,000.00	1,000.00	1,088.50	1,024.07	1.05	1.01	0.20
Class R5	1,000.00	1,000.00	1,088.60	1,024.07	1.05	1.01	0.20
Class Z	1,000.00	1,000.00	1,088.20	1,024.07	1.05	1.01	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
4

Columbia Large Cap Index Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%

Issuer	Shares	Value ($)
Consumer Discretionary 12.0%
Auto Components 0.4%
BorgWarner, Inc.	20,967	2,024,993
Delphi Automotive PLC	52,757	2,902,690
Goodyear Tire & Rubber Co. (The)(a)	44,550	896,346
Johnson Controls, Inc.	124,288	5,037,393
Total		10,861,422
Automobiles 0.7%
Ford Motor Co.	713,291	11,548,181
General Motors Co.(a)	139,679	4,760,260
Harley-Davidson, Inc.	40,669	2,439,327
Total		18,747,768
Distributors 0.1%
Genuine Parts Co.	28,118	2,165,367
Diversified Consumer Services 0.1%
H&R Block, Inc.	49,410	1,379,033
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	80,562	2,907,483
Chipotle Mexican Grill, Inc.(a)	5,609	2,289,426
Darden Restaurants, Inc.	23,554	1,088,430
International Game Technology	47,248	892,515
Marriott International, Inc., Class A	43,467	1,738,245
McDonald's Corp.	181,906	17,164,650
Starbucks Corp.	135,847	9,579,931
Starwood Hotels & Resorts Worldwide, Inc.	35,302	2,257,210
Wyndham Worldwide Corp.	24,653	1,463,402
Wynn Resorts Ltd.	14,478	2,041,977
Yum! Brands, Inc.	81,620	5,715,032
Total		47,138,301
Household Durables 0.3%
D.R. Horton, Inc.	50,870	908,029
Garmin Ltd.	19,872	810,181
Harman International Industries, Inc.	12,330	789,367
Leggett & Platt, Inc.	25,927	749,809
Lennar Corp., Class A	30,020	954,936
Newell Rubbermaid, Inc.	52,346	1,324,354
PulteGroup, Inc.	61,874	952,241
Whirlpool Corp.	14,364	1,847,929
Total		8,336,846
Common Stocks (continued)

Issuer	Shares	Value ($)
Internet & Catalog Retail 1.2%
Amazon.com, Inc.(a)	66,081	18,567,439
Expedia, Inc.	16,919	791,133
Netflix, Inc.(a)	10,187	2,892,191
priceline.com, Inc.(a)	9,359	8,783,702
TripAdvisor, Inc.(a)	20,031	1,481,693
Total		32,516,158
Leisure Equipment & Products 0.1%
Hasbro, Inc.	20,892	952,257
Mattel, Inc.	62,670	2,538,135
Total		3,490,392
Media 3.6%
Cablevision Systems Corp., Class A	39,253	695,956
CBS Corp., Class B Non Voting	103,538	5,290,792
Comcast Corp., Class A	477,816	20,111,275
DIRECTV(a)	101,346	5,896,310
Discovery Communications, Inc., Class A(a)	44,402	3,441,599
Gannett Co., Inc.	41,530	1,000,458
Interpublic Group of Companies, Inc. (The)	77,730	1,221,916
News Corp., Class A(a)	90,291	1,417,569
Omnicom Group, Inc.	46,918	2,845,577
Scripps Networks Interactive, Inc., Class A	15,427	1,134,347
Time Warner Cable, Inc.	52,793	5,667,328
Time Warner, Inc.	169,137	10,237,863
Twenty-First Century Fox, Inc.	361,164	11,315,268
Viacom, Inc., Class B	80,946	6,440,064
Walt Disney Co. (The)	326,769	19,877,358
Washington Post Co. (The), Class B	821	463,044
Total		97,056,724
Multiline Retail 0.8%
Dollar General Corp.(a)	54,651	2,949,515
Dollar Tree, Inc.(a)	40,613	2,140,305
Family Dollar Stores, Inc.	17,312	1,232,441
JCPenney Co., Inc.(a)	34,782	434,079
Kohl's Corp.	36,970	1,896,931
Macy's, Inc.	69,611	3,092,817
Nordstrom, Inc.	26,982	1,503,707
Target Corp.	116,433	7,371,373
Total		20,621,168

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 2.3%
Abercrombie & Fitch Co., Class A	14,216	501,967
AutoNation, Inc.(a)	7,044	329,237
AutoZone, Inc.(a)	6,592	2,768,245
Bed Bath & Beyond, Inc.(a)	39,661	2,924,602
Best Buy Co., Inc.	48,714	1,753,704
CarMax, Inc.(a)	40,745	1,937,832
GameStop Corp., Class A	21,592	1,084,134
Gap, Inc. (The)	52,610	2,127,548
Home Depot, Inc. (The)	265,052	19,743,724
L Brands, Inc.	43,581	2,499,806
Lowe's Companies, Inc.	194,583	8,915,793
O'Reilly Automotive, Inc.(a)	20,044	2,459,599
PetSmart, Inc.	18,746	1,320,281
Ross Stores, Inc.	39,882	2,682,463
Staples, Inc.	120,463	1,675,640
Tiffany & Co.	21,759	1,677,837
TJX Companies, Inc.	130,598	6,885,127
Urban Outfitters, Inc.(a)	19,995	838,390
Total		62,125,929
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	50,984	2,692,465
Fossil Group, Inc.(a)	9,581	1,112,737
Nike, Inc., Class B	131,334	8,250,402
PVH Corp.	14,705	1,893,269
Ralph Lauren Corp.	11,050	1,827,780
VF Corp.	15,898	2,976,265
Total		18,752,918
Total Consumer Discretionary		323,192,026
Consumer Staples 10.0%
Beverages 2.2%
Beam, Inc.	29,192	1,828,879
Brown-Forman Corp., Class B	27,519	1,843,498
Coca-Cola Co. (The)	694,969	26,533,916
Coca-Cola Enterprises, Inc.	46,740	1,748,076
Constellation Brands, Inc., Class A(a)	27,962	1,516,939
Dr. Pepper Snapple Group, Inc.	37,024	1,657,194
Molson Coors Brewing Co., Class B	28,494	1,390,222

Common Stocks (continued)

Issuer	Shares	Value ($)
Monster Beverage Corp.(a)	26,198	1,503,503
PepsiCo, Inc.	280,587	22,371,202
Total		60,393,429
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	79,233	8,863,796
CVS Caremark Corp.	222,158	12,896,272
Kroger Co. (The)	94,362	3,453,649
Safeway, Inc.	43,746	1,133,021
SYSCO Corp.	107,684	3,448,042
Wal-Mart Stores, Inc.	297,266	21,694,472
Walgreen Co.	156,442	7,520,167
Whole Foods Market, Inc.	62,585	3,301,359
Total		62,310,778
Food Products 1.6%
Archer-Daniels-Midland Co.	119,577	4,210,306
Campbell Soup Co.	32,386	1,398,427
ConAgra Foods, Inc.	75,627	2,557,705
General Mills, Inc.	116,969	5,768,911
Hershey Co. (The)	27,198	2,500,856
Hormel Foods Corp.	24,507	1,015,325
JM Smucker Co. (The)	19,461	2,065,591
Kellogg Co.	46,044	2,795,331
Kraft Foods Group, Inc.	107,863	5,584,068
McCormick & Co., Inc.	23,933	1,619,067
Mead Johnson Nutrition Co.	36,738	2,756,452
Mondelez International, Inc., Class A	323,777	9,930,241
Tyson Foods, Inc., Class A	51,507	1,491,128
Total		43,693,408
Household Products 2.1%
Clorox Co. (The)	23,889	1,975,620
Colgate-Palmolive Co.	159,085	9,190,341
Kimberly-Clark Corp.	69,784	6,523,408
Procter & Gamble Co. (The)	497,295	38,734,308
Total		56,423,677
Personal Products 0.2%
Avon Products, Inc.	78,584	1,553,606
Estee Lauder Companies, Inc. (The), Class A	43,633	2,851,853
Total		4,405,459

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 1.6%
Altria Group, Inc.	364,458	12,347,837
Lorillard, Inc.	68,541	2,899,284
Philip Morris International, Inc.	296,752	24,760,987
Reynolds American, Inc.	57,765	2,751,347
Total		42,759,455
Total Consumer Staples		269,986,206
Energy 10.4%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	80,167	3,726,964
Cameron International Corp.(a)	45,006	2,555,891
Diamond Offshore Drilling, Inc.	12,613	807,610
Ensco PLC, Class A	42,270	2,348,521
FMC Technologies, Inc.(a)	43,036	2,308,020
Halliburton Co.	156,812	7,526,976
Helmerich & Payne, Inc.	19,308	1,217,176
Nabors Industries Ltd.	53,457	823,238
National Oilwell Varco, Inc.	77,527	5,760,256
Noble Corp.	45,955	1,709,526
Rowan Companies PLC, Class A(a)	22,535	798,190
Schlumberger Ltd.	241,220	19,524,347
Total		49,106,715
Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	90,989	8,318,214
Apache Corp.	71,100	6,091,848
Cabot Oil & Gas Corp.	76,478	2,992,584
Chesapeake Energy Corp.	94,155	2,430,141
Chevron Corp.	351,815	42,369,081
ConocoPhillips	221,844	14,708,257
CONSOL Energy, Inc.	41,483	1,295,514
Denbury Resources, Inc.(a)	67,708	1,170,671
Devon Energy Corp.	68,509	3,911,179
EOG Resources, Inc.	49,367	7,753,087
EQT Corp.	27,295	2,339,727
Exxon Mobil Corp.(b)	806,765	70,317,637
Hess Corp.	54,192	4,056,271
Kinder Morgan Management LLC(c)	1	48
Kinder Morgan, Inc.	114,637	4,348,182
Marathon Oil Corp.	128,610	4,428,042

Common Stocks (continued)

Issuer	Shares	Value ($)
Marathon Petroleum Corp.	58,930	4,273,014
Murphy Oil Corp.	32,918	2,219,332
Newfield Exploration Co.(a)	24,575	585,377
Noble Energy, Inc.	65,165	4,003,086
Occidental Petroleum Corp.	146,179	12,894,450
Peabody Energy Corp.	48,922	841,458
Phillips 66	112,355	6,415,471
Pioneer Natural Resources Co.	24,781	4,335,932
QEP Resources, Inc.	32,526	888,610
Range Resources Corp.	29,589	2,218,583
Southwestern Energy Co.(a)	63,780	2,436,396
Spectra Energy Corp.	121,421	4,020,249
Tesoro Corp.	24,643	1,135,796
Valero Energy Corp.	98,953	3,515,800
Williams Companies, Inc. (The)	123,870	4,489,049
WPX Energy, Inc.(a)	36,330	677,918
Total		231,481,004
Total Energy		280,587,719
Financials 16.0%
Capital Markets 2.1%
Ameriprise Financial, Inc.(d)	36,566	3,150,161
Bank of New York Mellon Corp. (The)	210,592	6,263,006
BlackRock, Inc.	22,652	5,896,768
Charles Schwab Corp. (The)	199,730	4,170,362
E*TRADE Financial Corp.(a)	52,044	730,698
Franklin Resources, Inc.	75,225	3,472,386
Goldman Sachs Group, Inc. (The)	78,201	11,896,718
Invesco Ltd.	80,678	2,449,384
Legg Mason, Inc.	20,229	657,847
Morgan Stanley	248,955	6,413,081
Northern Trust Corp.	39,502	2,167,475
State Street Corp.	82,751	5,521,147
T. Rowe Price Group, Inc.	47,055	3,300,438
Total		56,089,471
Commercial Banks 2.8%
BB&T Corp.	127,317	4,323,685
Comerica, Inc.	33,865	1,383,047
Fifth Third Bancorp	158,698	2,902,586
Huntington Bancshares, Inc.	152,187	1,254,021

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
KeyCorp	167,020	1,949,123
M&T Bank Corp.	22,237	2,520,342
PNC Financial Services Group, Inc. (The)	96,060	6,942,256
Regions Financial Corp.	256,448	2,410,611
SunTrust Banks, Inc.	97,790	3,131,236
U.S. Bancorp	335,605	12,125,409
Wells Fargo & Co.	893,724	36,714,182
Zions Bancorporation	33,431	935,065
Total		76,591,563
Consumer Finance 0.9%
American Express Co.	173,426	12,471,064
Capital One Financial Corp.	105,992	6,841,783
Discover Financial Services	88,984	4,204,494
SLM Corp.	80,599	1,933,570
Total		25,450,911
Diversified Financial Services 3.9%
Bank of America Corp.	1,956,027	27,619,101
Citigroup, Inc.	552,111	26,683,525
CME Group, Inc.	55,736	3,963,387
IntercontinentalExchange, Inc.(a)	13,204	2,373,419
JPMorgan Chase & Co.	685,797	34,653,322
Leucadia National Corp.	53,534	1,334,603
McGraw Hill Financial, Inc.	49,734	2,902,973
Moody's Corp.	35,186	2,236,422
NASDAQ OMX Group, Inc. (The)	21,358	637,750
NYSE Euronext	44,091	1,843,004
Total		104,247,506
Insurance 4.3%
ACE Ltd.	61,722	5,414,254
Aflac, Inc.	84,594	4,888,687
Allstate Corp. (The)	85,032	4,074,734
American International Group, Inc.(a)	267,873	12,445,380
Aon PLC	56,089	3,723,188
Assurant, Inc.	13,969	740,916
Berkshire Hathaway, Inc., Class B(a)	331,000	36,813,820
Chubb Corp. (The)	47,025	3,911,069
Cincinnati Financial Corp.	26,665	1,218,057
Genworth Financial, Inc., Class A(a)	89,468	1,055,722
Hartford Financial Services Group, Inc.	82,718	2,448,453

Common Stocks (continued)

Issuer	Shares	Value ($)
Lincoln National Corp.	48,711	2,047,810
Loews Corp.	55,754	2,478,823
Marsh & McLennan Companies, Inc.	99,875	4,117,846
MetLife, Inc.	198,683	9,177,168
Principal Financial Group, Inc.	50,045	2,047,841
Progressive Corp. (The)	100,557	2,520,964
Prudential Financial, Inc.	84,553	6,331,329
Torchmark Corp.	16,781	1,156,043
Travelers Companies, Inc. (The)	68,299	5,457,090
Unum Group	48,432	1,430,197
XL Group PLC	52,565	1,553,821
Total		115,053,212
Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.	71,758	4,986,463
Apartment Investment & Management Co., Class A	26,474	728,829
AvalonBay Communities, Inc.	22,067	2,734,101
Boston Properties, Inc.	27,533	2,822,133
Equity Residential	58,160	3,017,922
HCP, Inc.	82,463	3,358,718
Health Care REIT, Inc.	51,608	3,170,796
Host Hotels & Resorts, Inc.	135,125	2,301,179
Kimco Realty Corp.	74,166	1,485,545
Macerich Co. (The)	24,948	1,404,074
Plum Creek Timber Co., Inc.	29,546	1,309,183
ProLogis, Inc.	90,399	3,185,661
Public Storage	26,193	3,998,885
Simon Property Group, Inc.	56,400	8,213,532
Ventas, Inc.	53,193	3,311,796
Vornado Realty Trust	30,865	2,509,325
Weyerhaeuser Co.	104,571	2,863,154
Total		51,401,296
Real Estate Management & Development —%
CBRE Group, Inc., Class A(a)	55,100	1,205,037
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	86,254	792,674
People's United Financial, Inc.	61,515	874,744
Total		1,667,418
Total Financials		431,706,414

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 12.6%
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc.(a)	35,408	3,815,566
Amgen, Inc.	136,078	14,824,337
Biogen Idec, Inc.(a)	43,070	9,174,772
Celgene Corp.(a)	75,684	10,594,246
Gilead Sciences, Inc.(a)	276,766	16,680,687
Regeneron Pharmaceuticals, Inc.(a)	13,859	3,358,174
Total		58,447,782
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	282,846	9,427,257
Baxter International, Inc.	98,334	6,840,113
Becton Dickinson and Co.	35,246	3,432,256
Boston Scientific Corp.(a)	244,784	2,589,815
CareFusion Corp.(a)	39,883	1,429,806
Covidien PLC	85,365	5,070,681
CR Bard, Inc.	13,581	1,560,049
DENTSPLY International, Inc.	25,998	1,091,656
Edwards Lifesciences Corp.(a)	20,496	1,442,508
Intuitive Surgical, Inc.(a)	7,287	2,816,571
Medtronic, Inc.	183,504	9,496,332
St. Jude Medical, Inc.	51,414	2,591,780
Stryker Corp.	52,133	3,487,176
Varian Medical Systems, Inc.(a)	19,673	1,385,963
Zimmer Holdings, Inc.	30,549	2,416,120
Total		55,078,083
Health Care Providers & Services 2.0%
Aetna, Inc.	68,630	4,350,456
AmerisourceBergen Corp.	41,897	2,384,777
Cardinal Health, Inc.	62,021	3,118,416
CIGNA Corp.	51,770	4,073,781
DaVita HealthCare Partners, Inc.(a)	15,357	1,651,031
Express Scripts Holding Co.(a)	148,117	9,461,714
Five Star Quality Care, Inc.(c)(e)	—	1
Humana, Inc.	28,578	2,631,462
Laboratory Corp. of America Holdings(a)	16,868	1,614,605
McKesson Corp.	41,117	4,992,015
Patterson Companies, Inc.	15,177	605,259
Quest Diagnostics, Inc.	28,673	1,680,811
Tenet Healthcare Corp.(a)	18,780	733,359

Common Stocks (continued)

Issuer	Shares	Value ($)
UnitedHealth Group, Inc.	185,073	13,277,137
WellPoint, Inc.	54,499	4,640,045
Total		55,214,869
Health Care Technology 0.1%
Cerner Corp.(a)	53,016	2,441,917
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	62,503	2,915,140
Life Technologies Corp.(a)	31,262	2,326,205
PerkinElmer, Inc.	20,310	730,551
Thermo Fisher Scientific, Inc.	65,125	5,785,054
Waters Corp.(a)	15,548	1,536,920
Total		13,293,870
Pharmaceuticals 5.8%
AbbVie, Inc.	287,357	12,244,282
Actavis, Inc.(a)	23,179	3,133,337
Allergan, Inc.	53,780	4,753,076
Bristol-Myers Squibb Co.	298,030	12,424,871
Eli Lilly & Co.	179,878	9,245,729
Forest Laboratories, Inc.(a)	42,579	1,810,885
Hospira, Inc.(a)	30,028	1,171,993
Johnson & Johnson	509,654	44,039,202
Merck & Co., Inc.	547,888	25,909,624
Mylan, Inc.(a)	69,146	2,443,620
Perrigo Co.	16,039	1,949,540
Pfizer, Inc.	1,210,812	34,157,007
Zoetis, Inc.	90,722	2,644,546
Total		155,927,712
Total Health Care		340,404,233
Industrials 10.1%
Aerospace & Defense 2.6%
Boeing Co. (The)	123,892	12,874,857
General Dynamics Corp.	60,238	5,014,813
Honeywell International, Inc.	142,757	11,359,174
L-3 Communications Holdings, Inc.	16,329	1,474,999
Lockheed Martin Corp.	48,252	5,907,010
Northrop Grumman Corp.	42,670	3,937,161
Precision Castparts Corp.	26,551	5,608,633
Raytheon Co.	58,899	4,441,574
Rockwell Collins, Inc.	24,617	1,742,145

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Textron, Inc.	50,415	1,358,180
United Technologies Corp.	153,457	15,361,046
Total		69,079,592
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	29,132	1,656,737
Expeditors International of Washington, Inc.	37,488	1,520,513
FedEx Corp.	53,469	5,740,432
United Parcel Service, Inc., Class B	128,917	11,032,717
Total		19,950,399
Airlines 0.1%
Southwest Airlines Co.	131,056	1,678,827
Building Products —%
Masco Corp.	64,751	1,225,089
Commercial Services & Supplies 0.5%
ADT Corp. (The)	39,697	1,581,131
Cintas Corp.	18,896	902,473
Iron Mountain, Inc.	30,444	785,455
Pitney Bowes, Inc.	36,556	596,594
Republic Services, Inc.	53,846	1,750,533
Stericycle, Inc.(a)	15,655	1,762,127
Tyco International Ltd.	84,190	2,781,638
Waste Management, Inc.	79,654	3,221,208
Total		13,381,159
Construction & Engineering 0.2%
Fluor Corp.	29,552	1,874,483
Jacobs Engineering Group, Inc.(a)	23,732	1,383,101
Quanta Services, Inc.(a)	38,637	1,009,971
Total		4,267,555
Electrical Equipment 0.7%
Eaton Corp. PLC	85,841	5,435,452
Emerson Electric Co.	130,433	7,874,241
Rockwell Automation, Inc.	25,340	2,463,808
Roper Industries, Inc.	17,966	2,222,394
Total		17,995,895
Industrial Conglomerates 2.3%
3M Co.	115,213	13,085,893
Danaher Corp.	105,577	6,917,405
General Electric Co.	1,876,146	43,414,018
Total		63,417,316

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 1.7%
Caterpillar, Inc.	119,296	9,846,692
Cummins, Inc.	32,017	3,944,494
Deere & Co.	70,408	5,888,925
Dover Corp.	31,045	2,640,377
Flowserve Corp.	25,944	1,447,416
Illinois Tool Works, Inc.	75,190	5,373,829
Ingersoll-Rand PLC	50,436	2,982,785
Joy Global, Inc.	19,281	947,083
PACCAR, Inc.	64,180	3,440,690
Pall Corp.	20,244	1,399,670
Parker Hannifin Corp.	27,081	2,706,746
Pentair Ltd.	37,070	2,228,278
Snap-On, Inc.	10,573	989,633
Stanley Black & Decker, Inc.	29,379	2,504,853
Xylem, Inc.	33,620	833,104
Total		47,174,575
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	7,248	721,031
Equifax, Inc.	21,884	1,293,126
Nielsen Holdings NV	38,030	1,312,035
Robert Half International, Inc.	25,319	893,001
Total		4,219,193
Road & Rail 0.9%
CSX Corp.	185,428	4,563,383
Kansas City Southern	19,992	2,107,557
Norfolk Southern Corp.	57,171	4,125,459
Ryder System, Inc.	9,421	523,902
Union Pacific Corp.	84,694	13,003,917
Total		24,324,218
Trading Companies & Distributors 0.2%
Fastenal Co.	48,983	2,154,762
WW Grainger, Inc.	10,852	2,684,242
Total		4,839,004
Total Industrials		271,552,822
Information Technology 17.6%
Communications Equipment 1.9%
Cisco Systems, Inc.	969,694	22,603,567
F5 Networks, Inc.(a)	14,298	1,192,167

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Harris Corp.	19,883	1,125,974
JDS Uniphase Corp.(a)	42,917	550,625
Juniper Networks, Inc.(a)	91,856	1,736,079
Motorola Solutions, Inc.	49,291	2,760,789
QUALCOMM, Inc.	313,504	20,779,045
Total		50,748,246
Computers & Peripherals 4.2%
Apple, Inc.	170,312	82,950,460
Dell, Inc.	266,298	3,666,923
EMC Corp.	381,183	9,826,898
Hewlett-Packard Co.	349,923	7,817,280
NetApp, Inc.	65,399	2,716,674
SanDisk Corp.	44,150	2,436,197
Seagate Technology PLC	57,901	2,218,766
Western Digital Corp.	38,601	2,393,262
Total		114,026,460
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	28,999	2,197,254
Corning, Inc.	267,645	3,757,736
FLIR Systems, Inc.	25,744	805,272
Jabil Circuit, Inc.	33,459	763,535
Molex, Inc.	25,149	729,824
TE Connectivity Ltd.	75,376	3,693,424
Total		11,947,045
Internet Software & Services 2.2%
Akamai Technologies, Inc.(a)	32,242	1,482,487
eBay, Inc.(a)	211,928	10,594,281
Google, Inc., Class A(a)	48,759	41,293,997
VeriSign, Inc.(a)	27,352	1,312,622
Yahoo!, Inc.(a)	172,864	4,688,072
Total		59,371,459
IT Services 3.5%
Accenture PLC, Class A	117,952	8,522,032
Automatic Data Processing, Inc.	88,040	6,264,926
Cognizant Technology Solutions Corp., Class A(a)	54,726	4,011,416
Computer Sciences Corp.	27,258	1,366,989
Fidelity National Information Services, Inc.	53,183	2,364,516
Fiserv, Inc.(a)	24,162	2,326,076
International Business Machines Corp.	189,112	34,469,444

Common Stocks (continued)

Issuer	Shares	Value ($)
Mastercard, Inc., Class A	18,970	11,497,338
Paychex, Inc.	58,764	2,272,991
SAIC, Inc.	51,582	777,341
Teradata Corp.(a)	29,648	1,736,187
Total System Services, Inc.	29,182	807,466
Visa, Inc., Class A	91,956	16,038,965
Western Union Co. (The)	101,084	1,772,003
Total		94,227,690
Office Electronics 0.1%
Xerox Corp.	222,795	2,223,494
Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc.(a)	110,193	360,331
Altera Corp.	58,087	2,042,920
Analog Devices, Inc.	55,914	2,587,700
Applied Materials, Inc.	218,022	3,272,510
Broadcom Corp., Class A	95,316	2,407,682
First Solar, Inc.(a)	12,055	442,660
Intel Corp.	901,955	19,824,971
KLA-Tencor Corp.	30,099	1,659,960
Lam Research Corp.(a)	29,524	1,377,885
Linear Technology Corp.	42,323	1,622,240
LSI Corp.	99,714	738,881
Microchip Technology, Inc.	35,770	1,388,234
Micron Technology, Inc.(a)	186,906	2,536,314
NVIDIA Corp.	104,859	1,546,670
Teradyne, Inc.(a)	34,591	530,972
Texas Instruments, Inc.	201,249	7,687,712
Xilinx, Inc.	47,876	2,078,776
Total		52,106,418
Software 3.4%
Adobe Systems, Inc.(a)	91,073	4,166,590
Autodesk, Inc.(a)	40,788	1,498,959
BMC Software, Inc.(a)	24,033	1,105,518
CA, Inc.	60,099	1,757,896
Citrix Systems, Inc.(a)	33,952	2,402,783
Electronic Arts, Inc.(a)	54,911	1,462,829
Intuit, Inc.	50,643	3,217,350
Microsoft Corp.	1,363,727	45,548,482
Oracle Corp.	666,680	21,240,425

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Red Hat, Inc.(a)	34,401	1,737,938
Salesforce.com, Inc.(a)	98,477	4,838,175
Symantec Corp.	126,400	3,237,104
Total		92,214,049
Total Information Technology		476,864,861
Materials 3.3%
Chemicals 2.4%
Air Products & Chemicals, Inc.	37,800	3,860,892
Airgas, Inc.	11,958	1,215,531
CF Industries Holdings, Inc.	10,757	2,047,487
Dow Chemical Co. (The)	219,472	8,208,253
Eastman Chemical Co.	28,127	2,137,652
Ecolab, Inc.	48,338	4,415,676
EI du Pont de Nemours & Co.	167,012	9,456,219
FMC Corp.	24,700	1,645,267
International Flavors & Fragrances, Inc.	14,786	1,168,242
LyondellBasell Industries NV, Class A	68,918	4,834,598
Monsanto Co.	96,862	9,481,821
Mosaic Co. (The)	50,213	2,091,372
PPG Industries, Inc.	25,882	4,043,027
Praxair, Inc.	53,662	6,299,919
Sherwin-Williams Co. (The)	15,536	2,678,406
Sigma-Aldrich Corp.	21,834	1,800,650
Total		65,385,012
Construction Materials 0.1%
Vulcan Materials Co.	23,579	1,127,076
Containers & Packaging 0.2%
Avery Dennison Corp.	18,069	772,630
Ball Corp.	26,992	1,198,985
Bemis Co., Inc.	18,669	742,840
MeadWestvaco Corp.	32,107	1,151,036
Owens-Illinois, Inc.(a)	29,847	847,356
Sealed Air Corp.	35,534	1,009,166
Total		5,722,013
Metals & Mining 0.5%
Alcoa, Inc.	194,035	1,494,070
Allegheny Technologies, Inc.	19,588	523,195
Cliffs Natural Resources, Inc.	27,778	579,727
Freeport-McMoRan Copper & Gold, Inc.	188,376	5,692,723

Common Stocks (continued)

Issuer	Shares	Value ($)
Newmont Mining Corp.	90,216	2,866,162
Nucor Corp.	57,660	2,622,953
United States Steel Corp.	26,180	468,622
Total		14,247,452
Paper & Forest Products 0.1%
International Paper Co.	80,715	3,810,555
Total Materials		90,292,108
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	976,165	33,023,662
CenturyLink, Inc.	110,507	3,659,992
Frontier Communications Corp.	181,036	783,886
Verizon Communications, Inc.	519,131	24,596,427
Windstream Holdings, Inc.	107,553	867,952
Total		62,931,919
Wireless Telecommunication Services 0.2%
Crown Castle International Corp.(a)	53,193	3,692,658
Total Telecommunication Services		66,624,577
Utilities 3.1%
Electric Utilities 1.7%
American Electric Power Co., Inc.	88,190	3,774,532
Duke Energy Corp.	128,052	8,400,211
Edison International	59,116	2,712,833
Entergy Corp.	32,330	2,044,226
Exelon Corp.	155,288	4,734,731
FirstEnergy Corp.	75,882	2,843,299
NextEra Energy, Inc.	77,048	6,191,577
Northeast Utilities	57,086	2,338,814
Pepco Holdings, Inc.	45,104	854,270
Pinnacle West Capital Corp.	19,949	1,082,632
PPL Corp.	114,746	3,522,702
Southern Co. (The)	157,927	6,572,922
Xcel Energy, Inc.	90,221	2,518,970
Total		47,591,719
Gas Utilities 0.1%
AGL Resources, Inc.	21,443	942,420
ONEOK, Inc.	37,397	1,923,701
Total		2,866,121

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)	112,428	1,428,960
NRG Energy, Inc.	58,513	1,535,966
Total		2,964,926
Multi-Utilities 1.2%
Ameren Corp.	44,024	1,488,452
CenterPoint Energy, Inc.	77,754	1,782,899
CMS Energy Corp.	48,216	1,279,171
Consolidated Edison, Inc.	53,144	2,988,287
Dominion Resources, Inc.	104,815	6,115,955
DTE Energy Co.	31,562	2,110,551
Integrys Energy Group, Inc.	14,357	802,844
NiSource, Inc.	56,617	1,656,613
PG&E Corp.	80,229	3,318,272
Public Service Enterprise Group, Inc.	91,805	2,976,318
SCANA Corp.	25,311	1,217,965
Sempra Energy	40,898	3,452,609
TECO Energy, Inc.	37,110	613,428
Wisconsin Energy Corp.	41,500	1,703,160
Total		31,506,524
Total Utilities		84,929,290
Total Common Stocks (Cost: $2,013,152,361)		2,636,140,256

Money Market Funds 2.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(d)(f)	60,383,160	60,383,160
Total Money Market Funds (Cost: $60,383,160)		60,383,160
Total Investments (Cost: $2,073,535,521)		2,696,523,416
Other Assets & Liabilities, Net		5,224,492
Net Assets		2,701,747,908

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 Index	163	66,475,475	September 2013	—	(413,834)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2013, investments in securities included securities valued at $5,229,600 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2013 was $49, representing less than 0.01% of net assets. Information concerning such security holdings at August 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Five Star Quality Care, Inc.	01/02/02	2
Kinder Morgan Management LLC	09/26/02 - 05/20/08	14

The accompanying Notes to Financial Statements are an integral part of this statement.

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13

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	1,159,328	—	(43,277)	31,542	1,147,593	38,166	3,150,161
Columbia Short-Term Cash Fund	57,654,389	108,162,849	(105,434,078)	—	60,383,160	31,598	60,383,160
Total	58,813,717	108,162,849	(105,477,355)	31,542	61,530,753	69,764	63,533,321

(e)  Represents fractional shares.

(f)  The rate shown is the seven-day current annualized yield at August 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

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14

Columbia Large Cap Index Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	323,192,026	—	—	323,192,026
Consumer Staples	269,986,206	—	—	269,986,206
Energy	280,587,671	48	—	280,587,719
Financials	431,706,414	—	—	431,706,414
Health Care	340,404,232	1	—	340,404,233
Industrials	271,552,822	—	—	271,552,822
Information Technology	476,864,861	—	—	476,864,861
Materials	90,292,108	—	—	90,292,108
Telecommunication Services	66,624,577	—	—	66,624,577
Utilities	84,929,290	—	—	84,929,290
Total Equity Securities	2,636,140,207	49	—	2,636,140,256
Mutual Funds
Money Market Funds	60,383,160	—	—	60,383,160
Total Mutual Funds	60,383,160	—	—	60,383,160
Investments in Securities	2,696,523,367	49	—	2,696,523,416
Derivatives
Liabilities
Futures Contracts	(413,834)	—	—	(413,834)
Total	2,696,109,533	49	—	2,696,109,582

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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15

Columbia Large Cap Index Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,012,004,768)	$2,632,990,095
Affiliated issuers (identified cost $61,530,753)	63,533,321
Total investments (identified cost $2,073,535,521)	2,696,523,416
Receivable for:
Capital shares sold	2,074,810
Dividends	5,999,846
Expense reimbursement due from Investment Manager	148
Total assets	2,704,598,220
Liabilities
Payable for:
Capital shares purchased	2,468,139
Variation margin	220,503
Investment management fees	7,429
Distribution and/or service fees	4,394
Administration fees	7,429
Compensation of board members	139,133
Other expenses	3,285
Total liabilities	2,850,312
Net assets applicable to outstanding capital stock	$2,701,747,908
Represented by
Paid-in capital	$2,095,374,213
Undistributed net investment income	24,112,025
Accumulated net realized loss	(40,312,391)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	620,985,327
Investments — affiliated issuers	2,002,568
Futures contracts	(413,834)
Total — representing net assets applicable to outstanding capital stock	$2,701,747,908

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Large Cap Index Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$639,213,743
Shares outstanding	20,215,499
Net asset value per share	$31.62
Class B
Net assets	$242,421
Shares outstanding	7,667
Net asset value per share	$31.62
Class I
Net assets	$3,280
Shares outstanding	103
Net asset value per share(a)	$31.78
Class R5
Net assets	$26,662,664
Shares outstanding	829,077
Net asset value per share	$32.16
Class Z
Net assets	$2,035,625,800
Shares outstanding	64,066,303
Net asset value per share	$31.77

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Large Cap Index Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$27,894,267
Dividends — affiliated issuers	69,764
Foreign taxes withheld	(4,285)
Total income	27,959,746
Expenses:
Investment management fees	1,339,291
Distribution and/or service fees
Class A	755,152
Class B	1,516
Administration fees	1,339,291
Compensation of board members	46,220
Other	8,585
Total expenses	3,490,055
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(54,807)
Expense reductions	(8,770)
Total net expenses	3,426,478
Net investment income	24,533,268
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	780,598
Investments — affiliated issuers	31,542
Futures contracts	7,047,002
Net realized gain	7,859,142
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	189,163,655
Investments — affiliated issuers	613,595
Futures contracts	(2,880,662)
Net change in unrealized appreciation (depreciation)	186,896,588
Net realized and unrealized gain	194,755,730
Net increase in net assets resulting from operations	$219,288,998

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Large Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment income	$24,533,268	$50,933,486
Net realized gain	7,859,142	747,045,567
Net change in unrealized appreciation (depreciation)	186,896,588	(468,195,514)
Net increase in net assets resulting from operations	219,288,998	329,783,539
Distributions to shareholders
Net investment income
Class A	(1,485,364)	(10,203,246)
Class B	(366)	(7,896)
Class I	(9)	(66)
Class R5	(9,105)	(50)
Class Z	(5,813,465)	(42,594,114)
Total distributions to shareholders	(7,308,309)	(52,805,372)
Increase (decrease) in net assets from capital stock activity	(15,850,847)	(1,393,088,952)
Total increase (decrease) in net assets	196,129,842	(1,116,110,785)
Net assets at beginning of period	2,505,618,066	3,621,728,851
Net assets at end of period	$2,701,747,908	$2,505,618,066
Undistributed net investment income	$24,112,025	$6,887,066

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

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19

Columbia Large Cap Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	4,116,706	128,810,511	6,742,663	183,652,453
Distributions reinvested	46,299	1,419,048	360,059	9,790,803
Redemptions	(2,606,188)	(80,983,012)	(6,367,900)	(171,641,000)
Net increase	1,556,817	49,246,547	734,822	21,802,256
Class B shares
Subscriptions	—	—	1,184	31,844
Distributions reinvested	11	342	212	5,783
Redemptions(b)	(6,923)	(212,061)	(36,162)	(975,990)
Net decrease	(6,912)	(211,719)	(34,766)	(938,363)
Class R5 shares
Subscriptions	868,508	27,606,128	92	2,500
Distributions reinvested	292	9,097	—	—
Redemptions	(39,815)	(1,288,543)	—	—
Net increase	828,985	26,326,682	92	2,500
Class Z shares
Subscriptions	4,658,583	145,812,870	17,960,330	489,325,782
Distributions reinvested	142,061	4,374,046	1,139,550	31,077,280
Redemptions	(7,715,162)	(241,399,273)	(71,115,547)	(1,934,358,407)
Net decrease	(2,914,518)	(91,212,357)	(52,015,667)	(1,413,955,345)
Total net decrease	(535,628)	(15,850,847)	(51,315,519)	(1,393,088,952)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Large Cap Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$29.16		$26.35		$25.62		$21.30	$14.14		$25.64
Income from investment operations:
Net investment income	0.26		0.50		0.42		0.37	0.34		0.45
Net realized and unrealized gain (loss)	2.28		2.88		0.74		4.30	7.15		(11.54)
Total from investment operations	2.54		3.38		1.16		4.67	7.49		(11.09)
Less distributions to shareholders:
Net investment income	(0.08)		(0.57)		(0.43)		(0.35)	(0.33)		(0.41)
Total distributions to shareholders	(0.08)		(0.57)		(0.43)		(0.35)	(0.33)		(0.41)
Proceeds from regulatory settlements	—		—		—		—	0.00	(a)	—
Net asset value, end of period	$31.62		$29.16		$26.35		$25.62	$21.30		$14.14
Total return	8.71%		12.98%		4.67%		22.09%	53.09%		(43.51%)
Ratios to average net assets(b)
Total gross expenses	0.45	%(c)	0.45	%(d)	0.45%		0.45%	0.45	%(d)	0.45%
Total net expenses(e)	0.45	%(c)(f)	0.44	%(d)(f)	0.42	%(f)	0.39%	0.39	%(d)	0.39	%(f)
Net investment income	1.64	%(c)	1.85%		1.72%		1.64%	1.75%		2.09%
Supplemental data
Net assets, end of period (in thousands)	$639,214		$544,128		$472,381		$383,538	$268,091		$101,119
Portfolio turnover	1%		7%		6%		2%	7%		5%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$29.24		$26.44		$25.70		$21.37	$14.20		$25.70
Income from investment operations:
Net investment income	0.14		0.28		0.22		0.20	0.19		0.28
Net realized and unrealized gain (loss)	2.28		2.89		0.76		4.32	7.18		(11.53)
Total from investment operations	2.42		3.17		0.98		4.52	7.37		(11.25)
Less distributions to shareholders:
Net investment income	(0.04)		(0.37)		(0.24)		(0.19)	(0.20)		(0.25)
Total distributions to shareholders	(0.04)		(0.37)		(0.24)		(0.19)	(0.20)		(0.25)
Proceeds from regulatory settlements	—		—		—		—	0.00	(a)	—
Net asset value, end of period	$31.62		$29.24		$26.44		$25.70	$21.37		$14.20
Total return	8.29%		12.08%		3.90%		21.22%	51.94%		(43.94%)
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)	1.20	%(d)	1.20%		1.20%	1.20	%(d)	1.20%
Total net expenses(e)	1.20	%(c)(f)	1.18	%(d)(f)	1.17	%(f)	1.14%	1.14	%(d)	1.14	%(f)
Net investment income	0.86	%(c)	1.04%		0.90%		0.87%	1.01%		1.28%
Supplemental data
Net assets, end of period (in thousands)	$242		$426		$1,305		$3,550	$3,769		$3,248
Portfolio turnover	1%		7%		6%		2%	7%		5%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Index Fund
Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$29.28		$26.45		$24.22
Income from investment operations:
Net investment income	0.30		0.57		0.15
Net realized and unrealized gain	2.29		2.89		2.49
Total from investment operations	2.59		3.46		2.64
Less distributions to shareholders:
Net investment income	(0.09)		(0.63)		(0.41)
Total distributions to shareholders	(0.09)		(0.63)		(0.41)
Net asset value, end of period	$31.78		$29.28		$26.45
Total return	8.85%		13.28%		11.08%
Ratios to average net assets(b)
Total gross expenses	0.23	%(c)	0.22	%(d)	0.15	%(c)
Total net expenses(e)	0.20	%(c)	0.19	%(d)	0.15	%(c)
Net investment income	1.88	%(c)	2.09%		2.06	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3
Portfolio turnover	1%		7%		6%

Notes to Financial Highlights

(a)  For the period from November 16, 2011 (commencement of operations) to February 29, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Index Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$29.63		$27.28
Income from investment operations:
Net investment income	0.32		0.21
Net realized and unrealized gain	2.30		2.68
Total from investment operations	2.62		2.89
Less distributions to shareholders:
Net investment income	(0.09)		(0.54)
Total distributions to shareholders	(0.09)		(0.54)
Net asset value, end of period	$32.16		$29.63
Total return	8.86%		10.73%
Ratios to average net assets(b)
Total gross expenses	0.21	%(c)	0.14	%(c)
Total net expenses(d)	0.20	%(c)	0.14	%(c)
Net investment income	2.02	%(c)	2.48	%(c)
Supplemental data
Net assets, end of period (in thousands)	$26,663		$3
Portfolio turnover	1%		7%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Index Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$29.28		$26.45		$25.72		$21.37	$14.18		$25.79
Income from investment operations:
Net investment income	0.30		0.57		0.48		0.43	0.38		0.51
Net realized and unrealized gain (loss)	2.28		2.89		0.74		4.33	7.19		(11.59)
Total from investment operations	2.58		3.46		1.22		4.76	7.57		(11.08)
Less distributions to shareholders:
Net investment income	(0.09)		(0.63)		(0.49)		(0.41)	(0.38)		(0.53)
Total distributions to shareholders	(0.09)		(0.63)		(0.49)		(0.41)	(0.38)		(0.53)
Proceeds from regulatory settlements	—		—		—		—	0.00	(a)	—
Net asset value, end of period	$31.77		$29.28		$26.45		$25.72	$21.37		$14.18
Total return	8.82%		13.28%		4.91%		22.44%	53.49%		(43.37%)
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20	%(d)	0.20%		0.20%	0.20	%(d)	0.20%
Total net expenses(e)	0.20	%(c)(f)	0.19	%(d)(f)	0.16	%(f)	0.14%	0.14	%(d)	0.14	%(f)
Net investment income	1.89	%(c)	2.06%		1.95%		1.88%	2.00%		2.31%
Supplemental data
Net assets, end of period (in thousands)	$2,035,626		$1,961,058		$3,148,041		$3,050,979	$2,412,760		$1,359,555
Portfolio turnover	1%		7%		6%		2%	7%		5%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Large Cap Index Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class I, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares have no sales charge.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

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Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk,

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Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2013:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Net assets — unrealized depreciation on futures contracts	413,834	*

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)
Equity risk	—	7,047,002
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)
Equity risk	—	(2,880,662)

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	549

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the

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Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.10% of the Fund's average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution (Rule 12b-1) and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health

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Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $4,573.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agent fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $8,770.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the

Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee and a monthly distribution fee at the maximum annual rates of 0.25% and 0.75%, respectively, of the average daily net assets attributable to Class B shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2014
Class A	0.45%
Class B	1.20
Class I	0.20
Class R5	0.20
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2013
30

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $2,073,536,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$865,598,000
Unrealized depreciation	(242,610,000)
Net unrealized appreciation	$622,988,000

The following capital loss carryforward, determined as of February 28, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$12,602,870

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $36,388,726 and $33,620,080, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, one unaffiliated shareholder account owned 17.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of

Semiannual Report 2013
31

Columbia Large Cap Index Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
32

Columbia Large Cap Index Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In

Semiannual Report 2013
33

Columbia Large Cap Index Fund

Approval of Investment Management Services Agreement (continued)

addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2013
34

Columbia Large Cap Index Fund

Approval of Investment Management Services Agreement (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013
35

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Semiannual Report 2013
36

Columbia Large Cap Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
37

Columbia Large Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR175_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Marsico Focused Equities Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Marsico Focused Equities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	20
Approval of Investment Management Services and Subadvisory Agreements	26
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Marsico Focused Equities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico Focused Equities Fund (the Fund) Class A shares returned 10.32% excluding sales charges for the six-month period that ended August 31, 2013.

>  The Fund outperformed its benchmark, the S&P 500 Index, which returned 8.95% for the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/31/97
Excluding sales charges		10.32	17.57	6.54	6.64
Including sales charges		3.98	10.80	5.28	6.01
Class B	12/31/97
Excluding sales charges		9.85	16.72	5.73	5.84
Including sales charges		4.85	12.12	5.43	5.84
Class C	12/31/97
Excluding sales charges		9.93	16.71	5.75	5.85
Including sales charges		8.93	15.79	5.75	5.85
Class I*	09/27/10	10.60	18.14	6.89	6.82
Class R4*	11/08/12	10.46	17.79	6.58	6.66
Class Z	12/31/97	10.46	17.88	6.80	6.91
S&P 500 Index		8.95	18.70	7.32	7.12

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Marsico Focused Equities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Google, Inc., Class A	7.6
Gilead Sciences, Inc.	6.4
Biogen Idec, Inc.	5.0
Visa, Inc., Class A	5.0
Monsanto Co.	4.9
American International Group, Inc.	4.1
Citigroup, Inc.	4.0
Wynn Resorts Ltd.	3.9
TJX Companies, Inc.	3.6
Schlumberger Ltd.	3.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2013)
Common Stocks	98.9
Consumer Discretionary	23.1
Consumer Staples	1.7
Energy	3.5
Financials	14.4
Health Care	18.2
Industrials	11.3
Information Technology	18.7
Materials	8.0
Money Market Funds	1.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Marsico Focused Equities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,103.20	1,019.05	6.33	6.07	1.20
Class B	1,000.00	1,000.00	1,098.50	1,015.29	10.26	9.85	1.95
Class C	1,000.00	1,000.00	1,099.30	1,015.24	10.31	9.90	1.96
Class I	1,000.00	1,000.00	1,106.00	1,021.41	3.85	3.70	0.73
Class R4	1,000.00	1,000.00	1,104.60	1,020.21	5.12	4.91	0.97
Class Z	1,000.00	1,000.00	1,104.60	1,020.31	5.01	4.81	0.95

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Marsico Focused Equities Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%

Issuer	Shares	Value ($)
Consumer Discretionary 23.2%
Hotels, Restaurants & Leisure 11.2%
Chipotle Mexican Grill, Inc.(a)	49,271	20,110,944
Starbucks Corp.	475,430	33,527,324
Starwood Hotels & Resorts Worldwide, Inc.	430,975	27,556,541
Wynn Resorts Ltd.	298,378	42,083,233
Total		123,278,042
Media 2.9%
Walt Disney Co. (The)	531,798	32,349,272
Specialty Retail 7.6%
AutoZone, Inc.(a)	26,539	11,144,788
Home Depot, Inc. (The)	436,611	32,523,153
TJX Companies, Inc.	744,570	39,253,731
Total		82,921,672
Textiles, Apparel & Luxury Goods 1.5%
lululemon athletica, Inc.(a)	235,372	16,673,753
Total Consumer Discretionary		255,222,739
Consumer Staples 1.7%
Food Products 1.7%
Green Mountain Coffee Roasters, Inc.(a)	216,396	18,677,139
Total Consumer Staples		18,677,139
Energy 3.5%
Energy Equipment & Services 3.5%
Schlumberger Ltd.	476,258	38,548,322
Total Energy		38,548,322
Financials 14.5%
Commercial Banks 3.4%
Wells Fargo & Co.	919,658	37,779,551
Consumer Finance 3.0%
American Express Co.	458,175	32,947,364
Diversified Financial Services 4.0%
Citigroup, Inc.	904,789	43,728,452
Insurance 4.1%
American International Group, Inc.(a)	965,744	44,868,466
Total Financials		159,323,833

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 18.3%
Biotechnology 12.2%
Biogen Idec, Inc.(a)	257,979	54,954,686
Celgene Corp.(a)	66,783	9,348,284
Gilead Sciences, Inc.(a)	1,151,480	69,399,700
Total		133,702,670
Health Care Providers & Services 3.1%
UnitedHealth Group, Inc.	481,139	34,516,912
Pharmaceuticals 3.0%
Bristol-Myers Squibb Co.	789,840	32,928,430
Total Health Care		201,148,012
Industrials 11.4%
Aerospace & Defense 2.5%
Precision Castparts Corp.	16,147	3,410,892
Rolls-Royce Holdings PLC	1,419,127	24,455,346
Total		27,866,238
Machinery 3.1%
Cummins, Inc.	270,970	33,383,504
Road & Rail 5.8%
Canadian Pacific Railway Ltd.	267,205	31,538,206
Union Pacific Corp.	206,670	31,732,112
Total		63,270,318
Total Industrials		124,520,060
Information Technology 18.8%
Communications Equipment 1.5%
Cisco Systems, Inc.	701,521	16,352,455
Internet Software & Services 9.9%
Facebook, Inc., Class A(a)	619,387	25,568,295
Google, Inc., Class A(a)	98,116	83,094,441
Total		108,662,736
IT Services 4.9%
Visa, Inc., Class A	310,534	54,163,340
Semiconductors & Semiconductor Equipment 2.5%
ASML Holding NV	316,271	27,534,553
Total Information Technology		206,713,084

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Marsico Focused Equities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 8.0%
Chemicals 8.0%
Monsanto Co.	543,419	53,195,286
Sherwin-Williams Co. (The)	202,442	34,901,001
Total		88,096,287
Total Materials		88,096,287
Total Common Stocks (Cost: $812,811,141)		1,092,249,476

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(b)(c)	12,229,022	12,229,022
Total Money Market Funds (Cost: $12,229,022)		12,229,022
Total Investments (Cost: $825,040,163)		1,104,478,498
Other Assets & Liabilities, Net		(5,151,077)
Net Assets		1,099,327,421

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	43,733,734	527,890,965	(559,395,677)	12,229,022	18,685	12,229,022

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Marsico Focused Equities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	255,222,739	—	—	255,222,739
Consumer Staples	18,677,139	—	—	18,677,139
Energy	38,548,322	—	—	38,548,322
Financials	159,323,833	—	—	159,323,833
Health Care	201,148,012	—	—	201,148,012
Industrials	100,064,714	24,455,346	—	124,520,060
Information Technology	206,713,084	—	—	206,713,084
Materials	88,096,287	—	—	88,096,287
Total Equity Securities	1,067,794,130	24,455,346	—	1,092,249,476
Mutual Funds
Money Market Funds	12,229,022	—	—	12,229,022
Total Mutual Funds	12,229,022	—	—	12,229,022
Total	1,080,023,152	24,455,346	—	1,104,478,498

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Marsico Focused Equities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Marsico Focused Equities Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $812,811,141)	$1,092,249,476
Affiliated issuers (identified cost $12,229,022)	12,229,022
Total investments (identified cost $825,040,163)	1,104,478,498
Receivable for:
Investments sold	6,132,436
Capital shares sold	440,284
Dividends	1,018,150
Reclaims	125,995
Prepaid expenses	75,782
Other assets	3,296
Total assets	1,112,274,441
Liabilities
Payable for:
Investments purchased	8,859,503
Capital shares purchased	3,632,168
Investment management fees	20,678
Distribution and/or service fees	10,234
Transfer agent fees	167,590
Administration fees	1,724
Compensation of board members	125,709
Other expenses	129,414
Total liabilities	12,947,020
Net assets applicable to outstanding capital stock	$1,099,327,421
Represented by
Paid-in capital	$588,873,525
Excess of distributions over net investment income	(2,443,846)
Accumulated net realized gain	233,459,407
Unrealized appreciation (depreciation) on:
Investments	279,438,335
Total — representing net assets applicable to outstanding capital stock	$1,099,327,421

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Marsico Focused Equities Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$539,608,895
Shares outstanding	25,060,517
Net asset value per share	$21.53
Maximum offering price per share(a)	$22.84
Class B
Net assets	$11,909,915
Shares outstanding	636,772
Net asset value per share	$18.70
Class C
Net assets	$224,001,813
Shares outstanding	11,922,262
Net asset value per share	$18.79
Class I
Net assets	$2,713
Shares outstanding	121
Net asset value per share(b)	$22.35
Class R4
Net assets	$3,171,327
Shares outstanding	140,763
Net asset value per share	$22.53
Class Z
Net assets	$320,632,758
Shares outstanding	14,430,023
Net asset value per share	$22.22

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Marsico Focused Equities Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$9,584,572
Dividends — affiliated issuers	18,685
Foreign taxes withheld	(207,866)
Total income	9,395,391
Expenses:
Investment management fees	4,975,355
Distribution and/or service fees
Class A	1,110,386
Class B	68,940
Class C	1,165,506
Transfer agent fees
Class A	910,140
Class B	14,129
Class C	239,219
Class R4	1,425
Class Z	374,997
Administration fees	413,246
Compensation of board members	35,733
Custodian fees	7,694
Printing and postage fees	73,501
Registration fees	46,849
Professional fees	22,377
Other	48,126
Total expenses	9,507,623
Expense reductions	(3,952)
Total net expenses	9,503,671
Net investment loss	(108,280)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	233,677,758
Foreign currency translations	(10,599)
Net realized gain	233,667,159
Net change in unrealized appreciation (depreciation) on:
Investments	(59,370,473)
Net change in unrealized appreciation (depreciation)	(59,370,473)
Net realized and unrealized gain	174,296,686
Net increase in net assets resulting from operations	$174,188,406

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Marsico Focused Equities Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment income (loss)	$(108,280)	$4,819,757
Net realized gain	233,667,159	368,927,579
Net change in unrealized appreciation (depreciation)	(59,370,473)	(253,060,145)
Net increase in net assets resulting from operations	174,188,406	120,687,191
Distributions to shareholders
Net investment income
Class A	—	(4,477,020)
Class I	—	(24)
Class R4	—	(19)
Class Z	—	(2,956,813)
Net realized gains
Class A	(61,800,627)	(187,615,794)
Class B	(935,638)	(3,841,675)
Class C	(16,220,756)	(51,321,227)
Class I	(173)	(555)
Class R4	(157,979)	(339)
Class Z	(20,676,018)	(95,628,685)
Total distributions to shareholders	(99,791,191)	(345,842,151)
Increase (decrease) in net assets from capital stock activity	(552,188,950)	(649,517,051)
Total decrease in net assets	(477,791,735)	(874,672,011)
Net assets at beginning of period	1,577,119,156	2,451,791,167
Net assets at end of period	$1,099,327,421	$1,577,119,156
Excess of distributions over net investment income	$(2,443,846)	$(2,335,566)

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Marsico Focused Equities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	3,213,364	71,309,145	6,980,940	155,143,861
Distributions reinvested	2,445,010	51,222,952	7,681,988	157,483,656
Redemptions	(25,337,855)	(564,980,522)	(16,957,060)	(388,145,892)
Net decrease	(19,679,481)	(442,448,425)	(2,294,132)	(75,518,375)
Class B shares
Subscriptions	26,678	487,316	115,842	2,125,284
Distributions reinvested	22,910	417,657	89,978	1,641,505
Redemptions(b)	(220,497)	(4,277,098)	(483,235)	(9,837,671)
Net decrease	(170,909)	(3,372,125)	(277,415)	(6,070,882)
Class C shares
Subscriptions	644,329	12,076,744	1,743,011	32,705,231
Distributions reinvested	419,526	7,681,527	1,301,180	23,722,704
Redemptions	(1,390,341)	(27,129,388)	(2,730,710)	(54,773,353)
Net increase (decrease)	(326,486)	(7,371,117)	313,481	1,654,582
Class R4 shares
Subscriptions	137,303	3,258,927	110	2,500
Distributions reinvested	7,200	157,823	—	—
Redemptions	(3,850)	(88,777)	—	—
Net increase	140,653	3,327,973	110	2,500
Class Z shares
Subscriptions	1,271,763	28,817,330	5,199,659	120,644,765
Distributions reinvested	668,000	14,435,470	3,304,164	70,353,848
Redemptions	(6,355,372)	(145,578,056)	(31,257,022)	(760,583,489)
Net decrease	(4,415,609)	(102,325,256)	(22,753,199)	(569,584,876)
Total net decrease	(24,451,832)	(552,188,950)	(25,011,155)	(649,517,051)

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Marsico Focused Equities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$20.84		$24.18		$23.53		$18.99		$12.76		$21.59
Income from investment operations:
Net investment income	0.01		0.06		0.02		0.00	(a)	0.01		0.07
Net realized and unrealized gain (loss)	2.10		1.28		0.95		4.54		6.25		(8.86)
Total from investment operations	2.11		1.34		0.97		4.54		6.26		(8.79)
Less distributions to shareholders:
Net investment income	—		(0.11)		(0.01)		—		(0.02)		(0.04)
Net realized gains	(1.42)		(4.57)		(0.31)		—		—		—
Tax return of capital	—		—		—		—		(0.01)		—
Total distributions to shareholders	(1.42)		(4.68)		(0.32)		—		(0.03)		(0.04)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$21.53		$20.84		$24.18		$23.53		$18.99		$12.76
Total return	10.32%		6.84%		4.26%		23.91%		49.12%		(40.73%)
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)	1.34%		1.36%		1.30	%(d)	1.31	%(d)	1.31%
Total net expenses(e)	1.20	%(c)(f)	1.29	%(f)	1.36	%(f)	1.30	%(d)(f)	1.30	%(d)(f)	1.26	%(f)
Net investment income	0.05	%(c)	0.28%		0.09%		0.01%		0.03%		0.37%
Supplemental data
Net assets, end of period (in thousands)	$539,609		$932,546		$1,137,240		$1,370,199		$1,599,661		$1,312,382
Portfolio turnover	53%		76%		90%		77%		77%		85%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$18.35		$21.88		$21.48		$17.46		$11.80		$20.07
Income from investment operations:
Net investment loss	(0.07)		(0.09)		(0.15)		(0.14)		(0.11)		(0.07)
Net realized and unrealized gain (loss)	1.84		1.13		0.86		4.16		5.77		(8.20)
Total from investment operations	1.77		1.04		0.71		4.02		5.66		(8.27)
Less distributions to shareholders:
Net realized gains	(1.42)		(4.57)		(0.31)		—		—		—
Tax return of capital	—		—		—		—		(0.00	)(a)	—
Total distributions to shareholders	(1.42)		(4.57)		(0.31)		—		(0.00	)(a)	—
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$18.70		$18.35		$21.88		$21.48		$17.46		$11.80
Total return	9.85%		6.09%		3.44%		23.02%		48.02%		(41.21%)
Ratios to average net assets(b)
Total gross expenses	1.95	%(c)	2.09%		2.12%		2.05	%(d)	2.06	%(d)	2.06%
Total net expenses(e)	1.95	%(c)(f)	2.04	%(f)	2.12	%(f)	2.05	%(d)(f)	2.05	%(d)(f)	2.01	%(f)
Net investment loss	(0.70	%)(c)	(0.46%)		(0.70%)		(0.74%)		(0.72%)		(0.40%)
Supplemental data
Net assets, end of period (in thousands)	$11,910		$14,818		$23,745		$45,196		$62,935		$64,937
Portfolio turnover	53%		76%		90%		77%		77%		85%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$18.42		$21.96		$21.55		$17.52		$11.84		$20.13
Income from investment operations:
Net investment loss	(0.07)		(0.10)		(0.14)		(0.14)		(0.11)		(0.07)
Net realized and unrealized gain (loss)	1.86		1.13		0.86		4.17		5.79		(8.22)
Total from investment operations	1.79		1.03		0.72		4.03		5.68		(8.29)
Less distributions to shareholders:
Net realized gains	(1.42)		(4.57)		(0.31)		—		—		—
Tax return of capital	—		—		—		—		(0.00	)(a)	—
Total distributions to shareholders	(1.42)		(4.57)		(0.31)		—		(0.00	)(a)	—
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$18.79		$18.42		$21.96		$21.55		$17.52		$11.84
Total return	9.93%		6.02%		3.47%		23.00%		48.02%		(41.18%)
Ratios to average net assets(b)
Total gross expenses	1.96	%(c)	2.09%		2.11%		2.05	%(d)	2.06	%(d)	2.06%
Total net expenses(e)	1.96	%(c)(f)	2.04	%(f)	2.11	%(f)	2.05	%(d)(f)	2.05	%(d)(f)	2.01	%(f)
Net investment loss	(0.71	%)(c)	(0.47%)		(0.66%)		(0.73%)		(0.72%)		(0.38%)
Supplemental data
Net assets, end of period (in thousands)	$224,002		$225,678		$262,048		$304,857		$298,344		$258,191
Portfolio turnover	53%		76%		90%		77%		77%		85%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$21.53		$24.81	$24.04		$20.59
Income from investment operations:
Net investment income	0.06		0.17	0.10		0.00	(b)
Net realized and unrealized gain	2.18		1.32	1.07		3.52
Total from investment operations	2.24		1.49	1.17		3.52
Less distributions to shareholders:
Net investment income	—		(0.20)	(0.09)		(0.07)
Net realized gains	(1.42)		(4.57)	(0.31)		—
Total distributions to shareholders	(1.42)		(4.77)	(0.40)		(0.07)
Net asset value, end of period	$22.35		$21.53	$24.81		$24.04
Total return	10.60%		7.29%	5.04%		17.09%
Ratios to average net assets(c)
Total gross expenses	0.73	%(d)	0.88%	0.91%		0.89	%(d)
Total net expenses(e)	0.73	%(d)	0.86%	0.91	%(f)	0.89	%(d)(f)
Net investment income	0.52	%(d)	0.71%	0.44%		0.00	%(b)(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$3		$28,852
Portfolio turnover	53%		76%	90%		77%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$21.72		$22.72
Income from investment operations:
Net investment income	0.01		0.01
Net realized and unrealized gain	2.22		2.25
Total from investment operations	2.23		2.26
Less distributions to shareholders:
Net investment income	—		(0.18)
Net realized gains	(1.42)		(3.08)
Total distributions to shareholders	(1.42)		(3.26)
Net asset value, end of period	$22.53		$21.72
Total return	10.46%		10.88%
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)	1.03	%(c)
Total net expenses(d)	0.97	%(c)(e)	0.99	%(c)
Net investment income	0.10	%(c)	0.18	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,171		$2
Portfolio turnover	53%		76%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$21.44		$24.73		$24.05		$19.39		$13.02		$22.06
Income from investment operations:
Net investment income	0.03		0.13		0.08		0.06		0.05		0.13
Net realized and unrealized gain (loss)	2.17		1.31		0.97		4.64		6.39		(9.07)
Total from investment operations	2.20		1.44		1.05		4.70		6.44		(8.94)
Less distributions to shareholders:
Net investment income	—		(0.16)		(0.06)		(0.04)		(0.05)		(0.10)
Net realized gains	(1.42)		(4.57)		(0.31)		—		—		—
Tax return of capital	—		—		—		—		(0.02)		—
Total distributions to shareholders	(1.42)		(4.73)		(0.37)		(0.04)		(0.07)		(0.10)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$22.22		$21.44		$24.73		$24.05		$19.39		$13.02
Total return	10.46%		7.12%		4.51%		24.23%		49.53%		(40.60%)
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	1.09%		1.11%		1.05	%(d)	1.06	%(d)	1.06%
Total net expenses(e)	0.95	%(c)(f)	1.04	%(f)	1.11	%(f)	1.05	%(d)(f)	1.05	%(d)(f)	1.01	%(f)
Net investment income	0.30	%(c)	0.55%		0.34%		0.28%		0.28%		0.65%
Supplemental data
Net assets, end of period (in thousands)	$320,633		$404,071		$1,028,756		$1,101,015		$995,452		$874,565
Portfolio turnover	53%		76%		90%		77%		77%		85%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Focused Equities Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Marsico Focused Equities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

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Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the

Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund

Semiannual Report 2013
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Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.66% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $3,079.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for

Semiannual Report 2013
22

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.21
Class R4	0.21
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $3,952.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $125,395 for Class A, $2,009 for Class B and $3,139 for Class C shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2013 through June 30, 2014	Prior to July 1, 2013
Class A	1.24%	1.25%
Class B	1.99	2.00
Class C	1.99	2.00
Class I	0.84	0.84
Class R4	0.99	1.00
Class Z	0.99	1.00

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2013
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Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $825,040,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$291,646,000
Unrealized depreciation	(12,208,000)
Net unrealized appreciation	$279,438,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $2,234,270 at February 28, 2013 as arising on March 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $767,891,976 and $1,413,925,796, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, one unaffiliated shareholder account owned 34.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Consumer Discretionary Risk

The Fund's portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing

Semiannual Report 2013
24

Columbia Marsico Focused Equities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
25

Columbia Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Focused Equities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

Semiannual Report 2013
26

Columbia Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of an acceptable quality, subject to Columbia Management's ongoing heightened scrutiny of the Subadviser's organization and performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to management teams) had been taken or are contemplated to help improve the Fund's performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board took into account management's view that the Fund's relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the Marsico team. The Board observed that the Subadviser was subject to Columbia Management's ongoing heightened scrutiny of its performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including,

Semiannual Report 2013
27

Columbia Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2013
28

Columbia Marsico Focused Equities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Marsico Focused Equities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR186_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Mid Cap Value Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Mid Cap Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	27
Approval of Investment Management Services Agreement	33
Important Information About This Report	37
Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Mid Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Mid Cap Value Fund (the Fund) Class A shares returned 8.63% excluding sales charges for the six months ended August 31, 2013.

>  The Fund outperformed its benchmark, the Russell Midcap Value Index, which returned 7.95% for the same period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/20/01
Excluding sales charges		8.63	24.52	7.10	9.37
Including sales charges		2.37	17.34	5.83	8.72
Class B	11/20/01
Excluding sales charges		8.18	23.53	6.31	8.55
Including sales charges		3.18	18.53	6.00	8.55
Class C	11/20/01
Excluding sales charges		8.15	23.52	6.30	8.55
Including sales charges		7.15	22.52	6.30	8.55
Class I*	09/27/10	8.80	25.07	7.38	9.51
Class K*	03/07/11	8.62	24.67	7.18	9.41
Class R*	01/23/06	8.44	24.18	6.83	9.09
Class R4*	11/08/12	8.69	24.77	7.14	9.40
Class R5*	11/08/12	8.83	24.95	7.17	9.41
Class W*	09/27/10	8.56	24.52	7.10	9.37
Class Y*	07/15/09	8.79	25.00	7.38	9.52
Class Z	11/20/01	8.68	24.79	7.38	9.64
Russell Midcap Value Index		7.95	25.37	8.87	10.37

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Mid Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Fifth Third Bancorp	2.2
CIT Group, Inc.	2.0
Dover Corp.	2.0
Noble Energy, Inc.	2.0
Actavis, Inc.	1.8
Eaton Corp. PLC	1.7
Forest Laboratories, Inc.	1.6
DISH Network Corp., Class A	1.6
Hartford Financial Services Group, Inc.	1.6
TD Ameritrade Holding Corp.	1.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2013)
Common Stocks	98.0
Consumer Discretionary	9.6
Consumer Staples	2.4
Energy	10.4
Financials	29.0
Health Care	8.2
Industrials	14.1
Information Technology	9.7
Materials	6.2
Telecommunication Services	1.4
Utilities	7.0
Money Market Funds	2.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

David Hoffman

Diane Sobin, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Mid Cap Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,086.30	1,019.20	6.12	5.92	1.17
Class B	1,000.00	1,000.00	1,081.80	1,015.44	10.02	9.70	1.92
Class C	1,000.00	1,000.00	1,081.50	1,015.44	10.02	9.70	1.92
Class I	1,000.00	1,000.00	1,088.00	1,021.41	3.82	3.70	0.73
Class K	1,000.00	1,000.00	1,086.20	1,019.90	5.39	5.22	1.03
Class R	1,000.00	1,000.00	1,084.40	1,017.95	7.42	7.18	1.42
Class R4	1,000.00	1,000.00	1,086.90	1,020.41	4.87	4.71	0.93
Class R5	1,000.00	1,000.00	1,088.30	1,021.16	4.08	3.95	0.78
Class W	1,000.00	1,000.00	1,085.60	1,019.20	6.12	5.92	1.17
Class Y	1,000.00	1,000.00	1,087.90	1,021.41	3.82	3.70	0.73
Class Z	1,000.00	1,000.00	1,086.80	1,020.46	4.81	4.66	0.92

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Mid Cap Value Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.9%

Issuer	Shares	Value ($)
Consumer Discretionary 9.6%
Auto Components 1.0%
TRW Automotive Holdings Corp.(a)	570,475	39,402,708
Automobiles 1.3%
Harley-Davidson, Inc.	809,911	48,578,462
Hotels, Restaurants & Leisure 1.9%
Royal Caribbean Cruises Ltd.	735,125	26,971,736
Starwood Hotels & Resorts Worldwide, Inc.	699,300	44,713,242
Total		71,684,978
Household Durables 1.3%
D.R. Horton, Inc.	2,649,950	47,301,607
Internet & Catalog Retail 0.9%
Liberty Interactive Corp., Class A(a)	1,518,925	34,297,327
Media 1.5%
DISH Network Corp., Class A	1,294,148	58,184,894
Multiline Retail 1.0%
Macy's, Inc.	856,475	38,053,184
Specialty Retail 0.7%
Abercrombie & Fitch Co., Class A	755,925	26,691,712
Total Consumer Discretionary		364,194,872
Consumer Staples 2.4%
Food Products 1.7%
Hershey Co. (The)	279,625	25,711,519
JM Smucker Co. (The)	359,990	38,209,338
Total		63,920,857
Personal Products 0.7%
Avon Products, Inc.	1,372,675	27,137,785
Total Consumer Staples		91,058,642
Energy 10.4%
Energy Equipment & Services 4.4%
Cameron International Corp.(a)	828,050	47,024,960
Frank's International NV(a)	164,352	4,554,194
Oceaneering International, Inc.	399,900	31,024,242
Superior Energy Services, Inc.(a)	1,591,925	39,097,678
Weatherford International Ltd.(a)	2,857,775	42,609,425
Total		164,310,499

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 6.0%
Cabot Oil & Gas Corp.	778,950	30,480,313
Cimarex Energy Co.	368,665	30,897,814
Gulfport Energy Corp.(a)	363,450	21,443,550
Marathon Petroleum Corp.	555,300	40,264,803
Noble Energy, Inc.	1,197,950	73,590,068
Whiting Petroleum Corp.(a)	615,491	31,063,831
Total		227,740,379
Total Energy		392,050,878
Financials 29.0%
Capital Markets 2.9%
Raymond James Financial, Inc.	1,265,525	52,936,911
TD Ameritrade Holding Corp.	2,190,925	56,241,044
Total		109,177,955
Commercial Banks 9.8%
CIT Group, Inc.(a)	1,570,525	75,181,032
City National Corp.	595,537	38,989,807
Cullen/Frost Bankers, Inc.	756,375	53,581,605
East West Bancorp, Inc.	1,335,350	39,032,280
Fifth Third Bancorp	4,551,951	83,255,184
SVB Financial Group(a)	394,602	32,673,046
Zions Bancorporation	1,703,783	47,654,811
Total		370,367,765
Insurance 6.8%
Aon PLC	831,975	55,226,500
Brown & Brown, Inc.	1,266,650	39,443,481
Hartford Financial Services Group, Inc.	1,954,643	57,857,433
Lincoln National Corp.	1,177,750	49,512,610
Principal Financial Group, Inc.	1,359,777	55,642,075
Total		257,682,099
Real Estate Investment Trusts (REITs) 7.5%
Colony Financial, Inc.	860,300	17,008,131
Host Hotels & Resorts, Inc.	2,871,497	48,901,594
Rayonier, Inc.	919,809	50,810,249
SL Green Realty Corp.	473,650	41,297,544
Taubman Centers, Inc.	548,625	36,982,811
UDR, Inc.	1,919,650	43,364,893
Weyerhaeuser Co.	1,632,536	44,698,836
Total		283,064,058

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Management & Development 0.9%
CBRE Group, Inc., Class A(a)	1,557,561	34,063,859
Thrifts & Mortgage Finance 1.1%
People's United Financial, Inc.	3,058,750	43,495,425
Total Financials		1,097,851,161
Health Care 8.2%
Health Care Equipment & Supplies 3.2%
Cooper Companies, Inc. (The)	223,200	29,152,152
Teleflex, Inc.	523,725	40,368,723
Zimmer Holdings, Inc.	663,150	52,448,534
Total		121,969,409
Pharmaceuticals 5.0%
Actavis, Inc.(a)	504,665	68,220,615
Forest Laboratories, Inc.(a)	1,389,675	59,102,878
Jazz Pharmaceuticals PLC(a)	420,725	36,893,375
Salix Pharmaceuticals Ltd.(a)	366,225	24,515,101
Total		188,731,969
Total Health Care		310,701,378
Industrials 14.1%
Airlines 0.6%
United Continental Holdings, Inc.(a)	863,425	24,573,076
Building Products 1.0%
USG Corp.(a)	1,599,325	37,328,245
Electrical Equipment 2.6%
Babcock & Wilcox Co. (The)	1,187,150	36,789,778
Eaton Corp. PLC	999,496	63,288,087
Total		100,077,865
Industrial Conglomerates 0.8%
Carlisle Companies, Inc.	459,750	30,619,350
Machinery 5.5%
Crane Co.	540,300	31,018,623
Dover Corp.	872,675	74,221,009
Navistar International Corp.(a)	991,575	33,981,275
PACCAR, Inc.	457,775	24,541,318
Stanley Black & Decker, Inc.	505,458	43,095,349
Total		206,857,574

Common Stocks (continued)

Issuer	Shares	Value ($)
Road & Rail 2.4%
Hertz Global Holdings, Inc.(a)	2,285,875	54,929,576
Ryder System, Inc.	620,375	34,499,054
Total		89,428,630
Trading Companies & Distributors 1.2%
AerCap Holdings NV(a)	1,500,044	26,910,790
United Rentals, Inc.(a)	326,725	17,894,728
Total		44,805,518
Total Industrials		533,690,258
Information Technology 9.7%
Communications Equipment 0.5%
F5 Networks, Inc.(a)	247,250	20,615,705
Computers & Peripherals 0.9%
SanDisk Corp.	643,675	35,517,987
Electronic Equipment, Instruments & Components 1.2%
Arrow Electronics, Inc.(a)	466,175	21,639,844
FLIR Systems, Inc.	769,850	24,080,908
Total		45,720,752
Office Electronics 1.1%
Xerox Corp.	4,107,500	40,992,850
Semiconductors & Semiconductor Equipment 3.6%
Avago Technologies Ltd.	571,450	22,006,539
KLA-Tencor Corp.	528,225	29,131,609
Maxim Integrated Products, Inc.	681,800	18,984,721
Micron Technology, Inc.(a)	815,750	11,069,728
NXP Semiconductor NV(a)	643,750	23,928,187
Skyworks Solutions, Inc.(a)	1,152,975	29,239,446
Total		134,360,230
Software 2.4%
Autodesk, Inc.(a)	900,625	33,097,969
Citrix Systems, Inc.(a)	569,875	40,330,053
PTC, Inc.(a)	664,000	17,310,480
Total		90,738,502
Total Information Technology		367,946,026

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 6.1%
Chemicals 2.6%
Celanese Corp., Class A	378,367	18,630,791
International Flavors & Fragrances, Inc.	322,225	25,458,997
Methanex Corp.	495,525	23,036,957
PPG Industries, Inc.	209,450	32,718,185
Total		99,844,930
Containers & Packaging 2.7%
MeadWestvaco Corp.	1,390,675	49,855,699
Packaging Corp. of America	996,825	52,871,598
Total		102,727,297
Metals & Mining 0.8%
Steel Dynamics, Inc.	1,980,550	30,223,193
Total Materials		232,795,420
Telecommunication Services 1.4%
Wireless Telecommunication Services 1.4%
SBA Communications Corp., Class A(a)	518,150	38,861,250
Telephone & Data Systems, Inc.	489,100	13,543,179
Total		52,404,429
Total Telecommunication Services		52,404,429
Utilities 7.0%
Electric Utilities 3.1%
Great Plains Energy, Inc.	1,290,200	28,281,184
NV Energy, Inc.	1,654,400	38,795,680
Portland General Electric Co.	453,735	13,072,105
PPL Corp.	1,251,175	38,411,073
Total		118,560,042

Common Stocks (continued)

Issuer	Shares	Value ($)
Gas Utilities 0.9%
Questar Corp.	1,623,100	35,578,352
Independent Power Producers & Energy Traders 1.4%
Calpine Corp.(a)	1,290,725	24,949,714
NRG Energy, Inc.	1,010,075	26,514,469
Total		51,464,183
Multi-Utilities 1.6%
CMS Energy Corp.	941,800	24,985,954
Sempra Energy	395,249	33,366,920
Total		58,352,874
Total Utilities		263,955,451
Total Common Stocks (Cost: $2,790,330,124)		3,706,648,515

Money Market Funds 2.0%

Columbia Short-Term Cash Fund, 0.097%(b)(c)	75,715,289	75,715,289
Total Money Market Funds (Cost: $75,715,289)		75,715,289
Total Investments (Cost: $2,866,045,413)		3,782,363,804
Other Assets & Liabilities, Net		3,031,961
Net Assets		3,785,395,765

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	51,855,363	479,387,223	(455,527,297)	75,715,289	44,907	75,715,289

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Mid Cap Value Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	364,194,872	—	—	364,194,872
Consumer Staples	91,058,642	—	—	91,058,642
Energy	392,050,878	—	—	392,050,878
Financials	1,097,851,161	—	—	1,097,851,161
Health Care	310,701,378	—	—	310,701,378
Industrials	533,690,258	—	—	533,690,258
Information Technology	367,946,026	—	—	367,946,026
Materials	232,795,420	—	—	232,795,420
Telecommunication Services	52,404,429	—	—	52,404,429
Utilities	263,955,451	—	—	263,955,451
Total Equity Securities	3,706,648,515	—	—	3,706,648,515
Mutual Funds
Money Market Funds	75,715,289	—	—	75,715,289
Total Mutual Funds	75,715,289	—	—	75,715,289
Total	3,782,363,804	—	—	3,782,363,804

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Mid Cap Value Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,790,330,124)	$3,706,648,515
Affiliated issuers (identified cost $75,715,289)	75,715,289
Total investments (identified cost $2,866,045,413)	3,782,363,804
Receivable for:
Investments sold	16,332,487
Capital shares sold	1,791,544
Dividends	5,000,542
Prepaid expenses	134,759
Other assets	982
Total assets	3,805,624,118
Liabilities
Payable for:
Investments purchased	13,062,498
Capital shares purchased	5,921,711
Investment management fees	68,745
Distribution and/or service fees	12,261
Transfer agent fees	796,170
Administration fees	5,211
Plan administration fees	3
Compensation of board members	129,155
Other expenses	232,599
Total liabilities	20,228,353
Net assets applicable to outstanding capital stock	$3,785,395,765
Represented by
Paid-in capital	$2,576,547,230
Undistributed net investment income	2,549,268
Accumulated net realized gain	289,980,876
Unrealized appreciation (depreciation) on:
Investments	916,318,391
Total — representing net assets applicable to outstanding capital stock	$3,785,395,765

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Mid Cap Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$1,011,285,527
Shares outstanding	58,468,690
Net asset value per share	$17.30
Maximum offering price per share(a)	$18.36
Class B
Net assets	$15,298,005
Shares outstanding	912,228
Net asset value per share	$16.77
Class C
Net assets	$118,300,913
Shares outstanding	7,028,312
Net asset value per share	$16.83
Class I
Net assets	$156,286,398
Shares outstanding	9,033,227
Net asset value per share	$17.30
Class K
Net assets	$14,947
Shares outstanding	862
Net asset value per share	$17.34
Class R
Net assets	$60,867,808
Shares outstanding	3,524,435
Net asset value per share	$17.27
Class R4
Net assets	$69,128,352
Shares outstanding	3,937,907
Net asset value per share	$17.55
Class R5
Net assets	$2,909,379
Shares outstanding	165,723
Net asset value per share	$17.56
Class W
Net assets	$105,096,010
Shares outstanding	6,074,444
Net asset value per share	$17.30
Class Y
Net assets	$7,417,461
Shares outstanding	428,725
Net asset value per share	$17.30
Class Z
Net assets	$2,238,790,965
Shares outstanding	129,250,051
Net asset value per share	$17.32

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Mid Cap Value Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$31,148,045
Dividends — affiliated issuers	44,907
Foreign taxes withheld	(28,617)
Total income	31,164,335
Expenses:
Investment management fees	12,680,806
Distribution and/or service fees
Class A	1,286,596
Class B	81,568
Class C	599,594
Class R	152,371
Class W	112,627
Transfer agent fees
Class A	1,000,567
Class B	15,858
Class C	116,564
Class K	4
Class R	59,243
Class R4	37,420
Class R5	469
Class W	87,534
Class Z	2,266,137
Administration fees	960,036
Plan administration fees
Class K	18
Compensation of board members	57,414
Custodian fees	14,126
Printing and postage fees	221,332
Registration fees	44,102
Professional fees	34,743
Other	54,850
Total expenses	19,883,979
Expense reductions	(10,250)
Total net expenses	19,873,729
Net investment income	11,290,606
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	299,884,013
Net realized gain	299,884,013
Net change in unrealized appreciation (depreciation) on:
Investments	6,162,530
Net change in unrealized appreciation (depreciation)	6,162,530
Net realized and unrealized gain	306,046,543
Net increase in net assets resulting from operations	$317,337,149

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Mid Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment income	$11,290,606	$33,104,848
Net realized gain	299,884,013	323,437,559
Net change in unrealized appreciation (depreciation)	6,162,530	198,899,713
Net increase in net assets resulting from operations	317,337,149	555,442,120
Distributions to shareholders
Net investment income
Class A	(2,240,073)	(7,170,777)
Class B	—	(20,221)
Class C	(1)	(129,220)
Class I	(714,798)	(1,819,725)
Class K	(43)	(108)
Class R	(59,680)	(314,169)
Class R4	(81,891)	(7)
Class R5	(4,790)	(8)
Class W	(187,372)	(515,159)
Class Y	(26,979)	(9,251)
Class Z	(7,910,916)	(22,426,154)
Net realized gains
Class A	(3,634,394)	—
Class B	(58,425)	—
Class C	(433,430)	—
Class I	(588,441)	—
Class K	(52)	—
Class R	(215,528)	—
Class R4	(202,288)	—
Class R5	(8,812)	—
Class W	(313,214)	—
Class Y	(24,413)	—
Class Z	(8,157,167)	—
Total distributions to shareholders	(24,862,707)	(32,404,799)
Increase (decrease) in net assets from capital stock activity	(232,977,664)	(842,012,844)
Total increase (decrease) in net assets	59,496,778	(318,975,523)
Net assets at beginning of period	3,725,898,987	4,044,874,510
Net assets at end of period	$3,785,395,765	$3,725,898,987
Undistributed net investment income	$2,549,268	$2,485,205

(a) Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Mid Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	5,102,720	86,707,841	8,635,469	123,597,572
Distributions reinvested	326,860	5,426,499	471,483	6,604,196
Redemptions	(8,838,559)	(150,025,522)	(28,860,994)	(408,951,908)
Net decrease	(3,408,979)	(57,891,182)	(19,754,042)	(278,750,140)
Class B shares
Subscriptions	25,632	424,509	18,573	256,399
Distributions reinvested	3,191	51,572	1,294	17,749
Redemptions(b)	(193,561)	(3,183,185)	(624,470)	(8,597,881)
Net decrease	(164,738)	(2,707,104)	(604,603)	(8,323,733)
Class C shares
Subscriptions	287,771	4,762,312	336,505	4,749,574
Distributions reinvested	21,023	340,992	7,236	99,746
Redemptions	(659,270)	(10,915,992)	(2,208,566)	(30,709,256)
Net decrease	(350,476)	(5,812,688)	(1,864,825)	(25,859,936)
Class I shares
Subscriptions	17,861	300,037	2,101,736	29,687,470
Distributions reinvested	78,613	1,303,137	129,936	1,819,598
Redemptions	(1,069,009)	(18,654,044)	(2,547,087)	(36,055,306)
Net decrease	(972,535)	(17,050,870)	(315,415)	(4,548,238)
Class K shares
Distributions reinvested	1	16	1	18
Net increase	1	16	1	18
Class R shares
Subscriptions	734,362	12,500,425	1,119,132	15,985,362
Distributions reinvested	16,058	266,528	21,819	304,895
Redemptions	(908,664)	(15,377,408)	(3,225,643)	(45,873,020)
Net decrease	(158,244)	(2,610,455)	(2,084,692)	(29,582,763)
Class R4 shares
Subscriptions	4,352,836	75,460,449	176	2,500
Distributions reinvested	16,834	284,158	—	—
Redemptions	(431,939)	(7,627,840)	—	—
Net increase	3,937,731	68,116,767	176	2,500
Class R5 shares
Subscriptions	168,078	2,818,887	175	2,500
Distributions reinvested	804	13,579	1	8
Redemptions	(3,335)	(57,965)	—	—
Net increase	165,547	2,774,501	176	2,508

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Mid Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	1,661,962	28,988,554	1,499,020	21,790,489
Distributions reinvested	30,128	500,539	36,737	515,108
Redemptions	(582,906)	(9,989,061)	(2,132,169)	(29,795,402)
Net increase (decrease)	1,109,184	19,500,032	(596,412)	(7,489,805)
Class Y shares
Subscriptions	212,645	3,608,668	324,062	4,836,824
Distributions reinvested	3,086	51,172	625	9,079
Redemptions	(97,435)	(1,664,842)	(16,552)	(254,762)
Net increase	118,296	1,994,998	308,135	4,591,141
Class Z shares
Subscriptions	7,300,782	123,581,288	39,469,984	550,791,418
Distributions reinvested	783,888	13,021,282	1,267,831	17,779,812
Redemptions	(22,077,458)	(375,894,249)	(74,156,868)	(1,060,625,626)
Net decrease	(13,992,788)	(239,291,679)	(33,419,053)	(492,054,396)
Total net decrease	(13,717,001)	(232,977,664)	(58,330,554)	(842,012,844)

(a) Class R4 and R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Mid Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$16.02		$13.91		$14.24		$11.18		$6.87		$13.12
Income from investment operations:
Net investment income	0.04		0.11		0.07		0.13	(a)	0.07		0.11
Net realized and unrealized gain (loss)	1.34		2.10		(0.33)		3.07		4.32		(6.25)
Total from investment operations	1.38		2.21		(0.26)		3.20		4.39		(6.14)
Less distributions to shareholders:
Net investment income	(0.04)		(0.10)		(0.07)		(0.14)		(0.07)		(0.10)
Net realized gains	(0.06)		—		—		—		—		—
Tax return of capital	—		—		—		—		(0.01)		(0.01)
Total distributions to shareholders	(0.10)		(0.10)		(0.07)		(0.14)		(0.08)		(0.11)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)	0.00	(b)	—
Net asset value, end of period	$17.30		$16.02		$13.91		$14.24		$11.18		$6.87
Total return	8.63%		16.03%		(1.75%)		28.87%		64.09%		(47.05%)
Ratios to average net assets(c)
Total gross expenses	1.17	%(d)	1.19%		1.18%		1.13%		1.17%		1.17%
Total net expenses(e)	1.17	%(d)(f)	1.19	%(f)	1.18	%(f)	1.13	%(f)	1.17	%(f)	1.17	%(f)
Net investment income	0.44	%(d)	0.75%		0.59%		1.05%		0.71%		0.97%
Supplemental data
Net assets, end of period (in thousands)	$1,011,286		$991,510		$1,135,303		$1,511,519		$1,441,388		$966,440
Portfolio turnover	28%		36%		39%		50%		56%		46%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.56		$13.52		$13.89		$10.94		$6.73		$12.86
Income from investment operations:
Net investment income (loss)	(0.03)		0.00	(a)	(0.02)		0.03	(b)	0.00	(a)	0.02
Net realized and unrealized gain (loss)	1.30		2.06		(0.34)		3.01		4.23		(6.11)
Total from investment operations	1.27		2.06		(0.36)		3.04		4.23		(6.09)
Less distributions to shareholders:
Net investment income	—		(0.02)		(0.01)		(0.09)		(0.02)		(0.03)
Net realized gains	(0.06)		—		—		—		—		—
Tax return of capital	—		—		—		—		(0.00	)(a)	(0.01)
Total distributions to shareholders	(0.06)		(0.02)		(0.01)		(0.09)		(0.02)		(0.04)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	0.00	(a)	—
Net asset value, end of period	$16.77		$15.56		$13.52		$13.89		$10.94		$6.73
Total return	8.18%		15.22%		(2.55%)		27.89%		62.86%		(47.41%)
Ratios to average net assets(c)
Total gross expenses	1.92	%(d)	1.94%		1.93%		1.88%		1.92%		1.92%
Total net expenses(e)	1.92	%(d)(f)	1.94	%(f)	1.93	%(f)	1.88	%(f)	1.92	%(f)	1.92	%(f)
Net investment income (loss)	(0.30	%)(d)	0.01%		(0.19%)		0.28%		(0.01%)		0.18%
Supplemental data
Net assets, end of period (in thousands)	$15,298		$16,759		$22,740		$44,651		$68,110		$66,254
Portfolio turnover	28%		36%		39%		50%		56%		46%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.62		$13.57		$13.94		$10.98		$6.75		$12.90
Income from investment operations:
Net investment income (loss)	(0.03)		0.00	(a)	(0.02)		0.04	(b)	(0.00	)(a)	0.02
Net realized and unrealized gain (loss)	1.30		2.07		(0.34)		3.01		4.25		(6.13)
Total from investment operations	1.27		2.07		(0.36)		3.05		4.25		(6.11)
Less distributions to shareholders:
Net investment income	—		(0.02)		(0.01)		(0.09)		(0.02)		(0.03)
Net realized gains	(0.06)		—		—		—		—		—
Tax return of capital	—		—		—		—		(0.00	)(a)	(0.01)
Total distributions to shareholders	(0.06)		(0.02)		(0.01)		(0.09)		(0.02)		(0.04)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	0.00	(a)	—
Net asset value, end of period	$16.83		$15.62		$13.57		$13.94		$10.98		$6.75
Total return	8.15%		15.24%		(2.54%)		27.88%		62.97%		(47.42%)
Ratios to average net assets(c)
Total gross expenses	1.92	%(d)	1.94%		1.93%		1.88%		1.92%		1.92%
Total net expenses(e)	1.92	%(d)(f)	1.94	%(f)	1.93	%(f)	1.88	%(f)	1.92	%(f)	1.92	%(f)
Net investment income (loss)	(0.31	%)(d)	0.00	%(b)	(0.17%)		0.30%		(0.03%)		0.19%
Supplemental data
Net assets, end of period (in thousands)	$118,301		$115,248		$125,463		$173,457		$181,941		$144,370
Portfolio turnover	28%		36%		39%		50%		56%		46%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Mid Cap Value Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012	Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$16.03		$13.91	$14.24	$11.68
Income from investment operations:
Net investment income	0.08		0.17	0.13	0.03
Net realized and unrealized gain (loss)	1.32		2.12	(0.33)	2.58
Total from investment operations	1.40		2.29	(0.20)	2.61
Less distributions to shareholders:
Net investment income	(0.07)		(0.17)	(0.13)	(0.05)
Net realized gains	(0.06)		—	—	—
Total distributions to shareholders	(0.13)		(0.17)	(0.13)	(0.05)
Proceeds from regulatory settlements	—		—	0.00 (b)	—
Net asset value, end of period	$17.30		$16.03	$13.91	$14.24
Total return	8.80%		16.61%	(1.32%)	22.40%
Ratios to average net assets(c)
Total gross expenses	0.73	%(d)	0.74%	0.73%	0.72	%(d)
Total net expenses(e)	0.73	%(d)	0.74%	0.73%	0.72	%(d)
Net investment income	0.88	%(d)	1.19%	1.03%	0.53	%(d)
Supplemental data
Net assets, end of period (in thousands)	$156,286		$160,368	$143,562	$150,603
Portfolio turnover	28%		36%	39%	50%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Mid Cap Value Fund

Financial Highlights (continued)

Class K	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$16.07		$13.94	$14.06
Income from investment operations:
Net investment income	0.05		0.13	0.11
Net realized and unrealized gain (loss)	1.33		2.13	(0.15)
Total from investment operations	1.38		2.26	(0.04)
Less distributions to shareholders:
Net investment income	(0.05)		(0.13)	(0.08)
Net realized gains	(0.06)		—	—
Total distributions to shareholders	(0.11)		(0.13)	(0.08)
Proceeds from regulatory settlements	—		—	0.00	(b)
Net asset value, end of period	$17.34		$16.07	$13.94
Total return	8.62%		16.31%	(0.23%)
Ratios to average net assets(c)
Total gross expenses	1.03	%(d)	1.04%	1.05	%(d)
Total net expenses(e)	1.03	%(d)	1.01%	1.03	%(d)
Net investment income	0.58	%(d)	0.93%	0.86	%(d)
Supplemental data
Net assets, end of period (in thousands)	$15		$14	$12
Portfolio turnover	28%		36%	39%

Notes to Financial Highlights

(a)  For the period from March 7, 2011 (commencement of operations) to February 29, 2012.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$16.00		$13.89		$14.23		$11.18		$6.87		$13.11
Income from investment operations:
Net investment income	0.02		0.07		0.01		0.10	(a)	0.04		0.09
Net realized and unrealized gain (loss)	1.33		2.11		(0.31)		3.07		4.33		(6.24)
Total from investment operations	1.35		2.18		(0.30)		3.17		4.37		(6.15)
Less distributions to shareholders:
Net investment income	(0.02)		(0.07)		(0.04)		(0.12)		(0.05)		(0.08)
Net realized gains	(0.06)		—		—		—		—		—
Tax return of capital	—		—		—		—		(0.01)		(0.01)
Total distributions to shareholders	(0.08)		(0.07)		(0.04)		(0.12)		(0.06)		(0.09)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)	0.00	(b)	—
Net asset value, end of period	$17.27		$16.00		$13.89		$14.23		$11.18		$6.87
Total return	8.44%		15.76%		(2.04%)		28.53%		63.69%		(47.13%)
Ratios to average net assets(c)
Total gross expenses	1.42	%(d)	1.44%		1.45%		1.38%		1.42%		1.42%
Total net expenses(e)	1.42	%(d)(f)	1.44	%(f)	1.43	%(f)	1.38	%(f)	1.42	%(f)	1.42	%(f)
Net investment income	0.19	%(d)	0.50%		0.15%		0.80%		0.44%		0.94%
Supplemental data
Net assets, end of period (in thousands)	$60,868		$58,923		$80,096		$337,001		$276,046		$145,227
Portfolio turnover	28%		36%		39%		50%		56%		46%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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21

Columbia Mid Cap Value Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$16.26		$14.24
Income from investment operations:
Net investment income	0.06		0.06
Net realized and unrealized gain	1.35		2.00
Total from investment operations	1.41		2.06
Less distributions to shareholders:
Net investment income	(0.06)		(0.04)
Net realized gains	(0.06)		—
Total distributions to shareholders	(0.12)		(0.04)
Net asset value, end of period	$17.55		$16.26
Total return	8.69%		14.49%
Ratios to average net assets(b)
Total gross expenses	0.93	%(c)	0.85	%(c)
Total net expenses(d)	0.93	%(c)(e)	0.85	%(c)
Net investment income	0.64	%(c)	1.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$69,128		$3
Portfolio turnover	28%		36%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Mid Cap Value Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$16.26		$14.24
Income from investment operations:
Net investment income	0.07		0.06
Net realized and unrealized gain	1.36		2.00
Total from investment operations	1.43		2.06
Less distributions to shareholders:
Net investment income	(0.07)		(0.04)
Net realized gains	(0.06)		—
Total distributions to shareholders	(0.13)		(0.04)
Net asset value, end of period	$17.56		$16.26
Total return	8.83%		14.52%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.77	%(c)
Total net expenses(d)	0.78	%(c)	0.77	%(c)
Net investment income	0.80	%(c)	1.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,909		$3
Portfolio turnover	28%		36%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Mid Cap Value Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$16.03		$13.91		$14.24		$11.69
Income from investment operations:
Net investment income	0.04		0.11		0.09		0.02
Net realized and unrealized gain (loss)	1.33		2.11		(0.35)		2.57
Total from investment operations	1.37		2.22		(0.26)		2.59
Less distributions to shareholders:
Net investment income	(0.04)		(0.10)		(0.07)		(0.04)
Net realized gains	(0.06)		—		—		—
Total distributions to shareholders	(0.10)		(0.10)		(0.07)		(0.04)
Proceeds from regulatory settlements	—		—		0.00	(b)	—
Net asset value, end of period	$17.30		$16.03		$13.91		$14.24
Total return	8.56%		16.09%		(1.74%)		22.17%
Ratios to average net assets(c)
Total gross expenses	1.17	%(d)	1.19%		1.19%		1.14	%(d)
Total net expenses(e)	1.17	%(d)(f)	1.19	%(f)	1.19	%(f)	1.14	%(d)(f)
Net investment income	0.45	%(d)	0.74%		0.69%		0.34	%(d)
Supplemental data
Net assets, end of period (in thousands)	$105,096		$79,581		$77,367		$3
Portfolio turnover	28%		36%		39%		50%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,	Year Ended February 29,		Year Ended February 28,
Class Y	(Unaudited)		2013	2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$16.03		$13.91	$14.24		$11.18		$8.86
Income from investment operations:
Net investment income	0.07		0.18	0.13		0.16	(b)	0.08
Net realized and unrealized gain (loss)	1.33		2.09	(0.34)		3.08		2.31
Total from investment operations	1.40		2.27	(0.21)		3.24		2.39
Less distributions to shareholders:
Net investment income	(0.07)		(0.15)	(0.12)		(0.18)		(0.06)
Net realized gains	(0.06)		—	—		—		—
Tax return of capital	—		—	—		—		(0.01)
Total distributions to shareholders	(0.13)		(0.15)	(0.12)		(0.18)		(0.07)
Proceeds from regulatory settlements	—		—	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$17.30		$16.03	$13.91		$14.24		$11.18
Total return	8.79%		16.50%	(1.40	%)(d)	29.23%		27.00%
Ratios to average net assets(e)
Total gross expenses	0.73	%(f)	0.77%	0.82%		0.81%		0.76	%(f)
Total net expenses(g)	0.73	%(f)	0.77%	0.82%		0.81	%(h)	0.76	%(f)(h)
Net investment income	0.86	%(f)	1.19%	0.97%		1.25%		1.28	%(f)
Supplemental data
Net assets, end of period (in thousands)	$7,417		$4,975	$32		$33		$13
Portfolio turnover	28%		36%	39%		50%		56%

Notes to Financial Highlights

(a)  For the period from July 15, 2009 (commencement of operations) to February 28, 2010.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  Rounds to zero.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
25

Columbia Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$16.05		$13.93		$14.26		$11.20		$6.88		$13.13
Income from investment operations:
Net investment income	0.06		0.14		0.11		0.16	(a)	0.09		0.14
Net realized and unrealized gain (loss)	1.33		2.12		(0.33)		3.07		4.33		(6.25)
Total from investment operations	1.39		2.26		(0.22)		3.23		4.42		(6.11)
Less distributions to shareholders:
Net investment income	(0.06)		(0.14)		(0.11)		(0.17)		(0.09)		(0.13)
Net realized gains	(0.06)		—		—		—		—		—
Tax return of capital	—		—		—		—		(0.01)		(0.01)
Total distributions to shareholders	(0.12)		(0.14)		(0.11)		(0.17)		(0.10)		(0.14)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)	0.00	(b)	—
Net asset value, end of period	$17.32		$16.05		$13.93		$14.26		$11.20		$6.88
Total return	8.68%		16.36%		(1.50%)		29.14%		64.55%		(46.87%)
Ratios to average net assets(c)
Total gross expenses	0.92	%(d)	0.94%		0.93%		0.88%		0.92%		0.92%
Total net expenses(e)	0.92	%(d)(f)	0.94	%(f)	0.93	%(f)	0.88	%(f)	0.92	%(f)	0.92	%(f)
Net investment income	0.69	%(d)	1.01%		0.85%		1.30%		0.95%		1.23%
Supplemental data
Net assets, end of period (in thousands)	$2,238,791		$2,298,515		$2,460,299		$2,859,249		$2,419,305		$1,459,522
Portfolio turnover	28%		36%		39%		50%		56%		46%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
26

Columbia Mid Cap Value Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are

Semiannual Report 2013
27

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Semiannual Report 2013
28

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.66% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $6,288.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

Semiannual Report 2013
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Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Beginning November 1, 2012, Class Y shares are not subject to transfer agent fees for at least twelve months.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.19
Class R4	0.20
Class R5	0.05
Class W	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $10,250.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $118,883 for Class A, $2,617 for Class B and $728 for Class C shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2013 through June 30, 2014	Prior to July 1, 2013
Class A	1.26%	1.27%
Class B	2.01	2.02
Class C	2.01	2.02
Class I	0.86	0.87
Class K	1.16	1.17
Class R	1.51	1.52
Class R4	1.01	1.02
Class R5	0.91	0.92
Class W	1.26	1.27
Class Y	0.86	0.87
Class Z	1.01	1.02

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and

Semiannual Report 2013
30

Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $2,866,045,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$957,588,000
Unrealized depreciation	(41,270,000)
Net unrealized appreciation	$916,318,000

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,044,384,684 and $1,330,471,491, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, 2 unaffiliated shareholder accounts owned an aggregate of 36.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Significant Risks

Financial Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.

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Columbia Mid Cap Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Mid Cap Value Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In

Semiannual Report 2013
33

Columbia Mid Cap Value Fund

Approval of Investment Management Services Agreement (continued)

addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2013
34

Columbia Mid Cap Value Fund

Approval of Investment Management Services Agreement (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013
35

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Semiannual Report 2013
36

Columbia Mid Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
37

Columbia Mid Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR197_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Overseas Value Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Overseas Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	24
Approval of Investment Management Services Agreement	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Overseas Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Overseas Value Fund (the Fund) Class Z shares returned 3.17% for the six months ended August 31, 2013.

>  The Fund underperformed its benchmark, the MSCI EAFE Value Index (Net), which returned 3.80% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A*	02/28/13
Excluding sales charges		3.14	16.59	0.47	-1.83
Including sales charges		-2.83	9.90	-0.71	-2.90
Class B*	02/28/13
Excluding sales charges		2.75	15.72	-0.28	-2.57
Including sales charges		-2.25	10.72	-0.64	-2.73
Class C*	02/28/13
Excluding sales charges		2.75	15.72	-0.28	-2.57
Including sales charges		1.75	14.72	-0.28	-2.57
Class I*	03/31/11	3.31	17.14	1.05	-1.27
Class K*	02/28/13	3.14	16.56	0.42	-1.88
Class W*	03/31/11	3.01	16.58	0.83	-1.46
Class Z	03/31/08	3.17	16.96	1.00	-1.31
MSCI EAFE Value Index (Net)		3.80	19.06	1.21	-0.92

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

MSCI Europe, Australasia and the Far East (EAFE) Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Overseas Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
HSBC Holdings PLC (United Kingdom)	3.6
Royal Dutch Shell PLC, Class B (United Kingdom)	3.1
Sanofi (France)	2.5
Total SA (France)	2.3
iShares MSCI EAFE ETF (United States)	2.2
Sumitomo Mitsui Financial Group, Inc. (Japan)	2.2
Australia and New Zealand Banking Group Ltd. (Australia)	2.1
AXA SA (France)	1.9
BNP Paribas SA (France)	1.9
Allianz SE, Registered Shares (Germany)	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2013)
Australia	5.5
Belgium	1.1
Canada	0.6
France	10.2
Germany	7.8
Hong Kong	2.0
Ireland	3.4
Italy	2.1
Japan	21.9
Netherlands	3.5
Norway	0.9
Philippines	0.4
Russian Federation	0.5
Singapore	1.5
South Korea	2.3
Spain	4.3
Sweden	2.8
Switzerland	5.1
Thailand	1.2
United Kingdom	17.7
United States	5.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Fred Copper, CFA

Daisuke Nomoto, CMA (SAAJ)

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Overseas Value Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%)

(at August 31, 2013)

Aerospace & Defense	1.1
Auto Components	3.0
Automobiles	1.9
Beverages	0.5
Biotechnology	2.3
Capital Markets	1.0
Chemicals	1.2
Commercial Banks	21.8
Construction & Engineering	1.3
Containers & Packaging	1.2
Diversified Financial Services	4.3
Diversified Telecommunication Services	1.2
Electric Utilities	0.9
Electronic Equipment, Instruments & Components	0.7
Energy Equipment & Services	1.1
Food & Staples Retailing	2.6
Gas Utilities	0.5
Household Durables	0.6
Independent Power Producers & Energy Traders	0.4
Industrial Conglomerates	2.0
Insurance	9.1
Internet & Catalog Retail	1.5
IT Services	1.7
Machinery	3.9
Media	1.9
Metals & Mining	3.3
Oil, Gas & Consumable Fuels	11.6
Personal Products	0.3
Pharmaceuticals	6.4
Professional Services	0.3
Real Estate Management & Development	2.0
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	0.1
Specialty Retail	0.5
Textiles, Apparel & Luxury Goods	0.8
Tobacco	0.8
Trading Companies & Distributors	1.1
Wireless Telecommunication Services	3.2
Total	99.1

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013
4

Columbia Overseas Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,031.40	1,018.00	7.14	7.13	1.41
Class B	1,000.00	1,000.00	1,027.50	1,014.24	10.92	10.91	2.16
Class C	1,000.00	1,000.00	1,027.50	1,014.24	10.92	10.91	2.16
Class I	1,000.00	1,000.00	1,033.10	1,020.05	5.10	5.06	1.00
Class K	1,000.00	1,000.00	1,031.40	1,018.75	6.38	6.38	1.26
Class W	1,000.00	1,000.00	1,030.10	1,017.90	7.28	7.23	1.43
Class Z	1,000.00	1,000.00	1,031.70	1,019.10	6.06	6.02	1.19

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
5

Columbia Overseas Value Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.9%

Issuer	Shares	Value ($)
Australia 5.4%
Australia and New Zealand Banking Group Ltd.	190,195	4,993,384
BlueScope Steel Ltd.(a)	251,164	1,110,849
Commonwealth Bank of Australia	26,034	1,679,557
Macmahon Holdings Ltd.	3,965,095	452,622
National Australia Bank Ltd.	95,885	2,753,939
Westpac Banking Corp.	64,556	1,792,066
Total		12,782,417
Belgium 1.1%
Barco NV	22,105	1,581,120
Delhaize Group SA	17,182	1,096,257
Total		2,677,377
Canada 0.7%
Cott Corp.	144,614	1,155,466
Eastern Platinum Ltd.(a)	5,642,611	374,995
Total		1,530,461
France 10.1%
AXA SA	208,545	4,543,653
BNP Paribas SA	72,453	4,540,342
CNP Assurances	123,646	2,186,516
Metropole Television SA	72,675	1,390,817
Sanofi	60,228	5,786,148
Total SA	98,284	5,444,635
Total		23,892,111
Germany 7.8%
Allianz SE, Registered Shares	30,880	4,424,081
Aurubis AG	36,104	2,083,079
BASF SE	19,484	1,702,915
Continental AG	12,479	1,883,486
Daimler AG, Registered Shares	16,747	1,149,180
Duerr AG	19,934	1,338,365
Freenet AG	91,090	2,148,343
KHD Humboldt Wedag International AG	315,573	1,989,458
Siemens AG, Registered Shares	14,796	1,566,171
Total		18,285,078

Common Stocks (continued)

Issuer	Shares	Value ($)
Hong Kong 2.0%
Hongkong Land Holdings Ltd.	220,000	1,417,850
K Wah International Holdings Ltd.	2,796,000	1,311,560
Wharf Holdings Ltd.	232,000	1,898,674
Total		4,628,084
Ireland 3.4%
Dragon Oil PLC	332,300	3,051,170
Jazz Pharmaceuticals PLC(a)	25,040	2,195,758
Smurfit Kappa Group PLC	134,893	2,740,184
Total		7,987,112
Italy 2.1%
ENI SpA	121,055	2,764,668
Recordati SpA	194,191	2,189,246
Total		4,953,914
Japan 21.7%
Aisin Seiki Co., Ltd.	50,800	1,939,072
Arnest One Corp.	71,300	1,478,026
Central Japan Railway Co.	20,600	2,345,375
CyberAgent, Inc.	533	1,363,891
Daiichikosho Co., Ltd.	68,300	1,835,943
Dr Ci:Labo Co., Ltd.	276	714,736
Fuji Heavy Industries Ltd.	136,000	3,274,128
Fuji Machine Manufacturing Co., Ltd.	156,500	1,417,434
Fuyo General Lease Co., Ltd.	67,300	2,159,056
Hino Motors Ltd.	109,000	1,412,084
IT Holdings Corp.	179,100	2,130,140
ITOCHU Corp.	230,100	2,590,288
Japan Petroleum Exploration Co.	32,500	1,443,541
Japan Tobacco, Inc.	54,900	1,854,239
Kato Sangyo Co., Ltd.	81,600	1,618,428
Kinki Sharyo Co., Ltd.	223,611	734,753
Mitsubishi UFJ Financial Group, Inc.	477,500	2,782,777
Nippon Telegraph & Telephone Corp.	58,300	2,957,659
NuFlare Technology, Inc.	31	362,981
Otsuka Holdings Co., Ltd.	51,200	1,581,841
Shinko Plantech Co., Ltd.	232,700	1,861,269
Sumitomo Mitsui Financial Group, Inc.	118,900	5,226,352
Temp Holdings Co., Ltd.	32,400	699,189

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tokyo Gas Co., Ltd.	222,000	1,148,914
TS Tech Co., Ltd.	57,800	1,934,344
Tsuruha Holdings, Inc.	15,400	1,387,715
Yamaguchi Financial Group, Inc.	148,000	1,372,152
Yodogawa Steel Works Ltd.	365,000	1,471,287
Total		51,097,614
Netherlands 3.5%
ING Groep NV-CVA(a)	253,597	2,753,393
Koninklijke Ahold NV	135,058	2,151,810
Koninklijke Philips NV	104,364	3,226,245
Total		8,131,448
Norway 0.9%
Electromagnetic GeoServices AS(a)	673,345	777,887
Kongsberg Automotive Holding ASA(a)	3,049,739	1,400,323
Total		2,178,210
Philippines 0.4%
Energy Development Corp.	7,650,200	985,505
Russian Federation 0.5%
Sberbank of Russia, ADR	119,197	1,256,336
Singapore 1.5%
Ausgroup Ltd.	2,316,000	551,915
DBS Group Holdings Ltd.	233,000	2,877,891
Total		3,429,806
South Korea 2.3%
GS Home Shopping, Inc.	7,113	1,354,613
Hyundai Home Shopping Network Corp.	15,409	2,270,806
LG Fashon Corp.	42,327	981,735
Youngone Holdings Co., Ltd.	14,642	807,845
Total		5,414,999
Spain 4.2%
Banco Bilbao Vizcaya Argentaria SA	249,511	2,380,912
Banco Santander SA	549,627	3,879,053
Duro Felguera SA	246,476	1,645,063
Iberdrola SA	391,053	2,073,543
Total		9,978,571

Common Stocks (continued)

Issuer	Shares	Value ($)
Sweden 2.8%
MQ Holding AB	411,280	1,073,603
Nordea Bank AB	245,058	2,852,758
Saab AB, Class B	140,078	2,565,953
Total		6,492,314
Switzerland 5.0%
Baloise Holding AG, Registered Shares	22,109	2,340,520
Georg Fischer AG, Registered Shares	5,071	2,749,551
Novartis AG, Registered Shares	15,900	1,159,455
Roche Holding AG, Genusschein Shares	8,503	2,121,066
Zurich Insurance Group AG	14,105	3,510,901
Total		11,881,493
Thailand 1.1%
Bangkok Bank PCL, Foreign Registered Shares	243,100	1,361,399
PTT PCL, Foreign Registered Shares	132,600	1,343,064
Total		2,704,463
United Kingdom 17.5%
Amarin Corp. PLC, ADR(a)	171,934	1,083,184
Antofagasta PLC	109,662	1,453,015
Aviva PLC	456,848	2,738,457
Barclays PLC	746,791	3,279,216
BP PLC	586,462	4,055,246
HSBC Holdings PLC	794,769	8,325,980
Intermediate Capital Group PLC	357,727	2,425,922
Lancashire Holdings Ltd.	145,704	1,623,484
Royal Dutch Shell PLC, Class A	61,821	2,000,973
Royal Dutch Shell PLC, Class B	213,534	7,190,756
Vodafone Group PLC	1,127,145	3,602,645
Vodafone Group PLC, ADR	52,315	1,692,390
Xchanging PLC	968,698	1,883,996
Total		41,355,264
United States 2.9%
CF Industries Holdings, Inc.	5,957	1,133,855
Gilead Sciences, Inc.(a)	15,405	928,459
GTx, Inc.(a)(b)	165,350	256,293
Infinity Pharmaceuticals, Inc.(a)	41,146	761,612
Insmed, Inc.(a)	35,247	536,107

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Keryx Biopharmaceuticals, Inc.(a)	53,958	460,262
NPS Pharmaceuticals, Inc.(a)	19,282	483,978
Pharmacyclics, Inc.(a)	5,301	591,061
Stillwater Mining Co.(a)	106,499	1,213,024
Vertex Pharmaceuticals, Inc.(a)	6,179	464,352
Total		6,829,003
Total Common Stocks (Cost: $214,788,081)		228,471,580

Exchange-Traded Funds 2.2%

	Shares	Value ($)
iShares MSCI EAFE ETF	88,691	5,247,847
Total Exchange-Traded Funds (Cost: $5,317,780)		5,247,847
Total Investments (Cost: $220,105,861)		233,719,427	(c)
Other Assets & Liabilities, Net		2,107,683
Net Assets		235,827,110

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	September 17, 2013	1,516,000 (CAD)	1,474,350 (USD)	35,525	—
Morgan Stanley	September 17, 2013	3,912,000 (CHF)	4,692,504 (USD)	487,676	—
Morgan Stanley	September 17, 2013	275,181,000 (JPY)	2,768,661 (USD)	—	(34,179)
Morgan Stanley	September 17, 2013	6,855,318,000 (KRW)	6,135,062 (USD)	—	(35,328)
Morgan Stanley	September 17, 2013	32,003,000 (PHP)	717,122 (USD)	—	(469)
Morgan Stanley	September 17, 2013	98,940,000 (THB)	3,179,306 (USD)	107,973	—
Morgan Stanley	September 17, 2013	4,914,608 (USD)	5,365,000 (AUD)	—	(143,558)
Morgan Stanley	September 17, 2013	2,469,556 (USD)	1,867,000 (EUR)	—	(1,930)
Morgan Stanley	September 17, 2013	15,873,823 (USD)	10,368,000 (GBP)	191,853	—
Morgan Stanley	September 17, 2013	1,223,677 (USD)	4,389,000 (ILS)	—	(15,701)
Morgan Stanley	September 17, 2013	1,223,195 (USD)	7,267,000 (NOK)	—	(36,318)
Morgan Stanley	September 17, 2013	730,425 (USD)	920,000 (NZD)	—	(20,075)
Morgan Stanley	September 17, 2013	1,470,321 (USD)	1,863,000 (SGD)	—	(9,807)
Total				823,027	(297,365)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Open Options Contracts Written at August 31, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
GTx, Inc.	Call	64	2	254	September 2013	480

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2013, securities valued at $9,920 were held to cover open call options written.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	149,527	28,646,691	(28,796,218)	—	332	—

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

ILS    Israeli Shekel

JPY  Japanese Yen

KRW  Korean Won

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

SGD  Singapore Dollar

THB  Thailand Baht

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Overseas Value Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	24,137,812	—	24,137,812
Consumer Staples	1,155,466	8,823,186	—	9,978,652
Energy	—	29,933,208	—	29,933,208
Financials	—	84,688,182	—	84,688,182
Health Care	7,761,066	12,837,757	—	20,598,823
Industrials	—	25,284,464	—	25,284,464
Information Technology	—	5,958,236	—	5,958,236
Materials	2,721,875	10,561,329	—	13,283,204
Telecommunication Services	1,692,390	8,708,648	—	10,401,038
Utilities	—	4,207,962	—	4,207,962
Exchange-Traded Funds	5,247,846	—	—	5,247,846
Total Equity Securities	18,578,643	215,140,784	—	233,719,427
Investments in Securities	18,578,643	215,140,784	—	233,719,427
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	823,027	—	823,027
Liabilities
Forward Foreign Currency Exchange Contracts	—	(297,365)	—	(297,365)
Options Contracts Written	480	—	—	480
Total	18,579,123	215,666,446	—	234,245,569

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Overseas Value Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
(identified cost $220,105,861)	$233,719,427
Foreign currency (identified cost $924,378)	924,378
Unrealized appreciation on forward foreign currency exchange contracts	823,027
Receivable for:
Investments sold	8,271,394
Capital shares sold	10,891
Dividends	453,030
Reclaims	486,896
Expense reimbursement due from Investment Manager	2,831
Prepaid expenses	37,866
Other assets	11,985
Total assets	244,741,725
Liabilities
Option contracts written, at value (premiums received $254)	480
Disbursements in excess of cash	47,973
Unrealized depreciation on forward foreign currency exchange contracts	297,365
Payable for:
Investments purchased	8,274,648
Capital shares purchased	182,883
Investment management fees	5,175
Distribution and/or service fees	1,749
Transfer agent fees	47,475
Administration fees	524
Plan administration fees	41
Compensation of board members	54,961
Other expenses	1,341
Total liabilities	8,914,615
Net assets applicable to outstanding capital stock	$235,827,110
Represented by
Paid-in capital	$557,456,740
Undistributed net investment income	2,411,906
Accumulated net realized loss	(338,175,761)
Unrealized appreciation (depreciation) on:
Investments	13,613,566
Foreign currency translations	(4,777)
Forward foreign currency exchange contracts	525,662
Options contracts written	(226)
Total — representing net assets applicable to outstanding capital stock	$235,827,110

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Overseas Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$195,049,653
Shares outstanding	24,715,820
Net asset value per share	$7.89
Maximum offering price per share(a)	$8.37
Class B
Net assets	$9,952,109
Shares outstanding	1,266,244
Net asset value per share	$7.86
Class C
Net assets	$4,246,685
Shares outstanding	540,333
Net asset value per share	$7.86
Class I
Net assets	$26,321,572
Shares outstanding	3,330,937
Net asset value per share	$7.90
Class K
Net assets	$188,349
Shares outstanding	23,864
Net asset value per share	$7.89
Class W
Net assets	$2,505
Shares outstanding	318
Net asset value per share	$7.88
Class Z
Net assets	$66,237
Shares outstanding	8,382
Net asset value per share	$7.90

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Overseas Value Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,149,292
Dividends — affiliated issuers	332
Interest	1,700
Foreign taxes withheld	(599,942)
Total income	5,551,382
Expenses:
Investment management fees	913,580
Distribution and/or service fees
Class A	233,721
Class B	55,812
Class C	20,333
Class W	3
Transfer agent fees
Class A	439,836
Class B	26,328
Class C	9,564
Class K	47
Class W	5
Class Z	3,704
Administration fees	92,514
Plan administration fees
Class K	233
Compensation of board members	10,908
Custodian fees	41,976
Printing and postage fees	89,837
Registration fees	42,354
Professional fees	25,968
Other	15,521
Total expenses	2,022,244
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(390,464)
Expense reductions	(20)
Total net expenses	1,631,760
Net investment income	3,919,622
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	77,475
Foreign currency translations	(91,539)
Forward foreign currency exchange contracts	(1,171,972)
Options contracts written	84,253
Net realized loss	(1,101,783)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,588,021)
Foreign currency translations	4,726
Forward foreign currency exchange contracts	601,400
Options contracts written	(100)
Net change in unrealized appreciation (depreciation)	(981,995)
Net realized and unrealized loss	(2,083,778)
Net increase in net assets resulting from operations	$1,835,844

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Overseas Value Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Operations
Net investment income	$3,919,622	$809,968
Net realized loss	(1,101,783)	(790,657)
Net change in unrealized appreciation (depreciation)	(981,995)	2,365,397
Net increase in net assets resulting from operations	1,835,844	2,384,708
Distributions to shareholders
Net investment income
Class I	(9,430)	(619,005)
Class W	—	(50)
Class Z	(23)	(60,434)
Total distributions to shareholders	(9,453)	(679,489)
Increase (decrease) in net assets from capital stock activity	204,794,378	(3,398,069)
Total increase (decrease) in net assets	206,620,769	(1,692,850)
Net assets at beginning of period	29,206,341	30,899,191
Net assets at end of period	$235,827,110	$29,206,341
Undistributed (excess of distributions over) net investment income	$2,411,906	$(97,583)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Overseas Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	613,143	4,913,330	355	2,714
Fund merger	26,646,303	209,545,325	—	—
Redemptions	(2,543,981)	(20,192,884)	—	—
Net increase	24,715,465	194,265,771	355	2,714
Class B shares
Subscriptions	10,590	84,962	327	2,500
Fund merger	1,692,156	13,292,374	—	—
Redemptions(b)	(436,829)	(3,487,545)	—	—
Net increase	1,265,917	9,889,791	327	2,500
Class C shares
Subscriptions	19,784	157,253	327	2,500
Fund merger	578,148	4,540,714	—	—
Redemptions	(57,926)	(459,104)	—	—
Net increase	540,006	4,238,863	327	2,500
Class I shares
Subscriptions	771	5,932	48,851	348,518
Fund merger	1,031	8,099	—	—
Distributions reinvested	1,249	9,426	84,884	618,950
Redemptions	(138,167)	(1,120,578)	(599,923)	(4,381,289)
Net decrease	(135,116)	(1,097,121)	(466,188)	(3,413,821)
Class K shares
Subscriptions	—	—	327	2,500
Fund merger	25,842	203,141	—	—
Redemptions	(2,305)	(23,749)	—	—
Net increase	23,537	179,392	327	2,500
Class Z shares
Subscriptions	581	4,549	—	—
Fund merger	8,336	65,598	—	—
Distributions reinvested	2	18	839	5,538
Redemptions	(350,325)	(2,752,483)	—	—
Net increase (decrease)	(341,406)	(2,682,318)	839	5,538
Total net increase (decrease)	26,068,403	204,794,378	(464,013)	(3,398,069)

(a) Class A, Class B, Class C and Class K shares commenced operations on February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Overseas Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class A	Six Months Ended August 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$7.65
Income from investment operations:
Net investment income	0.13
Net realized and unrealized gain	0.11	(b)
Total from investment operations	0.24
Net asset value, end of period	$7.89
Total return	3.14%
Ratios to average net assets(c)
Total gross expenses	1.78	%(d)
Total net expenses(e)	1.41	%(d)(f)
Net investment income	3.39	%(d)
Supplemental data
Net assets, end of period (in thousands)	$195,050
Portfolio turnover	31%

Notes to Financial Highlights

(a)  Shares commenced operations on February 28, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Overseas Value Fund

Financial Highlights (continued)

Class B	Six Months Ended August 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$7.65
Income from investment operations:
Net investment income	0.11
Net realized and unrealized gain	0.10	(b)
Total from investment operations	0.21
Net asset value, end of period	$7.86
Total return	2.75%
Ratios to average net assets(c)
Total gross expenses	2.52	%(d)
Total net expenses(e)	2.16	%(d)(f)
Net investment income	2.81	%(d)
Supplemental data
Net assets, end of period (in thousands)	$9,952
Portfolio turnover	31%

Notes to Financial Highlights

(a)  Shares commenced operations on February 28, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Overseas Value Fund

Financial Highlights (continued)

Class C	Six Months Ended August 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$7.65
Income from investment operations:
Net investment income	0.10
Net realized and unrealized gain	0.11	(b)
Total from investment operations	0.21
Net asset value, end of period	$7.86
Total return	2.75%
Ratios to average net assets(c)
Total gross expenses	2.53	%(d)
Total net expenses(e)	2.16	%(d)(f)
Net investment income	2.63	%(d)
Supplemental data
Net assets, end of period (in thousands)	$4,247
Portfolio turnover	31%

Notes to Financial Highlights

(a)  Shares commenced operations on February 28, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Overseas Value Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$7.65		$7.22	$7.87
Income from investment operations:
Net investment income	0.14		0.20	0.22
Net realized and unrealized gain (loss)	0.11	(b)	0.40	(0.62)
Total from investment operations	0.25		0.60	(0.40)
Less distributions to shareholders:
Net investment income	(0.00	)(c)	(0.17)	(0.25)
Total distributions to shareholders	(0.00	)(c)	(0.17)	(0.25)
Net asset value, end of period	$7.90		$7.65	$7.22
Total return	3.31%		8.49%	(4.55%)
Ratios to average net assets(d)
Total gross expenses	1.13	%(e)	1.33%	1.76	%(e)
Total net expenses(f)	1.00	%(e)	1.07%	0.84	%(e)
Net investment income	3.63	%(e)	2.78%	3.37	%(e)
Supplemental data
Net assets, end of period (in thousands)	$26,322		$26,514	$28,376
Portfolio turnover	31%		46%	96%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to February 29, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Overseas Value Fund

Financial Highlights (continued)

Class K	Six Months Ended August 31, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$7.65
Income from investment operations:
Net investment income	0.14
Net realized and unrealized gain	0.10	(b)
Total from investment operations	0.24
Net asset value, end of period	$7.89
Total return	3.14%
Ratios to average net assets(c)
Total gross expenses	1.35	%(d)
Total net expenses(e)	1.26	%(d)
Net investment income	3.59	%(d)
Supplemental data
Net assets, end of period (in thousands)	$188
Portfolio turnover	31%

Notes to Financial Highlights

(a)  Shares commenced operations on February 28, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Overseas Value Fund

Financial Highlights (continued)

Class W	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012(a)
Per share data
Net asset value, beginning of period	$7.65		$7.22	$7.87
Income from investment operations:
Net investment income	0.13		0.17	0.22
Net realized and unrealized gain (loss)	0.10	(b)	0.42	(0.64)
Total from investment operations	0.23		0.59	(0.42)
Less distributions to shareholders:
Net investment income	—		(0.16)	(0.23)
Total distributions to shareholders	—		(0.16)	(0.23)
Net asset value, end of period	$7.88		$7.65	$7.22
Total return	3.01%		8.24%	(4.81%)
Ratios to average net assets(c)
Total gross expenses	1.81	%(d)	1.58%	2.09	%(d)
Total net expenses(e)	1.43	%(d)	1.33%	1.12	%(d)
Net investment income	3.19	%(d)	2.46%	3.24	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$2	$2
Portfolio turnover	31%		46%	96%

Notes to Financial Highlights

(a)  For the period from March 31, 2011 (commencement of operations) to February 29, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Overseas Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,	Year Ended February 29,	Year Ended February 28,
Class Z	(Unaudited)		2013	2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$7.66		$7.23	$8.00	$6.98		$4.46		$10.00
Income from investment operations:
Net investment income	0.20		0.19	0.32	0.16		0.17		0.27
Net realized and unrealized gain (loss)	0.04	(b)	0.41	(0.85)	1.01		2.63		(5.56)
Total from investment operations	0.24		0.60	(0.53)	1.17		2.80		(5.29)
Less distributions to shareholders:
Net investment income	(0.00	)(c)	(0.17)	(0.24)	(0.15)		(0.28)		(0.23)
Tax return of capital	—		—	—	—		—		(0.02)
Total distributions to shareholders	(0.00	)(c)	(0.17)	(0.24)	(0.15)		(0.28)		(0.25)
Net asset value, end of period	$7.90		$7.66	$7.23	$8.00		$6.98		$4.46
Total return	3.17%		8.45%	(6.17%)	17.06%		62.60%		(53.41%)
Ratios to average net assets(d)
Total gross expenses	1.51	%(e)	1.32%	1.87%	3.65%		3.02%		3.99	%(e)
Total net expenses(f)	1.19	%(e)(g)	1.07%	0.98%	1.15	%(g)	1.14	%(g)	1.10	%(e)(g)
Net investment income	5.13	%(e)	2.72%	3.80%	2.18%		2.46%		3.72	%(e)
Supplemental data
Net assets, end of period (in thousands)	$66		$2,680	$2,521	$8,690		$7,572		$4,664
Portfolio turnover	31%		46%	96%	48%		62%		66%

Notes to Financial Highlights

(a)  For the period from March 31, 2008 (commencement of operations) to February 28, 2009.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Overseas Value Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to

Semiannual Report 2013
24

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Fund's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between a Fund and a counterparty that governs OTC

Semiannual Report 2013
25

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are OTC agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange traded or OTC. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity risk and to increase return on investments, to facilitate buying and selling of securities for investments and to implement a particular view on individual stocks that were more efficiently accomplished via options than the underlying equities. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of

Semiannual Report 2013
26

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

the option written. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract.

For OTC options contracts, the transaction is also subject to counterparty credit risk. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended August 31, 2013 are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at February 28, 2013	—	—	12	1,614
Opened	64	254	3,941	82,892
Closed	—	—	(12)	(1,614)
Expired	—	—	(3,941)	(82,892)
Balance at August 31, 2013	64	254	—	—

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2013:

Offsetting of Financial Assets and Derivative Assets

			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	823,027	—	823,027	297,365	—	—	525,662
			Net Amounts of	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	297,365	—	297,365	297,365	—	—	—
Options Contracts Written	480	—	480	—	—	—	480
Total	297,845	—	297,845	297,365	—	—	480

(a)  Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)  Represents the net amount due from counterparties in the event of default.

(c)  Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)  Represents the net amount due to counterparties in the event of default.

Semiannual Report 2013
27

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	823,027
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Options contracts written, at value	480
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	297,365
Total		297,845

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	(67,394)	(67,394)
Foreign exchange risk	(1,171,972)	—	(1,171,972)
Total	(1,171,972)	(67,394)	(1,239,366)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	(100)	(100)
Foreign exchange risk	601,400	—	601,400
Total	601,400	(100)	601,300

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	154
Options contracts	6,582

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2013
28

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.79% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $1,097.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for

Semiannual Report 2013
29

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class K shares.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.47%
Class B	0.47
Class C	0.47
Class K	0.05
Class W	0.42
Class Z	0.42

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $43,545 for Class A, $1,495 for Class B and $129 for Class C shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	March 16, 2013 through June 30, 2014	Prior to March 16, 2013
Class A	1.41%	1.56%
Class B	2.16	2.31
Class C	2.16	2.31
Class I	0.96	1.31
Class K	1.26	1.61
Class W	1.41	1.56
Class Z	1.16	1.31

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary

Semiannual Report 2013
30

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Reorganization (see Note 9) costs were allocated to the Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund's shareholders during the first year following the reorganization.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $220,106,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$21,754,000
Unrealized depreciation	(8,140,000)
Net unrealized appreciation	$13,614,000

The following capital loss carryforward, determined as of February 28, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	365,313
2018	2,028,503
Unlimited short-term	2,526,529
Unlimited long-term	546,941
Total	5,467,286

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $225,295 at February 28, 2013 as arising on March 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $78,058,525 and $97,521,469, respectively, for the six months ended August 31, 2013.

Transactions to realign the Fund's portfolio following the merger as described in Note 9 are excluded for purposes of calculating the Fund's portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $8,899,041and $9,001,280, respectively.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, one unaffiliated shareholder account owned 19.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 11.1% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility

Semiannual Report 2013
31

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Fund Merger

At the close of business on March 15, 2013, the Fund acquired the assets and assumed the identified liabilities of Columbia Multi-Advisor International Value Fund, a series of Columbia Funds Series Trust II (the acquired fund). The reorganization was completed after shareholders of the acquired fund approved a plan of reorganization on February 27, 2013. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $30,016,215 and the combined net assets immediately after the acquisition were $257,671,466.

The merger was accomplished by a tax-free exchange of 40,021,347 shares of the acquired fund valued at $227,655,251 (including $12,260,969 of unrealized appreciation).

In exchange for the acquired fund's shares, the Fund issued the following number of shares:

Shares
Class A	26,646,303
Class B	1,692,156
Class C	578,148
Class I	1,031
Class K	25,842
Class Z	8,336

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the acquired fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on March 1, 2013, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the six months ended August 31, 2013 would have been approximately $4.1 million, $12.2 million, $(10.1) million and $6.1 million, respectively.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the

Semiannual Report 2013
32

Columbia Overseas Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
33

Columbia Overseas Value Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In

Semiannual Report 2013
34

Columbia Overseas Value Fund

Approval of Investment Management Services Agreement (continued)

addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2013
35

Columbia Overseas Value Fund

Approval of Investment Management Services Agreement (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013
36

Columbia Overseas Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
37

Columbia Overseas Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR208_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Small Cap Value Fund II

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Small Cap Value Fund II

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	25
Approval of Investment Management Services Agreement	30
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Small Cap Value Fund II

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Value Fund II (the Fund) Class A shares returned 11.23% excluding sales charges for the six months ended August 31, 2013.

>  The Fund outperformed its benchmark, the Russell 2000 Value Index, which returned 8.57% for the same period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/01/02
Excluding sales charges		11.23	28.55	7.86	10.01
Including sales charges		4.83	21.20	6.58	9.36
Class B	05/01/02
Excluding sales charges		10.83	27.67	7.06	9.19
Including sales charges		5.83	22.67	6.75	9.19
Class C	05/01/02
Excluding sales charges		10.84	27.61	7.07	9.18
Including sales charges		9.84	26.61	7.07	9.18
Class I*	09/27/10	11.46	29.14	8.17	10.17
Class R*	01/23/06	11.13	28.28	7.60	9.73
Class R4*	11/08/12	11.34	28.83	7.90	10.04
Class R5*	11/08/12	11.42	28.96	7.93	10.05
Class Y*	11/08/12	11.48	29.05	7.94	10.06
Class Z	05/01/02	11.37	28.84	8.14	10.29
Russell 2000 Value Index		8.57	24.38	6.88	8.55

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Small Cap Value Fund II

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Prosperity Bancshares, Inc.	1.3
Umpqua Holdings Corp.	1.3
Symetra Financial Corp.	1.2
Hornbeck Offshore Services, Inc.	1.2
Amtrust Financial Services, Inc.	1.2
Tenneco, Inc.	1.1
Navigant Consulting, Inc.	1.1
CNO Financial Group, Inc.	1.1
Sonic Corp.	1.1
United Stationers, Inc.	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2013)
Common Stocks	96.5
Consumer Discretionary	10.6
Consumer Staples	1.7
Energy	6.6
Financials	33.3
Health Care	7.4
Industrials	10.7
Information Technology	14.3
Materials	6.7
Telecommunication Services	0.8
Utilities	4.4
Money Market Funds	3.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christian Stadlinger, Ph.D., CFA
Jarl Ginsberg, CFA, CAIA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Small Cap Value Fund II

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,112.30	1,018.60	6.83	6.53	1.29
Class B	1,000.00	1,000.00	1,108.30	1,014.84	10.78	10.30	2.04
Class C	1,000.00	1,000.00	1,108.40	1,014.84	10.78	10.30	2.04
Class I	1,000.00	1,000.00	1,114.60	1,020.86	4.45	4.26	0.84
Class R	1,000.00	1,000.00	1,111.30	1,017.35	8.15	7.79	1.54
Class R4	1,000.00	1,000.00	1,113.40	1,019.85	5.51	5.27	1.04
Class R5	1,000.00	1,000.00	1,114.20	1,020.51	4.82	4.61	0.91
Class Y	1,000.00	1,000.00	1,114.80	1,020.81	4.51	4.31	0.85
Class Z	1,000.00	1,000.00	1,113.70	1,019.85	5.51	5.27	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
4

Columbia Small Cap Value Fund II

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.2%

Issuer	Shares	Value ($)
Consumer Discretionary 10.7%
Auto Components 2.9%
American Axle & Manufacturing Holdings, Inc.(a)	670,000	12,884,100
Tenneco, Inc.(a)	385,000	17,760,050
Tower International, Inc.(a)	815,000	16,691,200
Total		47,335,350
Hotels, Restaurants & Leisure 1.6%
Ruby Tuesday, Inc.(a)	1,050,000	7,623,000
Sonic Corp.(a)	1,100,000	17,556,000
Total		25,179,000
Household Durables 2.2%
Helen of Troy Ltd.(a)	332,000	13,339,760
KB Home	630,000	10,098,900
Standard Pacific Corp.(a)	1,575,000	11,245,500
Total		34,684,160
Media 0.7%
Sinclair Broadcast Group, Inc., Class A	500,000	11,960,000
Specialty Retail 3.3%
OfficeMax, Inc.	900,000	9,783,000
Pier 1 Imports, Inc.	400,000	8,768,000
Sonic Automotive, Inc., Class A	675,000	14,708,250
Wet Seal, Inc. (The), Class A(a)	2,100,000	7,665,000
Zale Corp.(a)	900,000	11,259,000
Total		52,183,250
Total Consumer Discretionary		171,341,760
Consumer Staples 1.7%
Food & Staples Retailing 0.6%
Harris Teeter Supermarkets, Inc.	200,000	9,830,000
Personal Products 1.1%
Nu Skin Enterprises, Inc., Class A	205,000	17,160,550
Total Consumer Staples		26,990,550
Energy 6.7%
Energy Equipment & Services 3.7%
Helix Energy Solutions Group, Inc.(a)	550,000	13,766,500
Hercules Offshore, Inc.(a)	1,975,000	14,220,000
Hornbeck Offshore Services, Inc.(a)	340,000	18,523,200
Tesco Corp.(a)	748,600	11,565,870
Total		58,075,570

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.0%
Athlon Energy, Inc.(a)	390,000	10,842,000
Delek U.S. Holdings, Inc.	200,000	4,972,000
Gulfport Energy Corp.(a)	255,700	15,086,300
Midstates Petroleum Co., Inc.(a)	1,175,000	5,311,000
PDC Energy, Inc.(a)	213,200	12,233,416
Total		48,444,716
Total Energy		106,520,286
Financials 33.5%
Capital Markets 1.9%
Apollo Investment Corp.	860,145	6,786,544
Medley Capital Corp.	950,000	12,492,500
Walter Investment Management Corp.(a)	300,000	11,007,000
Total		30,286,044
Commercial Banks 12.9%
Community Bank System, Inc.	500,000	16,620,000
FirstMerit Corp.	640,000	13,542,400
Independent Bank Corp.	475,000	16,867,250
PrivateBancorp, Inc.	450,000	9,819,000
Prosperity Bancshares, Inc.	327,000	19,554,600
Renasant Corp.	670,000	16,863,900
Sandy Spring Bancorp, Inc.	575,000	12,851,250
Sterling Bancorp(b)	1,250,000	15,862,500
Susquehanna Bancshares, Inc.	1,247,001	15,724,683
Umpqua Holdings Corp.	1,200,000	19,488,000
Union First Market Bankshares Corp.	620,000	13,261,800
Western Alliance Bancorp(a)	935,000	15,305,950
Wilshire Bancorp, Inc.	1,232,400	10,019,412
Wintrust Financial Corp.	272,300	10,793,972
Total		206,574,717
Insurance 7.7%
American Equity Investment Life Holding Co.	825,000	16,343,250
AMERISAFE, Inc.	490,000	15,969,100
Amtrust Financial Services, Inc.	514,424	18,375,225
Argo Group International Holdings Ltd.	319,000	13,027,960
CNO Financial Group, Inc.	1,300,000	17,667,000
Hilltop Holdings, Inc.(a)	700,000	10,962,000
Platinum Underwriters Holdings Ltd.	210,000	12,133,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
5

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Symetra Financial Corp.	1,100,000	18,997,000
Total		123,475,335
Real Estate Investment Trusts (REITs) 7.3%
American Assets Trust, Inc.	565,000	16,729,650
Brandywine Realty Trust	971,845	12,459,053
CubeSmart	810,000	13,486,500
First Industrial Realty Trust, Inc.	1,050,000	15,886,500
Geo Group, Inc. (The)	230,000	7,178,300
Highwoods Properties, Inc.	325,000	10,978,500
Kilroy Realty Corp.	264,000	12,880,560
LaSalle Hotel Properties	375,000	9,948,750
Pennsylvania Real Estate Investment Trust	485,000	8,996,750
PennyMac Mortgage Investment Trust	390,000	8,209,500
Total		116,754,063
Thrifts & Mortgage Finance 3.7%
EverBank Financial Corp.	930,000	13,075,800
MGIC Investment Corp.(a)	1,280,000	9,241,600
Ocwen Financial Corp.(a)	270,000	13,618,800
Oritani Financial Corp.	789,189	12,240,321
Radian Group, Inc.	725,000	9,823,750
Total		58,000,271
Total Financials		535,090,430
Health Care 7.4%
Health Care Equipment & Supplies 2.1%
CONMED Corp.	467,000	14,519,030
ICU Medical, Inc.(a)	165,000	11,794,200
Symmetry Medical, Inc.(a)	1,069,350	8,394,397
Total		34,707,627
Health Care Providers & Services 4.4%
Healthways, Inc.(a)	725,032	13,833,611
Kindred Healthcare, Inc.(a)	1,050,000	15,435,000
LHC Group, Inc.(a)	410,000	9,278,300
VCA Antech, Inc.(a)	575,000	15,691,750
WellCare Health Plans, Inc.(a)	255,000	16,235,850
Total		70,474,511
Health Care Technology 0.9%
MedAssets, Inc.(a)	625,000	14,012,500
Total Health Care		119,194,638

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 10.8%
Airlines 1.1%
Alaska Air Group, Inc.	165,000	9,342,300
U.S. Airways Group, Inc.(a)	450,000	7,272,000
Total		16,614,300
Building Products 0.6%
USG Corp.(a)	425,000	9,919,500
Commercial Services & Supplies 3.5%
Deluxe Corp.	390,000	15,346,500
Steelcase, Inc., Class A	800,000	11,616,000
TMS International Corp., Class A(b)	675,000	11,751,750
United Stationers, Inc.	440,000	17,485,600
Total		56,199,850
Construction & Engineering 1.4%
EMCOR Group, Inc.	235,000	8,833,650
MasTec, Inc.(a)	435,300	13,842,540
Total		22,676,190
Machinery 1.5%
Trinity Industries, Inc.	227,000	9,583,940
Wabash National Corp.(a)	1,350,000	14,067,000
Total		23,650,940
Professional Services 1.1%
Navigant Consulting, Inc.(a)	1,300,000	17,745,000
Road & Rail 1.1%
Swift Transportation Co.(a)	950,000	17,062,000
Trading Companies & Distributors 0.5%
United Rentals, Inc.(a)	155,000	8,489,350
Total Industrials		172,357,130
Information Technology 14.4%
Communications Equipment 2.2%
Calix, Inc.(a)	1,050,000	13,492,500
Ciena Corp.(a)	550,000	10,956,000
Finisar Corp.(a)	500,000	10,235,000
Total		34,683,500
Electronic Equipment, Instruments & Components 1.5%
Anixter International, Inc.(a)	145,000	12,116,200
Rogers Corp.(a)	200,000	11,094,000
Total		23,210,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 0.6%
Saba Software, Inc.(a)	1,000,000	9,925,000
IT Services 2.2%
Global Cash Access Holdings, Inc.(a)	1,625,000	12,512,500
NeuStar, Inc., Class A(a)	160,000	8,086,400
Unisys Corp.(a)	585,000	14,718,600
Total		35,317,500
Semiconductors & Semiconductor Equipment 5.2%
Cirrus Logic, Inc.(a)	600,000	13,500,000
Fairchild Semiconductor International, Inc.(a)	775,000	9,462,750
Integrated Silicon Solution(a)	800,000	8,328,000
IXYS Corp.	1,009,506	9,358,121
Kulicke & Soffa Industries, Inc.(a)	1,200,000	13,272,000
Micrel, Inc.	917,732	8,443,134
RF Micro Devices, Inc.(a)	1,240,000	6,150,400
Rudolph Technologies, Inc.(a)	775,000	8,021,250
SunEdison, Inc.(a)	944,000	6,947,840
Total		83,483,495
Software 2.7%
BroadSoft, Inc.(a)	410,000	13,197,900
Envivio, Inc.(a)	800,000	1,984,000
EPIQ Systems, Inc.	910,000	11,147,500
Mentor Graphics Corp.	770,000	17,063,200
Total		43,392,600
Total Information Technology		230,012,295
Materials 6.8%
Chemicals 1.6%
OM Group, Inc.(a)	440,000	12,504,800
Taminco Corp.(a)	627,447	12,392,078
Total		24,896,878
Metals & Mining 1.5%
Constellium NV(a)	725,000	12,832,500
Worthington Industries, Inc.	335,000	11,165,550
Total		23,998,050
Paper & Forest Products 3.7%
Boise Cascade Co.(a)	310,000	7,161,000
Clearwater Paper Corp.(a)	300,000	14,298,000
KapStone Paper and Packaging Corp.	355,000	14,910,000

Common Stocks (continued)

Issuer	Shares	Value ($)
Neenah Paper, Inc.	449,213	16,441,196
Schweitzer-Mauduit International, Inc.	120,000	6,872,400
Total		59,682,596
Total Materials		108,577,524
Telecommunication Services 0.8%
Wireless Telecommunication Services 0.8%
NII Holdings, Inc.(a)	775,000	4,634,500
Telephone & Data Systems, Inc.	300,000	8,307,000
Total		12,941,500
Total Telecommunication Services		12,941,500
Utilities 4.4%
Electric Utilities 0.9%
UIL Holdings Corp.	395,000	14,915,200
Gas Utilities 2.4%
New Jersey Resources Corp.	305,000	13,139,400
South Jersey Industries, Inc.	240,000	13,862,400
Southwest Gas Corp.	240,000	11,227,200
Total		38,229,000
Multi-Utilities 1.1%
Avista Corp.	650,000	17,075,500
Total Utilities		70,219,700
Total Common Stocks (Cost: $1,153,337,747)		1,553,245,813
Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.097%(b)(c)	55,721,796	55,721,796
Total Money Market Funds (Cost: $55,721,796)		55,721,796
Total Investments (Cost: $1,209,059,543)		1,608,967,609
Other Assets & Liabilities, Net		(10,845,557)
Net Assets		1,598,122,052

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,045,945	230,477,460	(200,801,609)	—	55,721,796	27,361	55,721,796
Sterling Bancorp	16,066,311	600,675	(4,315,028)	246,798	12,598,756	367,546	15,862,500
TMS International Corp., Class A	11,136,125	—	(3,197,729)	799,801	8,738,197	171,891	11,751,750
Total	53,248,381	231,078,135	(208,314,366)	1,046,599	77,058,749	566,798	83,336,046

(c)  The rate shown is the seven-day current annualized yield at August 31, 2013.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Small Cap Value Fund II

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	171,341,760	—	—	171,341,760
Consumer Staples	26,990,550	—	—	26,990,550
Energy	106,520,286	—	—	106,520,286
Financials	535,090,430	—	—	535,090,430
Health Care	119,194,638	—	—	119,194,638
Industrials	172,357,130	—	—	172,357,130
Information Technology	230,012,295	—	—	230,012,295
Materials	108,577,524	—	—	108,577,524
Telecommunication Services	12,941,500	—	—	12,941,500
Utilities	70,219,700	—	—	70,219,700
Total Equity Securities	1,553,245,813	—	—	1,553,245,813
Mutual Funds
Money Market Funds	55,721,796	—	—	55,721,796
Total Mutual Funds	55,721,796	—	—	55,721,796
Total	1,608,967,609	—	—	1,608,967,609

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Small Cap Value Fund II

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,132,000,794)	$1,525,631,563
Affiliated issuers (identified cost $77,058,749)	83,336,046
Total investments (identified cost $1,209,059,543)	1,608,967,609
Receivable for:
Capital shares sold	3,714,231
Dividends	1,704,017
Prepaid expenses	61,129
Total assets	1,614,446,986
Liabilities
Payable for:
Investments purchased	11,358,758
Capital shares purchased	4,317,511
Investment management fees	33,018
Distribution and/or service fees	2,635
Transfer agent fees	424,738
Administration fees	3,322
Compensation of board members	85,823
Other expenses	99,129
Total liabilities	16,324,934
Net assets applicable to outstanding capital stock	$1,598,122,052
Represented by
Paid-in capital	$1,085,129,393
Undistributed net investment income	4,313,670
Accumulated net realized gain	108,770,923
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	393,630,769
Investments — affiliated issuers	6,277,297
Total — representing net assets applicable to outstanding capital stock	$1,598,122,052

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Small Cap Value Fund II

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$273,526,370
Shares outstanding	15,761,656
Net asset value per share	$17.35
Maximum offering price per share(a)	$18.41
Class B
Net assets	$2,008,151
Shares outstanding	122,859
Net asset value per share	$16.35
Class C
Net assets	$16,094,712
Shares outstanding	985,447
Net asset value per share	$16.33
Class I
Net assets	$18,557,324
Shares outstanding	1,058,912
Net asset value per share	$17.52
Class R
Net assets	$16,236,867
Shares outstanding	941,924
Net asset value per share	$17.24
Class R4
Net assets	$1,030,443
Shares outstanding	58,048
Net asset value per share	$17.75
Class R5
Net assets	$7,919,781
Shares outstanding	445,950
Net asset value per share	$17.76
Class Y
Net assets	$19,018,420
Shares outstanding	1,069,108
Net asset value per share	$17.79
Class Z
Net assets	$1,243,729,984
Shares outstanding	71,052,159
Net asset value per share	$17.50

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Small Cap Value Fund II

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$12,396,115
Dividends — affiliated issuers	566,798
Total income	12,962,913
Expenses:
Investment management fees	5,831,443
Distribution and/or service fees
Class A	337,841
Class B	10,299
Class C	82,271
Class R	40,576
Transfer agent fees
Class A	263,258
Class B	2,007
Class C	16,026
Class R	15,814
Class R4	929
Class R5	416
Class Z	1,198,705
Administration fees	586,904
Compensation of board members	29,765
Custodian fees	7,688
Printing and postage fees	65,422
Registration fees	33,859
Professional fees	22,556
Other	26,325
Total expenses	8,572,104
Expense reductions	(120)
Total net expenses	8,571,984
Net investment income	4,390,929
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	110,878,828
Investments — affiliated issuers	1,046,599
Net realized gain	111,925,427
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	42,589,599
Investments — affiliated issuers	5,528,746
Net change in unrealized appreciation (depreciation)	48,118,345
Net realized and unrealized gain	160,043,772
Net increase in net assets resulting from operations	$164,434,701

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Small Cap Value Fund II

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment income	$4,390,929	$14,136,091
Net realized gain	111,925,427	196,445,124
Net change in unrealized appreciation (depreciation)	48,118,345	(7,305,584)
Net increase in net assets resulting from operations	164,434,701	203,275,631
Distributions to shareholders
Net investment income
Class A	(93,873)	(2,349,976)
Class B	—	(3,255)
Class C	—	(26,606)
Class I	(24,614)	(274,717)
Class R	—	(89,079)
Class R4	(757)	(25)
Class R5	(368)	(26)
Class Y	(8,433)	(27)
Class Z	(877,129)	(10,764,552)
Net realized gains
Class A	(7,602,649)	(6,552,473)
Class B	(60,332)	(43,346)
Class C	(481,567)	(354,355)
Class I	(688,970)	(492,523)
Class R	(443,295)	(339,078)
Class R4	(29,890)	(56)
Class R5	(11,286)	(56)
Class Y	(239,483)	(56)
Class Z	(34,642,014)	(22,798,039)
Total distributions to shareholders	(45,204,660)	(44,088,245)
Increase (decrease) in net assets from capital stock activity	24,174,254	(514,033,494)
Total increase (decrease) in net assets	143,404,295	(354,846,108)
Net assets at beginning of period	1,454,717,757	1,809,563,865
Net assets at end of period	$1,598,122,052	$1,454,717,757
Undistributed net investment income	$4,313,670	$927,915

(a) Class R4, R5 and Y shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Small Cap Value Fund II

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,643,931	28,069,521	3,741,070	54,524,154
Distributions reinvested	433,383	7,116,143	583,298	8,323,395
Redemptions	(2,311,217)	(39,226,555)	(24,756,419)	(363,919,210)
Net decrease	(233,903)	(4,040,891)	(20,432,051)	(301,071,661)
Class B shares
Subscriptions	352	5,463	364	4,913
Distributions reinvested	3,475	53,789	2,994	40,513
Redemptions(b)	(13,073)	(210,774)	(41,852)	(574,462)
Net decrease	(9,246)	(151,522)	(38,494)	(529,036)
Class C shares
Subscriptions	13,918	219,902	20,218	278,710
Distributions reinvested	24,195	374,304	21,899	296,075
Redemptions	(117,481)	(1,880,400)	(306,004)	(4,227,095)
Net decrease	(79,368)	(1,286,194)	(263,887)	(3,652,310)
Class I shares
Subscriptions	448	7,797	838,970	12,463,105
Distributions reinvested	43,084	713,475	53,408	767,133
Redemptions	(446,724)	(8,085,877)	(259,202)	(3,924,399)
Net increase (decrease)	(403,192)	(7,364,605)	633,176	9,305,839
Class R shares
Subscriptions	241,673	4,047,693	306,892	4,422,283
Distributions reinvested	26,147	426,457	28,949	411,082
Redemptions	(290,782)	(4,909,587)	(769,184)	(11,143,741)
Net decrease	(22,962)	(435,437)	(433,343)	(6,310,376)
Class R4 shares
Subscriptions	69,098	1,185,937	173	2,500
Distributions reinvested	1,820	30,560	—	—
Redemptions	(13,043)	(227,705)	—	—
Net increase	57,875	988,792	173	2,500
Class R5 shares
Subscriptions	448,963	8,252,023	173	2,500
Distributions reinvested	689	11,567	—	—
Redemptions	(3,875)	(69,771)	—	—
Net increase	445,777	8,193,819	173	2,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
14

Columbia Small Cap Value Fund II

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	1,118,750	19,772,397	173	2,500
Distributions reinvested	14,734	247,829	—	—
Redemptions	(64,549)	(1,158,197)	—	—
Net increase	1,068,935	18,862,029	173	2,500
Class Z shares
Subscriptions	9,764,249	168,107,663	16,561,724	243,481,776
Distributions reinvested	1,740,354	28,802,861	1,806,437	25,950,757
Redemptions	(10,869,869)	(187,502,261)	(32,609,372)	(481,215,983)
Net increase (decrease)	634,734	9,408,263	(14,241,211)	(211,783,450)
Total net increase (decrease)	1,458,650	24,174,254	(34,775,291)	(514,033,494)

(a) Class R4, R5 and Y shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
15

Columbia Small Cap Value Fund II

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$16.07		$14.44		$14.77		$11.05		$6.74		$12.21
Income from investment operations:
Net investment income	0.03		0.11		0.02		0.00	(a)	0.04		0.11
Net realized and unrealized gain (loss)	1.75		1.96		(0.33)		3.74		4.32		(5.47)
Total from investment operations	1.78		2.07		(0.31)		3.74		4.36		(5.36)
Less distributions to shareholders:
Net investment income	(0.01)		(0.12)		(0.02)		(0.02)		(0.04)		(0.11)
Net realized gains	(0.49)		(0.32)		—		—		—		—
Tax return of capital	—		—		—		—		(0.01)		—
Total distributions to shareholders	(0.50)		(0.44)		(0.02)		(0.02)		(0.05)		(0.11)
Net asset value, end of period	$17.35		$16.07		$14.44		$14.77		$11.05		$6.74
Total return	11.23%		14.70%		(2.08%)		33.89%		64.73%		(44.03%)
Ratios to average net assets(b)
Total gross expenses	1.29	%(c)	1.33%		1.37%		1.36%		1.32%		1.28%
Total net expenses(d)	1.29	%(c)(e)	1.31	%(e)	1.31	%(e)	1.35	%(e)	1.32	%(e)	1.28	%(e)
Net investment income (loss)	0.36	%(c)	0.76%		0.15%		(0.01%)		0.44%		1.05%
Supplemental data
Net assets, end of period (in thousands)	$273,526		$257,083		$525,941		$565,730		$414,901		$235,871
Portfolio turnover	21%		42%		41%		60%		70%		56%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.22		$13.70		$14.10		$10.61		$6.49		$11.74
Income from investment operations:
Net investment income (loss)	(0.03)		0.00	(a)	(0.08)		(0.09)		(0.03)		0.03
Net realized and unrealized gain (loss)	1.65		1.87		(0.32)		3.58		4.15		(5.24)
Total from investment operations	1.62		1.87		(0.40)		3.49		4.12		(5.21)
Less distributions to shareholders:
Net investment income	—		(0.03)		—		—		—		(0.04)
Net realized gains	(0.49)		(0.32)		—		—		—		—
Total distributions to shareholders	(0.49)		(0.35)		—		—		—		(0.04)
Net asset value, end of period	$16.35		$15.22		$13.70		$14.10		$10.61		$6.49
Total return	10.83%		13.94%		(2.84%)		32.89%		63.48%		(44.46%)
Ratios to average net assets(b)
Total gross expenses	2.04	%(c)	2.08%		2.10%		2.11%		2.07%		2.03%
Total net expenses(d)	2.04	%(c)(e)	2.06	%(e)	2.05	%(e)	2.10	%(e)	2.07	%(e)	2.03	%(e)
Net investment income (loss)	(0.38	%)(c)	0.01%		(0.62%)		(0.77%)		(0.29%)		0.29%
Supplemental data
Net assets, end of period (in thousands)	$2,008		$2,010		$2,337		$3,093		$3,031		$2,373
Portfolio turnover	21%		42%		41%		60%		70%		56%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
17

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.20		$13.69		$14.09		$10.60		$6.49		$11.73
Income from investment operations:
Net investment income (loss)	(0.03)		(0.00	)(a)	(0.08)		(0.09)		(0.02)		0.03
Net realized and unrealized gain (loss)	1.65		1.86		(0.32)		3.58		4.13		(5.23)
Total from investment operations	1.62		1.86		(0.40)		3.49		4.11		(5.20)
Less distributions to shareholders:
Net investment income	—		(0.03)		—		—		—		(0.04)
Net realized gains	(0.49)		(0.32)		—		—		—		—
Total distributions to shareholders	(0.49)		(0.35)		—		—		—		(0.04)
Net asset value, end of period	$16.33		$15.20		$13.69		$14.09		$10.60		$6.49
Total return	10.84%		13.87%		(2.84%)		32.92%		63.33%		(44.41%)
Ratios to average net assets(b)
Total gross expenses	2.04	%(c)	2.08%		2.10%		2.11%		2.07%		2.03%
Total net expenses(d)	2.04	%(c)(e)	2.06	%(e)	2.06	%(e)	2.10	%(e)	2.07	%(e)	2.03	%(e)
Net investment income (loss)	(0.39	%)(c)	(0.00	%)(f)	(0.62%)		(0.77%)		(0.27%)		0.29%
Supplemental data
Net assets, end of period (in thousands)	$16,095		$16,190		$18,191		$23,321		$23,588		$22,159
Portfolio turnover	21%		42%		41%		60%		70%		56%

Notes to Financial Highlights

(a)  Rounds to $0.00.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Rounds to 0.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
18

Columbia Small Cap Value Fund II

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013	Year Ended February 29, 2012	Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$16.20		$14.54	$14.87	$11.72
Income from investment operations:
Net investment income (loss)	0.07		0.17	0.07	(0.01)
Net realized and unrealized gain (loss)	1.76		1.99	(0.32)	3.23
Total from investment operations	1.83		2.16	(0.25)	3.22
Less distributions to shareholders:
Net investment income	(0.02)		(0.18)	(0.08)	(0.07)
Net realized gains	(0.49)		(0.32)	—	—
Total distributions to shareholders	(0.51)		(0.50)	(0.08)	(0.07)
Net asset value, end of period	$17.52		$16.20	$14.54	$14.87
Total return	11.46%		15.31%	(1.64%)	27.55%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.86%	0.87%	0.92	%(c)
Total net expenses(d)	0.84	%(c)	0.86%	0.87%	0.92	%(c)(e)
Net investment income (loss)	0.81	%(c)	1.18%	0.52%	(0.12	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$18,557		$23,685	$12,055	$29,390
Portfolio turnover	21%		42%	41%	60%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
19

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$15.98		$14.36		$14.71		$11.01		$6.72		$12.17
Income from investment operations:
Net investment income (loss)	0.01		0.07		(0.02)		(0.03)		0.02		0.09
Net realized and unrealized gain (loss)	1.74		1.96		(0.33)		3.73		4.30		(5.45)
Total from investment operations	1.75		2.03		(0.35)		3.70		4.32		(5.36)
Less distributions to shareholders:
Net investment income	—		(0.09)		—		—		(0.03)		(0.09)
Net realized gains	(0.49)		(0.32)		—		—		—		—
Tax return of capital	—		—		—		—		(0.00	)(a)	—
Total distributions to shareholders	(0.49)		(0.41)		—		—		(0.03)		(0.09)
Net asset value, end of period	$17.24		$15.98		$14.36		$14.71		$11.01		$6.72
Total return	11.13%		14.47%		(2.38%)		33.61%		64.32%		(44.18%)
Ratios to average net assets(b)
Total gross expenses	1.54	%(c)	1.58%		1.60%		1.61%		1.57%		1.53%
Total net expenses(d)	1.54	%(c)(e)	1.56	%(e)	1.56	%(e)	1.60	%(e)	1.57	%(e)	1.53	%(e)
Net investment income (loss)	0.11	%(c)	0.50%		(0.12%)		(0.26%)		0.20%		0.82%
Supplemental data
Net assets, end of period (in thousands)	$16,237		$15,421		$20,081		$27,450		$22,755		$14,765
Portfolio turnover	21%		42%		41%		60%		70%		56%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
20

Columbia Small Cap Value Fund II

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$16.42		$14.41
Income from investment operations:
Net investment income	0.04		0.08
Net realized and unrealized gain	1.79		2.40
Total from investment operations	1.83		2.48
Less distributions to shareholders:
Net investment income	(0.01)		(0.15)
Net realized gains	(0.49)		(0.32)
Total distributions to shareholders	(0.50)		(0.47)
Net asset value, end of period	$17.75		$16.42
Total return	11.34%		17.60%
Ratios to average net assets(b)
Total gross expenses	1.04	%(c)	1.11	%(c)
Total net expenses(d)	1.04	%(c)(e)	1.06	%(c)
Net investment income	0.51	%(c)	1.73	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,030		$3
Portfolio turnover	21%		42%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
21

Columbia Small Cap Value Fund II

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$16.42		$14.41
Income from investment operations:
Net investment income	0.08		0.09
Net realized and unrealized gain	1.77		2.39
Total from investment operations	1.85		2.48
Less distributions to shareholders:
Net investment income	(0.02)		(0.15)
Net realized gains	(0.49)		(0.32)
Total distributions to shareholders	(0.51)		(0.47)
Net asset value, end of period	$17.76		$16.42
Total return	11.42%		17.63%
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)	0.92	%(c)
Total net expenses(d)	0.91	%(c)	0.92	%(c)
Net investment income	0.93	%(c)	1.87	%(c)
Supplemental data
Net assets, end of period (in thousands)	$7,920		$3
Portfolio turnover	21%		42%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
22

Columbia Small Cap Value Fund II

Financial Highlights (continued)

Class Y	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$16.44		$14.43
Income from investment operations:
Net investment income	0.07		0.09
Net realized and unrealized gain	1.79		2.40
Total from investment operations	1.86		2.49
Less distributions to shareholders:
Net investment income	(0.02)		(0.16)
Net realized gains	(0.49)		(0.32)
Total distributions to shareholders	(0.51)		(0.48)
Net asset value, end of period	$17.79		$16.44
Total return	11.48%		17.66%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.87	%(c)
Total net expenses(d)	0.85	%(c)	0.87	%(c)
Net investment income	0.79	%(c)	1.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$19,018		$3
Portfolio turnover	21%		42%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
23

Columbia Small Cap Value Fund II

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$16.19		$14.54		$14.87		$11.11		$6.78		$12.29
Income from investment operations:
Net investment income	0.05		0.15		0.05		0.03		0.07		0.14
Net realized and unrealized gain (loss)	1.76		1.97		(0.33)		3.78		4.33		(5.51)
Total from investment operations	1.81		2.12		(0.28)		3.81		4.40		(5.37)
Less distributions to shareholders:
Net investment income	(0.01)		(0.15)		(0.05)		(0.05)		(0.06)		(0.14)
Net realized gains	(0.49)		(0.32)		—		—		—		—
Tax return of capital	—		—		—		—		(0.01)		—
Total distributions to shareholders	(0.50)		(0.47)		(0.05)		(0.05)		(0.07)		(0.14)
Net asset value, end of period	$17.50		$16.19		$14.54		$14.87		$11.11		$6.78
Total return	11.37%		15.02%		(1.84%)		34.31%		64.94%		(43.87%)
Ratios to average net assets(a)
Total gross expenses	1.04	%(b)	1.08%		1.11%		1.11%		1.07%		1.03%
Total net expenses(c)	1.04	%(b)(d)	1.06	%(d)	1.06	%(d)	1.10	%(d)	1.07	%(d)	1.03	%(d)
Net investment income	0.62	%(b)	1.01%		0.40%		0.23%		0.68%		1.33%
Supplemental data
Net assets, end of period (in thousands)	$1,243,730		$1,140,319		$1,230,960		$1,276,673		$951,951		$540,951
Portfolio turnover	21%		42%		41%		60%		70%		56%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
24

Columbia Small Cap Value Fund II

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair

Semiannual Report 2013
25

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2013
26

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.74% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $2,995.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the

Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Beginning November 8, 2012, Class Y shares are not subject to transfer agent fees for at least twelve months.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.20
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $120.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder

Semiannual Report 2013
27

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,629 for Class A and $91 for Class B shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2014
Class A	1.31%
Class B	2.06
Class C	2.06
Class I	0.98
Class R	1.56
Class R4	1.06
Class R5	1.03
Class Y	0.98
Class Z	1.06

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $1,209,060,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$439,355,000
Unrealized depreciation	(39,447,000)
Net unrealized appreciation	$399,908,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $317,342,197 and $364,211,773, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2013
28

Columbia Small Cap Value Fund II

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Note 7. Shareholder Concentration

At August 31, 2013, three unaffiliated shareholder accounts owned an aggregate of 52.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Significant Risks

Financial Sector Risk

The Fund's portfolio managers may invest significantly in issuers operating in the financial sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota

Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
29

Columbia Small Cap Value Fund II

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Independent Trustees took into account their comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Independent Trustees also recalled the information the CIO provided them identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Independent Trustees also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services (such as strong accounting performance measures, refined derivatives processing and enhancements to the electronic communications under the affiliated and unaffiliated service provider oversight program). In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In

Semiannual Report 2013
30

Columbia Small Cap Value Fund II

Approval of Investment Management Services Agreement (continued)

addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's investment management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2013
31

Columbia Small Cap Value Fund II

Approval of Investment Management Services Agreement (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2013
32

Columbia Small Cap Value Fund II

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Small Cap Value Fund II

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR230_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Marsico Global Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Marsico Global Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	18
Approval of Investment Management Services and Subadvisory Agreements	24
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Marsico Global Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico Global Fund (the Fund) Class A shares returned 12.89% excluding sales charges for the six-month period that ended August 31, 2013.

>  The Fund outperformed its benchmark, the MSCI All Country World Index (Net), which returned 4.04% for the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/30/08
Excluding sales charges		12.89	22.93	6.45	4.18
Including sales charges		6.38	15.90	5.19	3.03
Class C	04/30/08
Excluding sales charges		12.46	21.98	5.69	3.41
Including sales charges		11.46	20.98	5.69	3.41
Class R	04/30/08	12.62	22.58	6.18	3.91
Class Z	04/30/08	12.97	23.17	6.73	4.43
MSCI All Country World Index (Net)		4.04	15.48	3.82	1.31

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013
2

Columbia Marsico Global Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
Rolls-Royce Holdings PLC (United Kingdom)	5.0
Biogen Idec, Inc. (United States)	4.1
Google, Inc., Class A (United States)	4.1
lululemon athletica, Inc. (United States)	3.8
Restoration Hardware Holdings, Inc. (United States)	3.8
Schlumberger Ltd. (United States)	3.6
Canadian Pacific Railway Ltd. (Canada)	3.5
Roche Holding AG, Genusschein Shares (Switzerland)	3.4
Gilead Sciences, Inc. (United States)	3.4
Monsanto Co. (United States)	3.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2013)
Argentina	1.7
Canada	3.2
France	4.4
Germany	2.8
Hong Kong	1.9
Italy	4.4
Netherlands	4.4
Russian Federation	1.2
Switzerland	5.4
United Kingdom	6.0
United States(a)	64.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Marsico Capital Management, LLC

James Gendelman

Thomas Marsico

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Marsico Global Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2013)
Industry	Percentage of Net Assets (%)
Aerospace & Defense	11.3
Automobiles	3.6
Beverages	1.4
Biotechnology	7.4
Chemicals	3.0
Commercial Banks	2.4
Diversified Financial Services	2.4
Diversified Telecommunication Services	1.6
Energy Equipment & Services	3.3
Food & Staples Retailing	1.6
Food Products	2.3
Hotels, Restaurants & Leisure	3.8
Insurance	1.9
Internet Software & Services	7.1
IT Services	2.6
Machinery	1.6
Media	1.5
Pharmaceuticals	5.2
Road & Rail	3.2
Semiconductors & Semiconductor Equipment	4.7
Specialty Retail	9.5
Textiles, Apparel & Luxury Goods	10.9
Money Market Funds	7.4
Total	99.7

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013
4

Columbia Marsico Global Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,128.90	1,017.35	8.22	7.79	1.54
Class B	1,000.00	1,000.00	1,124.60	1,013.59	12.20	11.56	2.29
Class R	1,000.00	1,000.00	1,126.20	1,016.09	9.54	9.05	1.79
Class Z	1,000.00	1,000.00	1,129.70	1,018.65	6.83	6.48	1.28

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013
5

Columbia Marsico Global Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.3%

Issuer	Shares	Value ($)
Argentina 1.7%
MercadoLibre, Inc.	4,380	519,862
Canada 3.2%
Canadian Pacific Railway Ltd.	8,204	964,805
France 4.4%
European Aeronautic Defence and Space Co. NV	12,172	701,479
Hermes International	1,882	631,039
Total		1,332,518
Germany 2.8%
Bayerische Motoren Werke AG	8,896	838,185
Hong Kong 1.9%
AIA Group Ltd.	130,400	570,766
Italy 4.4%
Brunello Cucinelli Spa	21,487	636,122
Luxottica Group, SpA, ADR	13,000	676,130
Total		1,312,252
Netherlands 4.4%
ASML Holding NV	9,757	849,444
Ziggo NV	12,092	479,522
Total		1,328,966
Russian Federation 1.2%
QIWI PLC, ADR	12,004	357,719
Switzerland 5.4%
Nestlé SA, Registered Shares	10,467	686,775
Roche Holding AG, Genusschein Shares	3,775	941,671
Total		1,628,446
United Kingdom 5.9%
Diageo PLC	13,389	409,584
Rolls-Royce Holdings PLC	80,146	1,381,130
Total		1,790,714
United States 57.0%
Accenture PLC, Class A	5,898	426,130
AutoZone, Inc.(a)	885	371,647
Biogen Idec, Inc.(a)	5,407	1,151,799
Bristol-Myers Squibb Co.	14,726	613,927

Common Stocks (continued)

Issuer	Shares	Value ($)
Celldex Therapeutics, Inc.(a)	6,428	139,616
Citigroup, Inc.	15,147	732,055
Comcast Corp., Class A	10,709	450,742
Facebook, Inc., Class A(a)	11,612	479,343
Gilead Sciences, Inc.(a)	15,569	938,344
Google, Inc., Class A(a)	1,355	1,147,549
Home Depot, Inc. (The)	9,432	702,590
Lockheed Martin Corp.	5,999	734,398
lululemon athletica, Inc.(a)	14,814	1,049,424
Monsanto Co.	9,212	901,763
Nike, Inc., Class B	4,640	291,485
Pentair Ltd.	8,082	485,809
Precision Castparts Corp.	2,766	584,290
Pricesmart, Inc.	5,527	475,156
Restoration Hardware Holdings, Inc.(a)	15,014	1,043,923
Schlumberger Ltd.	12,236	990,382
Starbucks Corp.	7,754	546,812
Starwood Hotels & Resorts Worldwide, Inc.	9,122	583,261
Tesla Motors, Inc.(a)	1,549	261,781
Texas Instruments, Inc.	14,840	566,888
TJX Companies, Inc.	13,970	736,498
Wells Fargo & Co.	17,978	738,536
Total		17,144,148
Total Common Stocks (Cost: $24,464,222)		27,788,381

Money Market Funds 7.4%

Columbia Short-Term Cash Fund, 0.097%(b)(c)	2,232,085	2,232,085
Total Money Market Funds (Cost: $2,232,085)		2,232,085
Total Investments (Cost: $26,696,307)		30,020,466
Other Assets & Liabilities, Net		80,298
Net Assets		30,100,764

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Marsico Global Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,904,236	12,715,105	(12,387,256)	2,232,085	1,290	2,232,085

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Marsico Global Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,714,292	2,105,346	—	8,819,638
Consumer Staples	475,156	1,096,360	—	1,571,516
Energy	990,382	—	—	990,382
Financials	1,470,591	570,766	—	2,041,357
Health Care	2,843,686	941,671	—	3,785,357
Industrials	2,769,302	2,082,608	—	4,851,910
Information Technology	4,346,937	—	—	4,346,937
Materials	901,763	—	—	901,763
Telecommunication Services	—	479,521	—	479,521
Total Equity Securities	20,512,109	7,276,272	—	27,788,381
Mutual Funds
Money Market Funds	2,232,085	—	—	2,232,085
Total Mutual Funds	2,232,085	—	—	2,232,085
Total	22,744,194	7,276,272	—	30,020,466

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Marsico Global Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $24,464,222)	$27,788,381
Affiliated issuers (identified cost $2,232,085)	2,232,085
Total investments (identified cost $26,696,307)	30,020,466
Receivable for:
Investments sold	18,872
Capital shares sold	44,644
Dividends	25,359
Reclaims	17,508
Expense reimbursement due from Investment Manager	255
Prepaid expenses	13,761
Total assets	30,140,865
Liabilities
Payable for:
Capital shares purchased	3,800
Investment management fees	655
Distribution and/or service fees	230
Transfer agent fees	2,515
Administration fees	66
Compensation of board members	26,092
Other expenses	6,743
Total liabilities	40,101
Net assets applicable to outstanding capital stock	$30,100,764
Represented by
Paid-in capital	$25,869,313
Excess of distributions over net investment income	(75,196)
Accumulated net realized gain	982,365
Unrealized appreciation (depreciation) on:
Investments	3,324,159
Foreign currency translations	123
Total — representing net assets applicable to outstanding capital stock	$30,100,764

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Marsico Global Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$16,826,276
Shares outstanding	1,382,801
Net asset value per share	$12.17
Maximum offering price per share(a)	$12.91
Class C
Net assets	$3,181,098
Shares outstanding	269,203
Net asset value per share	$11.82
Class R
Net assets	$1,951,600
Shares outstanding	161,923
Net asset value per share	$12.05
Class Z
Net assets	$8,141,790
Shares outstanding	662,839
Net asset value per share	$12.28

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico Global Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$189,204
Dividends — affiliated issuers	1,290
Foreign taxes withheld	(16,633)
Total income	173,861
Expenses:
Investment management fees	97,161
Distribution and/or service fees
Class A	17,906
Class C	14,350
Class R	4,566
Transfer agent fees
Class A	9,844
Class C	1,965
Class R	1,251
Class Z	3,841
Administration fees	9,839
Compensation of board members	8,021
Custodian fees	3,848
Printing and postage fees	14,328
Registration fees	26,741
Professional fees	19,918
Other	6,639
Total expenses	240,218
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(45,252)
Total net expenses	194,966
Net investment loss	(21,105)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,297,677
Foreign currency translations	2,454
Net realized gain	1,300,131
Net change in unrealized appreciation (depreciation) on:
Investments	1,386,921
Foreign currency translations	174
Net change in unrealized appreciation (depreciation)	1,387,095
Net realized and unrealized gain	2,687,226
Net increase in net assets resulting from operations	$2,666,121

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Marsico Global Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013
Operations
Net investment loss	$(21,105)	$(63,521)
Net realized gain	1,300,131	1,110,715
Net change in unrealized appreciation (depreciation)	1,387,095	444,035
Net increase in net assets resulting from operations	2,666,121	1,491,229
Increase (decrease) in net assets from capital stock activity	8,330,577	9,181,802
Total increase in net assets	10,996,698	10,673,031
Net assets at beginning of period	19,104,066	8,431,035
Net assets at end of period	$30,100,764	$19,104,066
Excess of distributions over net investment income	$(75,196)	$(54,091)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Marsico Global Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	455,252	5,307,178	839,765	8,497,513
Redemptions	(56,300)	(664,899)	(245,776)	(2,456,822)
Net increase	398,952	4,642,279	593,989	6,040,691
Class C shares
Subscriptions	36,924	430,323	65,211	638,876
Redemptions	(13,703)	(152,508)	(30,288)	(302,304)
Net increase	23,221	277,815	34,923	336,572
Class R shares
Subscriptions	8,249	99,584	30,075	313,224
Redemptions	(182)	(2,012)	(3)	(35)
Net increase	8,067	97,572	30,072	313,189
Class Z shares
Subscriptions	291,507	3,563,970	284,021	2,898,398
Redemptions	(20,723)	(251,059)	(39,285)	(407,048)
Net increase	270,784	3,312,911	244,736	2,491,350
Total net increase	701,024	8,330,577	903,720	9,181,802

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Marsico Global Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,	Year Ended February 29,	Year Ended February 28,
Class A	(Unaudited)		2013	2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$10.78		$9.71	$10.16	$7.85		$4.98		$10.00
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)	(0.05)	(0.05)		(0.03)		0.01
Net realized and unrealized gain (loss)	1.40		1.11	(0.28)	2.42		2.93		(5.03)
Total from investment operations	1.39		1.07	(0.33)	2.37		2.90		(5.02)
Less distributions to shareholders:
Net investment income	—		—	(0.01)	(0.06)		(0.03)		—
Net realized gains	—		—	(0.10)	—		—		—
Tax return of capital	—		—	(0.01)	—		—		—
Total distributions to shareholders	—		—	(0.12)	(0.06)		(0.03)		—
Redemption fees:
Redemption fees added to paid-in capital	—		—	—	—		0.00	(b)	0.00	(b)
Net asset value, end of period	$12.17		$10.78	$9.71	$10.16		$7.85		$4.98
Total return	12.89%		11.02%	(3.27%)	30.23%		58.22%		(50.20%)
Ratios to average net assets(c)
Total gross expenses	1.90	%(d)	2.18%	3.58%	5.38%		5.44%		8.79	%(d)
Total net expenses(e)	1.54	%(d)	1.57%	1.60%	1.60	%(f)	1.60	%(f)	1.60	%(d)(g)
Net investment income (loss)	(0.13	%)(d)	(0.41%)	(0.50%)	(0.59%)		(0.42%)		0.09	%(d)
Supplemental data
Net assets, end of period (in thousands)	$16,826		$10,610	$3,786	$3,343		$1,990		$1,113
Portfolio turnover	51%		98%	112%	104%		137%		168%

Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Marsico Global Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,	Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013	2012		2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$10.51		$9.53	$10.04		$7.78		$4.95		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.11)	(0.11)		(0.12)		(0.08)		(0.04)
Net realized and unrealized gain (loss)	1.36		1.09	(0.30)		2.39		2.91		(5.01)
Total from investment operations	1.31		0.98	(0.41)		2.27		2.83		(5.05)
Less distributions to shareholders:
Net investment income	—		—	(0.00	)(b)	(0.01)		—		—
Net realized gains	—		—	(0.10)		—		—		—
Tax return of capital	—		—	(0.00	)(b)	—		—		—
Total distributions to shareholders	—		—	(0.10)		(0.01)		—		—
Redemption fees:
Redemption fees added to paid-in capital	—		—	—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$11.82		$10.51	$9.53		$10.04		$7.78		$4.95
Total return	12.46%		10.28%	(4.04%)		29.14%		57.17%		(50.50%)
Ratios to average net assets(c)
Total gross expenses	2.66	%(d)	3.03%	4.32%		6.13%		6.19%		9.54	%(d)
Total net expenses(e)	2.29	%(d)	2.32%	2.35%		2.35	%(f)	2.35	%(f)	2.35	%(d)(g)
Net investment loss	(0.82	%)(d)	(1.10%)	(1.25%)		(1.33%)		(1.15%)		(0.63	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$3,181		$2,586	$2,012		$2,051		$1,426		$886
Portfolio turnover	51%		98%	112%		104%		137%		168%

Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
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Columbia Marsico Global Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,	Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2013	2012		2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$10.70		$9.65	$10.13		$7.83		$4.97		$10.00
Income from investment operations:
Net investment loss	(0.02)		(0.06)	(0.07)		(0.07)		(0.05)		(0.01)
Net realized and unrealized gain (loss)	1.37		1.11	(0.30)		2.41		2.93		(5.02)
Total from investment operations	1.35		1.05	(0.37)		2.34		2.88		(5.03)
Less distributions to shareholders:
Net investment income	—		—	(0.00	)(b)	(0.04)		(0.02)		—
Net realized gains	—		—	(0.10)		—		—		—
Tax return of capital	—		—	(0.01)		—		—		—
Total distributions to shareholders	—		—	(0.11)		(0.04)		(0.02)		—
Redemption fees:
Redemption fees added to paid-in capital	—		—	—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$12.05		$10.70	$9.65		$10.13		$7.83		$4.97
Total return	12.62%		10.88%	(3.62%)		29.94%		57.86%		(50.30%)
Ratios to average net assets(c)
Total gross expenses	2.16	%(d)	2.53%	3.82%		5.63%		5.69%		9.04	%(d)
Total net expenses(e)	1.79	%(d)	1.82%	1.85%		1.85	%(f)	1.85	%(f)	1.85	%(d)(g)
Net investment loss	(0.32	%)(d)	(0.61%)	(0.75%)		(0.82%)		(0.62%)		(0.12	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$1,952		$1,645	$1,195		$1,245		$984		$621
Portfolio turnover	51%		98%	112%		104%		137%		168%

Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
16

Columbia Marsico Global Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,	Year Ended February 29,	Year Ended February 28,
Class Z	(Unaudited)		2013	2012	2011		2010		2009(a)
Per share data
Net asset value, beginning of period	$10.87		$9.76	$10.20	$7.88		$4.99		$10.00
Income from investment operations:
Net investment income (loss)	0.01		(0.02)	(0.02)	(0.03)		(0.01)		0.02
Net realized and unrealized gain (loss)	1.40		1.13	(0.30)	2.43		2.94		(5.03)
Total from investment operations	1.41		1.11	(0.32)	2.40		2.93		(5.01)
Less distributions to shareholders:
Net investment income	—		—	(0.01)	(0.08)		(0.04)		—
Net realized gains	—		—	(0.10)	—		—		—
Tax return of capital	—		—	(0.01)	—		—		—
Total distributions to shareholders	—		—	(0.12)	(0.08)		(0.04)		—
Redemption fees:
Redemption fees added to paid-in capital	—		—	—	—		0.00	(b)	0.00	(b)
Net asset value, end of period	$12.28		$10.87	$9.76	$10.20		$7.88		$4.99
Total return	12.97%		11.37%	(3.12%)	30.47%		58.79%		(50.10%)
Ratios to average net assets(c)
Total gross expenses	1.65	%(d)	1.88%	3.32%	5.13%		5.19%		8.54	%(d)
Total net expenses(e)	1.28	%(d)	1.32%	1.35%	1.35	%(f)	1.35	%(f)	1.35	%(d)(g)
Net investment income (loss)	0.11	%(d)	(0.19%)	(0.25%)	(0.33%)		(0.13%)		0.35	%(d)
Supplemental data
Net assets, end of period (in thousands)	$8,142		$4,263	$1,438	$1,557		$1,136		$707
Portfolio turnover	51%		98%	112%	104%		137%		168%

Notes to Financial Highlights

(a)  For the period from April 30, 2008 (commencement of operations) to February 28, 2009.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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17

Columbia Marsico Global Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Marsico Global Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class R and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Semiannual Report 2013
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Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains

(losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2013
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Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.79% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $832.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the

1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class C	0.14
Class R	0.14
Class Z	0.14

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, no minimum account balance fees were charged by the Fund.

Semiannual Report 2013
20

Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% and 0.50%, respectively, of the average daily net assets attributable to Class C and Class R shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $16,932 for Class A shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2013 through June 30, 2014	Prior to July 1, 2013
Class A	1.50%	1.56%
Class C	2.25	2.31
Class R	1.75	1.81
Class Z	1.25	1.31

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $26,696,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,513,000
Unrealized depreciation	(189,000)
Net unrealized appreciation	$3,324,000

The following capital loss carryforward, determined as of February 28, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$311,493

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $32,917 at February 28, 2013 as arising on March 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative

Semiannual Report 2013
21

Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $19,666,125 and $11,448,142, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, two unaffiliated shareholder accounts owned an aggregate of 32.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 44.5% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2013.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and

Semiannual Report 2013
22

Columbia Marsico Global Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
23

Columbia Marsico Global Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Global Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

Semiannual Report 2013
24

Columbia Marsico Global Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of an acceptable quality, subject to Columbia Management's ongoing heightened scrutiny of the Subadviser's organization and performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that the Subadviser was subject to Columbia Management's ongoing heightened scrutiny of its performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or

Semiannual Report 2013
25

Columbia Marsico Global Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2013
26

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Semiannual Report 2013
28

Columbia Marsico Global Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
29

Columbia Marsico Global Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR187_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia Marsico International Opportunities Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Marsico International Opportunities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	22
Approval of Investment Management Services and Subadvisory Agreements	28
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Marsico International Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Marsico International Opportunities Fund (the Fund) Class A shares returned 3.68% excluding sales charges for the six-month period that ended August 31, 2013.

>  The Fund slightly underperformed its benchmark, the MSCI EAFE Index (Net), which returned 3.71% for the same six-month period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	08/01/00
Excluding sales charges		3.68	17.21	0.44	7.21
Including sales charges		-2.25	10.47	-0.74	6.58
Class B	08/01/00
Excluding sales charges		3.27	16.39	-0.29	6.41
Including sales charges		-1.73	11.39	-0.68	6.41
Class C	08/01/00
Excluding sales charges		3.35	16.38	-0.29	6.41
Including sales charges		2.35	15.38	-0.29	6.41
Class I*	09/27/10	3.89	17.75	0.81	7.40
Class R*	01/23/06	3.58	16.98	0.20	6.95
Class R4*	11/08/12	3.80	17.45	0.49	7.23
Class Z	08/01/00	3.72	17.48	0.70	7.48
MSCI EAFE Index (Net)		3.71	18.66	1.62	7.57

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2013
2

Columbia Marsico International Opportunities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
UBS AG, Registered Shares (Switzerland)	4.6
Liberty Global PLC, Series C (United Kingdom)	4.3
Roche Holding AG, Genusschein Shares (Switzerland)	4.2
Canadian Pacific Railway Ltd. (Canada)	4.1
lululemon athletica, Inc. (United States)	3.8
ASML Holding NV (Netherlands)	3.6
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	3.3
Mastercard, Inc., Class A (United States)	3.3
Glencore Xstrata PLC (Switzerland)	3.3
Diageo PLC (United Kingdom)	3.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2013)
Argentina	1.0
Canada	9.3
China	0.5
France	1.0
Germany	8.5
Hong Kong	2.8
Ireland	2.0
Japan	12.2
Netherlands	3.5
Norway	1.4
Portugal	2.4
Russian Federation	2.2
Singapore	1.9
South Africa	2.5
Switzerland	17.4
Taiwan	3.2
United Kingdom	19.2
United States(a)	9.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Marsico Capital Management, LLC

James Gendelman

Munish Malhotra, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013
3

Columbia Marsico International Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at August 31, 2013)
Aerospace & Defense	2.9
Airlines	2.0
Auto Components	1.8
Automobiles	5.9
Beverages	4.1
Capital Markets	4.5
Commercial Banks	2.3
Energy Equipment & Services	1.4
Food & Staples Retailing	2.5
Food Products	3.1
Hotels, Restaurants & Leisure	3.9
Insurance	2.8
Internet & Catalog Retail	2.9
Internet Software & Services	6.7
IT Services	4.9
Machinery	3.1
Media	7.9
Metals & Mining	3.2
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	3.1
Pharmaceuticals	6.1
Real Estate Management & Development	1.9
Road & Rail	4.0
Semiconductors & Semiconductor Equipment	6.7
Specialty Retail	1.0
Textiles, Apparel & Luxury Goods	8.3
Money Market Funds	2.1
Total	100.1

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2013
4

Columbia Marsico International Opportunities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 – August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,036.80	1,018.00	7.20	7.13	1.41
Class B	1,000.00	1,000.00	1,032.70	1,014.24	11.01	10.91	2.16
Class C	1,000.00	1,000.00	1,033.50	1,014.24	11.01	10.91	2.16
Class I	1,000.00	1,000.00	1,038.90	1,019.95	5.21	5.16	1.02
Class R	1,000.00	1,000.00	1,035.80	1,016.75	8.47	8.39	1.66
Class R4	1,000.00	1,000.00	1,038.00	1,019.20	5.98	5.92	1.17
Class Z	1,000.00	1,000.00	1,037.20	1,019.25	5.92	5.87	1.16

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2013
5

Columbia Marsico International Opportunities Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.0%

Issuer	Shares	Value ($)
Argentina 1.0%
MercadoLibre, Inc.	17,552	2,083,247
Canada 9.3%
Canadian Pacific Railway Ltd.	74,503	8,761,689
Dollarama, Inc.	31,614	2,231,559
IMAX Corp.(a)	88,445	2,426,931
Suncor Energy, Inc.	198,864	6,702,432
Total		20,122,611
China 0.5%
Youku Tudou, Inc., ADR(a)	47,918	1,111,218
France 1.0%
Remy Cointreau SA	20,710	2,178,761
Germany 8.5%
Adidas AG	41,839	4,423,721
Bayerische Motoren Werke AG	68,073	6,413,867
Continental AG	25,244	3,810,138
Wirecard AG	119,269	3,731,935
Total		18,379,661
Hong Kong 2.8%
AIA Group Ltd.	1,402,000	6,136,609
Ireland 2.0%
Ryanair Holdings PLC, ADR	89,723	4,258,254
Japan 12.2%
FANUC CORP.	44,000	6,677,425
Honda Motor Co., Ltd.	178,800	6,410,920
Jin Co. Ltd.	64,100	2,238,692
Mizuho Financial Group, Inc.	2,438,400	4,942,385
Rakuten, Inc.	351,600	4,307,868
Start Today Co., Ltd.	87,600	1,955,989
Total		26,533,279
Netherlands 3.5%
ASML Holding NV	86,843	7,610,800
Norway 1.4%
Seadrill Ltd.	64,732	2,987,053

Common Stocks (continued)

Issuer	Shares	Value ($)
Portugal 2.5%
Jeronimo Martins SGPS SA	274,305	5,325,642
Russian Federation 2.2%
Yandex NV, Class A(a)	151,225	4,839,200
Singapore 1.9%
Global Logistic Properties Ltd.	1,937,000	4,080,677
South Africa 2.5%
Naspers Ltd., Class N	66,434	5,481,750
Switzerland 17.4%
Glencore Xstrata PLC	1,470,636	6,955,646
Nestlé SA, Registered Shares	101,762	6,676,952
Roche Holding AG, Genusschein Shares	36,065	8,996,385
Swatch Group AG (The)	9,476	5,458,795
UBS AG, Registered Shares	502,712	9,736,010
Total		37,823,788
Taiwan 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	424,182	7,024,454
United Kingdom 19.2%
Diageo PLC	222,938	6,819,916
Domino's Pizza Group PLC	222,760	1,953,896
GlaxoSmithKline PLC	170,185	4,339,772
Intercontinental Hotels Group PLC	234,478	6,551,573
Liberty Global PLC, Series C(a)	125,728	9,244,780
Rolls-Royce Holdings PLC	362,277	6,242,999
Telecity Group PLC	521,380	6,621,419
Total		41,774,355
United States 6.9%
lululemon athletica, Inc.(a)	113,596	8,047,141
Mastercard, Inc., Class A	11,544	6,996,587
Total		15,043,728
Total Common Stocks (Cost: $178,261,153)		212,795,087

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
6

Columbia Marsico International Opportunities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Money Market Funds 2.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097%(b)(c)	4,608,245	4,608,245
Total Money Market Funds (Cost: $4,608,245)		4,608,245
Total Investments (Cost: $182,869,398)		217,403,332
Other Assets & Liabilities, Net		(198,288)
Net Assets		217,205,044

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,973,643	127,786,622	(133,152,020)	4,608,245	3,960	4,608,245

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
7

Columbia Marsico International Opportunities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	21,950,411	49,007,209	—	70,957,620
Consumer Staples	—	21,001,271	—	21,001,271
Energy	6,702,432	2,987,053	—	9,689,485
Financials	—	24,895,681	—	24,895,681
Health Care	—	13,336,157	—	13,336,157
Industrials	13,019,942	12,920,425	—	25,940,367
Information Technology	22,054,707	17,964,153	—	40,018,860
Materials	—	6,955,646	—	6,955,646
Total Equity Securities	63,727,492	149,067,595	—	212,795,087
Mutual Funds
Money Market Funds	4,608,245	—	—	4,608,245
Total Mutual Funds	4,608,245	—	—	4,608,245
Total	68,335,737	149,067,595	—	217,403,332

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
8

Columbia Marsico International Opportunities Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
9

Columbia Marsico International Opportunities Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $178,261,153)	$212,795,087
Affiliated issuers (identified cost $4,608,245)	4,608,245
Total investments (identified cost $182,869,398)	217,403,332
Foreign currency (identified cost $169,712)	169,712
Receivable for:
Investments sold	60,651
Capital shares sold	130,033
Dividends	698,886
Reclaims	517,473
Prepaid expenses	36,097
Total assets	219,016,184
Liabilities
Payable for:
Investments purchased	901,877
Capital shares purchased	730,767
Investment management fees	4,761
Distribution and/or service fees	1,148
Transfer agent fees	43,417
Administration fees	482
Compensation of board members	76,247
Other expenses	52,441
Total liabilities	1,811,140
Net assets applicable to outstanding capital stock	$217,205,044
Represented by
Paid-in capital	$807,587,046
Undistributed net investment income	57,258
Accumulated net realized loss	(624,970,715)
Unrealized appreciation (depreciation) on:
Investments	34,533,934
Foreign currency translations	(2,479)
Total — representing net assets applicable to outstanding capital stock	$217,205,044

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
10

Columbia Marsico International Opportunities Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$84,724,724
Shares outstanding	6,881,159
Net asset value per share	$12.31
Maximum offering price per share(a)	$13.06
Class B
Net assets	$4,298,996
Shares outstanding	374,878
Net asset value per share	$11.47
Class C
Net assets	$15,643,027
Shares outstanding	1,363,222
Net asset value per share	$11.48
Class I
Net assets	$2,839
Shares outstanding	224
Net asset value per share(b)	$12.70
Class R
Net assets	$954,854
Shares outstanding	78,140
Net asset value per share	$12.22
Class R4
Net assets	$136,655
Shares outstanding	10,801
Net asset value per share	$12.65
Class Z
Net assets	$111,443,949
Shares outstanding	8,856,712
Net asset value per share	$12.58

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
11

Columbia Marsico International Opportunities Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,700,750
Dividends — affiliated issuers	3,960
Foreign taxes withheld	(527,378)
Total income	4,177,332
Expenses:
Investment management fees	1,204,919
Distribution and/or service fees
Class A	108,743
Class B	24,658
Class C	87,712
Class R	2,517
Transfer agent fees
Class A	82,790
Class B	4,685
Class C	16,673
Class R	958
Class R4	113
Class Z	184,312
Administration fees	122,017
Compensation of board members	17,089
Custodian fees	40,347
Printing and postage fees	30,738
Registration fees	27,033
Professional fees	19,301
Line of credit interest expense	4,976
Other	13,745
Total expenses	1,993,326
Expense reductions	(740)
Total net expenses	1,992,586
Net investment income	2,184,746
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	50,601,665
Foreign currency translations	(193,848)
Net realized gain	50,407,817
Net change in unrealized appreciation (depreciation) on:
Investments	(38,995,902)
Foreign currency translations	16,972
Net change in unrealized appreciation (depreciation)	(38,978,930)
Net realized and unrealized gain	11,428,887
Net increase in net assets resulting from operations	$13,613,633

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
12

Columbia Marsico International Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment income	$2,184,746	$5,437,453
Net realized gain	50,407,817	57,600,993
Net change in unrealized appreciation (depreciation)	(38,978,930)	(41,675,364)
Net increase in net assets resulting from operations	13,613,633	21,363,082
Distributions to shareholders
Net investment income
Class A	(1,182,566)	—
Class B	(61,428)	—
Class C	(228,213)	—
Class I	(40)	—
Class R	(13,571)	—
Class R4	(2,043)	—
Class Z	(2,337,733)	—
Total distributions to shareholders	(3,825,594)	—
Increase (decrease) in net assets from capital stock activity	(158,581,486)	(247,398,822)
Total decrease in net assets	(148,793,447)	(226,035,740)
Net assets at beginning of period	365,998,491	592,034,231
Net assets at end of period	$217,205,044	$365,998,491
Undistributed net investment income	$57,258	$1,698,106

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013
13

Columbia Marsico International Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	517,370	6,363,158	1,016,881	11,285,228
Distributions reinvested	86,253	1,042,804	—	—
Redemptions	(859,697)	(10,625,688)	(2,754,250)	(30,480,105)
Net decrease	(256,074)	(3,219,726)	(1,737,369)	(19,194,877)
Class B shares
Subscriptions	2,261	25,743	2,689	27,821
Distributions reinvested	3,886	43,832	—	—
Redemptions(b)	(132,720)	(1,523,970)	(293,158)	(3,070,607)
Net decrease	(126,573)	(1,454,395)	(290,469)	(3,042,786)
Class C shares
Subscriptions	21,832	251,006	25,275	264,079
Distributions reinvested	15,745	177,765	—	—
Redemptions	(396,858)	(4,561,505)	(720,687)	(7,571,568)
Net decrease	(359,281)	(4,132,734)	(695,412)	(7,307,489)
Class R shares
Subscriptions	6,249	76,417	16,220	179,911
Distributions reinvested	1,125	13,513	—	—
Redemptions	(18,374)	(222,605)	(73,644)	(815,024)
Net decrease	(11,000)	(132,675)	(57,424)	(635,113)
Class R4 shares
Subscriptions	11,741	147,285	224	2,500
Distributions reinvested	161	2,003	—	—
Redemptions	(1,325)	(17,322)	—	—
Net increase	10,577	131,966	224	2,500
Class Z shares
Subscriptions	269,340	3,379,598	1,344,611	14,977,512
Distributions reinvested	72,625	896,915	—	—
Redemptions	(12,137,214)	(154,050,435)	(20,592,493)	(232,198,569)
Net decrease	(11,795,249)	(149,773,922)	(19,247,882)	(217,221,057)
Total net decrease	(12,537,600)	(158,581,486)	(22,028,332)	(247,398,822)

(a) Class R4 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico International Opportunities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.04		$11.24		$11.96		$10.00		$6.76		$14.58
Income from investment operations:
Net investment income	0.08		0.12		0.01		0.05		0.05		0.12	(a)
Net realized and unrealized gain (loss)	0.36		0.68		(0.73)		2.08		3.44		(7.82)
Total from investment operations	0.44		0.80		(0.72)		2.13		3.49		(7.70)
Less distributions to shareholders:
Net investment income	(0.17)		—		—		(0.17)		(0.25)		—
Net realized gains	—		—		—		—		—		(0.12)
Total distributions to shareholders	(0.17)		—		—		(0.17)		(0.25)		(0.12)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$12.31		$12.04		$11.24		$11.96		$10.00		$6.76
Total return	3.68%		7.12%		(6.02%)		21.39%		51.97%		(53.26%)
Ratios to average net assets(c)(d)
Total gross expenses	1.41	%(e)(f)	1.49	%(f)	1.53%		1.51	%(f)	1.47%		1.52%
Total net expenses(g)	1.41	%(e)(f)(h)	1.49	%(f)(h)	1.53	%(h)	1.51	%(f)(h)	1.47	%(h)	1.52	%(h)
Net investment income	1.26	%(e)	1.10%		0.06%		0.47%		0.50%		1.05%
Supplemental data
Net assets, end of period (in thousands)	$84,725		$85,963		$99,757		$141,821		$168,801		$198,012
Portfolio turnover	72%		73%		86%		105%		116%		117%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.26		$10.58		$11.35		$9.51		$6.38		$13.87
Income from investment operations:
Net investment income (loss)	0.03		0.04		(0.07)		(0.03)		(0.03)		0.03	(a)
Net realized and unrealized gain (loss)	0.34		0.64		(0.70)		1.98		3.27		(7.40)
Total from investment operations	0.37		0.68		(0.77)		1.95		3.24		(7.37)
Less distributions to shareholders:
Net investment income	(0.16)		—		—		(0.11)		(0.11)		—
Net realized gains	—		—		—		—		—		(0.12)
Total distributions to shareholders	(0.16)		—		—		(0.11)		(0.11)		(0.12)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$11.47		$11.26		$10.58		$11.35		$9.51		$6.38
Total return	3.27%		6.43%		(6.78%)		20.50%		50.91%		(53.60%)
Ratios to average net assets(c)(d)
Total gross expenses	2.16	%(e)(f)	2.24	%(f)	2.27%		2.26	%(f)	2.22%		2.27%
Total net expenses(g)	2.16	%(e)(f)(h)	2.24	%(f)(h)	2.27	%(h)	2.26	%(f)(h)	2.22	%(h)	2.27	%(h)
Net investment income (loss)	0.55	%(e)	0.40%		(0.65%)		(0.27%)		(0.35%)		0.32%
Supplemental data
Net assets, end of period (in thousands)	$4,299		$5,645		$8,381		$14,862		$17,810		$15,281
Portfolio turnover	72%		73%		86%		105%		116%		117%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.26		$10.59		$11.36		$9.51		$6.39		$13.88
Income from investment operations:
Net investment income (loss)	0.03		0.04		(0.07)		(0.03)		(0.03)		0.03	(a)
Net realized and unrealized gain (loss)	0.35		0.63		(0.70)		1.99		3.26		(7.40)
Total from investment operations	0.38		0.67		(0.77)		1.96		3.23		(7.37)
Less distributions to shareholders:
Net investment income	(0.16)		—		—		(0.11)		(0.11)		—
Net realized gains	—		—		—		—		—		(0.12)
Total distributions to shareholders	(0.16)		—		—		(0.11)		(0.11)		(0.12)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$11.48		$11.26		$10.59		$11.36		$9.51		$6.39
Total return	3.35%		6.33%		(6.78%)		20.60%		50.67%		(53.57%)
Ratios to average net assets(c)(d)
Total gross expenses	2.16	%(e)(f)	2.24	%(f)	2.28%		2.26	%(f)	2.22%		2.27%
Total net expenses(g)	2.16	%(e)(f)(h)	2.24	%(f)(h)	2.28	%(h)	2.26	%(f)(h)	2.22	%(h)	2.27	%(h)
Net investment income (loss)	0.52	%(e)	0.37%		(0.68%)		(0.30%)		(0.35%)		0.30%
Supplemental data
Net assets, end of period (in thousands)	$15,643		$19,402		$25,608		$39,789		$44,466		$38,668
Portfolio turnover	72%		73%		86%		105%		116%		117%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$12.40		$11.52		$12.14		$11.18
Income from investment operations:
Net investment income (loss)	0.11		0.17		0.12		(0.01)
Net realized and unrealized gain (loss)	0.37		0.71		(0.74)		1.17
Total from investment operations	0.48		0.88		(0.62)		1.16
Less distributions to shareholders:
Net investment income	(0.18)		—		—		(0.20)
Total distributions to shareholders	(0.18)		—		—		(0.20)
Net asset value, end of period	$12.70		$12.40		$11.52		$12.14
Total return	3.89%		7.64%		(5.11%)		10.44%
Ratios to average net assets(b)(c)
Total gross expenses	1.02	%(d)(e)	1.04	%(e)	1.12%		1.10	%(d)(e)
Total net expenses(f)	1.02	%(d)(e)	1.04	%(e)	1.12	%(g)	1.10	%(d)(e)(g)
Net investment income (loss)	1.65	%(d)	1.50%		1.00%		(0.24	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$3		$34,072
Portfolio turnover	72%		73%		86%		105%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$11.96		$11.19		$11.94		$9.99		$6.73		$14.56
Income from investment operations:
Net investment income (loss)	0.06		0.10		(0.02)		0.01		0.01		0.06	(a)
Net realized and unrealized gain (loss)	0.36		0.67		(0.73)		2.09		3.45		(7.77)
Total from investment operations	0.42		0.77		(0.75)		2.10		3.46		(7.71)
Less distributions to shareholders:
Net investment income	(0.16)		—		—		(0.15)		(0.20)		—
Net realized gains	—		—		—		—		—		(0.12)
Total distributions to shareholders	(0.16)		—		—		(0.15)		(0.20)		(0.12)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$12.22		$11.96		$11.19		$11.94		$9.99		$6.73
Total return	3.58%		6.88%		(6.28%)		21.08%		51.73%		(53.40%)
Ratios to average net assets(c)(d)
Total gross expenses	1.66	%(e)(f)	1.74	%(f)	1.77%		1.76	%(f)	1.72%		1.77%
Total net expenses(g)	1.66	%(e)(f)(h)	1.74	%(f)(h)	1.77	%(h)	1.76	%(f)(h)	1.72	%(h)	1.77	%(h)
Net investment income (loss)	1.00	%(e)	0.88%		(0.17%)		0.12%		0.15%		0.58%
Supplemental data
Net assets, end of period (in thousands)	$955		$1,067		$1,640		$3,020		$3,327		$2,592
Portfolio turnover	72%		73%		86%		105%		116%		117%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$12.36		$11.17
Income from investment operations:
Net investment income	0.08		0.03
Net realized and unrealized gain	0.39		1.16
Total from investment operations	0.47		1.19
Less distributions to shareholders:
Net investment income	(0.18)		—
Total distributions to shareholders	(0.18)		—
Net asset value, end of period	$12.65		$12.36
Total return	3.80%		10.65%
Ratios to average net assets(b)
Total gross expenses	1.17	%(c)(d)	1.15	%(c)(d)
Total net expenses(e)	1.17	%(c)(d)(f)	1.15	%(c)(d)
Net investment income	1.21	%(c)	0.93	%(c)
Supplemental data
Net assets, end of period (in thousands)	$137		$3
Portfolio turnover	72%		73%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico International Opportunities Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.30		$11.44		$12.15		$10.15		$6.87		$14.79
Income from investment operations:
Net investment income	0.10		0.16		0.04		0.07		0.06		0.15	(a)
Net realized and unrealized gain (loss)	0.35		0.70		(0.75)		2.13		3.52		(7.95)
Total from investment operations	0.45		0.86		(0.71)		2.20		3.58		(7.80)
Less distributions to shareholders:
Net investment income	(0.17)		—		—		(0.20)		(0.30)		—
Net realized gains	—		—		—		—		—		(0.12)
Total distributions to shareholders	(0.17)		—		—		(0.20)		(0.30)		(0.12)
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$12.58		$12.30		$11.44		$12.15		$10.15		$6.87
Total return	3.72%		7.52%		(5.84%)		21.75%		52.47%		(53.17%)
Ratios to average net assets(c)(d)
Total gross expenses	1.16	%(e)(f)	1.24	%(f)	1.28%		1.26	%(f)	1.22%		1.27%
Total net expenses(g)	1.16	%(e)(f)(h)	1.24	%(f)(h)	1.28	%(h)	1.26	%(f)(h)	1.22	%(h)	1.27	%(h)
Net investment income	1.62	%(e)	1.40%		0.38%		0.67%		0.65%		1.32%
Supplemental data
Net assets, end of period (in thousands)	$111,444		$253,916		$456,645		$945,793		$968,569		$824,068
Portfolio turnover	72%		73%		86%		105%		116%		117%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Marsico International Opportunities Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Marsico International Opportunities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the

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Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of

Semiannual Report 2013
23

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.79% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $1,281.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2013, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.19
Class Z	0.19

Semiannual Report 2013
24

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class' initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $740.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $5,740 for Class A, $1,309 for Class B and $104 for Class C shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2013 through June 30, 2014	Prior to July 1, 2013
Class A	1.48%	1.49%
Class B	2.23	2.24
Class C	2.23	2.24
Class I	1.09	1.11
Class R	1.73	1.74
Class R4	1.23	1.24
Class Z	1.23	1.24

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $182,869,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$36,159,000
Unrealized depreciation	(1,625,000)
Net unrealized appreciation	$34,534,000

The following capital loss carryforward, determined as of February 28, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$250,947,376
2018	420,548,594
Total	$671,495,970

Semiannual Report 2013
25

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $209,509,468 and $369,822,873, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At August 31, 2013, two unaffiliated shareholder accounts owned an aggregate of 45.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended August 31, 2013, the average daily loan balance outstanding on days when borrowing existed was $4,690,625 at a weighted average interest rate of 1.19%. Interest expense incurred by the Fund is recorded as interest expense in the Statement of Operations.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the

Semiannual Report 2013
26

Columbia Marsico International Opportunities Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013
27

Columbia Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico International Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

Semiannual Report 2013
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Columbia Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, the Board concluded that the services being performed under the Subadvisory Agreement were of an acceptable quality, subject to Columbia Management's ongoing heightened scrutiny of the Subadviser's organization and performance.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board took into account management's view that the Fund's relative underperformance reflected the interrelationship of market conditions with the particular investment strategies employed by the Marsico team. The Board observed that the Subadviser was subject to Columbia Management's ongoing heightened scrutiny of its performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including,

Semiannual Report 2013
29

Columbia Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that: (i) the Funds' standardized investment management fee rates, particularly in the context of the current competitive fee landscape, were within a reasonable range; and (ii) the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Columbia Marsico International Opportunities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013
33

Columbia Marsico International Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR189_02_C01_(10/13)

Semiannual Report

August 31, 2013

Columbia International Value Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

A return to volatility

Volatility returned to the financial markets in the second quarter of 2013, as uncertainty about the global economy, monetary policy and the impact of the sequester's spending cuts weighed on investors. Households advanced their spending but also allocated less to savings. Labor markets continued to crank out jobs at a steady pace, slowly reducing unemployment. Housing activity remained strong and retail sales were higher despite no real increase in income. The single weak spot was in the manufacturing sector, where activity slowed. While the consumer has weathered the domestic drag well, business has been closer to the global slowdown and effects of sequestration. Businesses remain very cautious, keeping inventories and staffs lean, and are planning for but not yet confident enough to make capital expenditures.

Against this backdrop, equities outperformed fixed income during the second quarter of 2013. Small-cap stocks outperformed large- and mid-cap stocks, and growth outperformed value except for in the large-cap sector. Outside the United States, foreign stock markets generally lost ground, with the most significant losses sustained by emerging markets.

Columbia Management to begin delivering summary prospectuses

Each Columbia fund is required to update its prospectus on an annual basis. Beginning with June 2013 prospectus updates, shareholders of Columbia retail mutual funds will start to receive a summary prospectus, rather than the full length (statutory) mutual fund prospectus they have received in the past.

Each fund's summary prospectus will include the following key information:

>  Investment objective

>  Fee and expense table

>  Portfolio turnover rate information

>  Principal investment strategies, principal risks and performance information

>  Management information

>  Purchase and sale information

>  Tax information

>  Financial intermediary compensation information

Each fund's statutory prospectus will contain additional information about the fund and its risks. Both the statutory and summary prospectus will be updated each year, and will be available at columbiamanagement.com. Shareholders may request a printed version of a statutory prospectus at no cost by calling 800.345.6611 or sending an email to serviceinquiries@columbiamanagement.com.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia International Value Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	20
Columbia International Value Master Portfolio	25
Portfolio of Investments	26
Financial Statements	32
Financial Highlights	35
Notes to Financial Statements	36
Approval of Investment Management Services and Subadvisory Agreements	44
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia International Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia International Value Fund (the Fund) Class A shares returned 7.08% excluding sales charges for the six months ended August 31, 2013.

>  The Fund outperformed its benchmark, the MSCI EAFE Value Index (Net), which returned 3.80% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2013)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/27/95
Excluding sales charges		7.08	15.95	0.24	6.83
Including sales charges		0.95	9.29	-0.95	6.20
Class B	05/22/98
Excluding sales charges		6.70	15.16	-0.47	6.04
Including sales charges		1.70	10.16	-0.81	6.04
Class C	06/15/98
Excluding sales charges		6.64	15.02	-0.51	6.03
Including sales charges		5.64	14.02	-0.51	6.03
Class I*	09/27/10	7.29	16.44	-0.26	6.56
Class R*	09/27/10	6.92	15.71	-0.05	6.52
Class R4*	11/08/12	7.25	16.24	0.29	6.85
Class R5*	11/08/12	7.33	16.32	0.30	6.86
Class Z	12/27/95	7.16	16.26	0.49	7.09
MSCI EAFE Value Index (Net)		3.80	19.06	1.21	7.42

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI EAFE (Europe, Australasia, Far East) Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2013

Columbia International Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at August 31, 2013)
HSBC Holdings PLC (United Kingdom)	3.5
iShares MSCI EAFE ETF	3.2
Royal Dutch Shell PLC, Class B (United Kingdom)	3.1
Sanofi (France)	2.5
Total SA (France)	2.3
Sumitomo Mitsui Financial Group, Inc. (Japan)	2.2
Australia and New Zealand Banking Group Ltd. (Australia)	2.1
AXA SA (France)	1.9
BNP Paribas SA (France)	1.9
Allianz SE, Registered Shares (Germany)	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled Master Portfolio's "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2013)
Australia	5.4
Belgium	1.1
Canada	0.6
France	10.2
Germany	7.4
Hong Kong	2.0
Ireland	3.4
Italy	2.1
Japan	21.8
Netherlands	3.5
Norway	0.9
Philippines	0.4
Russian Federation	0.5
Singapore	1.5
South Korea	2.3
Spain	4.2
Sweden	2.4
Switzerland	5.1
Thailand	1.2
United Kingdom	17.6
United States(a)	6.4
Total	100.0

Percentages indicated are based upon total investments. The Master Portfolio's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Fred Copper, CFA
Daisuke Nomoto, CMA (SAAJ)

Effective June 1, 2013, Colin Moore and Fred Copper assumed responsibility for the day-to-day portfolio management of the Fund, replacing the Fund's subadvisor, Brandes Investment Partners, L.P. Effective August 30, 2013, Daisuke Nomoto replaced Mr. Moore as a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013

Columbia International Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2013 — August 31, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,070.80	1,017.85	7.48	7.28	1.44
Class B	1,000.00	1,000.00	1,067.00	1,014.09	11.35	11.06	2.19
Class C	1,000.00	1,000.00	1,066.40	1,014.09	11.34	11.06	2.19
Class I	1,000.00	1,000.00	1,072.90	1,019.85	5.40	5.27	1.04
Class R	1,000.00	1,000.00	1,069.20	1,016.65	8.71	8.49	1.68
Class R4	1,000.00	1,000.00	1,072.50	1,019.15	6.13	5.97	1.18
Class R5	1,000.00	1,000.00	1,073.30	1,019.70	5.56	5.42	1.07
Class Z	1,000.00	1,000.00	1,071.60	1,019.05	6.23	6.07	1.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2013

Columbia International Value Fund

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investment Company 100.2%

Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio(a)	323,198,288
Total Investments	323,198,288
Other Assets & Liabilities, Net	(811,447)
Net Assets	322,386,841

Notes to Portfolio of Investments:

(a)  The financial statements of Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia International Value Fund's financial statements.

Columbia International Value Fund Invests only in Columbia International Value Master Portfolio (the Master Portfolio). At August 31, 2013, Columbia International Value Fund owned 98.6% of the Master Portfolio. Columbia International Value Master Portfolio was invested in the following industries at August 31, 2013.

Summary of Investments in Securities by Industry (%) (at August 31, 2013)
Aerospace & Defense	1.1
Auto Components	3.0
Automobiles	1.9
Beverages	0.5
Biotechnology	2.4
Capital Markets	1.0
Chemicals	1.2
Commercial Banks	21.8
Construction & Engineering	0.9
Containers & Packaging	1.2
Diversified Financial Services	5.3
Diversified Telecommunication Services	1.3
Electric Utilities	0.9
Electronic Equipment, Instruments & Components	0.7
Energy Equipment & Services	1.1
Food & Staples Retailing	2.7
Gas Utilities	0.5
Household Durables	0.6
Independent Power Producers & Energy Traders	0.4
Industrial Conglomerates	2.0
Insurance	9.1
Internet & Catalog Retail	1.5
IT Services	1.7
Machinery	4.0
Media	1.9

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

Summary of Investments in Securities by Industry (%) (at August 31, 2013)
Metals & Mining	3.2
Oil, Gas & Consumable Fuels	11.6
Personal Products	0.3
Pharmaceuticals	6.4
Professional Services	0.3
Real Estate Management & Development	2.0
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	0.2
Specialty Retail	0.1
Textiles, Apparel & Luxury Goods	0.8
Tobacco	0.8
Trading Companies & Distributors	1.1
Wireless Telecommunication Services	3.2
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon the Master Portfolio's net assets. The Master Portfolio's portfolio composition is subject to change.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Columbia International Value Master Portfolio (identified cost $328,458,565)	$323,198,288
Receivable from Master Portfolio	92,397
Receivable for:
Capital shares sold	142,583
Total assets	323,433,268
Liabilities
Disbursements in excess of cash	92,397
Payable for:
Capital shares purchased	709,230
Distribution and/or service fees	1,488
Transfer agent fees	78,637
Administration fees	179
Compensation of board members	39,295
Expense reimbursement due to Investment Manager	523
Other expenses	124,678
Total liabilities	1,046,427
Net assets applicable to outstanding capital stock	$322,386,841
Represented by
Paid-in capital	$889,861,868
Undistributed net investment income	7,345,033
Accumulated net realized loss	(569,559,783)
Unrealized appreciation (depreciation) on:
Investments	(5,260,277)
Total — representing net assets applicable to outstanding capital stock	$322,386,841
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Statement of Assets and Liabilities (continued)

August 31, 2013 (Unaudited)

Class A
Net assets	$112,897,004
Shares outstanding	8,204,742
Net asset value per share	$13.76
Maximum offering price per share(a)	$14.60
Class B
Net assets	$458,790
Shares outstanding	34,707
Net asset value per share	$13.22
Class C
Net assets	$24,894,315
Shares outstanding	1,889,569
Net asset value per share	$13.17
Class I
Net assets	$2,403
Shares outstanding	179
Net asset value per share(b)	$13.39
Class R
Net assets	$123,336
Shares outstanding	8,963
Net asset value per share	$13.76
Class R4
Net assets	$19,620
Shares outstanding	1,396
Net asset value per share(b)	$14.05
Class R5
Net assets	$6,643,560
Shares outstanding	473,002
Net asset value per share	$14.05
Class Z
Net assets	$177,347,813
Shares outstanding	12,737,961
Net asset value per share	$13.92

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income allocated from Master Portfolio:
Dividends — unaffiliated issuers	$17,247,357
Dividends — affiliated issuers	597
Interest	13,799
Income from securities lending — net	855
Foreign taxes withheld	(1,899,384)
Expenses allocated from Master Portfolio(a)	(2,314,495)
Line of credit interest expense allocated from Master Portfolio	(3,443)
Total income	13,045,286
Expenses:
Distribution and/or service fees
Class A	172,288
Class B	2,477
Class C	132,478
Class R	281
Transfer agent fees
Class A	130,952
Class B	469
Class C	25,100
Class R	106
Class R4	15
Class R5	1,307
Class Z	323,638
Administration fees	294,180
Compensation of board members	7,302
Printing and postage fees	78,138
Registration fees	29,178
Professional fees	10,079
Other	4,142
Total expenses	1,212,130
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(183,871)
Expense reductions	(920)
Total net expenses	1,027,339
Net investment income	12,017,947
Realized and unrealized gain (loss) — net
Net realized gain (loss) allocated from Master Portfolio on:
Investments	(41,794,865)
Foreign currency translations	(585,704)
Net realized loss	(42,380,569)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolio on:
Investments	75,222,097
Net change in unrealized appreciation (depreciation)	75,222,097
Net realized and unrealized gain	32,841,528
Net increase in net assets resulting from operations	$44,859,475

(a) Net expenses allocated from Master Portfolio include the Fund's pro-rata portion of the Master Portfolio's investment management fees, administration fees, compensation of board members, custodian fees and other expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Statement of Changes in Net Assets

	Six Months Ended August 31, 2013 (Unaudited)	Year Ended February 28, 2013(a)
Operations
Net investment income	$12,017,947	$33,440,252
Net realized loss	(42,380,569)	(136,568,784)
Net change in unrealized appreciation (depreciation)	75,222,097	116,298,605
Net increase in net assets resulting from operations	44,859,475	13,170,073
Distributions to shareholders
Net investment income
Class A	—	(6,459,913)
Class B	—	(16,623)
Class C	—	(822,662)
Class I	—	(92)
Class R	—	(3,062)
Class R4	—	(93)
Class R5	—	(95)
Class Z	—	(29,203,054)
Tax return of capital
Class A	—	(222,193)
Class B	—	(572)
Class C	—	(28,296)
Class I	—	(3)
Class R	—	(105)
Class R4	—	(3)
Class R5	—	(3)
Class Z	—	(1,004,458)
Total distributions to shareholders	—	(37,761,227)
Increase (decrease) in net assets from capital stock activity	(372,452,868)	(511,679,724)
Total decrease in net assets	(327,593,393)	(536,270,878)
Net assets at beginning of period	649,980,234	1,186,251,112
Net assets at end of period	$322,386,841	$649,980,234
Undistributed (excess of distributions over) net investment income	$7,345,033	$(4,672,914)

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	775,697	10,683,199	2,747,144	34,280,047
Distributions reinvested	—	—	355,352	4,458,659
Redemptions	(5,718,409)	(78,599,731)	(7,141,317)	(89,527,344)
Net decrease	(4,942,712)	(67,916,532)	(4,038,821)	(50,788,638)
Class B shares
Subscriptions	2,031	26,501	3,954	46,229
Distributions reinvested	—	—	1,199	14,561
Redemptions(b)	(9,134)	(119,118)	(26,993)	(324,804)
Net decrease	(7,103)	(92,617)	(21,840)	(264,014)
Class C shares
Subscriptions	81,514	1,080,678	116,197	1,393,386
Distributions reinvested	—	—	48,183	583,499
Redemptions	(312,945)	(4,133,833)	(805,033)	(9,611,764)
Net decrease	(231,431)	(3,053,155)	(640,653)	(7,634,879)
Class R shares
Subscriptions	1,416	19,547	7,905	98,959
Distributions reinvested	—	—	245	3,086
Redemptions	(69)	(916)	(1,126)	(13,522)
Net increase	1,347	18,631	7,024	88,523
Class R4 shares
Subscriptions	1,196	16,071	200	2,500
Net increase	1,196	16,071	200	2,500
Class R5 shares
Subscriptions	449,300	6,074,193	53,142	719,869
Redemptions	(29,440)	(428,610)	—	—
Net increase	419,860	5,645,583	53,142	719,869
Class Z shares
Subscriptions	2,704,391	37,319,899	16,323,796	204,554,101
Distributions reinvested	—	—	2,021,034	25,616,171
Redemptions	(24,891,959)	(344,390,748)	(53,114,547)	(683,973,357)
Net decrease	(22,187,568)	(307,070,849)	(34,769,717)	(453,803,085)
Total net decrease	(26,946,411)	(372,452,868)	(39,410,665)	(511,679,724)

(a) Class R4 and Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.85		$13.14		$15.12		$13.48		$9.40		$18.95
Income from investment operations:
Net investment income	0.28		0.39		0.39		0.22		0.33	(a)	0.52
Net realized and unrealized gain (loss)	0.63		(0.20)		(1.88)		1.81		3.96		(7.83)
Total from investment operations	0.91		0.19		(1.49)		2.03		4.29		(7.31)
Less distributions to shareholders:
Net investment income	—		(0.46)		(0.49)		(0.39)		(0.21)		(0.53)
Net realized gains	—		—		—		—		—		(1.70)
Tax return of capital	—		(0.02)		—		—		—		(0.01)
Total distributions to shareholders	—		(0.48)		(0.49)		(0.39)		(0.21)		(2.24)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)	0.00	(b)	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$13.76		$12.85		$13.14		$15.12		$13.48		$9.40
Total return	7.08%		1.56%		(9.51%)		15.47%		45.57%		(42.59%)
Ratios to average net assets(c)
Total gross expenses	1.51	%(d)(e)	1.57	%(d)	1.53	%(d)	1.48	%(d)	1.42	%(d)	1.38	%(d)
Total net expenses(f)	1.44	%(d)(e)(g)	1.43	%(d)(g)	1.41	%(d)(g)	1.48	%(d)(g)	1.42	%(d)(g)	1.38	%(d)(g)
Net investment income	4.10	%(e)	3.09%		2.87%		1.61%		2.56%		3.31%
Supplemental data
Net assets, end of period (in thousands)	$112,897		$168,944		$225,747		$367,847		$380,578		$241,097

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.39		$12.68		$14.61		$13.02		$9.09		$18.39
Income from investment operations:
Net investment income	0.21		0.29		0.27		0.21		0.24	(a)	0.37
Net realized and unrealized gain (loss)	0.62		(0.19)		(1.81)		1.67		3.82		(7.53)
Total from investment operations	0.83		0.10		(1.54)		1.88		4.06		(7.16)
Less distributions to shareholders:
Net investment income	—		(0.38)		(0.39)		(0.29)		(0.13)		(0.43)
Net realized gains	—		—		—		—		—		(1.70)
Tax return of capital	—		(0.01)		—		—		—		(0.01)
Total distributions to shareholders	—		(0.39)		(0.39)		(0.29)		(0.13)		(2.14)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)	0.00	(b)	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$13.22		$12.39		$12.68		$14.61		$13.02		$9.09
Total return	6.70%		0.84%		(10.28%)		14.75%		44.61%		(43.01%)
Ratios to average net assets(c)
Total gross expenses	2.25	%(d)(e)	2.32	%(e)	2.27	%(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)
Total net expenses(f)	2.19	%(d)(e)(g)	2.18	%(e)(g)	2.16	%(e)(g)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)
Net investment income	3.17	%(d)	2.41%		2.05%		1.62%		1.95%		2.43%
Supplemental data
Net assets, end of period (in thousands)	$459		$518		$807		$1,437		$8,476		$18,743

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.35		$12.64		$14.56		$12.99		$9.08		$18.37
Income from investment operations:
Net investment income	0.21		0.28		0.27		0.12		0.22	(a)	0.34
Net realized and unrealized gain (loss)	0.61		(0.18)		(1.80)		1.74		3.82		(7.49)
Total from investment operations	0.82		0.10		(1.53)		1.86		4.04		(7.15)
Less distributions to shareholders:
Net investment income	—		(0.38)		(0.39)		(0.29)		(0.13)		(0.43)
Net realized gains	—		—		—		—		—		(1.70)
Tax return of capital	—		(0.01)		—		—		—		(0.01)
Total distributions to shareholders	—		(0.39)		(0.39)		(0.29)		(0.13)		(2.14)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)	0.00	(b)	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$13.17		$12.35		$12.64		$14.56		$12.99		$9.08
Total return	6.64%		0.85%		(10.24%)		14.62%		44.44%		(43.00%)
Ratios to average net assets(c)
Total gross expenses	2.25	%(d)(e)	2.32	%(e)	2.28	%(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)
Total net expenses(f)	2.19	%(d)(e)(g)	2.18	%(e)(g)	2.16	%(e)(g)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)
Net investment income	3.23	%(d)	2.35%		2.10%		0.89%		1.81%		2.28%
Supplemental data
Net assets, end of period (in thousands)	$24,894		$26,193		$34,910		$57,793		$63,914		$49,750

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

Class I	Six Months Ended August 31 2013, (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$12.48		$12.77		$15.27		$13.93
Income from investment operations:
Net investment income (loss)	0.29		0.40		0.70		(0.00	)(b)
Net realized and unrealized gain (loss)	0.62		(0.16)		(2.65)		1.67
Total from investment operations	0.91		0.24		(1.95)		1.67
Less distributions to shareholders:
Net investment income	—		(0.51)		(0.55)		(0.33)
Tax return of capital	—		(0.02)		—		—
Total distributions to shareholders	—		(0.53)		(0.55)		(0.33)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$13.39		$12.48		$12.77		$15.27
Total return	7.29%		2.00%		(12.47%)		12.22%
Ratios to average net assets(c)
Total gross expenses	1.04	%(d)(e)	1.13	%(e)	1.06	%(e)	1.07	%(d)(e)
Total net expenses(f)	1.04	%(d)(e)	1.04	%(e)(g)	1.06	%(e)	1.07	%(d)(e)(g)
Net investment income (loss)	4.29	%(d)	3.31%		4.77%		(0.05	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$2		$34,506

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to zero.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

Class R	Six Months Ended August 31 2013, (Unaudited)		Year Ended February 28, 2013		Year Ended February 29, 2012		Year Ended February 28, 2011(a)
Per share data
Net asset value, beginning of period	$12.87		$13.15		$15.15		$13.78
Income from investment operations:
Net investment income	0.25		0.15		0.25		0.02
Net realized and unrealized gain (loss)	0.64		0.02	(b)	(1.79)		1.60
Total from investment operations	0.89		0.17		(1.54)		1.62
Less distributions to shareholders:
Net investment income	—		(0.44)		(0.46)		(0.25)
Tax return of capital	—		(0.01)		—		—
Total distributions to shareholders	—		(0.45)		(0.46)		(0.25)
Proceeds from regulatory settlements	—		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$13.76		$12.87		$13.15		$15.15
Total return	6.92%		1.39%		(9.90%)		11.92%
Ratios to average net assets(d)
Total gross expenses	1.74	%(e)(f)	1.85	%(f)	1.86	%(f)	1.77	%(e)(f)
Total net expenses(g)	1.68	%(e)(f)(h)	1.70	%(f)(h)	1.64	%(f)(h)	1.77	%(e)(f)(h)
Net investment income	3.56	%(e)	1.16%		1.94%		0.40	%(e)
Supplemental data
Net assets, end of period (in thousands)	$123		$98		$8		$3

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  Certain line items from prior years have been reclassified to conform to the current presentation.

(e)  Annualized.

(f)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

Class R4	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$13.10		$12.51
Income from investment operations:
Net investment income	0.31		0.02
Net realized and unrealized gain	0.64		1.05	(b)
Total from investment operations	0.95		1.07
Less distributions to shareholders:
Net investment income	—		(0.46)
Tax return of capital	—		(0.02)
Total distributions to shareholders	—		(0.48)
Net asset value, end of period	$14.05		$13.10
Total return	7.25%		8.64%
Ratios to average net assets(c)
Total gross expenses	1.23	%(d)(e)	1.31	%(d)(e)
Total net expenses(f)	1.18	%(d)(e)(g)	1.21	%(d)(e)
Net investment income	4.33	%(d)	0.59	%(d)
Supplemental data
Net assets, end of period (in thousands)	$20		$3

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

Class R5	Six Months Ended August 31, 2013 (Unaudited)		Year Ended February 28, 2013(a)
Per share data
Net asset value, beginning of period	$13.09		$12.51
Income from investment operations:
Net investment income	0.30		0.07
Net realized and unrealized gain	0.66		1.00	(b)
Total from investment operations	0.96		1.07
Less distributions to shareholders:
Net investment income	—		(0.47)
Tax return of capital	—		(0.02)
Total distributions to shareholders	—		(0.49)
Net asset value, end of period	$14.05		$13.09
Total return	7.33%		8.64%
Ratios to average net assets(c)
Total gross expenses	1.09	%(d)(e)	1.28	%(d)(e)
Total net expenses(f)	1.07	%(d)(e)	1.09	%(d)(e)
Net investment income	4.20	%(d)	1.88	%(d)
Supplemental data
Net assets, end of period (in thousands)	$6,644		$696

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Financial Highlights (continued)

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$12.99		$13.27		$15.28		$13.62		$9.49		$19.10
Income from investment operations:
Net investment income	0.36		0.42		0.42		0.26		0.36	(a)	0.50
Net realized and unrealized gain (loss)	0.57		(0.19)		(1.90)		1.83		4.01		(7.83)
Total from investment operations	0.93		0.23		(1.48)		2.09		4.37		(7.33)
Less distributions to shareholders:
Net investment income	—		(0.49)		(0.53)		(0.43)		(0.24)		(0.57)
Net realized gains	—		—		—		—		—		(1.70)
Tax return of capital	—		(0.02)		—		—		—		(0.01)
Total distributions to shareholders	—		(0.51)		(0.53)		(0.43)		(0.24)		(2.28)
Proceeds from regulatory settlements	—		—		0.00	(b)	0.00	(b)	0.00	(b)	—
Redemption fees:
Redemption fees added to paid-in capital	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$13.92		$12.99		$13.27		$15.28		$13.62		$9.49
Total return	7.16%		1.86%		(9.35%)		15.74%		45.94%		(42.41%)
Ratios to average net assets(c)
Total gross expenses	1.27	%(d)(e)	1.32	%(e)	1.27	%(e)	1.23	%(e)	1.17	%(e)	1.13	%(e)
Total net expenses(f)	1.20	%(d)(e)(g)	1.18	%(e)(g)	1.16	%(e)(g)	1.23	%(e)(g)	1.17	%(e)(g)	1.13	%(e)(g)
Net investment income	5.09	%(d)	3.35%		3.09%		1.85%		2.76%		3.20%
Supplemental data
Net assets, end of period (in thousands)	$177,348		$453,526		$924,777		$1,277,799		$1,187,812		$844,122

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(b)  Rounds to zero.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense allocated from Master Portfolio which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Fund

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia International Value Fund (the Feeder Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The value of the Feeder Fund's investment in Columbia International Value Master Portfolio (the Master Portfolio) included in the Statement of Assets and Liabilities reflects the Feeder Fund's proportionate amount of beneficial interest in the net assets of the Master Portfolio, which is equal to 98.6% at August 31, 2013. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Another fund that is managed by the Investment Manager, not registered under the 1940 Act, and whose financial statements are not presented here, also invests in the Master Portfolio.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Feeder Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Feeder Fund no longer accepts investments by new or existing investors in the Feeder Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Feeder Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Feeder Fund in the preparation of its financial statements.

Security Valuation

The Feeder Fund invests all or substantially all of its assets in the Master Portfolio, an open-end management investment company having the same investment objectives as the Feeder Fund. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and

Semiannual Report 2013

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Feeder Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Expenses

General expenses of the Trust are allocated to the Feeder Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Feeder Fund are charged to the Feeder Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Feeder Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

The Feeder Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Federal Income Tax Status

The Feeder Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Feeder Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Feeder Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Feeder Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Feeder Fund level, based on statutory rates. The Feeder Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Feeder Fund. In addition, certain of the Feeder Fund's contracts with its service providers contain general indemnification clauses. The Feeder Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Feeder Fund cannot be determined, and the Feeder Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Feeder Fund indirectly pays for investment management and subadvisory services and a portion of the administrative services through its investment in the Master Portfolio (see Notes to Financial Statements of the Master Portfolio).

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. Effective June 1, 2013, the Feeder Fund pays the Fund Administrator an annual fee for administration and accounting services equal to

Semiannual Report 2013

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

0.02% of the Fund's average daily net assets. Prior to June 1, 2013, the administration fee was equal to 0.17% of the Fund's average daily net assets. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.12% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Feeder Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Feeder Fund and Board expenses is facilitated by a company providing limited administrative services to the Feeder Fund and the Board. For the six months ended August 31, 2013, other expenses paid to this company were $347.

Compensation of Board Members

Board members are compensated for their services to the Feeder Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Feeder Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Feeder Fund's liability for these amounts is adjusted for market value changes and remains in the Feeder Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Feeder Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Feeder Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2013, the Feeder Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.18
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Feeder Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2013, these minimum account balance fees reduced total expenses by $920.

Distribution and Service Fees

The Feeder Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Feeder Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Feeder Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Feeder Fund and providing services to investors.

Under the Plans, the Feeder Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Feeder Fund. Also under the Plans, the Feeder Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Feeder Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Feeder Fund, respectively.

Semiannual Report 2013

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Feeder Fund shares were $27,509 for Class A, $312 for Class B and $462 for Class C shares for the six months ended August 31, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Feeder Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Feeder Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	June 1, 2013 through June 30, 2014	Prior to June 01, 2013
Class A	1.41%	1.46%
Class B	2.16	2.21
Class C	2.16	2.21
Class I	1.02	1.07
Class R	1.66	1.71
Class R4	1.16	1.21
Class R5	1.07	1.12
Class Z	1.16	1.21

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Feeder Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

The following capital loss carryforward, determined as of February 28, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	185,725,377
2019	68,376,538
Unlimited long-term	171,398,112
Total	425,500,027

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Feeder Fund has elected to treat late year ordinary losses of $2,206,883 and post-October capital losses of $98,895,321 at February 28, 2013 as arising on March 01, 2013.

Management of the Feeder Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Feeder Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Shareholder Concentration

At August 31, 2013, three unaffiliated shareholder accounts owned 36.7% of the outstanding shares of the Feeder Fund. The Feeder Fund has no knowledge about whether any portion of those shares was owned beneficially.

Note 6. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions,

Semiannual Report 2013

Columbia International Value Fund

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q,

10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia International Value Fund

Columbia Funds Master Investment Trust, LLC

Columbia International Value Master Portfolio Semiannual Report

August 31, 2013

The following pages should be read in conjunction with Columbia International Value Fund's Semiannual Report.

Columbia International Value Master Portfolio

Portfolio of Investments

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.8%

Issuer	Shares	Value ($)
Australia 5.4%
Australia and New Zealand Banking Group Ltd.	263,441	6,916,386
BlueScope Steel Ltd. (a)	347,891	1,538,653
Commonwealth Bank of Australia	36,060	2,326,375
Macmahon Holdings Ltd.	5,492,106	626,933
National Australia Bank Ltd.	132,812	3,814,529
Westpac Banking Corp.	89,417	2,482,204
Total		17,705,080
Belgium 1.1%
Barco NV	30,620	2,190,178
Delhaize Group SA	23,802	1,518,631
Total		3,708,809
Canada 0.6%
Cott Corp.	198,877	1,589,027
Eastern Platinum Ltd. (a)	6,547,498	435,133
Total		2,024,160
France 10.1%
AXA SA	288,884	6,294,031
BNP Paribas SA	100,364	6,289,414
CNP Assurances	171,279	3,028,843
Metropole Television SA	99,885	1,911,548
Sanofi	83,429	8,015,085
Total SA	136,193	7,544,678
Total		33,083,599
Germany 7.4%
Allianz SE, Registered Shares	42,775	6,128,240
Aurubis AG	49,992	2,884,370
BASF SE	26,990	2,358,945
Continental AG	17,287	2,609,169
Daimler AG, Registered Shares	23,000	1,578,261
Duerr AG	27,399	1,839,564
Freenet AG	126,114	2,974,379
KHD Humboldt Wedag International AG	266,695	1,681,317
Siemens AG, Registered Shares	20,495	2,169,415
Total		24,223,660

Common Stocks (continued)

Issuer	Shares	Value ($)
Hong Kong 2.0%
Hongkong Land Holdings Ltd.	305,000	1,965,655
K Wah International Holdings Ltd.	3,869,000	1,814,887
Wharf Holdings Ltd.	321,000	2,627,046
Total		6,407,588
Ireland 3.4%
Dragon Oil PLC	459,462	4,218,769
Jazz Pharmaceuticals PLC (a)	34,680	3,041,089
Smurfit Kappa Group PLC	186,622	3,790,994
Total		11,050,852
Italy 2.1%
ENI SpA	167,690	3,829,723
Recordati SpA	269,001	3,032,629
Total		6,862,352
Japan 21.6%
Aisin Seiki Co., Ltd.	70,400	2,687,217
Arnest One Corp.	98,600	2,043,946
Central Japan Railway Co.	28,600	3,256,200
CyberAgent, Inc.	737	1,885,905
Daiichikosho Co., Ltd.	94,200	2,532,150
Dr Ci:Labo Co., Ltd.	382	989,236
Fuji Heavy Industries Ltd.	189,000	4,550,075
Fuji Machine Manufacturing Co., Ltd.	216,600	1,961,765
Fuyo General Lease Co., Ltd.	93,200	2,989,957
Hino Motors Ltd.	151,000	1,956,189
IT Holdings Corp.	247,100	2,938,904
ITOCHU Corp.	318,500	3,585,427
Japan Petroleum Exploration Co.	45,000	1,998,749
Japan Tobacco, Inc.	76,000	2,566,889
Kato Sangyo Co., Ltd.	112,300	2,227,321
Kinki Sharyo Co., Ltd.	310,973	1,021,811
Mitsubishi UFJ Financial Group, Inc.	660,931	3,851,778
Nippon Telegraph & Telephone Corp.	80,800	4,099,122
NuFlare Technology, Inc.	43	503,489
Otsuka Holdings Co., Ltd.	70,900	2,190,478
Shinko Plantech Co., Ltd.	322,000	2,575,543
Sumitomo Mitsui Financial Group, Inc.	164,642	7,236,981
Temp Holdings Co., Ltd.	44,900	968,938

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tokyo Gas Co., Ltd.	308,000	1,593,989
TS Tech Co., Ltd.	79,700	2,667,254
Tsuruha Holdings, Inc.	21,300	1,919,373
Yamaguchi Financial Group, Inc.	205,000	1,900,616
Yodogawa Steel Works Ltd.	506,000	2,039,647
Total		70,738,949
Netherlands 3.4%
ING Groep NV-CVA (a)	351,292	3,814,102
Koninklijke Ahold NV	187,088	2,980,778
Koninklijke Philips NV	144,569	4,469,118
Total		11,263,998
Norway 0.9%
Electromagnetic GeoServices AS (a)	933,005	1,077,861
Kongsberg Automotive Holding ASA (a)	4,127,491	1,895,185
Total		2,973,046
Philippines 0.4%
Energy Development Corp.	10,597,300	1,365,153
Russian Federation 0.5%
Sberbank of Russia, ADR	165,116	1,740,323
Singapore 1.5%
Ausgroup Ltd.	3,207,000	764,244
DBS Group Holdings Ltd.	323,000	3,989,523
Total		4,753,767
South Korea 2.3%
GS Home Shopping, Inc.	9,853	1,876,424
Hyundai Home Shopping Network Corp.	21,345	3,145,587
LG Fashon Corp.	58,360	1,353,605
Youngone Holdings Co., Ltd.	19,807	1,092,815
Total		7,468,431
Spain 4.2%
Banco Bilbao Vizcaya Argentaria SA	345,632	3,298,128
Banco Santander SA	761,363	5,373,404
Duro Felguera SA	341,428	2,278,804
Iberdrola SA	541,700	2,872,342
Total		13,822,678

Common Stocks (continued)

Issuer	Shares	Value ($)
Sweden 2.4%
MQ Holding AB	129,627	338,377
Nordea Bank AB	339,416	3,951,194
Saab AB, Class B	193,230	3,539,593
Total		7,829,164
Switzerland 5.0%
Baloise Holding AG, Registered Shares	30,620	3,241,518
Georg Fischer AG, Registered Shares	7,010	3,800,897
Novartis AG, Registered Shares	22,021	1,605,809
Roche Holding AG, Genusschein Shares	11,777	2,937,763
Zurich Insurance Group AG	19,536	4,862,741
Total		16,448,728
Thailand 1.1%
Bangkok Bank PCL, Foreign Registered Shares	336,700	1,885,573
PTT PCL, Foreign Registered Shares	183,700	1,860,641
Total		3,746,214
United Kingdom 17.5%
Amarin Corp. PLC, ADR (a)	245,374	1,545,856
Antofagasta PLC	147,299	1,951,703
Aviva PLC	632,745	3,792,826
Barclays PLC	1,034,322	4,541,787
BP PLC	812,263	5,616,606
HSBC Holdings PLC	1,100,773	11,531,670
Intermediate Capital Group PLC	494,597	3,354,104
Lancashire Holdings Ltd.	201,803	2,248,559
Royal Dutch Shell PLC, Class A	85,637	2,771,831
Royal Dutch Shell PLC, Class B	295,711	9,958,065
Vodafone Group PLC	1,561,120	4,989,741
Vodafone Group PLC, ADR	72,170	2,334,700
Xchanging PLC	1,353,152	2,631,710
Total		57,269,158
United States 2.9%
CF Industries Holdings, Inc.	8,248	1,569,924
Gilead Sciences, Inc. (a)	22,899	1,380,123
GTx, Inc. (a)(b)	222,714	345,207
Infinity Pharmaceuticals, Inc. (a)	56,610	1,047,851
Insmed, Inc. (a)	50,243	764,196

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Keryx Biopharmaceuticals, Inc. (a)	74,158	632,568
NPS Pharmaceuticals, Inc. (a)	27,486	689,899
Pharmacyclics, Inc. (a)	7,303	814,284
Stillwater Mining Co. (a)	147,526	1,680,321
Vertex Pharmaceuticals, Inc. (a)	8,492	638,174
Total		9,562,547
Total Common Stocks (Cost: $314,536,032)		314,048,256

Exchange-Traded Funds 3.2%

iShares MSCI EAFE ETF	174,518	10,326,230
Total Exchange-Traded Funds (Cost: $10,469,438)		10,326,230

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.097% (c)(d)	1,040,295	1,040,295
Total Money Market Funds (Cost: $1,040,295)		1,040,295

Total Investments (Cost: $326,045,765)	325,414,781
Other Assets & Liabilities, Net	2,350,399
Net Assets	327,765,180

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Toronto Dominion	September 17, 2013	7,148,797 (USD)	7,799,000 (AUD)	—	(213,211)
Toronto Dominion	September 17, 2013	3,640,852 (USD)	2,751,000 (EUR)	—	(4,839)
Toronto Dominion	September 17, 2013	22,068,246 (USD)	14,431,000 (GBP)	293,229	—
Toronto Dominion	September 17, 2013	1,823,691 (USD)	6,545,000 (ILS)	—	(22,323)
Toronto Dominion	September 17, 2013	1,823,659 (USD)	10,836,000 (NOK)	—	(53,879)
Toronto Dominion	September 17, 2013	1,038,905 (USD)	1,308,000 (NZD)	—	(28,973)
Toronto Dominion	September 17, 2013	1,094,386 (USD)	7,136,000 (SEK)	—	(17,951)
Toronto Dominion	September 17, 2013	2,190,964 (USD)	2,778,000 (SGD)	—	(13,128)
Toronto Dominion	September 17, 2013	147,527,000 (THB)	4,716,638 (USD)	137,049	—
Toronto Dominion	September 17, 2013	370,507,000 (JPY)	3,720,435 (USD)	—	(53,341)
Toronto Dominion	September 17, 2013	5,721,000 (CHF)	6,121,905 (USD)	—	(27,334)
Toronto Dominion	September 17, 2013	2,072,000 (CAD)	2,013,312 (USD)	46,792	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Investments in Derivatives (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Toronto Dominion	September 17, 2013	10,221,800,000 (KRW)	9,131,091 (USD)	—	(69,428)
Toronto Dominion	September 17, 2013	100,989,000 (JPY)	1,024,053 (USD)	—	(4,565)
Toronto Dominion	September 17, 2013	45,487,000 (PHP)	1,018,746 (USD)	—	(1,192)
Total				477,070	(510,164)

Open Options Contracts Written at August 31, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
GTx, Inc.	Call	19	2.00	75	Sept. 21, 2013	143
Total						143

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At August 31, 2013, securities valued at $2,945 were held to cover open call options written.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2013.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Master Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Master Portfolio. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,630,043	120,346,020	(127,935,768)	1,040,295	2,172	1,040,295

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

ILS    Israeli Shekel

JPY  Japanese Yen

KRW  Korean Won

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thailand Baht

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Master Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Master Portfolio's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Master Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Master Portfolio's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Master Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Master Portfolio's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Portfolio of Investments (continued)

August 31, 2013 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Master Portfolio's investments at August 31, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	32,167,519	—	32,167,519
Consumer Staples	1,589,027	12,202,227	—	13,791,254
Energy	—	41,452,464	—	41,452,464
Financials	—	117,292,392	—	117,292,392
Health Care	10,899,247	17,781,765	—	28,681,012
Industrials	—	33,920,217	—	33,920,217
Information Technology	—	8,264,281	—	8,264,281
Materials	3,685,378	14,564,313	—	18,249,691
Telecommunication Services	2,334,700	12,063,242	—	14,397,942
Utilities	—	5,831,484	—	5,831,484
Exchange-Traded Funds	10,326,230	—	—	10,326,230
Total Equity Securities	28,834,582	295,539,904	—	324,374,486
Mutual Funds
Money Market Funds	1,040,295	—	—	1,040,295
Total Mutual Funds	1,040,295	—	—	1,040,295
Investments in Securities	29,874,877	295,539,904	—	325,414,781
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	477,070	—	477,070
Liabilities
Forward Foreign Currency Exchange Contracts	—	(510,164)	—	(510,164)
Options Contracts Written	(143)	—	—	(143)
Total	29,874,734	295,506,810	—	325,381,544

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Master Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Statement of Assets and Liabilities

August 31, 2013 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $325,005,470)	$324,374,486
Affiliated issuers (identified cost $1,040,295)	1,040,295
Total investments (identified cost $326,045,765)	325,414,781
Foreign currency (identified cost $1,283,533)	1,283,533
Unrealized appreciation on forward foreign currency exchange contracts	477,070
Receivable from feeder funds	1,988
Receivable for:
Investments sold	44,073,852
Dividends	1,440,234
Reclaims	1,007,330
Expense reimbursement due from Investment Manager	318
Prepaid expenses	70,210
Total assets	373,769,316
Liabilities
Option contracts written, at value (premiums received $75)	143
Unrealized depreciation on forward foreign currency exchange contracts	510,164
Payable to feeder funds	92,397
Payable for:
Investments purchased	36,188,934
Collateral and deposits	9,100,000
Investment management fees	7,190
Administration fees	546
Compensation of board members	72,562
Other expenses	32,200
Total liabilities	46,004,136
Net assets applicable to outstanding capital stock	$327,765,180

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$18,843,034
Dividends — affiliated issuers	2,172
Interest	14,472
Income from securities lending — net	944
Foreign taxes withheld	(2,042,382)
Total income	16,818,240
Expenses:
Investment management fees	2,264,661
Administration fees	147,850
Compensation of board members	18,366
Custodian fees	43,487
Professional fees	23,020
Line of credit interest expense	3,630
Other	101,104
Total expenses	2,602,118
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(109,391)
Total net expenses	2,492,727
Net investment income	14,325,513
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(47,591,664)
Foreign currency translations	(128,906)
Forward foreign currency exchange contracts	(684,818)
Net realized loss	(48,405,388)
Net change in unrealized appreciation (depreciation) on:
Investments	83,890,263
Foreign currency translations	35,502
Forward foreign currency exchange contracts	(33,094)
Net change in unrealized appreciation (depreciation)	83,892,671
Net realized and unrealized gain	35,487,283
Net increase in net assets resulting from operations	$49,812,796

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Operations
Net investment income	$14,325,513	$40,231,525
Net realized loss	(48,405,388)	(154,977,008)
Net change in unrealized appreciation (depreciation)	83,892,671	133,091,210
Net increase in net assets resulting from operations	49,812,796	18,345,727
Contributions and withdrawals
Contributions	4,660,911	95,990,171
Withdrawals	(442,300,359)	(689,416,929)
Net contributions (withdrawals)	(437,639,448)	(593,426,758)
Total decrease in net assets	(387,826,652)	(575,081,031)
Net assets at beginning of period	715,591,832	1,290,672,863
Net assets at end of period	$327,765,180	$715,591,832

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Financial Highlights

The following table shows certain financial information for evaluating the Master Portfolio's results. Total returns are not annualized for periods of less than one year.

	Six Months Ended August 31, 2013		Year Ended February 28,		Year Ended February 29,		Year Ended February 28,
	(Unaudited)		2013		2012		2011		2010		2009
Total return	7.46%		2.14%		(9.07%)		16.11%		46.24%		(42.12%)
Ratios to average net assets(a)(b)
Total gross expenses	0.94	%(c)(d)	0.91	%(c)	0.88	%(c)	0.86	%(c)	0.87	%(c)	0.84	%(c)
Total net expenses(e)	0.90	%(c)(d)	0.90	%(c)	0.88	%(c)	0.86	%(c)(f)	0.87	%(c)(f)	0.84	%(c)(f)
Net investment income	5.18	%(d)	3.61%		3.41%		2.21%		3.08%		3.58%
Supplemental data
Portfolio turnover	72%		13%		16%		7%		22%		5%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Master Portfolio bears directly, the Master Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements

August 31, 2013 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the Master Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Information presented in these financial statements pertains to Columbia International Value Master Portfolio (the Master Portfolio).

The following investors were invested in the Master Portfolio at August 31, 2013:

Columbia International Value Fund (the Feeder Fund)	98.6%
Columbia Management Private Funds VII, LLC — International Value Fund	1.4%

The Master Portfolio serves as a master portfolio for the Columbia International Value Fund which operates as a feeder fund in a master/feeder structure.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains (losses) of the Master Portfolio.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Master Portfolio invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Master Portfolio may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Master Portfolio to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts and market values of derivative instruments, if any, are not recorded in the financial statements.

The Master Portfolio and any counterparty are required to maintain an agreement that requires the Master Portfolio and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Master Portfolio and such counterparty. If the net fair value of such derivatives between the Master Portfolio and that counterparty exceeds a certain threshold (as defined in the agreement), the Master Portfolio or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Master Portfolio or any counterparty. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. A Master Portfolio's risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio and the amount of any initial margin held by the counterparty. With exchange traded or centrally cleared derivatives , there is minimal counterparty credit risk to the Master Portfolio since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers, potentially resulting in losses to the Master Portfolio.

In order to better define its contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Master Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Master Portfolio and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer has to be made. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty nonperformance. The Master Portfolio attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio's net assets decline by a stated percentage over a specified time period or the Master Portfolio fails to meet the terms of the ISDA Master Agreement, which would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty. The Master Portfolio also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Master Portfolio would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are OTC agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Master Portfolio utilized forward foreign currency exchange contracts [to hedge the currency exposure associated with some or all of the Master Portfolio's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio]. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Master Portfolio will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Master Portfolio's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange traded or OTC. The Master Portfolio purchased and wrote option contracts to produce incremental earnings and protect gains/decrease the Master Portfolio's exposure to equity risk and to increase return on investments, protect gains, and facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Master Portfolio to secure certain OTC option contract trades. Cash collateral held or posted by the Master Portfolio for such option contract trades must be returned to the counterparty or the Master Portfolio upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Master Portfolio writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. The Master Portfolio will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For OTC options purchased, the Master Portfolio bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. The Master Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Master Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Master Portfolio may incur a loss if the market price of the security decreases and the option contract is exercised. The Master Portfolio's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Master Portfolio could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. Option contracts written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio and not the counterparty to perform. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended August 31, 2013 are as follows:

Calls
	Contracts	Premiums ($)
Balance at February 28, 2013	—	—
Opened	19	75
Closed	—	—
Expired	—	—
Exercised	—	—
Balance at August 31, 2013	19	75

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Master Portfolio, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at August 31, 2013:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	477,070
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Options contracts written, at value	143
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	510,164
Total		510,307

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended August 31, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(684,818)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(33,094)

The following table is a summary of the volume of derivative instruments for the six months ended August 31, 2013:

Derivative Instrument	Contracts Opened
Forward foreign currency exchange contracts	57
Options contracts	19

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

The following table presents the Master Portfolio's gross and net amount of liabilities available for offset under a netting arrangement for short sales as well as the related collateral pledged by the Master Portfolio as of August 31, 2013:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	477,070	—	477,070	477,070	—	—	—
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	510,164	—	510,164	477,070	—	—	33,094
Options Contracts Written	143	—	143	—	—	—	143
Total	510,307	—	510,307	477,070	—	—	33,237

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost if the Master Portfolio still owns the applicable securities on the payment date. If the Master Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

Foreign Taxes

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries, as applicable, based

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Master Portfolio level, based on statutory rates. The Master Portfolio accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Master Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Trust or its Master Portfolio. In addition, certain of the Master Portfolio's contracts with its service providers contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Master Portfolio cannot be determined, and the Master Portfolio has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective June 1, 2013, the investment management fee is an annual fee that is equal to a percentage of the Master Portfolio's average daily net assets that declines from 0.79% to 0.62% as the Master Portfolio's net assets increase. Prior to June 1, 2013, the investment management fee was equal to a percentage of the Master Portfolio's average daily net assets that declined from 0.85% to 0.66% as the Master Portfolio's net assets increased. The annualized effective investment management fee rate for the six months ended August 31, 2013 was 0.82% of the Master Portfolio's average daily net assets.

Subadvisory Agreement

Prior to June 1, 2013, Brandes Investment Partners, L.P. (Brandes) served as the subadviser of the Master Portfolio. The Investment Manager compensated Brandes to manage the investment of the Master Portfolio's assets. Effective June 1, 2013, the Investment Manager assumed the day-to-day management responsibilities of the Master Portfolio from Brandes.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Master Portfolio Administrator. Effective June 1, 2013, the Master Portfolio pays the Master Portfolio Administrator an annual fee for administration and accounting services equal to a percentage of the Master Portfolio's average daily net assets that declines from 0.06% to 0.03% as the Master Portfolio's net assets increase. Prior to June 1, 2013, the administration fee was equal to 0.05% of the Master Portfolio's average daily net assets. The annualized effective administration fee rate for the six months ended August 31, 2013 was 0.05% of the Master Portfolio's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Master Portfolio or the Board, including payments to a company providing limited administrative services to the Master Portfolio and the Board. That company's expense include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2013, other expenses paid to this company were $1,388.

Compensation of Board Members

Board members are compensated for their services to the Master Portfolio as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Master Portfolio, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Master Portfolio's liability for these amounts is adjusted for market value changes and remains in the Master Portfolio until distributed in accordance with the Plan.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affilates have voluntarily agreed to waive fees and/or reimburse certain expenses (excluding certain fees and expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Master Portfolio's ordinary net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Master Portfolio's custodian, do not exceed the annual rate of 0.90% of the Master Portfolio's average daily

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

net assets. This arrangement may be modified or terminated by the Investment Manager at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2013, the cost of investments for federal income tax purposes was approximately $326,046,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$15,939,000
Unrealized depreciation	(16,570,000)
Net unrealized depreciation	$(631,000)

Management of the Master Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Master Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $387,461,925 and $799,463,442, respectively, for the six months ended August 31, 2013.

Note 6. Affiliated Money Market Fund

The Master Portfolio may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Master Portfolio and other affiliated funds. The income earned by the Master Portfolio from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Master Portfolio indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Master Portfolio has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Master Portfolio may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Master Portfolio and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Master Portfolio also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Master Portfolio had no borrowings during the six months ended August 31, 2013.

Note 8. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the

Semiannual Report 2013

Columbia International Value Master Portfolio

Notes to Financial Statements (continued)

August 31, 2013 (Unaudited)

Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia International Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Brandes Investment Partners, L.P. (the Subadviser), the Subadviser has provided portfolio management and related services for Columbia International Value Master Portfolio, in which the Fund invests all or substantially all of its assets.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2013, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed additional breakpoints in IMS fees for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. Further, the Board retained an independent consulting firm, Bobroff Consulting (the Independent Consultant), to assist the Independent Trustees in their review of IMS fees, expense caps and Ameriprise Financial's profitability. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 15-17, 2013 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement and the termination of the Subadvisory Agreement (effective following the conclusion of a short-term renewal period to cover the termination notice period required under the Subadvisory Agreement).

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the recent globalization initiative, which fosters increased worldwide investment support of global products, continued investment in upgrading technology (such as the implementation of new systems and hardware), the hiring of a Chief Interest Rate Strategist as part of Columbia Management's fixed income team and the addition of Columbia Management investment personnel to the Asset Allocation, Quantitative and Technology teams. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel. In this regard, the Board took into account its comprehensive discussions with Columbia Management's Chief Investment Officer (the CIO), observing the organizational depth of Columbia Management and the capabilities of its investment personnel. The Board also recalled the information the CIO provided it identifying the strengths and areas for enhancement of each Columbia Management investment team, as well as the

Semiannual Report 2013

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

discussion with the CIO regarding the investment personnel talent being infused to enhance support for certain Funds. The Board also observed the materials demonstrating the strength and depth of Columbia Management's equity and fixed income research departments.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2012 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Service Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources (including recent organizational changes), portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. In the context of the review of the foregoing, the Board recalled its multiple meetings with Brandes (and Columbia Management regarding Brandes) within the preceding six months, noting concerns raised with the wherewithal of Brandes' organization and its continued underperformance for a number of periods. The Board also considered Columbia Management's recommendation at the March 2013 Contracts Committee meeting that Brandes be replaced with Columbia Management's Overseas Value Team. The Board noted that it had been provided with materials discussing the depth, experience and capabilities of the Overseas Value Team, and the related proposed investment strategy change for the Fund. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the underperformance of the Fund (discussed below) as well as the Investment Manager's recommendation that the Board terminate the Subadvisory Agreement with the Subadviser, which is unaffiliated with the Investment Manager, at the expiration of the termination notice period under the Subadvisory Agreement, the Board concluded that the services being performed under the Subadvisory Agreement were of an acceptable quality for purposes of renewing the contract for only a short-term period until the expiration of the termination notice period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance had not met expectations for certain periods. The Board observed that appropriate action (i.e., termination of the Subadviser) is contemplated to help improve the Fund's performance.

Additionally, the Board reviewed Columbia Management's process for monitoring the Subadviser and considered, in particular, management's rationale for recommending the termination of the Subadviser. The Board observed that the Subadviser's termination (and replacement by the Overseas Value Team) would be effective following the expiration of the termination notice period under the Subadvisory Agreement.

Semiannual Report 2013

Columbia International Value Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the Independent Consultant's report that concluded that the Funds' expense cap philosophy of assuring that each Fund's total expense ratio is not above its peer universe median ratio is reasonable. The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that 2012 profitability approximates 2011 profitability and that, as was the case in 2011, 2012 profitability remained generally in line with (and, in many cases, lower than) the reported profitability of other asset management firms. Further, the Board considered the Independent Consultant's report that concluded that Columbia Management's profitability, particularly in comparison to industry competitors, was reasonable and not excessive. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 17, 2013, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement, the renewal of the Subadvisory Agreement for a short-term period (until the effective date of the termination of the Subadvisory Agreement) and the termination of the Subadvisory Agreement.

Semiannual Report 2013

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Semiannual Report 2013

Columbia International Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013

Columbia International Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR170_02_C01_(10/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 23, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 23, 2013